   As filed with the Securities and Exchange Commission on October 28, 2008



                                                             File Nos. 333-60174

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                                                                              []

                        Post-Effective Amendment No. 17


                                                                             [x]
                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 304


                                                                             [x]
                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson


                                 Vice President


                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on November 10, 2008 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts



     This registration statement incorporates by reference the prospectus dated April 28, 2008 and the fixed account supplement dated April 28, 2008 to the prospectus, for the Series C contracts included in Post-Efective Amendment No. 16 to the registration statement on Form N-4 (File Nos. 333-60174/811-03365) filed on April 15, 2008 pursuant to paragraph (b) of Rule 485.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED NOVEMBER 10, 2008
                                       TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement describes certain new investment portfolios for the Series/Class XC, VA, L, L - 4 Year, and C products issued by MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, and First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectuses dated April 28, 2008 (as supplemented). Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

1. SSGA GROWTH AND INCOME ETF PORTFOLIO AND SSGA GROWTH ETF PORTFOLIO

The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) of Met Investors Series Trust are expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table under "Met Investors Series Trust," add the following:

                                                                            TOTAL                     NET TOTAL
                                         12B-1/               ACQUIRED     ANNUAL      CONTRACTUAL     ANNUAL
                             MANAGEMENT  SERVICE    OTHER     FUND FEES   PORTFOLIO  EXPENSE SUBSIDY  PORTFOLIO
                                FEES      FEES    EXPENSES  AND EXPENSES  EXPENSES     OR DEFERRAL    EXPENSES
                             ----------  -------  --------  ------------  ---------  ---------------  ---------
SSgA Growth and Income
ETF Portfolio*+                 0.33%      0.25%    0.09%       0.20%        0.87%        0.00%          0.87%

SSgA Growth ETF Portfolio*+     0.33%      0.25%    0.08%       0.22%        0.88%        0.00%          0.88%

* The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). As an investor in an underlying ETF or other investment company, the Portfolio will bear its pro rata portion of the operating expenses of the underlying ETF or other investment company, including the management fee.

                                                                     SUPP-MS1108

+ The Management Fee has been restated to reflect an amended management fee agreement that became effective as of September 2, 2008.

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "MET INVESTORS SERIES TRUST":

     SSGA GROWTH AND INCOME ETF PORTFOLIO

     SUBADVISER: SSgA Funds Management, Inc.

     INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

     SSGA GROWTH ETF PORTFOLIO

     SUBADVISER: SSgA Funds Management, Inc.

     INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

2. MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

The Met/Dimensional International Small Company Portfolio (Class B) of Metropolitan Series Fund, Inc. is expected to be available on or about November 10, 2008. In the "Investment Portfolio Expenses" table under "Metropolitan Series Fund, Inc.," add the following:

                                                                    TOTAL                     NET TOTAL
                                 12B-1/               ACQUIRED     ANNUAL      CONTRACTUAL     ANNUAL
                     MANAGEMENT  SERVICE    OTHER     FUND FEES   PORTFOLIO  EXPENSE SUBSIDY  PORTFOLIO
                        FEES      FEES    EXPENSES  AND EXPENSES  EXPENSES     OR DEFERRAL    EXPENSES
                     ----------  -------  --------  ------------  ---------  ---------------  ---------
Met/Dimensional
International Small
Company Portfolio**     0.85%      0.25%    0.30%      0.00%         1.40%        0.00%          1.40%

** The fees and expenses of the Portfolio are estimated for the year ending December 31, 2008.

In Appendix B, "Participating Investment Portfolios," add the following to the list of portfolios under "METROPOLITAN SERIES FUND, INC.":

     MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

     SUBADVISER: Dimensional Fund Advisors LP

     INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.

3. INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," add the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio under option (A). Under option (B), add the SSgA Growth and Income ETF Portfolio and the SSgA Growth ETF Portfolio to Platform 2 and the
Met/Dimensional International Small Company Portfolio to Platform 4.

4. DESCRIPTIONS OF THE ASSET ALLOCATION PORTFOLIOS

In the "INVESTMENT OPTIONS" section, after the "Description of the MetLife Asset Allocation Program" section, add the following:

DESCRIPTION OF THE AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS

The following three American Funds Asset Allocation Portfolios (Class C) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the American Funds Asset Allocation Portfolios.

AMERICAN FUNDS ASSET ALLOCATION PORTFOLIOS
------------------------------------------
     American Funds Moderate Allocation Portfolio
     American Funds Balanced Allocation Portfolio
     American Funds Growth Allocation Portfolio

Each portfolio was designed on established principles of asset allocation and risk tolerance. Each portfolio will invest substantially all of its assets in the Class 1 shares of certain funds of American Funds Insurance Series(R) that invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable. Each portfolio has a target allocation among the three primary asset classes (equity, fixed income and cash/money market). Met Investors Advisory establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the underlying investment portfolios in which a portfolio invests based on, among other things, the underlying investment portfolios' investment objectives, policies, investment process and portfolio analytical and management personnel. Periodically, Met Investors Advisory will evaluate each portfolio's allocation among equity, fixed income and cash, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. At the same time, Met Investors Advisory will also consider whether to make changes with respect to the underlying investment portfolios, such as selecting one or more new underlying investment portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)

DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by Franklin Templeton, which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio. Met

Investors Advisory is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. Met Investors Advisory will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying investment portfolios in which it invests.)

DESCRIPTION OF THE SSGA ETF PORTFOLIOS

The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. Met Investors Advisory is the investment manager of the SSgA ETF Portfolios.

Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds ("underlying ETFs"). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.

Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large-, mid- and small-capitalization domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). SSgA Funds Management, Inc. ("SSgA Funds Management"), the portfolios' sub-adviser, establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other things, the historical performance of each ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.

SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income and cash/cash equivalents including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 10, 2008
                                      TO
            PROSPECTUSES DATED APRIL 28, 2008 AND NOVEMBER 10, 2008
                               (AS SUPPLEMENTED)

This supplement modifies information in the prospectuses dated April 28, 2008 for the Series S variable annuity contracts and November 10, 2008 for the Series XTRA variable annuity contracts issued by MetLife Investors USA Insurance Company and the prospectuses dated April 28, 2008 for the Series/Class VA, XC, L, L - 4 Year and C variable annuity contracts issued by MetLife Investors USA Insurance Company and MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. GUARANTEED MINIMUM INCOME BENEFIT PLUS II - GUARANTEED PRINCIPAL OPTION

In the state of Washington, the Guaranteed Principal Option feature is not available with the Guaranteed Minimum Income Benefit Plus II (GMIB Plus II). Disregard all references to the Guaranteed Principal Adjustment in the "Living Benefits" section and the Guaranteed Minimum Income Benefit Examples Appendix.

2. LIFETIME WITHDRAWAL GUARANTEE II - GUARANTEED PRINCIPAL ADJUSTMENT

In the state of Washington, the Guaranteed Principal Adjustment feature is not available with the Lifetime Withdrawal Guarantee II (LWG II). Disregard all references to the Guaranteed Principal Adjustment in the "Living Benefits" section and the Guaranteed Withdrawal Benefit Examples Appendix.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                        (800) 343-8496
Irvine, CA 92614

                                                                  SUPP-MSWA1108

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                      SUPPLEMENT DATED NOVEMBER 10, 2008
                                      TO
              PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

For contracts issued on or after November 13, 2006, (or a later date, subject to state approval), this supplement describes the annuity date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the Series XC, C, L and VA variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement provides information in addition to that contained in the prospectus dated April 28, 2008 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1. ANNUITY DATE

In the "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Date" section of the prospectus, replace the second and third paragraphs with the following:

   When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten
   (10) years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot change your annuity date to a date beyond age 95 of the annuitant unless your contract is held through a custodial account (such as an IRA held in a custodial account) (see "Other Information--Annuitant" for the definition of annuitant and permitted changes of the annuitant).

   PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE ELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED WITHDRAWAL BENEFIT, A GUARANTEED MINIMUM INCOME BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, AND THE RIDER CONTINUES IN EFFECT AT THE TIME OF ANNUITIZATION, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE OR GUARANTEED MINIMUM INCOME BENEFIT PLUS RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the annuitant, there are several annuity income options to choose from during the annuity phase that you should be aware of. (See "Annuitization" below in this prospectus supplement).

2. LIFETIME WITHDRAWAL GUARANTEE--REMAINING GUARANTEED WITHDRAWAL AMOUNT

In the "Description of the Lifetime Withdrawal Guarantee II" section of the "LIVING BENEFITS" section of the prospectus, replace the last bullet item above the "Managing Your Withdrawals" subsection with the following:

   At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG I or LWG II rider. Your contract must be annuitized when the annuitant attains age 95 unless your contract is held through a custodial account. Annuitization may provide higher income amounts and/or different tax treatment than the payments received under the LWG I or LWG II rider. (See "Annuitization" below in this prospectus supplement.)

                                                                 SUPP-MLFAN1108

3. ANNUITIZATION

Add the following at the end of the "Guaranteed Withdrawal Benefits" section of the "LIVING BENEFITS" section of the prospectus, just before the "Guaranteed Minimum Accumulation Benefit" section:

   GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. AT ANY TIME DURING THE ACCUMULATION PHASE, YOU CAN ELECT TO ANNUITIZE UNDER CURRENT ANNUITY RATES IN LIEU OF CONTINUING ANY GUARANTEED WITHDRAWAL BENEFIT RIDER. FOR CONTRACTS ISSUED ON OR AFTER NOVEMBER 13, 2006 (OR A LATER DATE, SUBJECT TO STATE APPROVAL), WHEN THE ANNUITANT ATTAINS AGE 95, YOUR CONTRACT MUST BE ANNUITIZED UNLESS YOUR CONTRACT IS HELD THROUGH A CUSTODIAL ACCOUNT. (SEE "ANNUITY DATE" ABOVE IN THIS PROSPECTUS SUPPLEMENT.) AT THE REQUIRED ANNUITIZATION DATE YOU MUST SELECT ONE OF THE FOLLOWING ANNUITY INCOME
   OPTIONS:

    1) Annuitize the account value under the contract's annuity provisions.

    2) Elect to receive the Annual Benefit Payment paid each year until the Benefit Base (for GWB I or Enhanced GWB) or Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee riders) is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base or Remaining Guaranteed Withdrawal Amount to zero.

    3) If eligible for lifetime withdrawals under the LWG I or LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your and your spousal beneficiary's death for the Joint Life version of the LWG I or LWG II). If you (or you and your spousal beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

Since the annuity date at the time you purchase the contract is the later of age 90 of the annuitant or 10 years from contract issue date, you will need to make an election if you would like to extend your annuity date to age 95 of the annuitant, or later if your contract is held through a custodial account. At the time of annuitization, you will need to select an annuity income option from one of the above referenced payout options (or any other annuity income option available under your contract) (see "ANNUITY PAYMENTS (THE INCOME PHASE)--Annuity Options" in the prospectus). The default annuity income option is a life annuity with 10 years of annuity payments guaranteed. We will increase your payments so your aggregate payments will not be less than what you would have received under a GWB rider, including the LWG I or LWG II.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Distributor:
MetLife Investors Distribution Company                  Telephone: 800-343-8496
5 Park Plaza, Suite 1900, Irvine, CA 92614

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       AND

                     METLIFE INVESTORS USA INSURANCE COMPANY

                                    SERIES C

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2008, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2008 , AS REVISED NOVEMBER 10, 2008.

SAI-1108USAC

TABLE OF CONTENTS                                                         PAGE

COMPANY..................................................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     2
CUSTODIAN................................................................     2
DISTRIBUTION.............................................................     2
CALCULATION OF PERFORMANCE INFORMATION ..................................     4
     Total Return........................................................     4
     Historical Unit Values..............................................     4
     Reporting Agencies..................................................     4
ANNUITY PROVISIONS.......................................................     5
     Variable Annuity....................................................     5
     Fixed Annuity.......................................................     6
     Mortality and Expense Guarantee.....................................     6
     Legal or Regulatory Restrictions on Transactions ...................     6
TAX STATUS OF THE CONTRACTS..............................................     7
CONDENSED FINANCIAL INFORMATION..........................................     9
FINANCIAL STATEMENTS.....................................................    43

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 5 Park Plaza, Suite 1900 Irvine, CA 92614. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of MetLife Investors USA Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company's 2006 and 2005 financial statements have been restated), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


The financial statements of each of the Sub-Accounts of MetLife Investors USA Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


CUSTODIAN

MetLife Investors USA Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2005             $176,095,864             $0
2006             $285,683,129             $0
2007             $378,957,429             $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2007 ranged from $14,155,459 to $18,665. The amount of commissions paid to selected selling firms during 2007 ranged from $65,110,481 to $16,701. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2007 ranged from $79,265,940 to $16,701. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (First MetLife Investors Insurance Company and MetLife Investors Insurance Company).

The following list sets forth the names of selling firms that received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.

Associated Securities Corp.
Brookstreet Securities Corporation
Centaurus Financial, Inc.
Compass Bank
CUSO Financial Sevices, L.P.
Davenport & Company
Ferris, Baker Watts Incorporated
Founders Financial Securities
Gunn Allen Financial
H. Beck, Inc.
Harbour Investments, Inc.
Huntington Bank
IFMG Securities, Inc.
Infinex Investments, Inc.
Intersecurities, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Jefferson Pilot
Key Investment Services
LaSalle St. Securities, L.L.C.
Lincoln Financial Advisors
Lincoln Investment Planning
Medallion Investment Services, Inc.
Merrill Lynch
Morgan Keegan & Company, Inc.
Morgan Stanley
Mutual Service Corporation
National Planning Holdings
NEXT Financial Group
NFP Securities
Planning Corp. of America
PNC Investments
Primerica
Scott & Stringfellow, Inc.
Securities America, Inc.
Sigma Financial Corporation
Smith Barney Holdings, Inc.
Summit Brokerage Services, Inc.
Tower Square
Transamerica Financial

U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America
UVEST Financial Services Group, Inc.
Valmark Securities
Wall Street Financial
Walnut Street Securities, Inc.
Waterstone Financial Group, Inc.
Woodbury Financial Services
Workman Securities.

There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including certain death benefit rider charges), the expenses for the underlying investment portfolio being advertised, and any applicable account fee, Enhanced Death Benefit rider charge, and/or GMIB, GWB or GMAB rider charge. For purposes of calculating performance information, the Enhanced Death Benefit rider charge and the GWB rider charge are currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable Enhanced Death Benefit, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and prorated Enhanced Death Benefit, GMIB, GWB or GMAB rider charge, if any) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o   You may not make a transfer from the fixed account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.

If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2007. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.


                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479         11.935719         124,352.3538
  01/01/2005    to  12/31/2005       11.935719         13.186545          89,079.1257
  01/01/2006    to  12/31/2006       13.186545         14.976870          77,750.6933
  01/01/2007    to  12/31/2007       14.976870         15.156081          74,161.2951
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.924432           2,286.5989
  01/01/2002    to  12/31/2002       10.924432          8.783853         145,519.8009
  01/01/2003    to  12/31/2003        8.783853         11.638223         693,905.1242
  01/01/2004    to  12/31/2004       11.638223         13.769159         502,912.8360
  01/01/2005    to  12/31/2005       13.769159         15.441940         354,854.6931
  01/01/2006    to  12/31/2006       15.441940         19.533086         292,758.3505
  01/01/2007    to  12/31/2007       19.533086         18.958612         210,647.7204
============   ==== ==========       =========         =========         ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.980009           1,090.4842
  01/01/2002    to  12/31/2002       10.980009          9.612701         140,993.8938
  01/01/2003    to  12/31/2003        9.612701         11.906570         521,480.1407
  01/01/2004    to  12/31/2004       11.906570         13.371066         329,993.2699
  01/01/2005    to  12/31/2005       13.371066         14.184521         216,655.4654
  01/01/2006    to  12/31/2006       14.184521         15.968770         162,378.1338
  01/01/2007    to  12/31/2007       15.968770         15.249632         115,019.4258
============   ==== ==========       =========         =========         ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        8.045308          7.285714          30,383.2301
  01/01/2002    to  12/31/2002        7.285714          5.161212         413,906.1616
  01/01/2003    to  12/31/2003        5.161212          6.632300         982,469.8456
  01/01/2004    to  12/31/2004        6.632300          7.059930         551,502.0215
  01/01/2005    to  12/31/2005        7.059930          7.871843         359,518.0282
  01/01/2006    to  12/31/2006        7.871843          7.593588         255,114.9821
  01/01/2007    to  12/31/2007        7.593588          7.622609         203,425.6300
============   ==== ==========       =========         =========         ============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246380         10.617665            2,294.4303
  01/01/2006    to  12/31/2006       10.617665         11.109693           41,188.7861
  01/01/2007    to  12/31/2007       11.109693         10.260797           39,735.9689
============   ==== ==========       =========         =========        ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479         10.308289           10,943.1270
  01/01/2007    to  12/31/2007       10.308289         12.936770           73,621.7731
============   ==== ==========       =========         =========        ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.970154         13.935729           11,584.4733
  01/01/2002    to  12/31/2002       13.935729         13.601843          552,961.5418
  01/01/2003    to  12/31/2003       13.601843         15.910789        1,258,631.5279
  01/01/2004    to  12/31/2004       15.910789         16.893911          759,665.5691
  01/01/2005    to  12/31/2005       16.893911         16.832770          466,319.1058
  01/01/2006    to  12/31/2006       16.832770         18.036741          336,052.2489
  01/01/2007    to  12/31/2007       18.036741         18.864032          254,034.5007
============   ==== ==========       =========         =========        ==============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.140014         41.265681           12,641.7390
  01/01/2002    to  12/31/2002       41.265681         33.168661          247,664.1702
  01/01/2003    to  12/31/2003       33.168661         42.567883          584,959.4284
  01/01/2004    to  12/31/2004       42.567883         47.070287          389,645.5758
  01/01/2005    to  12/31/2005       47.070287         47.777236          279,911.0496
  01/01/2006    to  12/31/2006       47.777236         55.245718          214,329.1250
  01/01/2007    to  12/31/2007       55.245718         56.245743          154,068.2925
============   ==== ==========       =========         =========        ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.840229            1,107.2155
  01/01/2002    to  12/31/2002       11.840229          8.426214          305,189.0484
  01/01/2003    to  12/31/2003        8.426214         11.486783          523,374.0555
  01/01/2004    to  12/31/2004       11.486783         12.000973          486,651.0279
  01/01/2005    to  12/31/2005       12.000973         12.755483          347,442.3340
  01/01/2006    to  12/31/2006       12.755483         14.298273          252,901.9449
  01/01/2007    to  12/31/2007       14.298273         15.588625          169,057.5394
============   ==== ==========       =========         =========        ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.141603          8.041271           20,788.6354
  01/01/2002    to  12/31/2002        8.041271          6.250922          249,285.3435
  01/01/2003    to  12/31/2003        6.250922          7.629894          387,068.3549
  01/01/2004    to  11/19/2004        7.629894          7.806990          291,156.5022
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988479         10.446896            4,824.3449
  01/01/2007    to  12/31/2007       10.446896         14.009617           41,462.2790
============   ==== ==========       =========         =========        ==============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.809693          8.355529           22,079.3450
  01/01/2002    to  12/31/2002        8.355529          7.234336          448,758.5301
  01/01/2003    to  12/31/2003        7.234336          9.377452          631,897.8968
  01/01/2004    to  12/31/2004        9.377452         11.005663          616,854.1871
  01/01/2005    to  12/31/2005       11.005663         12.578868          394,172.6589
  01/01/2006    to  12/31/2006       12.578868         15.629281          366,173.5529
  01/01/2007    to  12/31/2007       15.629281         17.380306          311,209.4565
============   ==== ==========       =========         =========        ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.037068         10.123246           59,895.3346
  01/01/2002    to  12/31/2002       10.123246         10.046614          569,120.2872
  01/01/2003    to  12/31/2003       10.046614          9.905288          554,765.0463
  01/01/2004    to  12/31/2004        9.905288          9.785589          212,843.8832
  01/01/2005    to  04/30/2005        9.785589          9.784024                0.0000
============   ==== ==========       =========         =========        ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479         12.794986          132,706.8578
  01/01/2005    to  12/31/2005       12.794986         14.230000           63,531.6087
  01/01/2006    to  12/31/2006       14.230000         19.220070          107,179.7029
  01/01/2007    to  12/31/2007       19.220070         16.034691           62,377.7238
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.562629          8.441032           39,783.6444
  01/01/2002    to  12/31/2002        8.441032          6.236469          944,987.3446
  01/01/2003    to  12/31/2003        6.236469          7.868815        2,126,740.6059
  01/01/2004    to  12/31/2004        7.868815          8.218854        1,610,862.2021
  01/01/2005    to  12/31/2005        8.218854          8.449002        1,066,644.1820
  01/01/2006    to  12/31/2006        8.449002          8.926249          764,969.0386
  01/01/2007    to  12/31/2007        8.926249         10.013742          662,541.2654
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.404570        1,399,327.9333
  01/01/2004    to  12/31/2004       10.404570         11.133696        1,176,047.4360
  01/01/2005    to  12/31/2005       11.133696         11.081785          801,047.9493
  01/01/2006    to  12/31/2006       11.081785         10.921289          403,321.7339
  01/01/2007    to  12/31/2007       10.921289         11.877609          244,673.5849
============   ==== ==========       =========         =========        ==============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.166411         10.504077           64,645.0224
  01/01/2002    to  12/31/2002       10.504077         11.269887        1,324,727.6724
  01/01/2003    to  12/31/2003       11.269887         11.539697        2,012,812.7657
  01/01/2004    to  12/31/2004       11.539697         11.891821        1,232,614.4452
  01/01/2005    to  12/31/2005       11.891821         11.936829          962,663.7430
  01/01/2006    to  12/31/2006       11.936829         12.248038          766,544.5388
  01/01/2007    to  12/31/2007       12.248038         12.931798          647,594.9172
============   ==== ==========       =========         =========        ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564133          9.976347            4,281.3773
============   ==== ==========       =========         =========        ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        7.237597          6.074755           10,902.2289
  01/01/2002    to  12/31/2002        6.074755          2.937996          118,512.5513
  01/01/2003    to  12/31/2003        2.937996          4.544634          295,398.1790
  01/01/2004    to  12/31/2004        4.544634          4.268726          269,889.4491
  01/01/2005    to  12/31/2005        4.268726          4.652342          230,469.4908
  01/01/2006    to  12/31/2006        4.652342          4.811473          147,166.5611
  01/01/2007    to  12/31/2007        4.811473          6.211678          123,521.9592
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.102768          8.211448           36,128.3584
  01/01/2002    to  12/31/2002        8.211448          4.510946          549,320.3061
  01/01/2003    to  12/31/2003        4.510946          6.050840        1,242,201.9191
  01/01/2004    to  12/31/2004        6.050840          6.998318          626,892.3682
  01/01/2005    to  12/31/2005        6.998318          7.875340          491,258.9818
  01/01/2006    to  12/31/2006        7.875340          8.207928          381,877.5517
  01/01/2007    to  12/31/2007        8.207928          9.477722          302,925.5529
============   ==== ==========       =========         =========        ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.207727          252,665.8726
  01/01/2003    to  12/31/2003        8.207727         11.394974          811,782.6217
  01/01/2004    to  12/31/2004       11.394974         14.150432          514,538.8139
  01/01/2005    to  12/31/2005       14.150432         16.042051          345,188.4503
  01/01/2006    to  12/31/2006       16.042051         17.816693          250,748.0426
  01/01/2007    to  12/31/2007       17.816693         16.959964          200,392.6421
============   ==== ==========       =========         =========        ==============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998479         11.081524           90,714.7503
  01/01/2005    to  12/31/2005       11.081524         12.114562           51,098.6885
  01/01/2006    to  12/31/2006       12.114562         12.615221           45,447.2404
  01/01/2007    to  12/31/2007       12.615221         15.373078           52,233.9406
============   ==== ==========       =========         =========        ==============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998479         10.444315            9,282.5599
  01/01/2006    to  12/31/2006       10.444315         11.899361           37,085.2769
  01/01/2007    to  12/31/2007       11.899361         11.388978           42,377.7805
============   ==== ==========       =========         =========        ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.783649          9.857293          172,802.3257
  01/01/2006    to  12/31/2006        9.857293         10.117516          165,229.2989
  01/01/2007    to  12/31/2007       10.117516         10.409201          199,115.8653
============   ==== ==========       =========         =========        ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.004560         10.125565           42,180.0449
  01/01/2002    to  12/31/2002       10.125565          8.294725          890,886.6302
  01/01/2003    to  12/31/2003        8.294725         10.645503        1,634,484.8568
  01/01/2004    to  12/31/2004       10.645503         11.718663        1,463,702.5552
  01/01/2005    to  12/31/2005       11.718663         12.670581        1,074,396.9351
  01/01/2006    to  12/31/2006       12.670581         14.230888          843,446.3454
  01/01/2007    to  12/31/2007       14.230888         14.587722          640,244.0557
============   ==== ==========       =========         =========        ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.004564         11.911307           35,600.4810
  01/01/2002    to  12/31/2002       11.911307         10.632791          555,221.1762
  01/01/2003    to  12/31/2003       10.632791         13.812463        1,075,845.2084
  01/01/2004    to  12/31/2004       13.812463         14.867391          675,812.5178
  01/01/2005    to  12/31/2005       14.867391         16.012543          549,715.1024
  01/01/2006    to  12/31/2006       16.012543         17.633463          372,196.9062
  01/01/2007    to  12/31/2007       17.633463         16.083868          267,218.9885
============   ==== ==========       =========         =========        ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.605115          523,517.8814
  01/01/2003    to  12/31/2003        7.605115          9.682520          819,779.1594
  01/01/2004    to  12/31/2004        9.682520         10.354060          548,129.7469
  01/01/2005    to  12/31/2005       10.354060         11.540848          382,387.6127
  01/01/2006    to  12/31/2006       11.540848         11.615805          290,791.4869
  01/01/2007    to  12/31/2007       11.615805         12.700292          202,310.8359
============   ==== ==========       =========         =========        ==============

                        1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.838729            6,992.7311
  01/01/2002    to  12/31/2002       10.838729          8.244099          235,121.2089
  01/01/2003    to  12/31/2003        8.244099         10.348811          388,047.7414
  01/01/2004    to  12/31/2004       10.348811         11.202844          367,444.4221
  01/01/2005    to  12/31/2005       11.202844         11.479328          273,530.3677
  01/01/2006    to  12/31/2006       11.479328         12.980887          233,649.1661
  01/01/2007    to  12/31/2007       12.980887         13.375541          173,438.4673
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.072970         15.012670            3,641.2828
  01/01/2006    to  12/31/2006       15.012670         15.315203            4,479.7754
  01/01/2007    to  12/31/2007       15.315203         15.639329            4,860.1923
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300094         10.683922          230,626.6983
  01/01/2005    to  12/31/2005       10.683922         11.577371          453,134.1425
  01/01/2006    to  12/31/2006       11.577371         12.916899          430,095.8418
  01/01/2007    to  12/31/2007       12.916899         13.044878          393,745.0904
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100278         10.388031        3,557,372.7570
  01/01/2005    to  12/31/2005       10.388031         10.924448        4,738,707.6346
  01/01/2006    to  12/31/2006       10.924448         12.009340        4,220,563.1033
  01/01/2007    to  12/31/2007       12.009340         12.363600        3,925,618.3040
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940425         10.104276          248,425.4081
  01/01/2005    to  12/31/2005       10.104276         10.363953          435,931.8393
  01/01/2006    to  12/31/2006       10.363953         11.052104          312,537.0079
  01/01/2007    to  12/31/2007       11.052104         11.490612          442,922.6592
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240149         10.598859        1,674,156.7070
  01/01/2005    to  12/31/2005       10.598859         11.354567        2,832,265.4782
  01/01/2006    to  12/31/2006       11.354567         12.662408        2,559,890.9085
  01/01/2007    to  12/31/2007       12.662408         13.013546        2,173,055.5702
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010360         10.224440        1,082,525.0610
  01/01/2005    to  12/31/2005       10.224440         10.620994        1,887,997.1250
  01/01/2006    to  12/31/2006       10.620994         11.493723        1,899,244.5164
  01/01/2007    to  12/31/2007       11.493723         11.982205        1,549,580.3515
============   ==== ==========       =========         =========        ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         11.927714         377,700.4296
  01/01/2005    to  12/31/2005       11.927714         13.164574         402,970.0002
  01/01/2006    to  12/31/2006       13.164574         14.937015         489,471.4869
  01/01/2007    to  12/31/2007       14.937015         15.100556         473,677.1743
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.677177         11.612325         781,668.7501
  01/01/2004    to  12/31/2004       11.612325         13.724756       1,461,662.2905
  01/01/2005    to  12/31/2005       13.724756         15.376806       1,087,275.5374
  01/01/2006    to  12/31/2006       15.376806         19.431318       1,043,637.3603
  01/01/2007    to  12/31/2007       19.431318         18.840873         907,076.4997
============   ==== ==========       =========         =========       ==============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.645900         11.880101         450,311.2562
  01/01/2004    to  12/31/2004       11.880101         13.327972         464,581.6621
  01/01/2005    to  12/31/2005       13.327972         14.124717         345,795.0984
  01/01/2006    to  12/31/2006       14.124717         15.885596         293,676.2432
  01/01/2007    to  12/31/2007       15.885596         15.154954         255,865.3074
============   ==== ==========       =========         =========       ==============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.445302          6.614545         987,282.7311
  01/01/2004    to  12/31/2004        6.614545          7.033972       1,508,067.8508
  01/01/2005    to  12/31/2005        7.033972          7.835087         801,346.7528
  01/01/2006    to  12/31/2006        7.835087          7.550591         773,869.2277
  01/01/2007    to  12/31/2007        7.550591          7.571829         616,259.5603
============   ==== ==========       =========         =========       ==============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246184         10.615920             466.5593
  01/01/2006    to  12/31/2006       10.615920         11.096791         180,470.7371
  01/01/2007    to  12/31/2007       11.096791         10.238575         169,346.0937
============   ==== ==========       =========         =========       ==============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397         10.301369          90,814.9563
  01/01/2007    to  12/31/2007       10.301369         12.915102         240,625.9331
============   ==== ==========       =========         =========       ==============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.535517         15.868232         979,830.7140
  01/01/2004    to  12/31/2004       15.868232         16.831840       1,353,457.1744
  01/01/2005    to  12/31/2005       16.831840         16.754206         819,143.9991
  01/01/2006    to  12/31/2006       16.754206         17.934664         796,493.1520
  01/01/2007    to  12/31/2007       17.934664         18.738425         587,051.5056
============   ==== ==========       =========         =========       ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.174237         42.453930         501,323.1348
  01/01/2004    to  12/31/2004       42.453930         46.897242         710,207.6114
  01/01/2005    to  12/31/2005       46.897242         47.554144         416,874.6794
  01/01/2006    to  12/31/2006       47.554144         54.932958         361,260.9222
  01/01/2007    to  12/31/2007       54.932958         55.871106         280,740.8425
============   ==== ==========       =========         =========       ==============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.633255         11.461223         462,187.7534
  01/01/2004    to  12/31/2004       11.461223         11.962265         977,616.9284
  01/01/2005    to  12/31/2005       11.962265         12.701673         636,692.7279
  01/01/2006    to  12/31/2006       12.701673         14.223758         540,579.1817
  01/01/2007    to  12/31/2007       14.223758         15.491799         458,633.8992
============   ==== ==========       =========         =========       ==============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.354971          7.609468         284,298.8638
  01/01/2004    to  11/19/2004        7.609468          7.779203         387,968.0427
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988397         10.439878          70,951.3924
  01/01/2007    to  12/31/2007       10.439878         13.986146         220,519.0162
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.253635          9.352342         377,148.1127
  01/01/2004    to  12/31/2004        9.352342         10.965198       1,072,860.4879
  01/01/2005    to  12/31/2005       10.965198         12.520131         679,925.4793
  01/01/2006    to  12/31/2006       12.520131         15.540801         858,070.7481
  01/01/2007    to  12/31/2007       15.540801         17.264543         801,608.9169
============   ==== ==========       =========         =========       ==============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.985579          9.878798         226,671.0520
  01/01/2004    to  12/31/2004        9.878798          9.749636         237,388.3933
  01/01/2005    to  04/30/2005        9.749636          9.744900               0.0000
============   ==== ==========       =========         =========       ==============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         12.786410         346,082.6409
  01/01/2005    to  12/31/2005       12.786410         14.206292         215,417.3746
  01/01/2006    to  12/31/2006       14.206292         19.168944         260,316.3947
  01/01/2007    to  12/31/2007       19.168944         15.975954         201,142.8970
============   ==== ==========       =========         =========       ==============

                         1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.473585          7.847734         1,901,388.5297
  01/01/2004    to  12/31/2004        7.847734          8.188620         2,672,727.8363
  01/01/2005    to  12/31/2005        8.188620          8.409532         1,627,471.3957
  01/01/2006    to  12/31/2006        8.409532          8.875691         1,363,129.7703
  01/01/2007    to  12/31/2007        8.875691          9.947020         1,215,573.8042
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.397609         1,480,337.2701
  01/01/2004    to  12/31/2004       10.397609         11.115098         2,541,996.2915
  01/01/2005    to  12/31/2005       11.115098         11.052243         2,002,894.3668
  01/01/2006    to  12/31/2006       11.052243         10.881314         1,426,155.8638
  01/01/2007    to  12/31/2007       10.881314         11.822245           871,099.6046
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.485434         11.508812         1,335,415.3321
  01/01/2004    to  12/31/2004       11.508812         11.848106         1,554,660.5483
  01/01/2005    to  12/31/2005       11.848106         11.881093         1,220,372.1466
  01/01/2006    to  12/31/2006       11.881093         12.178696         1,294,910.4370
  01/01/2007    to  12/31/2007       12.178696         12.845665           959,956.6806
============   ==== ==========       =========         =========         ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563816          9.974677            47,744.1344
============   ==== ==========       =========         =========         ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.268861          4.532449           282,525.3005
  01/01/2004    to  12/31/2004        4.532449          4.253011           684,425.8025
  01/01/2005    to  12/31/2005        4.253011          4.630596           459,646.9496
  01/01/2006    to  12/31/2006        4.630596          4.784208           394,199.0746
  01/01/2007    to  12/31/2007        4.784208          6.170276           357,866.0791
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.705778          6.034637         1,083,875.3695
  01/01/2004    to  12/31/2004        6.034637          6.972583         1,151,825.0822
  01/01/2005    to  12/31/2005        6.972583          7.838563         1,219,330.3547
  01/01/2006    to  12/31/2006        7.838563          8.161451         1,135,168.5802
  01/01/2007    to  12/31/2007        8.161451          9.414586           968,836.5776
============   ==== ==========       =========         =========         ==============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.425003         11.375998           790,315.7162
  01/01/2004    to  12/31/2004       11.375998         14.112717         1,270,359.7337
  01/01/2005    to  12/31/2005       14.112717         15.983358           971,312.1995
  01/01/2006    to  12/31/2006       15.983358         17.733811           876,037.8905
  01/01/2007    to  12/31/2007       17.733811         16.864090           704,498.0599
============   ==== ==========       =========         =========         ==============

                        1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998397         11.074086         336,665.5213
  01/01/2005    to  12/31/2005       11.074086         12.094369         188,284.8034
  01/01/2006    to  12/31/2006       12.094369         12.581631         200,288.8434
  01/01/2007    to  12/31/2007       12.581631         15.316742         218,039.0371
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998397         10.437309          75,041.1219
  01/01/2006    to  12/31/2006       10.437309         11.879528         162,375.7508
  01/01/2007    to  12/31/2007       11.879528         11.358566         188,011.0977
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.744446          9.811288         443,748.6965
  01/01/2006    to  12/31/2006        9.811288         10.060259         791,300.2447
  01/01/2007    to  12/31/2007       10.060259         10.339891       1,302,393.2734
============   ==== ==========       =========         =========       ==============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.462180         10.617019       1,328,336.0375
  01/01/2004    to  12/31/2004       10.617019         11.675597       2,760,636.6479
  01/01/2005    to  12/31/2005       11.675597         12.611440       1,837,100.2586
  01/01/2006    to  12/31/2006       12.611440         14.150347       1,778,320.1197
  01/01/2007    to  12/31/2007       14.150347         14.490582       1,448,263.7609
============   ==== ==========       =========         =========       ==============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.819204         13.775530         879,936.1828
  01/01/2004    to  12/31/2004       13.775530         14.812774       1,181,013.2519
  01/01/2005    to  12/31/2005       14.812774         15.937823         894,622.9234
  01/01/2006    to  12/31/2006       15.937823         17.533687         725,835.1689
  01/01/2007    to  12/31/2007       17.533687         15.976777         614,431.9837
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.024909          9.666362         790,153.4842
  01/01/2004    to  12/31/2004        9.666362         10.326422       1,322,549.7164
  01/01/2005    to  12/31/2005       10.326422         11.498576         832,690.2107
  01/01/2006    to  12/31/2006       11.498576         11.561718         730,029.0184
  01/01/2007    to  12/31/2007       11.561718         12.628450         563,793.7155
============   ==== ==========       =========         =========       ==============

                         1.95% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.554059         10.325768           229,172.2847
  01/01/2004    to  12/31/2004       10.325768         11.166699           367,154.2997
  01/01/2005    to  12/31/2005       11.166699         11.430888           481,939.2809
  01/01/2006    to  12/31/2006       11.430888         12.913228           508,799.7094
  01/01/2007    to  12/31/2007       12.913228         13.292451           507,811.4598
============   ==== ==========       =========         =========        ===============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.915392         14.845874            26,831.1712
  01/01/2006    to  12/31/2006       14.845874         15.129948            45,998.0694
  01/01/2007    to  12/31/2007       15.129948         15.434629            49,072.2215
============   ==== ==========       =========         =========        ===============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299558         10.682226           769,043.8533
  01/01/2005    to  12/31/2005       10.682226         11.564000         1,721,529.6577
  01/01/2006    to  12/31/2006       11.564000         12.889121         1,690,558.5676
  01/01/2007    to  12/31/2007       12.889121         13.003740         1,486,225.8267
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099752         10.386382         5,424,088.7360
  01/01/2005    to  12/31/2005       10.386382         10.911828        14,981,781.9718
  01/01/2006    to  12/31/2006       10.911828         11.983511        19,115,793.3886
  01/01/2007    to  12/31/2007       11.983511         12.324609        21,888,271.6961
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939907         10.102671           311,137.7793
  01/01/2005    to  12/31/2005       10.102671         10.351978           689,704.7989
  01/01/2006    to  12/31/2006       10.351978         11.028330         1,121,121.0160
  01/01/2007    to  12/31/2007       11.028330         11.454372         2,071,353.0294
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239617         10.597177         4,432,710.4890
  01/01/2005    to  12/31/2005       10.597177         11.341452        12,164,413.4298
  01/01/2006    to  12/31/2006       11.341452         12.635176        18,366,720.9889
  01/01/2007    to  12/31/2007       12.635176         12.972506        25,910,381.4507
============   ==== ==========       =========         =========        ===============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009839         10.222816         1,724,026.9700
  01/01/2005    to  12/31/2005       10.222816         10.608723         5,396,106.7126
  01/01/2006    to  12/31/2006       10.608723         11.469001         6,983,003.2917
  01/01/2007    to  12/31/2007       11.469001         11.944416         7,253,979.7251
============   ==== ==========       =========         =========        ===============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.923714        90,770.9843
  01/01/2005    to  12/31/2005       11.923714         13.153602        64,931.9032
  01/01/2006    to  12/31/2006       13.153602         14.917127        79,908.5255
  01/01/2007    to  12/31/2007       14.917127         15.072869        69,810.2483
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.920707            10.0000
  01/01/2002    to  12/31/2002       10.920707          8.767679        55,895.1213
  01/01/2003    to  12/31/2003        8.767679         11.599408       323,720.5784
  01/01/2004    to  12/31/2004       11.599408         13.702620       281,617.2411
  01/01/2005    to  12/31/2005       13.702620         15.344356       187,201.4154
  01/01/2006    to  12/31/2006       15.344356         19.380650       199,007.4686
  01/01/2007    to  12/31/2007       19.380650         18.782294       185,607.0734
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.976269            10.0000
  01/01/2002    to  12/31/2002       10.976269          9.595007        32,906.1139
  01/01/2003    to  12/31/2003        9.595007         11.866859       191,879.5904
  01/01/2004    to  12/31/2004       11.866859         13.306444        97,660.0132
  01/01/2005    to  12/31/2005       13.306444         14.094875        80,145.2322
  01/01/2006    to  12/31/2006       14.094875         15.844132        78,560.7007
  01/01/2007    to  12/31/2007       15.844132         15.107798        71,999.6034
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        8.059291          7.289812         2,279.4184
  01/01/2002    to  12/31/2002        7.289812          5.156360       168,610.8216
  01/01/2003    to  12/31/2003        5.156360          6.616144       455,358.6195
  01/01/2004    to  12/31/2004        6.616144          7.032146       311,399.3473
  01/01/2005    to  12/31/2005        7.032146          7.829149       179,721.8516
  01/01/2006    to  12/31/2006        7.829149          7.541105       179,333.7057
  01/01/2007    to  12/31/2007        7.541105          7.558515       144,689.5304
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.246086         10.615048         1,168.7764
  01/01/2006    to  12/31/2006       10.615048         11.090346        24,837.5020
  01/01/2007    to  12/31/2007       11.090346         10.227481        30,516.9044
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.297910        10,521.3492
  01/01/2007    to  12/31/2007       10.297910         12.904282        33,514.8396
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.994443         13.943623             7.1442
  01/01/2002    to  12/31/2002       13.943623         13.589148       159,766.2439
  01/01/2003    to  12/31/2003       13.589148         15.872127       417,792.4078
  01/01/2004    to  12/31/2004       15.872127         16.827533       364,390.8362
  01/01/2005    to  12/31/2005       16.827533         16.741568       234,964.9413
  01/01/2006    to  12/31/2006       16.741568         17.912204       241,944.4990
  01/01/2007    to  12/31/2007       17.912204         18.705553       180,122.9360
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.208618         41.289644             2.3724
  01/01/2002    to  12/31/2002       41.289644         33.138079        87,441.4291
  01/01/2003    to  12/31/2003       33.138079         42.464964       236,378.2919
  01/01/2004    to  12/31/2004       42.464964         46.885921       179,615.1724
  01/01/2005    to  12/31/2005       46.885921         47.518965       119,375.0745
  01/01/2006    to  12/31/2006       47.518965         54.864963       105,293.7574
  01/01/2007    to  12/31/2007       54.864963         55.773897        86,845.9957
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.836197            10.0000
  01/01/2002    to  12/31/2002       11.836197          8.410685        95,304.1592
  01/01/2003    to  12/31/2003        8.410685         11.448459       209,079.3313
  01/01/2004    to  12/31/2004       11.448459         11.942952       216,402.4753
  01/01/2005    to  12/31/2005       11.942952         12.674847       139,898.6832
  01/01/2006    to  12/31/2006       12.674847         14.186639       135,316.6926
  01/01/2007    to  12/31/2007       14.186639         15.443604       101,407.2620
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.155714          8.045779            11.4914
  01/01/2002    to  12/31/2002        8.045779          6.245031        27,216.8752
  01/01/2003    to  12/31/2003        6.245031          7.611301        70,796.5636
  01/01/2004    to  11/19/2004        7.611301          7.777635        65,908.0464
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988356         10.436370         5,663.6056
  01/01/2007    to  12/31/2007       10.436370         13.974426        32,550.2124
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.824971          8.360216         1,845.0193
  01/01/2002    to  12/31/2002        8.360216          7.227526       124,526.9968
  01/01/2003    to  12/31/2003        7.227526          9.354589       125,668.3031
  01/01/2004    to  12/31/2004        9.354589         10.962337       226,306.1175
  01/01/2005    to  12/31/2005       10.962337         12.510627       153,670.0885
  01/01/2006    to  12/31/2006       12.510627         15.521265       152,603.8290
  01/01/2007    to  12/31/2007       15.521265         17.234173       178,346.7885
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.030866         10.128944        89,517.6100
  01/01/2002    to  12/31/2002       10.128944         10.037211       248,662.5079
  01/01/2003    to  12/31/2003       10.037211          9.881184       147,194.2876
  01/01/2004    to  12/31/2004        9.881184          9.747102        55,854.1411
  01/01/2005    to  04/30/2005        9.747102          9.740779             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         12.782124        94,675.0123
  01/01/2005    to  12/31/2005       12.782124         14.194452        60,758.6799
  01/01/2006    to  12/31/2006       14.194452         19.143432        59,929.2313
  01/01/2007    to  12/31/2007       19.143432         15.946665        45,939.3302
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.576351          8.445763            10.9300
  01/01/2002    to  12/31/2002        8.445763          6.230588       265,758.4845
  01/01/2003    to  12/31/2003        6.230588          7.849613       764,564.4127
  01/01/2004    to  12/31/2004        7.849613          8.186475       578,892.3625
  01/01/2005    to  12/31/2005        8.186475          8.403139       383,399.9285
  01/01/2006    to  12/31/2006        8.403139          8.864521       415,622.8526
  01/01/2007    to  12/31/2007        8.864521          9.929508       349,175.6851
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.394134       322,336.5344
  01/01/2004    to  12/31/2004       10.394134         11.105815       382,850.1796
  01/01/2005    to  12/31/2005       11.105815         11.037506       240,763.4548
  01/01/2006    to  12/31/2006       11.037506         10.861386       234,597.8530
  01/01/2007    to  12/31/2007       10.861386         11.794665       206,052.6001
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.184016         10.509943             9.7166
  01/01/2002    to  12/31/2002       10.509943         11.259283       413,082.4084
  01/01/2003    to  12/31/2003       11.259283         11.511554       497,120.5407
  01/01/2004    to  12/31/2004       11.511554         11.844988       425,802.7201
  01/01/2005    to  12/31/2005       11.844988         11.872043       338,717.0987
  01/01/2006    to  12/31/2006       11.872043         12.163353       316,052.9643
  01/01/2007    to  12/31/2007       12.163353         12.823035       279,980.7632
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563658          9.973841         1,924.9612
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        7.250195          6.078185           941.2984
  01/01/2002    to  12/31/2002        6.078185          2.935223        35,779.4994
  01/01/2003    to  12/31/2003        2.935223          4.533561       104,135.7145
  01/01/2004    to  12/31/2004        4.533561          4.251921       128,383.3200
  01/01/2005    to  12/31/2005        4.251921          4.627103        96,637.1328
  01/01/2006    to  12/31/2006        4.627103          4.778214       165,523.0728
  01/01/2007    to  12/31/2007        4.778214          6.159452       174,673.5160
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.116847          8.216069            11.4784
  01/01/2002    to  12/31/2002        8.216069          4.506699       221,747.4574
  01/01/2003    to  12/31/2003        4.506699          6.036086       372,163.5120
  01/01/2004    to  12/31/2004        6.036086          6.970762       184,054.1202
  01/01/2005    to  12/31/2005        6.970762          7.832612       189,972.5494
  01/01/2006    to  12/31/2006        7.832612          8.151187       230,374.7017
  01/01/2007    to  12/31/2007        8.151187          9.398020       198,262.6118
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.199490        84,149.4627
  01/01/2003    to  12/31/2003        8.199490         11.366509       309,778.3536
  01/01/2004    to  12/31/2004       11.366509         14.093881       237,618.1892
  01/01/2005    to  12/31/2005       14.093881         15.954074       159,236.5674
  01/01/2006    to  12/31/2006       15.954074         17.692495       160,732.2609
  01/01/2007    to  12/31/2007       17.692495         16.816338       129,159.6976
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998356         11.070369        72,267.0575
  01/01/2005    to  12/31/2005       11.070369         12.084285        38,479.3992
  01/01/2006    to  12/31/2006       12.084285         12.564869        40,347.6562
  01/01/2007    to  12/31/2007       12.564869         15.288651        50,146.0518
============   ==== ==========       =========         =========       ============

                       2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998356         10.433808        13,561.9235
  01/01/2006    to  12/31/2006       10.433808         11.869623        48,946.3675
  01/01/2007    to  12/31/2007       11.869623         11.343390        45,178.2287
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.740285          9.803847        48,880.7654
  01/01/2006    to  12/31/2006        9.803847         10.047619        56,043.2683
  01/01/2007    to  12/31/2007       10.047619         10.321710       189,793.1392
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.021889         10.131238         1,610.1809
  01/01/2002    to  12/31/2002       10.131238          8.286912       241,241.7816
  01/01/2003    to  12/31/2003        8.286912         10.619550       482,534.2938
  01/01/2004    to  12/31/2004       10.619550         11.672528       522,761.2432
  01/01/2005    to  12/31/2005       11.672528         12.601842       342,980.9688
  01/01/2006    to  12/31/2006       12.601842         14.132531       346,491.1543
  01/01/2007    to  12/31/2007       14.132531         14.465062       326,030.7541
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.021862         11.917960             8.6410
  01/01/2002    to  12/31/2002       11.917960         10.622765       151,640.2874
  01/01/2003    to  12/31/2003       10.622765         13.778783       382,297.8868
  01/01/2004    to  12/31/2004       13.778783         14.808845       295,898.9014
  01/01/2005    to  12/31/2005       14.808845         15.925655       240,151.0204
  01/01/2006    to  12/31/2006       15.925655         17.511568       230,268.1206
  01/01/2007    to  12/31/2007       17.511568         15.948596       178,817.8450
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.597472       196,377.5308
  01/01/2003    to  12/31/2003        7.597472          9.658301       292,340.8749
  01/01/2004    to  12/31/2004        9.658301         10.312638       253,634.4079
  01/01/2005    to  12/31/2005       10.312638         11.477507       163,490.7278
  01/01/2006    to  12/31/2006       11.477507         11.534778       166,034.8344
  01/01/2007    to  12/31/2007       11.534778         12.592692       126,809.9053
============   ==== ==========       =========         =========       ============

                        2.00% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.835035               10.0000
  01/01/2002    to  12/31/2002       10.835035          8.228910           67,335.2751
  01/01/2003    to  12/31/2003        8.228910         10.314288          154,141.2558
  01/01/2004    to  12/31/2004       10.314288         11.148694          103,713.0930
  01/01/2005    to  12/31/2005       11.148694         11.406769          130,714.9227
  01/01/2006    to  12/31/2006       11.406769         12.879559          131,588.8315
  01/01/2007    to  12/31/2007       12.879559         13.251129          104,257.3162
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.837222         14.763172                0.0000
  01/01/2006    to  12/31/2006       14.763172         15.038163            1,095.1197
  01/01/2007    to  12/31/2007       15.038163         15.333285            3,697.1190
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.299291         10.681379          831,232.3423
  01/01/2005    to  12/31/2005       10.681379         11.557321        1,001,617.4838
  01/01/2006    to  12/31/2006       11.557321         12.875254          913,824.5016
  01/01/2007    to  12/31/2007       12.875254         12.983219          535,274.0874
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.099490         10.385557        1,201,151.8780
  01/01/2005    to  12/31/2005       10.385557         10.905523        2,664,536.4573
  01/01/2006    to  12/31/2006       10.905523         11.970617        3,258,534.4045
  01/01/2007    to  12/31/2007       11.970617         12.305159        3,058,097.4179
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939649         10.101868           93,959.5617
  01/01/2005    to  12/31/2005       10.101868         10.345995          546,701.4133
  01/01/2006    to  12/31/2006       10.345995         11.016462          498,622.4885
  01/01/2007    to  12/31/2007       11.016462         11.436295          867,626.0466
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.239351         10.596336        1,231,650.6370
  01/01/2005    to  12/31/2005       10.596336         11.334900        2,552,509.6525
  01/01/2006    to  12/31/2006       11.334900         12.621582        3,300,764.3244
  01/01/2007    to  12/31/2007       12.621582         12.952034        3,402,399.5126
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009579         10.222004          201,387.1473
  01/01/2005    to  12/31/2005       10.222004         10.602593          604,368.0698
  01/01/2006    to  12/31/2006       10.602593         11.456660          911,614.1911
  01/01/2007    to  12/31/2007       11.456660         11.925566        1,310,986.9255
============   ==== ==========       =========         =========        ==============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274         11.915717        87,334.5484
  01/01/2005    to  12/31/2005       11.915717         13.131686       125,309.3312
  01/01/2006    to  12/31/2006       13.131686         14.877430        81,185.7010
  01/01/2007    to  12/31/2007       14.877430         15.017648        66,240.1537
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.918227           246.6594
  01/01/2002    to  12/31/2002       10.918227          8.756916        41,764.3818
  01/01/2003    to  12/31/2003        8.756916         11.573593       275,990.1632
  01/01/2004    to  12/31/2004       11.573593         13.658428       342,246.8185
  01/01/2005    to  12/31/2005       13.658428         15.279629       254,459.6638
  01/01/2006    to  12/31/2006       15.279629         19.279670       208,087.9210
  01/01/2007    to  12/31/2007       19.279670         18.665644       187,577.1355
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.973778         4,221.7300
  01/01/2002    to  12/31/2002       10.973778          9.583231        49,001.7782
  01/01/2003    to  12/31/2003        9.583231         11.840454       193,987.4061
  01/01/2004    to  12/31/2004       11.840454         13.263532       139,376.3457
  01/01/2005    to  12/31/2005       13.263532         14.035421       109,007.7654
  01/01/2006    to  12/31/2006       14.035421         15.761575        86,903.6395
  01/01/2007    to  12/31/2007       15.761575         15.013969        75,452.8381
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        8.047353          7.273333        28,976.0472
  01/01/2002    to  12/31/2002        7.273333          5.139555       121,883.6353
  01/01/2003    to  12/31/2003        5.139555          6.587999       445,542.9081
  01/01/2004    to  12/31/2004        6.587999          6.995213       419,371.4638
  01/01/2005    to  12/31/2005        6.995213          7.780271       246,142.8672
  01/01/2006    to  12/31/2006        7.780271          7.486550       227,559.4156
  01/01/2007    to  12/31/2007        7.486550          7.496290       214,301.3904
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245890         10.613303         7,583.3961
  01/01/2006    to  12/31/2006       10.613303         11.077471         7,737.2741
  01/01/2007    to  12/31/2007       11.077471         10.205338        10,540.2783
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274         10.291000        15,220.1363
  01/01/2007    to  12/31/2007       10.291000         12.882676        33,104.3662
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       13.973693         13.912076         3,698.2629
  01/01/2002    to  12/31/2002       13.912076         13.544852        60,620.1121
  01/01/2003    to  12/31/2003       13.544852         15.804598       496,122.6947
  01/01/2004    to  12/31/2004       15.804598         16.739148       354,688.8851
  01/01/2005    to  12/31/2005       16.739148         16.637034       183,003.7924
  01/01/2006    to  12/31/2006       16.637034         17.782619       171,565.5800
  01/01/2007    to  12/31/2007       17.782619         18.551568       146,235.4486
============   ==== ==========       =========         =========       ============
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.149903         41.195623        13,343.4531
  01/01/2002    to  12/31/2002       41.195623         33.029514        51,219.7087
  01/01/2003    to  12/31/2003       33.029514         42.283588       202,971.8626
  01/01/2004    to  12/31/2004       42.283588         46.638882       184,924.3148
  01/01/2005    to  12/31/2005       46.638882         47.221474       112,643.6673
  01/01/2006    to  12/31/2006       47.221474         54.467151        95,181.4553
  01/01/2007    to  12/31/2007       54.467151         55.313838        78,071.8311
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.833517            10.0000
  01/01/2002    to  12/31/2002       11.833517          8.400363        58,847.5076
  01/01/2003    to  12/31/2003        8.400363         11.423010       187,251.9952
  01/01/2004    to  12/31/2004       11.423010         11.904457       282,246.9129
  01/01/2005    to  12/31/2005       11.904457         12.621405       180,790.8985
  01/01/2006    to  12/31/2006       12.621405         14.112737       155,160.7244
  01/01/2007    to  12/31/2007       14.112737         15.347712       104,835.0173
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.143664          8.027613        29,946.9371
  01/01/2002    to  12/31/2002        8.027613          6.224695        82,793.7210
  01/01/2003    to  12/31/2003        6.224695          7.578934       161,525.8528
  01/01/2004    to  11/19/2004        7.578934          7.737709       155,842.5638
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988274         10.429362         6,792.7900
  01/01/2007    to  12/31/2007       10.429362         13.951021        45,240.0787
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.811921          8.341342        10,555.6419
  01/01/2002    to  12/31/2002        8.341342          7.203994        91,754.2761
  01/01/2003    to  12/31/2003        7.203994          9.314826       179,013.5013
  01/01/2004    to  12/31/2004        9.314826         10.904804       300,458.8606
  01/01/2005    to  12/31/2005       10.904804         12.432570       254,885.6749
  01/01/2006    to  12/31/2006       12.432570         15.409054       196,896.2744
  01/01/2007    to  12/31/2007       15.409054         17.092381       183,100.7985
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.039561         10.106064        22,890.8507
  01/01/2002    to  12/31/2002       10.106064         10.004520        67,440.5347
  01/01/2003    to  12/31/2003       10.004520          9.839155       186,329.9062
  01/01/2004    to  12/31/2004        9.839155          9.695915        49,433.1032
  01/01/2005    to  04/30/2005        9.695915          9.686465             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274         12.773556        70,556.6504
  01/01/2005    to  12/31/2005       12.773556         14.170803        57,423.2498
  01/01/2006    to  12/31/2006       14.170803         19.092510        56,344.5707
  01/01/2007    to  12/31/2007       19.092510         15.888249        31,112.4184
============   ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.564804          8.426695        40,349.8349
  01/01/2002    to  12/31/2002        8.426695          6.210289       196,297.8653
  01/01/2003    to  12/31/2003        6.210289          7.816236       768,883.4795
  01/01/2004    to  12/31/2004        7.816236          8.143496       758,706.3049
  01/01/2005    to  12/31/2005        8.143496          8.350692       503,334.4974
  01/01/2006    to  12/31/2006        8.350692          8.800411       434,978.8313
  01/01/2007    to  12/31/2007        8.800411          9.847790       323,340.9612
============   ==== ==========       =========         =========       ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.387187       372,324.0633
  01/01/2004    to  12/31/2004       10.387187         11.087270       385,985.5786
  01/01/2005    to  12/31/2005       11.087270         11.008089       260,263.3783
  01/01/2006    to  12/31/2006       11.008089         10.821638       226,055.7069
  01/01/2007    to  12/31/2007       10.821638         11.739694       196,165.3272
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.168992         10.486253         4,143.0119
  01/01/2002    to  12/31/2002       10.486253         11.222686       186,013.9359
  01/01/2003    to  12/31/2003       11.222686         11.462669       547,661.9915
  01/01/2004    to  12/31/2004       11.462669         11.782865       458,539.2901
  01/01/2005    to  12/31/2005       11.782865         11.798004       315,027.8067
  01/01/2006    to  12/31/2006       11.798004         12.075448       258,925.5672
  01/01/2007    to  12/31/2007       12.075448         12.717570       275,004.6001
============   ==== ==========       =========         =========       ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563341          9.972171             0.0000
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        7.239358          6.064428         9,170.9582
  01/01/2002    to  12/31/2002        6.064428          2.925649        27,961.9367
  01/01/2003    to  12/31/2003        2.925649          4.514266        86,731.5188
  01/01/2004    to  12/31/2004        4.514266          4.229578       140,563.7748
  01/01/2005    to  12/31/2005        4.229578          4.598203        87,774.2659
  01/01/2006    to  12/31/2006        4.598203          4.743636        98,300.5238
  01/01/2007    to  12/31/2007        4.743636          6.108737        80,936.0428
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.104825          8.197496        17,201.3222
  01/01/2002    to  12/31/2002        8.197496          4.492007       136,027.9066
  01/01/2003    to  12/31/2003        4.492007          6.010409       460,188.1630
  01/01/2004    to  12/31/2004        6.010409          6.934155       348,776.2014
  01/01/2005    to  12/31/2005        6.934155          7.783715       301,740.0236
  01/01/2006    to  12/31/2006        7.783715          8.092224       226,162.8103
  01/01/2007    to  12/31/2007        8.092224          9.320662       133,215.0657
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.194000        40,475.4661
  01/01/2003    to  12/31/2003        8.194000         11.347568       287,035.8217
  01/01/2004    to  12/31/2004       11.347568         14.056302       288,202.9528
  01/01/2005    to  12/31/2005       14.056302         15.895686       239,919.0171
  01/01/2006    to  12/31/2006       15.895686         17.610172       186,766.6280
  01/01/2007    to  12/31/2007       17.610172         16.721258       144,522.3448
============   ==== ==========       =========         =========       ============
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998274         11.062939        83,238.0672
  01/01/2005    to  12/31/2005       11.062939         12.064142        56,563.3574
  01/01/2006    to  12/31/2006       12.064142         12.531413        45,483.7544
  01/01/2007    to  12/31/2007       12.531413         15.232623        36,956.0476
============   ==== ==========       =========         =========       ============

                       2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998274         10.426811        20,709.5091
  01/01/2006    to  12/31/2006       10.426811         11.849847        34,225.4419
  01/01/2007    to  12/31/2007       11.849847         11.313110        32,806.5021
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.685895          9.742643       121,812.7962
  01/01/2006    to  12/31/2006        9.742643          9.974944       196,923.4010
  01/01/2007    to  12/31/2007        9.974944         10.236758       274,914.7584
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.007092         10.108370        45,756.6797
  01/01/2002    to  12/31/2002       10.108370          8.259938       190,628.6535
  01/01/2003    to  12/31/2003        8.259938         10.574416       533,153.0984
  01/01/2004    to  12/31/2004       10.574416         11.611272       727,390.9259
  01/01/2005    to  12/31/2005       11.611272         12.523219       534,521.6807
  01/01/2006    to  12/31/2006       12.523219         14.030361       432,766.8445
  01/01/2007    to  12/31/2007       14.030361         14.346053       368,550.5672
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.007107         11.891112        24,632.4706
  01/01/2002    to  12/31/2002       11.891112         10.588230       148,919.4605
  01/01/2003    to  12/31/2003       10.588230         13.720284       390,944.8834
  01/01/2004    to  12/31/2004       13.720284         14.731192       337,826.0690
  01/01/2005    to  12/31/2005       14.731192         15.826360       268,307.8257
  01/01/2006    to  12/31/2006       15.826360         17.385041       221,730.1055
  01/01/2007    to  12/31/2007       17.385041         15.817440       158,474.1069
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.592378        45,658.2081
  01/01/2003    to  12/31/2003        7.592378          9.642193       296,263.2125
  01/01/2004    to  12/31/2004        9.642193         10.285121       368,338.1144
  01/01/2005    to  12/31/2005       10.285121         11.435478       192,228.6996
  01/01/2006    to  12/31/2006       11.435478         11.481079       164,261.3953
  01/01/2007    to  12/31/2007       11.481079         12.521471       141,839.8487
============   ==== ==========       =========         =========       ============

                        2.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.832576            3,251.8681
  01/01/2002    to  12/31/2002       10.832576          8.218811          120,581.3607
  01/01/2003    to  12/31/2003        8.218811         10.291333          158,767.9080
  01/01/2004    to  12/31/2004       10.291333         11.112736          240,798.1752
  01/01/2005    to  12/31/2005       11.112736         11.358647          162,744.4702
  01/01/2006    to  12/31/2006       11.358647         12.812441          140,514.1981
  01/01/2007    to  12/31/2007       12.812441         13.168826          131,820.6224
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.682163         14.599207                0.0000
  01/01/2006    to  12/31/2006       14.599207         14.856324            7,357.5374
  01/01/2007    to  12/31/2007       14.856324         15.132660            6,403.1158
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298755         10.679684          407,035.0283
  01/01/2005    to  12/31/2005       10.679684         11.543973          838,730.7482
  01/01/2006    to  12/31/2006       11.543973         12.847566          767,694.7506
  01/01/2007    to  12/31/2007       12.847566         12.942275          395,816.4531
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098965         10.383908        2,103,439.2830
  01/01/2005    to  12/31/2005       10.383908         10.892925        4,029,974.1751
  01/01/2006    to  12/31/2006       10.892925         11.944871        4,514,307.5981
  01/01/2007    to  12/31/2007       11.944871         12.266352        5,285,968.2123
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.939131         10.100263          196,656.4093
  01/01/2005    to  12/31/2005       10.100263         10.334041          373,893.3935
  01/01/2006    to  12/31/2006       10.334041         10.992764          414,290.5392
  01/01/2007    to  12/31/2007       10.992764         11.400225          835,786.5043
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238819         10.594654          757,045.9222
  01/01/2005    to  12/31/2005       10.594654         11.321808        1,577,629.9715
  01/01/2006    to  12/31/2006       11.321808         12.594437        2,337,019.7234
  01/01/2007    to  12/31/2007       12.594437         12.911188        4,063,504.7678
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.009058         10.220381          506,514.8922
  01/01/2005    to  12/31/2005       10.220381         10.590343          931,252.9530
  01/01/2006    to  12/31/2006       10.590343         11.432017        1,118,680.7079
  01/01/2007    to  12/31/2007       11.432017         11.887955        1,025,871.4088
============   ==== ==========       =========         =========        ==============

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         11.907725        71,949.9687
  01/01/2005    to  12/31/2005       11.907725         13.109806        89,711.8312
  01/01/2006    to  12/31/2006       13.109806         14.837839       110,078.6522
  01/01/2007    to  12/31/2007       14.837839         14.962629        95,400.4491
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.692887        84,441.7181
  01/01/2004    to  12/31/2004       11.692887         13.785392       167,866.0743
  01/01/2005    to  12/31/2005       13.785392         15.406303       161,290.7515
  01/01/2006    to  12/31/2006       15.406303         19.420146       173,457.8686
  01/01/2007    to  12/31/2007       19.420146         18.782747       262,379.7386
============   ==== ==========       =========         =========       ============
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.728989         11.962451        65,490.3457
  01/01/2004    to  12/31/2004       11.962451         13.386766       113,714.5605
  01/01/2005    to  12/31/2005       13.386766         14.151717        94,344.9546
  01/01/2006    to  12/31/2006       14.151717         15.876342        83,341.2510
  01/01/2007    to  12/31/2007       15.876342         15.108094        48,721.5920
============   ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        5.505944          6.677059       111,959.8556
  01/01/2004    to  12/31/2004        6.677059          7.082674       228,968.8324
  01/01/2005    to  12/31/2005        7.082674          7.869701       162,208.3385
  01/01/2006    to  12/31/2006        7.869701          7.565054       157,775.2234
  01/01/2007    to  12/31/2007        7.565054          7.567283        86,977.7915
============   ==== ==========       =========         =========       ============
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245695         10.611559             0.0000
  01/01/2006    to  12/31/2006       10.611559         11.064607        10,302.1681
  01/01/2007    to  12/31/2007       11.064607         10.183235        22,553.1865
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.284091             0.0000
  01/01/2007    to  12/31/2007       10.284091         12.861098        17,652.1428
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.018030        94,200.6834
  01/01/2004    to  12/31/2004       16.018030         16.948206       148,904.5561
  01/01/2005    to  12/31/2005       16.948206         16.828031       112,910.5104
  01/01/2006    to  12/31/2006       16.828031         17.968847       123,750.3713
  01/01/2007    to  12/31/2007       17.968847         18.727017        96,702.8122
============   ==== ==========       =========         =========       ============

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       34.555426         42.855921        47,172.6704
  01/01/2004    to  12/31/2004       42.855921         47.222817        76,134.5544
  01/01/2005    to  12/31/2005       47.222817         47.765062        56,249.7727
  01/01/2006    to  12/31/2006       47.765062         55.039266        59,979.2480
  01/01/2007    to  12/31/2007       55.039266         55.838679        58,463.8121
============   ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.707674         11.540760        49,029.8676
  01/01/2004    to  12/31/2004       11.540760         12.015117       105,008.4785
  01/01/2005    to  12/31/2005       12.015117         12.726042        76,683.6060
  01/01/2006    to  12/31/2006       12.726042         14.215555        84,846.8561
  01/01/2007    to  12/31/2007       14.215555         15.443992        80,101.8689
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.681378        26,439.5579
  01/01/2004    to  11/19/2004        7.681378          7.835364        69,284.7972
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988192         10.422355         6,804.9054
  01/01/2007    to  12/31/2007       10.422355         13.927648        46,311.6817
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.440699        62,904.1291
  01/01/2004    to  12/31/2004        9.440699         11.041095       144,376.6578
  01/01/2005    to  12/31/2005       11.041095         12.575417       108,256.9694
  01/01/2006    to  12/31/2006       12.575417         15.570576       115,073.8849
  01/01/2007    to  12/31/2007       15.570576         17.254194       259,849.4451
============   ==== ==========       =========         =========       ============
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.096666          9.972016        48,372.8984
  01/01/2004    to  12/31/2004        9.972016          9.816994        24,510.3803
  01/01/2005    to  04/30/2005        9.816994          9.804231             0.0000
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         12.764994        38,853.1664
  01/01/2005    to  12/31/2005       12.764994         14.147193        28,436.0949
  01/01/2006    to  12/31/2006       14.147193         19.041723        31,635.6021
  01/01/2007    to  12/31/2007       19.041723         15.830047        68,108.2971
============   ==== ==========       =========         =========       ============

                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.921912         185,809.7568
  01/01/2004    to  12/31/2004        7.921912          8.245328         339,998.2447
  01/01/2005    to  12/31/2005        8.245328          8.446691         205,103.5108
  01/01/2006    to  12/31/2006        8.446691          8.892708         212,997.7544
  01/01/2007    to  12/31/2007        8.892708          9.941074         182,188.5774
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.380246         103,195.1267
  01/01/2004    to  12/31/2004       10.380246         11.068762         213,492.7802
  01/01/2005    to  12/31/2005       11.068762         10.978760         155,106.1388
  01/01/2006    to  12/31/2006       10.978760         10.782048         190,305.0164
  01/01/2007    to  12/31/2007       10.782048         11.684998         145,484.1680
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.617358         100,506.0206
  01/01/2004    to  12/31/2004       11.617358         11.929910         127,426.6698
  01/01/2005    to  12/31/2005       11.929910         11.933334         113,457.0047
  01/01/2006    to  12/31/2006       11.933334         12.201788         182,649.5668
  01/01/2007    to  12/31/2007       12.201788         12.837722         188,047.0450
============   ==== ==========       =========         =========         ============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.563024          9.970501           2,036.2263
============   ==== ==========       =========         =========         ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003        3.305316          4.575366          38,099.6066
  01/01/2004    to  12/31/2004        4.575366          4.282527         169,939.9889
  01/01/2005    to  12/31/2005        4.282527          4.651129         121,487.5159
  01/01/2006    to  12/31/2006        4.651129          4.793453         144,177.4155
  01/01/2007    to  12/31/2007        4.793453          6.166694         248,542.9179
============   ==== ==========       =========         =========         ============
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.091734         169,626.3048
  01/01/2004    to  12/31/2004        6.091734          7.020938         245,080.2186
  01/01/2005    to  12/31/2005        7.020938          7.873283         206,155.1462
  01/01/2006    to  12/31/2006        7.873283          8.177181         208,269.3258
  01/01/2007    to  12/31/2007        8.177181          9.409055         196,914.2336
============   ==== ==========       =========         =========         ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.419748          84,783.0762
  01/01/2004    to  12/31/2004       11.419748         14.131547         159,759.1286
  01/01/2005    to  12/31/2005       14.131547         15.964866         145,978.5691
  01/01/2006    to  12/31/2006       15.964866         17.669187         154,286.7223
  01/01/2007    to  12/31/2007       17.669187         16.760427         110,990.4733
============   ==== ==========       =========         =========         ============

                       2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998192         11.055514        37,877.2293
  01/01/2005    to  12/31/2005       11.055514         12.044032        24,255.5248
  01/01/2006    to  12/31/2006       12.044032         12.498046        26,172.1674
  01/01/2007    to  12/31/2007       12.498046         15.176801        53,020.6585
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998192         10.419817         4,907.9703
  01/01/2006    to  12/31/2006       10.419817         11.830096        20,412.5481
  01/01/2007    to  12/31/2007       11.830096         11.282900        37,878.6652
============   ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.803573          9.854474        41,076.6408
  01/01/2006    to  12/31/2006        9.854474         10.079384       217,785.6852
  01/01/2007    to  12/31/2007       10.079384         10.333545       321,408.4871
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.717292       131,026.5692
  01/01/2004    to  12/31/2004       10.717292         11.756369       364,755.9944
  01/01/2005    to  12/31/2005       11.756369         12.667083       310,249.4520
  01/01/2006    to  12/31/2006       12.667083         14.177401       324,798.3736
  01/01/2007    to  12/31/2007       14.177401         14.481835       243,245.3969
============   ==== ==========       =========         =========       ============
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.905578       112,821.5756
  01/01/2004    to  12/31/2004       13.905578         14.915178       151,488.5886
  01/01/2005    to  12/31/2005       14.915178         16.008064       114,084.5206
  01/01/2006    to  12/31/2006       16.008064         17.567121       109,705.5324
  01/01/2007    to  12/31/2007       17.567121         15.967034        85,643.3424
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.703565        85,681.2707
  01/01/2004    to  12/31/2004        9.703565         10.340216       185,428.5232
  01/01/2005    to  12/31/2005       10.340216         11.485287       129,949.4728
  01/01/2006    to  12/31/2006       11.485287         11.519592       158,994.6657
  01/01/2007    to  12/31/2007       11.519592         12.550851       104,626.7444
============   ==== ==========       =========         =========       ============

                        2.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.397428           39,139.6573
  01/01/2004    to  12/31/2004       10.397428         11.216052          306,064.9362
  01/01/2005    to  12/31/2005       11.216052         11.452829          511,932.1479
  01/01/2006    to  12/31/2006       11.452829         12.905807          511,555.1154
  01/01/2007    to  12/31/2007       12.905807         13.251461          515,272.9730
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.528669         14.437002                0.0000
  01/01/2006    to  12/31/2006       14.437002         14.676618                0.0000
  01/01/2007    to  12/31/2007       14.676618         14.934588            2,642.5831
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.298220         10.677989          143,778.2843
  01/01/2005    to  12/31/2005       10.677989         11.530646          260,215.1924
  01/01/2006    to  12/31/2006       11.530646         12.819947          312,805.2578
  01/01/2007    to  12/31/2007       12.819947         12.901474          290,018.1256
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098439         10.382260        1,419,042.2140
  01/01/2005    to  12/31/2005       10.382260         10.880346        3,207,498.3270
  01/01/2006    to  12/31/2006       10.880346         11.919190        3,102,229.3196
  01/01/2007    to  12/31/2007       11.919190         12.227681        3,088,996.2892
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938614         10.098659           59,355.6540
  01/01/2005    to  12/31/2005       10.098659         10.322104          124,599.0045
  01/01/2006    to  12/31/2006       10.322104         10.969126          190,736.1222
  01/01/2007    to  12/31/2007       10.969126         11.364282          705,871.3660
============   ==== ==========       =========         =========        ==============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238287         10.592973          611,876.6450
  01/01/2005    to  12/31/2005       10.592973         11.308736        2,164,496.8498
  01/01/2006    to  12/31/2006       11.308736         12.567360        3,055,759.6265
  01/01/2007    to  12/31/2007       12.567360         12.870484        3,081,773.9028
============   ==== ==========       =========         =========        ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008537         10.218758          178,405.0209
  01/01/2005    to  12/31/2005       10.218758         10.578112          648,048.1515
  01/01/2006    to  12/31/2006       10.578112         11.407435        1,500,949.4413
  01/01/2007    to  12/31/2007       11.407435         11.850475        1,143,926.6781
============   ==== ==========       =========         =========        ==============

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET INVESTORS SERIES TRUST
 GOLDMAN SACHS MID-CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998151         11.903734         1,567.1860
  01/01/2005    to  12/31/2005       11.903734         13.098888         1,756.0002
  01/01/2006    to  12/31/2006       13.098888         14.818098         1,047.5955
  01/01/2007    to  12/31/2007       14.818098         14.935215         2,666.2082
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.914501            10.0000
  01/01/2002    to  12/31/2002       10.914501          8.740772        37,869.7946
  01/01/2003    to  12/31/2003        8.740772         11.534955        45,292.1947
  01/01/2004    to  12/31/2004       11.534955         13.592384        42,749.2997
  01/01/2005    to  12/31/2005       13.592384         15.183030        36,183.6486
  01/01/2006    to  12/31/2006       15.183030         19.129168        32,914.6109
  01/01/2007    to  12/31/2007       19.129168         18.492014        31,470.3672
============   ==== ==========       =========         =========        ===========
 LAZARD MID-CAP SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.970039            10.0000
  01/01/2002    to  12/31/2002       10.970039          9.565587        25,610.2086
  01/01/2003    to  12/31/2003        9.565587         11.800961        31,793.6027
  01/01/2004    to  12/31/2004       11.800961         13.199431        28,176.8584
  01/01/2005    to  12/31/2005       13.199431         13.946723        25,387.7964
  01/01/2006    to  12/31/2006       13.946723         15.638567        24,874.3534
  01/01/2007    to  12/31/2007       15.638567         14.874343        23,730.6638
============   ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        8.066646          7.282231            12.9562
  01/01/2002    to  12/31/2002        7.282231          5.138103        53,414.4345
  01/01/2003    to  12/31/2003        5.138103          6.576276        55,020.8615
  01/01/2004    to  12/31/2004        6.576276          6.972272        52,774.7788
  01/01/2005    to  12/31/2005        6.972272          7.743170        42,609.5862
  01/01/2006    to  12/31/2006        7.743170          7.439708        43,183.6277
  01/01/2007    to  12/31/2007        7.439708          7.438159        38,211.9471
============   ==== ==========       =========         =========        ===========
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
  11/07/2005    to  12/31/2005       10.245597         10.610687             0.0000
  01/01/2006    to  12/31/2006       10.610687         11.058180             0.0000
  01/01/2007    to  12/31/2007       11.058180         10.172202             0.0000
============   ==== ==========       =========         =========        ===========
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988151         10.280639             0.0000
  01/01/2007    to  12/31/2007       10.280639         12.850323         2,138.8014
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       14.007196         13.929118             7.1442
  01/01/2002    to  12/31/2002       13.929118         13.541111        15,329.7852
  01/01/2003    to  12/31/2003       13.541111         15.776564        41,637.5036
  01/01/2004    to  12/31/2004       15.776564         16.684351        33,466.7159
  01/01/2005    to  12/31/2005       16.684351         16.557788        28,889.9412
  01/01/2006    to  12/31/2006       16.557788         17.671470        25,799.2835
  01/01/2007    to  12/31/2007       17.671470         18.407838        21,576.5399
============   ==== ==========       =========         =========        ===========
 LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       39.244350         41.246677           698.0470
  01/01/2002    to  12/31/2002       41.246677         33.020784        13,157.3649
  01/01/2003    to  12/31/2003       33.020784         42.209120        16,280.4310
  01/01/2004    to  12/31/2004       42.209120         46.486801        12,757.4062
  01/01/2005    to  12/31/2005       46.486801         46.997154        10,280.8041
  01/01/2006    to  12/31/2006       46.997154         54.127421         6,682.5341
  01/01/2007    to  12/31/2007       54.127421         54.885985         4,912.6550
============   ==== ==========       =========         =========        ===========
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         11.829489            10.0000
  01/01/2002    to  12/31/2002       11.829489          8.384889        39,540.2696
  01/01/2003    to  12/31/2003        8.384889         11.384898        37,478.6851
  01/01/2004    to  12/31/2004       11.384898         11.846906        37,215.3260
  01/01/2005    to  12/31/2005       11.846906         12.541624        28,253.2359
  01/01/2006    to  12/31/2006       12.541624         14.002566        26,661.9340
  01/01/2007    to  12/31/2007       14.002566         15.204950        26,203.9900
============   ==== ==========       =========         =========        ===========
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.163152          8.037404            11.4914
  01/01/2002    to  12/31/2002        8.037404          6.222927        25,192.9884
  01/01/2003    to  12/31/2003        6.222927          7.565436        28,473.2994
  01/01/2004    to  11/19/2004        7.565436          7.713685        27,085.9978
============   ==== ==========       =========         =========        ===========
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988151         10.418854         1,058.3202
  01/01/2007    to  12/31/2007       10.418854         13.915976        12,255.8586
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.833016          8.351514            11.0741
  01/01/2002    to  12/31/2002        8.351514          7.201956        53,815.5361
  01/01/2003    to  12/31/2003        7.201956          9.298241        53,980.6434
  01/01/2004    to  12/31/2004        9.298241         10.869038        55,849.9079
  01/01/2005    to  12/31/2005       10.869038         12.373282        48,558.7284
  01/01/2006    to  12/31/2006       12.373282         15.312662        46,697.5776
  01/01/2007    to  12/31/2007       15.312662         16.959863        40,907.9649
============   ==== ==========       =========         =========        ===========
 MONEY MARKET SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.038161         10.118399             9.8831
  01/01/2002    to  12/31/2002       10.118399         10.001729        47,400.5092
  01/01/2003    to  12/31/2003       10.001729          9.821664        14,035.9930
  01/01/2004    to  12/31/2004        9.821664          9.664132         5,444.6600
  01/01/2005    to  04/30/2005        9.664132          9.649994             0.0000
============   ==== ==========       =========         =========        ===========
 NEUBERGER BERMAN REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998151         12.760718         1,059.1789
  01/01/2005    to  12/31/2005       12.760718         14.135411           693.1581
  01/01/2006    to  12/31/2006       14.135411         19.016399         4,644.6985
  01/01/2007    to  12/31/2007       19.016399         15.801046           868.9803
============   ==== ==========       =========         =========        ===========
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.585295          8.436969            10.9300
  01/01/2002    to  12/31/2002        8.436969          6.208524        46,414.9822
  01/01/2003    to  12/31/2003        6.208524          7.802322        58,151.3192
  01/01/2004    to  12/31/2004        7.802322          8.116785        74,226.5093
  01/01/2005    to  12/31/2005        8.116785          8.310865        70,556.8114
  01/01/2006    to  12/31/2006        8.310865          8.745347        62,433.3089
  01/01/2007    to  12/31/2007        8.745347          9.771427        54,190.1740
============   ==== ==========       =========         =========        ===========
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.376770        12,502.5955
  01/01/2004    to  12/31/2004       10.376770         11.059510        11,464.1176
  01/01/2005    to  12/31/2005       11.059510         10.964113         7,859.2546
  01/01/2006    to  12/31/2006       10.964113         10.762294         7,298.8531
  01/01/2007    to  12/31/2007       10.762294         11.657729         8,080.3461
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.193293         10.499015             9.7166
  01/01/2002    to  12/31/2002       10.499015         11.219500        71,167.1738
  01/01/2003    to  12/31/2003       11.219500         11.442232        80,149.5305
  01/01/2004    to  12/31/2004       11.442232         11.744182        40,916.0940
  01/01/2005    to  12/31/2005       11.744182         11.741695        38,033.4761
  01/01/2006    to  12/31/2006       11.741695         11.999853        28,658.4714
  01/01/2007    to  12/31/2007       11.999853         12.618917        21,759.8570
============   ==== ==========       =========         =========        ===========
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.562865          9.969666             0.0000
============   ==== ==========       =========         =========        ===========
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM GLOBAL TECHNOLOGY SUB-ACCOUNT (CLASS B))
  03/21/2001    to  12/31/2001        7.256834          6.071856            14.2387
  01/01/2002    to  12/31/2002        6.071856          2.924829        71,890.6714
  01/01/2003    to  12/31/2003        2.924829          4.506250        72,010.5444
  01/01/2004    to  12/31/2004        4.506250          4.215719        76,846.2681
  01/01/2005    to  12/31/2005        4.215719          4.576290        48,718.1876
  01/01/2006    to  12/31/2006        4.576290          4.713972        51,864.0112
  01/01/2007    to  12/31/2007        4.713972          6.061397        43,581.4140
============   ==== ==========       =========         =========        ===========
 T. ROWE PRICE MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001        8.124250          8.207514            11.4784
  01/01/2002    to  12/31/2002        8.207514          4.490732        79,785.5966
  01/01/2003    to  12/31/2003        4.490732          5.999707        83,762.1612
  01/01/2004    to  12/31/2004        5.999707          6.911409        80,076.0391
  01/01/2005    to  12/31/2005        6.911409          7.746594        60,932.5204
  01/01/2006    to  12/31/2006        7.746594          8.041590        57,972.7925
  01/01/2007    to  12/31/2007        8.041590          9.248387        58,157.4630
============   ==== ==========       =========         =========        ===========
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          8.185772        20,020.3254
  01/01/2003    to  12/31/2003        8.185772         11.319216        28,672.1440
  01/01/2004    to  12/31/2004       11.319216         14.000125        30,522.1938
  01/01/2005    to  12/31/2005       14.000125         15.808515        29,286.4738
  01/01/2006    to  12/31/2006       15.808515         17.487423        19,692.6926
  01/01/2007    to  12/31/2007       17.487423         16.579668        16,184.0441
============   ==== ==========       =========         =========        ===========
 TURNER MID-CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998151         11.051806         1,472.2498
  01/01/2005    to  12/31/2005       11.051806         12.033997         1,083.7857
  01/01/2006    to  12/31/2006       12.033997         12.481408         1,115.6161
  01/01/2007    to  12/31/2007       12.481408         15.148986         1,326.7253
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998151         10.416322             0.0000
  01/01/2006    to  12/31/2006       10.416322         11.820233             0.0000
  01/01/2007    to  12/31/2007       11.820233         11.267825             0.0000
============   ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2005    to  12/31/2005        9.649307          9.696191        10,447.2389
  01/01/2006    to  12/31/2006        9.696191          9.912546        10,430.1429
  01/01/2007    to  12/31/2007        9.912546         10.157392         4,896.0451
============   ==== ==========       =========         =========        ===========
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  03/21/2001    to  12/31/2001       10.031026         10.120696             9.5713
  01/01/2002    to  12/31/2002       10.120696          8.257592        51,017.2463
  01/01/2003    to  12/31/2003        8.257592         10.555580        54,387.7414
  01/01/2004    to  12/31/2004       10.555580         11.573176        50,791.1495
  01/01/2005    to  12/31/2005       11.573176         12.463486        39,724.4025
  01/01/2006    to  12/31/2006       12.463486         13.942576        31,386.7453
  01/01/2007    to  12/31/2007       13.942576         14.234807        28,193.1976
============   ==== ==========       =========         =========        ===========
 HARRIS OAKMARK FOCUSED VALUE SUB-ACCOUNT (CLASS B)
  03/21/2001    to  12/31/2001       10.030991         11.905572             8.6410
  01/01/2002    to  12/31/2002       11.905572         10.585189        45,995.3355
  01/01/2003    to  12/31/2003       10.585189         13.695808        49,245.0099
  01/01/2004    to  12/31/2004       13.695808         14.682813        44,024.4158
  01/01/2005    to  12/31/2005       14.682813         15.750820        35,637.1523
  01/01/2006    to  12/31/2006       15.750820         17.276208        30,020.3596
  01/01/2007    to  12/31/2007       17.276208         15.694721        29,043.8741
============   ==== ==========       =========         =========        ===========
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2002    to  12/31/2002       10.000000          7.584747        21,564.6607
  01/01/2003    to  12/31/2003        7.584747          9.618084        20,418.6709
  01/01/2004    to  12/31/2004        9.618084         10.243989        18,652.5287
  01/01/2005    to  12/31/2005       10.243989         11.372735        17,007.4603
  01/01/2006    to  12/31/2006       11.372735         11.401015        15,603.4920
  01/01/2007    to  12/31/2007       11.401015         12.415415        13,933.6226
============   ==== ==========       =========         =========        ===========

                       2.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/09/2001    to  12/31/2001       10.000000         10.828879            10.0000
  01/01/2002    to  12/31/2002       10.828879          8.203658        48,782.0411
  01/01/2003    to  12/31/2003        8.203658         10.256991        49,362.5993
  01/01/2004    to  12/31/2004       10.256991         11.059014        41,399.2391
  01/01/2005    to  12/31/2005       11.059014         11.286846        42,986.7144
  01/01/2006    to  12/31/2006       11.286846         12.712427        37,699.7130
  01/01/2007    to  12/31/2007       12.712427         13.046340        34,098.8758
============   ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       14.452524         14.356577             0.0000
  01/01/2006    to  12/31/2006       14.356577         14.587582             0.0000
  01/01/2007    to  12/31/2007       14.587582         14.836526             0.0000
============   ==== ==========       =========         =========        ===========
 MET INVESTORS SERIES TRUST - ASSET ALLOCATION PROGRAM (CLASS B)
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.297953         10.677142             0.0000
  01/01/2005    to  12/31/2005       10.677142         11.523985         7,738.3516
  01/01/2006    to  12/31/2006       11.523985         12.806154         9,186.8783
  01/01/2007    to  12/31/2007       12.806154         12.881114        12,623.1283
============   ==== ==========       =========         =========        ===========
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.098177         10.381436         8,615.6038
  01/01/2005    to  12/31/2005       10.381436         10.874060        10,388.6824
  01/01/2006    to  12/31/2006       10.874060         11.906365        27,839.0488
  01/01/2007    to  12/31/2007       11.906365         12.208384        21,574.1627
============   ==== ==========       =========         =========        ===========
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.938355         10.097857         7,448.5382
  01/01/2005    to  12/31/2005       10.097857         10.316139        11,502.8490
  01/01/2006    to  12/31/2006       10.316139         10.957321        21,355.2863
  01/01/2007    to  12/31/2007       10.957321         11.346346        13,869.7035
============   ==== ==========       =========         =========        ===========
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.238020         10.592132        22,109.5396
  01/01/2005    to  12/31/2005       10.592132         11.302203        44,875.0509
  01/01/2006    to  12/31/2006       11.302203         12.553839        41,951.3161
  01/01/2007    to  12/31/2007       12.553839         12.850173        28,532.3529
============   ==== ==========       =========         =========        ===========
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.008277         10.217947        20,282.8079
  01/01/2005    to  12/31/2005       10.217947         10.572000        20,205.6072
  01/01/2006    to  12/31/2006       10.572000         11.395160        25,276.3872
  01/01/2007    to  12/31/2007       11.395160         11.831773        31,718.1652
============   ==== ==========       =========         =========        ===========

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife Investors USA Separate Account A and the Board of Directors of MetLife Investors USA Insurance Company:

We have audited the accompanying statements of assets and liabilities of MetLife Investors USA Separate Account A (the "Separate Account") of MetLife Investors USA Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Sub-Accounts listed in Appendix B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                 APPENDIX - A

                     MIST Lord Abbett Growth and Income
                     Sub-Account
                     MIST Lord Abbett Bond Debenture
                     Sub-Account
                     MIST Van Kampen Mid-Cap Growth
                     Sub-Account
                     MIST Lord Abbett Mid-Cap Value
                     Sub-Account
                     MIST Lazard Mid-Cap Sub-Account
                     MIST Met/AIM Small-Cap Growth
                     Sub-Account
                     MIST Harris Oakmark International
                     Sub-Account
                     MIST Third Avenue Small-Cap Value
                     Sub-Account
                     MIST Oppenheimer Capital Appreciation
                     Sub-Account
                     MIST Legg Mason Partners Aggressive
                     Growth Sub-Account
                     MIST PIMCO Total Return Sub-Account
                     MIST RCM Technology Sub-Account
                     MIST PIMCO Inflation Protected Bond
                     Sub-Account
                     MIST T. Rowe Price Mid-Cap Growth
                     Sub-Account
                     MIST MFS Research International
                     Sub-Account
                     MIST Neuberger Berman Real Estate
                     Sub-Account
                     MIST Turner Mid-Cap Growth Sub-Account
                     MIST Goldman Sachs Mid-Cap Value
                     Sub-Account
                     MIST MetLife Defensive Strategy
                     Sub-Account
                     MIST MetLife Moderate Strategy
                     Sub-Account
                     MIST MetLife Balanced Strategy
                     Sub-Account
                     MIST MetLife Growth Strategy
                     Sub-Account
                     MIST MetLife Aggressive Strategy
                     Sub-Account
                     MIST Van Kampen Comstock Sub-Account
                     MIST Legg Mason Value Equity
                     Sub-Account
                     MIST MFS Emerging Markets Equity
                     Sub-Account
                     MIST Loomis Sayles Global Markets
                     Sub-Account
                     MIST Met/AIM Capital Appreciation
                     Sub-Account
                     MIST Janus Forty Sub-Account
                     MIST MFS Value Sub-Account
                     MIST Dreman Small Cap Value
                     Sub-Account
                     MIST Pioneer Fund Sub-Account
                     MIST Pioneer Strategic Income
                     Sub-Account
                     MIST BlackRock Large-Cap Core
                     Sub-Account
                     MIST BlackRock High Yield Sub-Account
                     MIST Rainier Large Cap Equity
                     Sub-Account
                     AIM V.I. Core Equity Sub-Account
                     AIM V.I. Capital Appreciation
                     Sub-Account
                     AIM V.I. International Growth
                     Sub-Account
                     AIM V.I. Basic Balanced Sub-Account
                     AIM V.I. Global Real Estate
                     Sub-Account
                     MFS Research Sub-Account
                     MFS Investors Trust Sub-Account
                     MFS New Discovery Sub-Account
                     Oppenheimer Main Street Fund/VA
                     Sub-Account
                     Oppenheimer Bond Sub-Account
                     Oppenheimer Strategic Bond Sub-Account
                     Oppenheimer Main Street Small Cap
                     Sub-Account
                     Oppenheimer Money Sub-Account
                     Fidelity VIP Asset Manager Sub-Account
                     Fidelity VIP Growth Sub-Account
                     Fidelity VIP Contrafund Sub-Account
                     Fidelity VIP Overseas Sub-Account
                     Fidelity VIP Equity-Income Sub-Account

                     Fidelity VIP Index 500 Sub-Account
                     Fidelity VIP Money Market Sub-Account
                     Fidelity VIP Mid-Cap Sub-Account
                     DWS International Sub-Account
                     MSF FI Mid-Cap Opportunities
                     Sub-Account
                     MSF FI Large Cap Sub-Account
                     MSF FI Value Leaders Sub-Account
                     MSF Russell 2000 Index Sub-Account
                     MSF FI International Stock Sub-Account
                     MSF MetLife Stock Index Sub-Account
                     MSF BlackRock Legacy Large-Cap Growth
                     Sub-Account
                     MSF BlackRock Strategic Value
                     Sub-Account
                     MSF BlackRock Bond Income Sub-Account
                     MSF BlackRock Large-Cap Value
                     Sub-Account
                     MSF Lehman Brothers Aggregate Bond
                     Index Sub-Account
                     MSF Harris Oakmark Large-Cap Value
                     Sub-Account
                     MSF Morgan Stanley EAFE Index
                     Sub-Account
                     MSF MFS Total Return Sub-Account
                     MSF MetLife Mid-Cap Stock Index
                     Sub-Account
                     MSF Davis Venture Value Sub-Account
                     MSF Harris Oakmark Focused Value
                     Sub-Account
                     MSF Jennison Growth Sub-Account
                     MSF BlackRock Money Market Sub-Account
                     MSF T. Rowe Price Small-Cap Growth
                     Sub-Account
                     MSF Western Asset Management U.S.
                     Government Sub-Account
                     MSF Oppenheimer Global Equity
                     Sub-Account
                     MSF MetLife Aggressive Allocation
                     Sub-Account
                     MSF MetLife Conservative Allocation
                     Sub-Account
                     MSF MetLife Conservative to Moderate
                     Allocation Sub-Account
                     MSF MetLife Moderate Allocation
                     Sub-Account
                     MSF MetLife Moderate to Aggressive
                     Allocation Sub-Account
                     Van Kampen LIT Strategic Growth
                     Sub-Account
                     Van Kampen LIT Enterprise Sub-Account
                     Van Kampen LIT Growth and Income
                     Sub-Account
                     Van Kampen LIT Comstock Sub-Account
                     Federated Equity Income Sub-Account
                     Federated High Income Bond Sub-Account
                     Federated Mid-Cap Growth Strategy
                     Sub-Account
                     Neuberger Genesis Sub-Account
                     Alger American Small Capitalization
                     Sub-Account
                     T. Rowe Price Growth Sub-Account
                     T. Rowe Price International
                     Sub-Account
                     T. Rowe Price Prime Reserve
                     Sub-Account
                     Janus Aspen Worldwide Growth
                     Sub-Account
                     American Funds Global Small
                     Capitalization Sub-Account
                     American Funds Growth Sub-Account
                     American Funds Growth-Income
                     Sub-Account
                     American Funds Global Growth
                     Sub-Account
                     American Funds Bond Sub-Account
                     AllianceBernstein Large Cap Growth
                     Sub-Account
                     FTVIPT Franklin Templeton Developing
                     Markets Sub-Account
                     FTVIPT Franklin Mutual Shares
                     Securities Sub-Account
                     FTVIPT Franklin Templeton Foreign
                     Securities Sub-Account
                     FTVIPT Franklin Templeton Growth
                     Securities Sub-Account
                     FTVIPT Franklin Income Securities
                     Sub-Account
                     FTVIPT Franklin Templeton Global
                     Income Securities Sub-Account

                     FTVIPT Franklin Templeton Small Cap
                     Value Securities Sub-Account
                     Van Kampen UIF Equity and Income
                     Sub-Account
                     Van Kampen UIF U.S. Real Estate
                     Sub-Account
                     Van Kampen UIF U.S. Mid Cap Value
                     Sub-Account
                     Pioneer VCT Mid-Cap Value Sub-Account
                     LMPVET Small Cap Growth Sub-Account
                     LMPVET Investors Sub-Account
                     LMPVET Equity Index Sub-Account
                     LMPVET Fundamental Value Sub-Account
                     LMPVET Appreciation Sub-Account
                     LMPVET Aggressive Growth Sub-Account
                     LMPVET Large Cap Growth Sub-Account
                     LMPVET Social Awareness Sub-Account
                     LMPVET Capital and Income Sub-Account
                     LMPVET Capital Sub-Account
                     LMPVET Global Equity Sub-Account
                     LMPVET Dividend Strategy Sub-Account
                     LMPVET Lifestyle Allocation 50%
                     Sub-Account
                     LMPVET Lifestyle Allocation 70%
                     Sub-Account
                     LMPVET Lifestyle Allocation 85%
                     Sub-Account
                     LMPVIT Adjustable Rate Income
                     Sub-Account
                     LMPVIT Global High Yield Bond
                     Sub-Account
                     LMPVIT Money Market Sub-Account

                                 APPENDIX - B

MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
LMPV Capital and Income Sub-Account
LMPV Large Cap Value Sub-Account
LMPVET Multiple Discipline Sub-Account-Large Cap Growth and Value
LMPV Premier Selections All Cap Growth Sub-Account
LMPV Growth and Income Sub-Account

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2007


                                MIST LORD ABBETT  MIST LORD ABBETT MIST VAN KAMPEN  MIST LORD ABBETT
                                GROWTH AND INCOME  BOND DEBENTURE  MID-CAP GROWTH    MID-CAP VALUE
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value..... $    822,332,641  $    288,949,168 $     23,676,827 $     16,075,642
 Other receivables.............               --                --               --               --
 Due from MetLife Investors USA
   Insurance Company...........               --                --               --               --
                                ----------------  ---------------- ---------------- ----------------
     Total Assets..............      822,332,641       288,949,168       23,676,827       16,075,642
                                ----------------  ---------------- ---------------- ----------------
LIABILITIES:
 Other payables................               --                --               --               --
 Due to MetLife Investors USA
   Insurance Company...........              332               554              742              573
                                ----------------  ---------------- ---------------- ----------------
     Total Liabilities.........              332               554              742              573
                                ----------------  ---------------- ---------------- ----------------

NET ASSETS..................... $    822,332,309  $    288,948,614 $     23,676,085 $     16,075,069
                                ================  ================ ================ ================
 Units outstanding.............       18,116,672        15,162,946        1,845,571          609,565
 Unit value (accumulation).....   $30.63-$100.12      $6.68-$20.98    $12.30-$13.50    $25.04-$27.45

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.


  The accompanying notes are an integral part of these financial statements.

                                                                                               MIST LEGG MASON
  MIST LAZARD      MIST MET/AIM   MIST HARRIS OAKMARK MIST THIRD AVENUE   MIST OPPENHEIMER   PARTNERS AGGRESSIVE
    MID-CAP      SMALL-CAP GROWTH    INTERNATIONAL     SMALL-CAP VALUE  CAPITAL APPRECIATION       GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------- ---------------- ------------------- ----------------- -------------------- -------------------
$    121,255,612 $    181,045,574  $    384,273,817   $    316,501,941    $    354,883,324    $    104,187,108
              --               --                --                 --                  --                  --

              --               --                --                 --                  --                  --
---------------- ----------------  ----------------   ----------------    ----------------    ----------------
     121,255,612      181,045,574       384,273,817        316,501,941         354,883,324         104,187,108
---------------- ----------------  ----------------   ----------------    ----------------    ----------------
              --               --                --                 --                  --                  --

             320            1,057               242                539                 715                 287
---------------- ----------------  ----------------   ----------------    ----------------    ----------------
             320            1,057               242                539                 715                 287
---------------- ----------------  ----------------   ----------------    ----------------    ----------------

$    121,255,292 $    181,044,517  $    384,273,575   $    316,501,402    $    354,882,609    $    104,186,821
================ ================  ================   ================    ================    ================
       7,858,992       11,452,863        20,013,713         18,432,805          34,634,000          13,488,538
   $14.83-$15.78    $15.20-$16.74     $18.49-$19.62      $16.58-$18.13        $9.77-$12.90         $7.44-$7.91

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                                                      MIST PIMCO
                                   MIST PIMCO       MIST RCM      INFLATION PROTECTED MIST T. ROWE PRICE
                                  TOTAL RETURN     TECHNOLOGY            BOND           MID-CAP GROWTH
                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                ---------------- ---------------- ------------------- ------------------
ASSETS:
 Investments at fair value..... $    469,985,773 $     78,046,440  $    255,623,602    $    242,044,028
 Other receivables.............               --               --                --                  --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                --                  --
                                ---------------- ----------------  ----------------    ----------------
     Total Assets..............      469,985,773       78,046,440       255,623,602         242,044,028
                                ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables................               --               --                --                  --
 Due to MetLife Investors USA
   Insurance Company...........              413              445               438                 298
                                ---------------- ----------------  ----------------    ----------------
     Total Liabilities.........              413              445               438                 298
                                ---------------- ----------------  ----------------    ----------------

NET ASSETS..................... $    469,985,360 $     78,045,995  $    255,623,164    $    242,043,730
                                ================ ================  ================    ================
 Units outstanding.............       37,539,072       12,386,524        21,340,808          25,165,985
 Unit value (accumulation).....     $9.10-$14.05      $6.06-$6.72     $11.60-$12.19         $9.25-$9.83

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


MIST MFS RESEARCH   MIST NEUBERGER     MIST TURNER    MIST GOLDMAN SACHS    MIST METLIFE      MIST METLIFE
  INTERNATIONAL   BERMAN REAL ESTATE  MID-CAP GROWTH    MID-CAP VALUE    DEFENSIVE STRATEGY MODERATE STRATEGY
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------- ------------------ ---------------- ------------------ ------------------ -----------------
$    345,569,565   $    100,668,568  $     69,239,927  $    140,074,062   $    600,410,520  $  1,602,068,482
              --                 --                --                --                 --                --

              --                 --                --                --                 --                --
----------------   ----------------  ----------------  ----------------   ----------------  ----------------
     345,569,565        100,668,568        69,239,927       140,074,062        600,410,520     1,602,068,482
----------------   ----------------  ----------------  ----------------   ----------------  ----------------
              --                 --                --                --                 --                --

             593                474               337               343                195               258
----------------   ----------------  ----------------  ----------------   ----------------  ----------------
             593                474               337               343                195               258
----------------   ----------------  ----------------  ----------------   ----------------  ----------------

$    345,568,972   $    100,668,094  $     69,239,590  $    140,073,719   $    600,410,325  $  1,602,068,224
================   ================  ================  ================   ================  ================
      19,606,367          6,238,930         4,472,333         9,178,387         51,959,475       132,930,004
   $16.84-$18.48      $15.74-$16.36     $15.09-$15.69     $14.88-$15.47      $11.31-$11.75     $11.79-$12.25

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007

                                  MIST METLIFE     MIST METLIFE       MIST METLIFE     MIST VAN KAMPEN
                                BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value..... $  5,073,218,859  $  6,304,660,694  $    607,024,073   $     60,994,174
 Other receivables.............               --                --                --                 --
 Due from MetLife Investors USA
   Insurance Company...........               --                --                --                 --
                                ----------------  ----------------  ----------------   ----------------
     Total Assets..............    5,073,218,859     6,304,660,694       607,024,073         60,994,174
                                ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables................               --                --                --                 --
 Due to MetLife Investors USA
   Insurance Company...........              208               233               158                479
                                ----------------  ----------------  ----------------   ----------------
     Total Liabilities.........              208               233               158                479
                                ----------------  ----------------  ----------------   ----------------

NET ASSETS..................... $  5,073,218,651  $  6,304,660,461  $    607,023,915   $     60,993,695
                                ================  ================  ================   ================
 Units outstanding.............      407,763,369       481,475,567        46,258,233          5,330,717
 Unit value (accumulation).....    $12.17-$12.64     $12.81-$13.30     $12.84-$13.34      $11.24-$11.56

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

MIST LEGG MASON  MIST MFS EMERGING MIST LOOMIS SAYLES     MIST MET/AIM
 VALUE EQUITY     MARKETS EQUITY     GLOBAL MARKETS   CAPITAL APPRECIATION MIST JANUS FORTY  MIST MFS VALUE
  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
---------------- ----------------- ------------------ -------------------- ---------------- ----------------
$     57,823,376 $     62,076,003   $     55,474,619    $      2,334,656   $      8,715,620 $     19,329,049
              --               --                 --                  --                 --               --

              --               --                 --                  --                 --               --
---------------- ----------------   ----------------    ----------------   ---------------- ----------------
      57,823,376       62,076,003         55,474,619           2,334,656          8,715,620       19,329,049
---------------- ----------------   ----------------    ----------------   ---------------- ----------------
              --               --                 --                  --                 --               --

             573              756                397                 629                529              444
---------------- ----------------   ----------------    ----------------   ---------------- ----------------
             573              756                397                 629                529              444
---------------- ----------------   ----------------    ----------------   ---------------- ----------------

$     57,822,803 $     62,075,247   $     55,474,222    $      2,334,027   $      8,715,091 $     19,328,605
================ ================   ================    ================   ================ ================
       5,608,172        4,415,597          4,274,323             146,406             62,044        1,161,519
   $10.15-$10.46    $13.89-$14.22      $12.83-$13.06       $14.96-$16.91    $124.70-$149.97    $15.79-$17.03

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  MIST DREMAN                          MIST PIONEER    MIST BLACKROCK
                                SMALL CAP VALUE  MIST PIONEER FUND   STRATEGIC INCOME  LARGE-CAP CORE
                                  SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- -----------------   ---------------- ----------------
ASSETS:
 Investments at fair value..... $     11,511,490 $      8,680,647    $     98,174,689 $      4,467,719
 Other receivables.............               --               --                  --               --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                  --               --
                                ---------------- ----------------    ---------------- ----------------
     Total Assets..............       11,511,490        8,680,647          98,174,689        4,467,719
                                ---------------- ----------------    ---------------- ----------------
LIABILITIES:
 Other payables................               --               --                  --               --
 Due to MetLife Investors USA
   Insurance Company...........              436              888                 276              503
                                ---------------- ----------------    ---------------- ----------------
     Total Liabilities.........              436              888                 276              503
                                ---------------- ----------------    ---------------- ----------------

NET ASSETS..................... $     11,511,054 $      8,679,759    $     98,174,413 $      4,467,216
                                ================ ================    ================ ================
 Units outstanding.............          865,483          441,310           4,979,963          390,444
 Unit value (accumulation).....    $13.13-$13.40    $17.99-$21.26       $18.89-$21.05    $10.96-$11.80

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

MIST BLACKROCK HIGH MIST RAINIER LARGE    AIM V.I.            AIM V.I.             AIM V.I.           AIM V.I.
       YIELD            CAP EQUITY       CORE EQUITY    CAPITAL APPRECIATION INTERNATIONAL GROWTH  BASIC BALANCED
    SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
------------------- ------------------ ---------------- -------------------- -------------------- ----------------
 $      7,452,384    $      6,390,642  $        859,148   $        433,497     $     11,957,904   $        673,828
               --                  --                --                 --                   --                 --

               --                  --                --                 --                   --                 --
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------
        7,452,384           6,390,642           859,148            433,497           11,957,904            673,828
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------
               --                  --                --                 --                   --                 --

              204                 550                30                 10                3,847                 15
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------
              204                 550                30                 10                3,847                 15
 ----------------    ----------------  ----------------   ----------------     ----------------   ----------------

 $      7,452,180    $      6,390,092  $        859,118   $        433,487     $     11,954,057   $        673,813
 ================    ================  ================   ================     ================   ================
          450,432             640,297           181,999             77,611              445,944            125,704
    $15.68-$16.78         $9.97-$9.99             $4.72              $5.59         $8.54-$31.74              $5.36

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                     AIM V.I.
                                GLOBAL REAL ESTATE   MFS RESEARCH   MFS INVESTORS TRUST MFS NEW DISCOVERY
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                ------------------ ---------------- ------------------- -----------------
ASSETS:
 Investments at fair value.....  $      1,511,128  $        199,356  $        132,137   $         99,392
 Other receivables.............                --                --                --                 --
 Due from MetLife Investors USA
   Insurance Company...........                --                --                --                 --
                                 ----------------  ----------------  ----------------   ----------------
     Total Assets..............         1,511,128           199,356           132,137             99,392
                                 ----------------  ----------------  ----------------   ----------------
LIABILITIES:
 Other payables................                --                --                --                 --
 Due to MetLife Investors USA
   Insurance Company...........               444                39                15                 38
                                 ----------------  ----------------  ----------------   ----------------
     Total Liabilities.........               444                39                15                 38
                                 ----------------  ----------------  ----------------   ----------------

NET ASSETS.....................  $      1,510,684  $        199,317  $        132,122   $         99,354
                                 ================  ================  ================   ================
 Units outstanding.............           156,912            34,862            23,909             13,583
 Unit value (accumulation).....      $9.58-$ 9.67             $5.72             $5.53              $7.31

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

OPPENHEIMER MAIN                    OPPENHEIMER    OPPENHEIMER MAIN                    FIDELITY VIP
 STREET FUND/VA  OPPENHEIMER BOND  STRATEGIC BOND  STREET SMALL CAP OPPENHEIMER MONEY  ASSET MANAGER
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ----------------- ----------------
$        254,460 $        264,529 $         46,614 $      8,314,544 $        168,182  $    143,069,973
              --               --               --               --              170                --

              --               --               --               --               --                --
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
         254,460          264,529           46,614        8,314,544          168,352       143,069,973
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
              --               --               --               --               --                --

              --               --               --              358               --                32
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
              --               --               --              358               --                32
---------------- ---------------- ---------------- ---------------- ----------------  ----------------

$        254,460 $        264,529 $         46,614 $      8,314,186 $        168,352  $    143,069,941
================ ================ ================ ================ ================  ================
          45,428           37,290            5,661          492,857           28,881        11,728,296
           $5.60            $7.09            $8.23    $10.26-$17.46            $5.83     $12.10-$12.42

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  FIDELITY VIP     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                     GROWTH         CONTRAFUND        OVERSEAS      EQUITY-INCOME
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ---------------- ---------------- ----------------
ASSETS:
 Investments at fair value..... $    239,237,664 $    377,397,475 $     11,327,760 $     13,694,030
 Other receivables.............               --               --               --               --
 Due from MetLife Investors USA
   Insurance Company...........               --               --               --               --
                                ---------------- ---------------- ---------------- ----------------
     Total Assets..............      239,237,664      377,397,475       11,327,760       13,694,030
                                ---------------- ---------------- ---------------- ----------------
LIABILITIES:
 Other payables................               --               --               --               --
 Due to MetLife Investors USA
   Insurance Company...........               49              478               26               --
                                ---------------- ---------------- ---------------- ----------------
     Total Liabilities.........               49              478               26               --
                                ---------------- ---------------- ---------------- ----------------

NET ASSETS..................... $    239,237,615 $    377,396,997 $     11,327,734 $     13,694,030
                                ================ ================ ================ ================
 Units outstanding.............       14,370,091       16,613,759          826,076          942,455
 Unit value (accumulation).....    $16.58-$16.86    $12.51-$50.32    $12.67-$14.58           $14.53

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  FIDELITY VIP      FIDELITY VIP     FIDELITY VIP         DWS         MSF FI MID-CAP      MSF FI
   INDEX 500        MONEY MARKET       MID-CAP       INTERNATIONAL    OPPORTUNITIES      LARGE CAP
  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
$     122,812,743 $     38,182,736 $     40,496,541 $     39,213,025 $      6,518,948 $      4,767,832
               --               --               --               --               --               --

               --               --               --               --               --               --
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
      122,812,743       38,182,736       40,496,541       39,213,025        6,518,948        4,767,832
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
               --               --               --               --               --               --

               38               79              225               --               30              467
----------------- ---------------- ---------------- ---------------- ---------------- ----------------
               38               79              225               --               30              467
----------------- ---------------- ---------------- ---------------- ---------------- ----------------

$     122,812,705 $     38,182,657 $     40,496,316 $     39,213,025 $      6,518,918 $      4,767,365
================= ================ ================ ================ ================ ================
        7,211,573        5,148,515          997,653        3,119,351          574,272          275,445
    $17.03-$17.44      $7.35-$7.86    $39.38-$42.90    $12.50-$12.57     $2.76-$23.91    $16.41-$17.97

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                    MSF FI         MSF RUSSELL          MSF FI          MSF METLIFE
                                 VALUE LEADERS     2000 INDEX     INTERNATIONAL STOCK   STOCK INDEX
                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                ---------------- ---------------- ------------------- ----------------
ASSETS:
 Investments at fair value..... $      4,543,167 $      8,015,881  $      6,422,193   $    299,990,263
 Other receivables.............               --               --                --                 --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                --                 --
                                ---------------- ----------------  ----------------   ----------------
     Total Assets..............        4,543,167        8,015,881         6,422,193        299,990,263
                                ---------------- ----------------  ----------------   ----------------
LIABILITIES:
 Other payables................               --               --                --                 --
 Due to MetLife Investors USA
   Insurance Company...........              406               49               122                424
                                ---------------- ----------------  ----------------   ----------------
     Total Liabilities.........              406               49               122                424
                                ---------------- ----------------  ----------------   ----------------

NET ASSETS..................... $      4,542,761 $      8,015,832  $      6,422,071   $    299,989,839
                                ================ ================  ================   ================
 Units outstanding.............          211,868          481,904           398,333         17,885,006
 Unit value (accumulation).....    $20.17-$22.08     $6.97-$19.23      $6.06-$20.94      $13.05-$51.54

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

 MSF BLACKROCK
 LEGACY LARGE-       MSF BLACKROCK    MSF BLACKROCK    MSF BLACKROCK   MSF LEHMAN BROTHERS  MSF HARRIS OAKMARK
  CAP GROWTH        STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE  AGGREGATE BOND INDEX  LARGE-CAP VALUE
  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------------    ---------------- ---------------- ---------------- -------------------- ------------------
$      1,046,662    $     12,924,711 $     30,160,762 $      3,754,506   $      6,246,057    $      6,305,535
              --                  --               --               --                 --                  --
              --                  --               --               --                 --                  --
----------------    ---------------- ---------------- ----------------   ----------------    ----------------
       1,046,662          12,924,711       30,160,762        3,754,506          6,246,057           6,305,535
----------------    ---------------- ---------------- ----------------   ----------------    ----------------
              --                  --               --               --                 --                  --
              59                  53              649               55                 49                  71
----------------    ---------------- ---------------- ----------------   ----------------    ----------------
              59                  53              649               55                 49                  71
----------------    ---------------- ---------------- ----------------   ----------------    ----------------

$      1,046,603    $     12,924,658 $     30,160,113 $      3,754,451   $      6,246,008    $      6,305,464
================    ================ ================ ================   ================    ================
          31,453             625,394          654,278          251,656            436,992             439,738
   $33.18-$35.25       $20.66-$21.39    $39.89-$58.33    $14.92-$15.31      $14.29-$14.90       $14.33-$14.95

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                MSF MORGAN STANLEY     MSF MFS             MSF METLIFE        MSF DAVIS
                                    EAFE INDEX       TOTAL RETURN      MID-CAP STOCK INDEX  VENTURE VALUE
                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------ ----------------    ------------------- ----------------
ASSETS:
 Investments at fair value.....  $     18,684,696  $     50,198,785     $     15,036,445   $    599,873,653
 Other receivables.............                --                --                   --                 --
 Due from MetLife Investors USA
   Insurance Company...........                --                --                   --                 --
                                 ----------------  ----------------     ----------------   ----------------
     Total Assets..............        18,684,696        50,198,785           15,036,445        599,873,653
                                 ----------------  ----------------     ----------------   ----------------
LIABILITIES:
 Other payables................                --                --                   --                 --
 Due to MetLife Investors USA
   Insurance Company...........                75               453                   22                359
                                 ----------------  ----------------     ----------------   ----------------
     Total Liabilities.........                75               453                   22                359
                                 ----------------  ----------------     ----------------   ----------------

NET ASSETS.....................  $     18,684,621  $     50,198,332     $     15,036,423   $    599,873,294
                                 ================  ================     ================   ================
 Units outstanding.............         1,079,041         1,100,140              886,564         39,936,774
 Unit value (accumulation).....     $17.30-$18.05     $38.88-$54.24        $16.94-$17.54      $14.23-$42.70

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                                                       MSF WESTERN ASSET
MSF HARRIS OAKMARK   MSF JENNISON    MSF BLACKROCK   MSF T. ROWE PRICE    MANAGEMENT     MSF OPPENHEIMER
  FOCUSED VALUE         GROWTH       MONEY MARKET    SMALL-CAP GROWTH   U.S. GOVERNMENT   GLOBAL EQUITY
   SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------ ---------------- ---------------- ----------------- ----------------- ----------------
 $    316,048,405  $    182,244,720 $    241,601,618 $      1,279,339  $     44,642,933  $      9,987,518
               --                --               --               --                --                --
               --                --               --               --                --                --
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------
      316,048,405       182,244,720      241,601,618        1,279,339        44,642,933         9,987,518
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------
               --                --               --               --                --                --
              333               299              435               49               998               484
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------
              333               299              435               49               998               484
 ----------------  ---------------- ---------------- ----------------  ----------------  ----------------

 $    316,048,072  $    182,244,421 $    241,601,183 $      1,279,290  $     44,641,935  $      9,987,034
 ================  ================ ================ ================  ================  ================
       18,551,932        14,275,390       22,951,175           77,656         2,760,203           501,067
    $15.69-$40.39      $2.70-$13.10    $10.16-$25.09    $16.25-$18.44     $14.93-$17.61     $19.16-$21.24

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  MSF METLIFE      MSF METLIFE        MSF METLIFE
                                  AGGRESSIVE       CONSERVATIVE     CONSERVATIVE TO       MSF METLIFE
                                  ALLOCATION        ALLOCATION    MODERATE ALLOCATION MODERATE ALLOCATION
                                  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                ---------------- ---------------- ------------------- -------------------
ASSETS:
 Investments at fair value..... $      2,403,722 $      2,703,131  $      4,530,147    $     40,157,294
 Other receivables.............               --               --                --                  --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                --                  --
                                ---------------- ----------------  ----------------    ----------------
     Total Assets..............        2,403,722        2,703,131         4,530,147          40,157,294
                                ---------------- ----------------  ----------------    ----------------
LIABILITIES:
 Other payables................               --               --                --                  --
 Due to MetLife Investors USA
   Insurance Company...........              247              282               355                 180
                                ---------------- ----------------  ----------------    ----------------
     Total Liabilities.........              247              282               355                 180
                                ---------------- ----------------  ----------------    ----------------

NET ASSETS..................... $      2,403,475 $      2,702,849  $      4,529,792    $     40,157,114
                                ================ ================  ================    ================
 Units outstanding.............          189,794          242,633           392,909           3,351,654
 Unit value (accumulation).....    $12.50-$12.74    $11.07-$11.20     $11.42-$11.59       $11.81-$12.04

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

     MSF METLIFE
     MODERATE TO       VAN KAMPEN LIT   VAN KAMPEN LIT      VAN KAMPEN LIT    VAN KAMPEN LIT     FEDERATED
AGGRESSIVE ALLOCATION STRATEGIC GROWTH    ENTERPRISE       GROWTH AND INCOME     COMSTOCK      EQUITY INCOME
     SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
--------------------- ---------------- ----------------    ----------------- ---------------- ----------------
  $     61,541,420    $      9,156,416 $        122,997    $     49,067,568  $     77,265,128 $         31,210
                --                  --               --                  --                --               --

                --                  --               --                  --                --               --
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------
        61,541,420           9,156,416          122,997          49,067,568        77,265,128           31,210
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------
                --                  --               --                  --                --               --

               234                 385               --                 364               194               37
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------
               234                 385               --                 364               194               37
  ----------------    ---------------- ----------------    ----------------  ---------------- ----------------

  $     61,541,186    $      9,156,031 $        122,997    $     49,067,204  $     77,264,934 $         31,173
  ================    ================ ================    ================  ================ ================
         5,047,763           1,659,770           28,313           3,069,791         5,188,036            5,473
     $12.02-$12.25         $5.28-$5.59            $4.34        $7.27-$27.31     $14.46-$16.01            $5.70

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                   FEDERATED     FEDERATED MID-CAP                        ALGER AMERICAN
                                HIGH INCOME BOND  GROWTH STRATEGY    NEUBERGER GENESIS SMALL CAPITALIZATION
                                  SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                ---------------- -----------------   ----------------- --------------------
ASSETS:
 Investments at fair value..... $        126,869 $        139,853    $         14,032    $     79,134,670
 Other receivables.............               --               --                  --                  --
 Due from MetLife Investors USA
   Insurance Company...........               --               --                  --                  --
                                ---------------- ----------------    ----------------    ----------------
     Total Assets..............          126,869          139,853              14,032          79,134,670
                                ---------------- ----------------    ----------------    ----------------
LIABILITIES:
 Other payables................               --               --                  --                  --
 Due to MetLife Investors USA
   Insurance Company...........               34               --                  10                  --
                                ---------------- ----------------    ----------------    ----------------
     Total Liabilities.........               34               --                  10                  --
                                ---------------- ----------------    ----------------    ----------------

NET ASSETS..................... $        126,835 $        139,853    $         14,022    $     79,134,670
                                ================ ================    ================    ================
 Units outstanding.............           18,999           20,874                 927           7,147,895
 Unit value (accumulation).....            $6.68            $6.70              $15.13       $11.01-$11.13

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                                                           AMERICAN FUNDS
 T. ROWE PRICE       T. ROWE PRICE    T. ROWE PRICE        JANUS ASPEN      GLOBAL SMALL    AMERICAN FUNDS
    GROWTH           INTERNATIONAL    PRIME RESERVE      WORLDWIDE GROWTH  CAPITALIZATION       GROWTH
  SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
$     10,486,221    $      1,365,106 $      1,750,411    $          9,939 $     35,036,892 $    245,763,422
              --                  --               --                  --               --               --
              --                  --               --                  --               --               --
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
      10,486,221           1,365,106        1,750,411               9,939       35,036,892      245,763,422
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
              --                  --               --                  --               --               --
              --                  --               --                   7              442              503
----------------    ---------------- ----------------    ---------------- ---------------- ----------------
              --                  --               --                   7              442              503
----------------    ---------------- ----------------    ---------------- ---------------- ----------------

$     10,486,221    $      1,365,106 $      1,750,411    $          9,932 $     35,036,450 $    245,762,919
================    ================ ================    ================ ================ ================
         118,255              87,971           96,955               1,182          985,561        1,458,315
          $88.67              $15.52           $18.05               $8.40    $34.16-$37.13  $142.42-$199.51

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                 AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS  ALLIANCEBERNSTEIN
                                 GROWTH-INCOME    GLOBAL GROWTH         BOND       LARGE CAP GROWTH
                                  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                ---------------- ---------------- ---------------- -----------------
ASSETS:
 Investments at fair value..... $    156,224,564 $    104,848,489 $      6,640,160 $      1,081,428
 Other receivables.............               --               --               --               --
 Due from MetLife Investors USA
   Insurance Company...........               --               --               --               --
                                ---------------- ---------------- ---------------- ----------------
     Total Assets..............      156,224,564      104,848,489        6,640,160        1,081,428
                                ---------------- ---------------- ---------------- ----------------
LIABILITIES:
 Other payables................               --               --               --               --
 Due to MetLife Investors USA
   Insurance Company...........              495              608              219              192
                                ---------------- ---------------- ---------------- ----------------
     Total Liabilities.........              495              608              219              192
                                ---------------- ---------------- ---------------- ----------------

NET ASSETS..................... $    156,224,069 $    104,847,881 $      6,639,941 $      1,081,236
                                ================ ================ ================ ================
 Units outstanding.............        1,369,874        3,676,314          413,860           29,088
 Unit value (accumulation).....   $96.80-$135.60    $26.64-$30.77    $15.27-$16.64    $35.49-$37.77

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

 FTVIPT FRANKLIN                             FTVIPT FRANKLIN   FTVIPT FRANKLIN                     FTVIPT FRANKLIN
    TEMPLETON          FTVIPT FRANKLIN          TEMPLETON      TEMPLETON GROWTH  FTVIPT FRANKLIN  TEMPLETON GLOBAL
DEVELOPING MARKETS MUTUAL SHARES SECURITIES FOREIGN SECURITIES    SECURITIES    INCOME SECURITIES INCOME SECURITIES
   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------ ------------------------ ------------------ ---------------- ----------------- -----------------
 $     26,039,534      $     71,392,933      $     56,499,161  $     38,096,710 $     88,519,611  $      4,081,268
               --                    --                    --                --               --                --
               --                    --                    --                --               --                --
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------
       26,039,534            71,392,933            56,499,161        38,096,710       88,519,611         4,081,268
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------
               --                    --                    --                --               --                --
              472                   205                   429               345              393               397
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------
              472                   205                   429               345              393               397
 ----------------      ----------------      ----------------  ---------------- ----------------  ----------------

 $     26,039,062      $     71,392,728      $     56,498,732  $     38,096,365 $     88,519,218  $      4,080,871
 ================      ================      ================  ================ ================  ================
        1,494,843             3,006,411             1,778,828         2,063,301        1,974,360           318,925
    $15.37-$25.43         $22.90-$25.46         $15.73-$36.77     $13.72-$19.85    $39.38-$50.37     $12.27-$13.18

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                  FTVIPT FRANKLIN
                                TEMPLETON SMALL CAP  VAN KAMPEN UIF    VAN KAMPEN UIF    VAN KAMPEN UIF
                                 VALUE SECURITIES   EQUITY AND INCOME U.S. REAL ESTATE U.S. MID CAP VALUE
                                    SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                ------------------- ----------------- ---------------- ------------------
ASSETS:
 Investments at fair value.....  $      2,208,895   $    166,104,960  $     52,908,845  $      2,834,230
 Other receivables.............                --                 --                --                --
 Due from MetLife Investors USA
   Insurance Company...........                --                 --                --                --
                                 ----------------   ----------------  ----------------  ----------------
     Total Assets..............         2,208,895        166,104,960        52,908,845         2,834,230
                                 ----------------   ----------------  ----------------  ----------------
LIABILITIES:
 Other payables................                --                 --                --                --
 Due to MetLife Investors USA
   Insurance Company...........               408                162               320               561
                                 ----------------   ----------------  ----------------  ----------------
     Total Liabilities.........               408                162               320               561
                                 ----------------   ----------------  ----------------  ----------------

NET ASSETS.....................  $      2,208,487   $    166,104,798  $     52,908,525  $      2,833,669
                                 ================   ================  ================  ================
 Units outstanding.............           251,664         10,934,412         2,043,530           257,428
 Unit value (accumulation).....       $8.75-$8.79      $14.95-$15.63     $24.02-$49.19     $10.95-$11.05

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  PIONEER VCT         LMPVET          LMPVET            LMPVET           LMPVET            LMPVET
 MID-CAP VALUE   SMALL CAP GROWTH    INVESTORS       EQUITY INDEX   FUNDAMENTAL VALUE   APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ----------------- ----------------
$     26,729,064 $     10,905,220 $      4,699,616 $     66,117,661 $     84,463,843  $     83,498,410
              --               --               --               --               --                --

              --               --               --               --               --                --
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
      26,729,064       10,905,220        4,699,616       66,117,661       84,463,843        83,498,410
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
              --               --               --               --               --                --

             280              862              451              380              536               948
---------------- ---------------- ---------------- ---------------- ----------------  ----------------
             280              862              451              380              536               948
---------------- ---------------- ---------------- ---------------- ----------------  ----------------

$     26,728,784 $     10,904,358 $      4,699,165 $     66,117,281 $     84,463,307  $     83,497,462
================ ================ ================ ================ ================  ================
         813,072          754,675          279,645        2,276,152        2,440,021         2,591,844
   $31.43-$35.50    $13.77-$17.53    $15.98-$17.30     $9.89-$29.42    $31.33-$37.72     $15.95-$36.42

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2007


                                     LMPVET            LMPVET           LMPVET            LMPVET
                                AGGRESSIVE GROWTH LARGE CAP GROWTH SOCIAL AWARENESS CAPITAL AND INCOME
                                   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (^)
                                ----------------- ---------------- ---------------- ------------------
ASSETS:
 Investments at fair value..... $    127,960,287  $      9,921,366 $        566,069  $     59,959,388
 Other receivables.............               --                --               --            33,110
 Due from MetLife Investors USA
   Insurance Company...........               --                --               --                --
                                ----------------  ---------------- ----------------  ----------------
     Total Assets..............      127,960,287         9,921,366          566,069        59,992,498
                                ----------------  ---------------- ----------------  ----------------
LIABILITIES:
 Other payables................               --                --               --                --
 Due to MetLife Investors USA
   Insurance Company...........              626               354              104            34,911
                                ----------------  ---------------- ----------------  ----------------
     Total Liabilities.........              626               354              104            34,911
                                ----------------  ---------------- ----------------  ----------------

NET ASSETS..................... $    127,959,661  $      9,921,012 $        565,965  $     59,957,587
                                ================  ================ ================  ================
 Units outstanding.............        9,406,900           699,543           19,022         4,737,273
 Unit value (accumulation).....    $13.02-$15.26     $13.49-$14.58    $28.57-$30.42     $12.15-$15.28

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    LMPVET           LMPVET            LMPVET       LMPVET LIFESTYLE    LMPVET LIFESTYLE LMPVET LIFESTYLE
    CAPITAL       GLOBAL EQUITY   DIVIDEND STRATEGY  ALLOCATION 50%      ALLOCATION 70%   ALLOCATION 85%
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ----------------- ----------------    ---------------- ----------------
$      8,964,370 $      7,705,540 $      8,243,937  $      9,409,401    $      3,668,999 $     16,581,916
              --               --               --                --                  --               --
              --               --               --                --                  --               --
---------------- ---------------- ----------------  ----------------    ---------------- ----------------
       8,964,370        7,705,540        8,243,937         9,409,401           3,668,999       16,581,916
---------------- ---------------- ----------------  ----------------    ---------------- ----------------
              --               --               --                --                  --               --
             581              217              408               146                  49              189
---------------- ---------------- ----------------  ----------------    ---------------- ----------------
             581              217              408               146                  49              189
---------------- ---------------- ----------------  ----------------    ---------------- ----------------

$      8,963,789 $      7,705,323 $      8,243,529  $      9,409,255    $      3,668,950 $     16,581,727
================ ================ ================  ================    ================ ================
         542,230          417,802          834,706           590,437             250,067        1,057,927
   $16.11-$16.80    $18.13-$18.61     $9.41-$10.05     $15.45-$16.14       $14.23-$14.86    $14.80-$16.41

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENT OF ASSETS AND LIABILITIES -- (CONCLUDED)
                               DECEMBER 31, 2007



                                                  LMPVIT ADJUSTABLE  LMPVIT GLOBAL        LMPVIT
                                                     RATE INCOME    HIGH YIELD BOND    MONEY MARKET
                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                  ----------------- ---------------- -----------------
ASSETS:
 Investments at fair value....................... $      3,179,105  $     40,739,127 $      44,647,967
 Other receivables...............................               --                --                --
 Due from MetLife Investors USA Insurance Company               --                --                --
                                                  ----------------  ---------------- -----------------
     Total Assets................................        3,179,105        40,739,127        44,647,967
                                                  ----------------  ---------------- -----------------
LIABILITIES:
 Other payables..................................               --                --                --
 Due to MetLife Investors USA Insurance Company..              205               643               454
                                                  ----------------  ---------------- -----------------
     Total Liabilities...........................              205               643               454
                                                  ----------------  ---------------- -----------------

NET ASSETS....................................... $      3,178,900  $     40,738,484 $      44,647,513
                                                  ================  ================ =================
 Units outstanding...............................          310,564         2,527,054         3,326,218
 Unit value (accumulation).......................    $10.02-$10.28     $15.11-$16.97     $12.23-$14.61

(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2007



                                              MIST LORD ABBETT  MIST LORD ABBETT MIST VAN KAMPEN  MIST LORD ABBETT
                                              GROWTH AND INCOME  BOND DEBENTURE  MID-CAP GROWTH    MID-CAP VALUE
                                                 SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                              ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends................................. $      8,282,056  $     16,026,920 $             -- $         83,405
                                              ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges........       11,655,545         4,270,178          183,009          218,752
   Administrative charges....................        1,855,249           751,351           30,150           34,985
                                              ----------------  ---------------- ---------------- ----------------
     Total expenses..........................       13,510,794         5,021,529          213,159          253,737
                                              ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..............      (5,228,738)        11,005,391        (213,159)        (170,332)
                                              ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...............       39,903,692           386,216          688,223        1,758,485
   Realized gains (losses) on sale of
     investments.............................       27,069,493           971,053         (10,999)        (186,016)
                                              ----------------  ---------------- ---------------- ----------------
       Net realized gains (losses)...........       66,973,185         1,357,269          677,224        1,572,469
                                              ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments..........................     (41,085,573)         1,748,154        1,346,860      (1,981,561)
                                              ----------------  ---------------- ---------------- ----------------
       Net realized and unrealized gains
         (losses) on investments.............       25,887,612         3,105,423        2,024,084        (409,092)
                                              ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations............... $     20,658,874  $     14,110,814 $      1,810,925 $      (579,424)
                                              ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.


  The accompanying notes are an integral part of these financial statements.

                                        MIST                                                     MIST
  MIST LAZARD      MIST MET/AIM    HARRIS OAKMARK  MIST THIRD AVENUE   MIST OPPENHEIMER   LEGG MASON PARTNERS
    MID-CAP      SMALL-CAP GROWTH  INTERNATIONAL    SMALL-CAP VALUE  CAPITAL APPRECIATION  AGGRESSIVE GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------- ---------------- ---------------- ----------------- -------------------- -------------------
$        465,955 $             -- $      3,410,659 $      3,579,298    $         21,048    $             --
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
       1,926,905        2,610,196        6,017,074        5,051,865           5,044,179           1,598,478
         341,394          467,944        1,071,173          892,895             896,532             282,317
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
       2,268,299        3,078,140        7,088,247        5,944,760           5,940,711           1,880,795
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
     (1,802,344)      (3,078,140)      (3,677,588)      (2,365,462)         (5,919,663)         (1,880,795)
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
      11,621,738        2,656,713       34,202,898       24,211,821          22,634,965          10,582,249

       5,372,232        8,836,601       24,125,372       21,959,557           6,917,205           1,716,309
---------------- ---------------- ---------------- ----------------    ----------------    ----------------
      16,993,970       11,493,314       58,328,270       46,171,378          29,552,170          12,298,558
---------------- ---------------- ---------------- ----------------    ----------------    ----------------

    (22,036,063)        7,260,878     (66,126,162)     (58,768,816)          18,087,115         (9,545,677)
---------------- ---------------- ---------------- ----------------    ----------------    ----------------

     (5,042,093)       18,754,192      (7,797,892)     (12,597,438)          47,639,285           2,752,881
---------------- ---------------- ---------------- ----------------    ----------------    ----------------

$    (6,844,437) $     15,676,052 $   (11,475,480) $   (14,962,900)    $     41,719,622    $        872,086
================ ================ ================ ================    ================    ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                   MIST PIMCO
                                          MIST PIMCO TOTAL    MIST RCM         INFLATION PROTECTED MIST T. ROWE PRICE
                                               RETURN        TECHNOLOGY               BOND           MID-CAP GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                          ---------------- ----------------    ------------------- ------------------
INVESTMENT INCOME:
   Dividends............................. $     14,890,134 $             --     $      5,293,982    $          2,374
                                          ---------------- ----------------     ----------------    ----------------
EXPENSES:
   Mortality and expense risk charges....        6,240,683          786,219            3,520,948           3,318,008
   Administrative charges................        1,066,612          138,177              619,355             597,617
                                          ---------------- ----------------     ----------------    ----------------
     Total expenses......................        7,307,295          924,396            4,140,303           3,915,625
                                          ---------------- ----------------     ----------------    ----------------
   Net investment income (loss)..........        7,582,839        (924,396)            1,153,679         (3,913,251)
                                          ---------------- ----------------     ----------------    ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --        1,939,730                   --          10,849,263
   Realized gains (losses) on sale of
     investments.........................        1,865,721        3,298,371            (630,364)          19,060,764
                                          ---------------- ----------------     ----------------    ----------------
       Net realized gains (losses).......        1,865,721        5,238,101            (630,364)          29,910,027
                                          ---------------- ----------------     ----------------    ----------------
   Change in unrealized gains (losses)
     on investments......................       16,489,342        9,989,409           20,764,489           7,709,385
                                          ---------------- ----------------     ----------------    ----------------
   Net realized and unrealized gains
     (losses) on investments.............       18,355,063       15,227,510           20,134,125          37,619,412
                                          ---------------- ----------------     ----------------    ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $     25,937,902 $     14,303,114     $     21,287,804    $     33,706,161
                                          ================ ================     ================    ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

   MIST MFS            MIST
   RESEARCH      NEUBERGER BERMAN   MIST TURNER    MIST GOLDMAN SACHS    MIST METLIFE      MIST METLIFE
 INTERNATIONAL     REAL ESTATE     MID-CAP GROWTH    MID-CAP VALUE    DEFENSIVE STRATEGY MODERATE STRATEGY
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ------------------ -----------------
$      3,890,447 $      1,262,045 $             --  $        728,280   $      9,390,169  $     27,375,996
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
       4,487,943        1,860,802          779,285         2,114,718          7,064,874        20,285,810
         786,524          326,254          137,601           373,857          1,247,073         3,570,910
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
       5,274,467        2,187,056          916,886         2,488,575          8,311,947        23,856,720
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
     (1,384,020)        (925,011)        (916,886)       (1,760,295)          1,078,222         3,519,276
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
      43,855,896       12,204,483        1,731,771        13,206,075         10,535,484        35,251,154

       9,563,061       13,959,463        3,539,335         6,851,474         15,023,889         8,277,428
---------------- ---------------- ----------------  ----------------   ----------------  ----------------
      53,418,957       26,163,946        5,271,106        20,057,549         25,559,373        43,528,582
---------------- ---------------- ----------------  ----------------   ----------------  ----------------

    (18,855,679)     (48,097,283)        6,353,919      (17,017,038)        (5,702,644)         9,710,951
---------------- ---------------- ----------------  ----------------   ----------------  ----------------

      34,563,278     (21,933,337)       11,625,025         3,040,511         19,856,729        53,239,533
---------------- ---------------- ----------------  ----------------   ----------------  ----------------

$     33,179,258 $   (22,858,348) $     10,708,139  $      1,280,216   $     20,934,951  $     56,758,809
================ ================ ================  ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007



                                            MIST METLIFE     MIST METLIFE       MIST METLIFE     MIST VAN KAMPEN
                                          BALANCED STRATEGY GROWTH STRATEGY  AGGRESSIVE STRATEGY    COMSTOCK
                                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                          ----------------- ---------------- ------------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $     74,855,694  $     58,368,752  $      8,296,064   $        798,554
                                          ----------------  ----------------  ----------------   ----------------
EXPENSES:
   Mortality and expense risk charges....       64,611,025        74,974,663         9,167,411            853,079
   Administrative charges................       11,485,493        13,320,877         1,617,464            150,308
                                          ----------------  ----------------  ----------------   ----------------
     Total expenses......................       76,096,518        88,295,540        10,784,875          1,003,387
                                          ----------------  ----------------  ----------------   ----------------
   Net investment income (loss)..........      (1,240,824)      (29,926,788)       (2,488,811)          (204,833)
                                          ----------------  ----------------  ----------------   ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........      138,412,622       165,181,441        39,419,094          1,203,267
   Realized gains (losses) on sale of
     investments.........................        8,159,506         2,930,142        16,728,069          1,400,677
                                          ----------------  ----------------  ----------------   ----------------
       Net realized gains (losses).......      146,572,128       168,111,583        56,147,163          2,603,944
                                          ----------------  ----------------  ----------------   ----------------
   Change in unrealized gains (losses)
     on investments......................     (28,996,861)      (39,049,469)      (45,549,415)        (5,459,293)
                                          ----------------  ----------------  ----------------   ----------------
   Net realized and unrealized gains
     (losses) on investments.............      117,575,267       129,062,114        10,597,748        (2,855,349)
                                          ----------------  ----------------  ----------------   ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $    116,334,443  $     99,135,326  $      8,108,937   $    (3,060,182)
                                          ================  ================  ================   ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                            MIST MFS
MIST LEGG MASON      MIST MET/PUTNAM    EMERGING MARKETS MIST LOOMIS SAYLES     MIST MET/AIM
 VALUE EQUITY     CAPITAL OPPORTUNITIES      EQUITY        GLOBAL MARKETS   CAPITAL APPRECIATION MIST JANUS FORTY
  SUB-ACCOUNT        SUB-ACCOUNT (A)      SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------  --------------------- ---------------- ------------------ -------------------- ----------------
$          1,467    $            544    $         11,557  $             --    $          1,205   $          2,910
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
         704,610               2,087             383,580           274,216              21,486             52,689
         122,076                 385              67,771            47,961               3,948              8,455
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
         826,686               2,472             451,351           322,177              25,434             61,144
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
       (825,219)             (1,928)           (439,794)         (322,177)            (24,229)           (58,234)
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
          49,476              41,667                  --                --               3,309            279,776
         299,645              15,985           1,483,800           699,708            (15,080)             10,775
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
         349,121              57,652           1,483,800           699,708            (11,771)            290,551
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
     (4,218,334)             (9,944)           6,322,422         4,061,051             153,974            745,181
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
     (3,869,213)              47,708           7,806,222         4,760,759             142,203          1,035,732
----------------    ----------------    ----------------  ----------------    ----------------   ----------------
$    (4,694,432)    $         45,780    $      7,366,428  $      4,438,582    $        117,974   $        977,498
================    ================    ================  ================    ================   ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             MIST DREMAN                          MIST PIONEER
                                           MIST MFS VALUE  SMALL CAP VALUE     MIST PIONEER FUND  MID-CAP VALUE
                                            SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT (A)
                                          ---------------- ----------------    ----------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $             62 $             --    $         51,180  $         22,205
                                          ---------------- ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....          191,995          131,573              95,706            24,532
   Administrative charges................           32,402           21,126              16,604             3,944
                                          ---------------- ----------------    ----------------  ----------------
     Total expenses......................          224,397          152,699             112,310            28,476
                                          ---------------- ----------------    ----------------  ----------------
   Net investment income (loss)..........        (224,335)        (152,699)            (61,130)           (6,271)
                                          ---------------- ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          187,800           33,486                  --           790,968
   Realized gains (losses) on sale of
     investments.........................           44,784           78,301              41,030          (60,215)
                                          ---------------- ----------------    ----------------  ----------------
       Net realized gains (losses).......          232,584          111,787              41,030           730,753
                                          ---------------- ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................          416,511        (482,953)              90,072         (223,664)
                                          ---------------- ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............          649,095        (371,166)             131,102           507,089
                                          ---------------- ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        424,760 $      (523,865)    $         69,972  $        500,818
                                          ================ ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  MIST PIONEER    MIST BLACKROCK   MIST BLACKROCK  MIST RAINIER LARGE    AIM V.I.            AIM V.I.
STRATEGIC INCOME  LARGE-CAP CORE     HIGH YIELD        CAP EQUITY       CORE EQUITY    CAPITAL APPRECIATION
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (B)     SUB-ACCOUNT        SUB-ACCOUNT
---------------- ---------------- ---------------- ------------------ ---------------- --------------------
$        376,788 $         22,574 $        426,744  $          4,193  $         10,322   $             --
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
         909,884           55,708           79,668             6,073            13,251              7,347
         168,046            8,889           12,593             1,055             1,461                812
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
       1,077,930           64,597           92,261             7,128            14,712              8,159
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
       (701,142)         (42,023)          334,483           (2,935)           (4,390)            (8,159)
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

              --          196,664               --                --                --                 --

           6,106           68,726          (5,218)             1,427            52,971             18,910
---------------- ---------------- ----------------  ----------------  ----------------   ----------------
           6,106          265,390          (5,218)             1,427            52,971             18,910
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

       4,115,896         (95,545)        (351,001)            80,318            22,869             46,579
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

       4,122,002          169,845        (356,219)            81,745            75,840             65,489
---------------- ---------------- ----------------  ----------------  ----------------   ----------------

$      3,420,860 $        127,822 $       (21,736)  $         78,810  $         71,450   $         57,330
================ ================ ================  ================  ================   ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                AIM V.I.           AIM V.I.          AIM V.I.
                                          INTERNATIONAL GROWTH  BASIC BALANCED  GLOBAL REAL ESTATE   MFS RESEARCH
                                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT (C)     SUB-ACCOUNT
                                          -------------------- ---------------- ------------------ ----------------
INVESTMENT INCOME:
   Dividends.............................   $         39,474   $         23,585  $         86,240  $          1,746
                                            ----------------   ----------------  ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....             38,710             11,056             4,937             3,168
   Administrative charges................              7,860              1,223             1,101               349
                                            ----------------   ----------------  ----------------  ----------------
     Total expenses......................             46,570             12,279             6,038             3,517
                                            ----------------   ----------------  ----------------  ----------------
   Net investment income (loss)..........            (7,096)             11,306            80,202           (1,771)
                                            ----------------   ----------------  ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........                 --                 --           206,446                --
   Realized gains (losses) on sale of
     investments.........................            166,260             22,846           (1,175)            13,554
                                            ----------------   ----------------  ----------------  ----------------
       Net realized gains (losses).......            166,260             22,846           205,271            13,554
                                            ----------------   ----------------  ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................           (94,729)           (21,687)         (363,478)            13,793
                                            ----------------   ----------------  ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............             71,531              1,159         (158,207)            27,347
                                            ----------------   ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........   $         64,435   $         12,465  $       (78,005)  $         25,576
                                            ================   ================  ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                        MFS NEW      OPPENHEIMER MAIN                    OPPENHEIMER    OPPENHEIMER MAIN
MFS INVESTORS TRUST    DISCOVERY      STREET FUND/VA  OPPENHEIMER BOND  STRATEGIC BOND  STREET SMALL CAP
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $          1,415   $             -- $          3,203 $         16,427 $          1,725 $            591
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
            2,147              2,033            3,639            3,747              612           22,626
              236                227              400              412               67            4,979
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
            2,383              2,260            4,039            4,159              679           27,605
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
            (968)            (2,260)            (836)           12,268            1,046         (27,014)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

            1,435             11,645               --               --               --            6,307

           14,950             17,283           15,776            (766)            1,332           16,731
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
           16,385             28,928           15,776            (766)            1,332           23,038
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

          (1,764)           (23,022)          (4,165)          (3,427)            1,375        (357,522)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

           14,621              5,906           11,611          (4,193)            2,707        (334,484)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

 $         13,653   $          3,646 $         10,775 $          8,075 $          3,753 $      (361,498)
 ================   ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             FIDELITY VIP      FIDELITY VIP     FIDELITY VIP
                                          OPPENHEIMER MONEY  ASSET MANAGER        GROWTH         CONTRAFUND
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          9,143  $      8,586,449 $      1,873,575 $      3,369,937
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....            2,387         1,720,245        2,729,558        4,348,313
   Administrative charges................              260           193,890          308,235          499,786
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................            2,647         1,914,135        3,037,793        4,848,099
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........            6,496         6,672,314      (1,164,218)      (1,478,162)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --         3,961,061          195,976       90,436,342
   Realized gains (losses) on sale of
     investments.........................               --         (115,518)          941,759       12,123,953
                                          ----------------  ---------------- ---------------- ----------------
       Net realized gains (losses).......               --         3,845,543        1,137,735      102,560,295
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................               --         7,775,552       50,354,170     (48,785,560)
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............               --        11,621,095       51,491,905       53,774,735
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $          6,496  $     18,293,409 $     50,327,687 $     52,296,573
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  FIDELITY VIP    FIDELITY VIP      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
    OVERSEAS      EQUITY-INCOME      INDEX 500       MONEY MARKET       MID-CAP      DWS INTERNATIONAL
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- -----------------
$        377,102 $        265,110 $      4,687,606 $      1,869,925 $        133,839 $        905,219
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         130,538          206,038        1,600,925          446,215          355,691          461,496
          15,739           22,724          182,725           50,604           65,123           52,010
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         146,277          228,762        1,783,650          496,819          420,814          513,506
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         230,825           36,348        2,903,956        1,373,106        (286,975)          391,713
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         769,078        1,168,184               --               --        1,483,666               --

         466,428          715,277        4,803,371               --            5,583          732,180
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
       1,235,506        1,883,461        4,803,371               --        1,489,249          732,180
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

         203,682      (1,744,928)      (2,246,692)               --        1,421,180        3,398,301
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       1,439,188          138,533        2,556,679               --        2,910,429        4,130,481
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$      1,670,013 $        174,881 $      5,460,635 $      1,373,106 $      2,623,454 $      4,522,194
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007



                                           MSF FI MID-CAP      MSF FI           MSF FI         MSF RUSSELL
                                           OPPORTUNITIES      LARGE CAP      VALUE LEADERS     2000 INDEX
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $          7,588 $          5,479 $         26,171 $         81,426
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....           72,314           59,647           56,813          106,419
   Administrative charges................            8,099            9,495            9,512           12,182
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................           80,413           69,142           66,325          118,601
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........         (72,825)         (63,663)         (40,154)         (37,175)
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --          227,257          283,342          666,363
   Realized gains (losses) on sale of
     investments.........................          162,396          (2,724)          (7,927)          154,591
                                          ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses).......          162,396          224,533          275,415          820,954
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          243,487        (129,030)        (250,698)      (1,007,958)
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          405,883           95,503           24,717        (187,004)
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        333,058 $         31,840 $       (15,437) $      (224,179)
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                      MSF BLACKROCK
      MSF FI          MSF METLIFE    LEGACY LARGE-CAP  MSF BLACKROCK    MSF BLACKROCK    MSF BLACKROCK
INTERNATIONAL STOCK   STOCK INDEX         GROWTH      STRATEGIC VALUE    BOND INCOME    LARGE-CAP VALUE
    SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------- ---------------- ---------------- ---------------- ---------------- ----------------
 $         39,018   $      2,827,241 $          1,411 $         41,058 $        488,594 $         29,506
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
           69,838          4,222,062            9,885          166,831          296,083           39,477
           12,079            692,819            1,095           19,032           43,799            4,415
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
           81,917          4,914,881           10,980          185,863          339,882           43,892
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
         (42,899)        (2,087,640)          (9,569)        (144,805)          148,712         (14,386)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

          230,257          6,558,222               --        1,576,916               --          112,207

           80,363         15,456,037           65,625         (67,855)            8,061          109,763
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------
          310,620         22,014,259           65,625        1,509,061            8,061          221,970
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

           48,677        (9,054,135)           70,108      (2,028,210)          908,389        (177,922)
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

          359,297         12,960,124          135,733        (519,149)          916,450           44,048
 ----------------   ---------------- ---------------- ---------------- ---------------- ----------------

 $        316,398   $     10,872,484 $        126,164 $      (663,954) $      1,065,162 $         29,662
 ================   ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                          MSF LEHMAN BROTHERS  MSF HARRIS OAKMARK  MSF MORGAN STANLEY
                                          AGGREGATE BOND INDEX  LARGE-CAP VALUE        EAFE INDEX     MFS TOTAL RETURN
                                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                                          -------------------- ------------------  ------------------ ----------------
INVESTMENT INCOME:
   Dividends.............................   $        236,784    $         53,784    $        331,528  $        774,829
                                            ----------------    ----------------    ----------------  ----------------
EXPENSES:
   Mortality and expense risk charges....             66,844              82,363             208,288           572,393
   Administrative charges................              7,486               9,406              23,538            92,435
                                            ----------------    ----------------    ----------------  ----------------
     Total expenses......................             74,330              91,769             231,826           664,828
                                            ----------------    ----------------    ----------------  ----------------
   Net investment income (loss)..........            162,454            (37,985)              99,702           110,001
                                            ----------------    ----------------    ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........                 --             188,020             176,815         1,263,006
   Realized gains (losses) on sale of
     investments.........................            (6,457)             202,067           1,272,295           186,859
                                            ----------------    ----------------    ----------------  ----------------
       Net realized gains (losses).......            (6,457)             390,087           1,449,110         1,449,865
                                            ----------------    ----------------    ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................            152,003           (692,362)           (207,275)         (955,552)
                                            ----------------    ----------------    ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............            145,546           (302,275)           1,241,835           494,313
                                            ----------------    ----------------    ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations...........   $        308,000    $      (340,260)    $      1,341,537  $        604,314
                                            ================    ================    ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007, to December 31, 2007.
(d)For the period January 1, 2007, to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  MSF METLIFE
    MID-CAP         MSF DAVIS     MSF HARRIS OAKMARK   MSF JENNISON    MSF BLACKROCK   MSF T. ROWE PRICE
  STOCK INDEX     VENTURE VALUE     FOCUSED VALUE         GROWTH       MONEY MARKET    SMALL-CAP GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- ---------------- ------------------ ---------------- ---------------- -----------------
$        111,960 $      4,194,993  $      1,303,271  $        347,122 $     10,618,196 $             --
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
         172,686        8,716,401         5,190,857         2,551,605        3,266,088           14,954
          19,640        1,559,787           907,402           454,597          566,775            1,717
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
         192,326       10,276,188         6,098,259         3,006,202        3,832,863           16,671
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
        (80,366)      (6,081,195)       (4,794,988)       (2,659,080)        6,785,333         (16,671)
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
         599,919               --        47,975,297         6,620,700               --               --

         514,021       22,595,716        16,520,186         6,420,398               --           67,666
---------------- ----------------  ----------------  ---------------- ---------------- ----------------
       1,113,940       22,595,716        64,495,483        13,041,098               --           67,666
---------------- ----------------  ----------------  ---------------- ---------------- ----------------

       (259,259)          509,254      (89,503,608)         6,006,766               --           41,398
---------------- ----------------  ----------------  ---------------- ---------------- ----------------

         854,681       23,104,970      (25,008,125)        19,047,864               --          109,064
---------------- ----------------  ----------------  ---------------- ---------------- ----------------

$        774,315 $     17,023,775  $   (29,803,113)  $     16,388,784 $      6,785,333 $         92,393
================ ================  ================  ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                          MSF WESTERN ASSET                    MSF METLIFE      MSF METLIFE
                                             MANAGEMENT     MSF OPPENHEIMER    AGGRESSIVE       CONSERVATIVE
                                           U.S. GOVERNMENT   GLOBAL EQUITY     ALLOCATION        ALLOCATION
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ----------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        843,364  $         48,136 $            881 $             --
                                          ----------------  ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          527,095            90,776           27,051           35,948
   Administrative charges................           92,052            16,910            4,675            5,917
                                          ----------------  ---------------- ---------------- ----------------
     Total expenses......................          619,147           107,686           31,726           41,865
                                          ----------------  ---------------- ---------------- ----------------
   Net investment income (loss)..........          224,217          (59,550)         (30,845)         (41,865)
                                          ----------------  ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........               --            79,812            2,533            1,503
   Realized gains (losses) on sale of
     investments.........................          361,346            73,346           38,757            8,361
                                          ----------------  ---------------- ---------------- ----------------
       Net realized gains (losses).......          361,346           153,158           41,290            9,864
                                          ----------------  ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................          305,583            39,076         (55,561)          117,468
                                          ----------------  ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............          666,929           192,234         (14,271)          127,332
                                          ----------------  ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        891,146  $        132,684 $       (45,116) $         85,467
                                          ================  ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    MSF METLIFE                              MSF METLIFE
  CONSERVATIVE TO       MSF METLIFE          MODERATE TO       VAN KAMPEN LIT   VAN KAMPEN LIT   VAN KAMPEN LIT
MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION STRATEGIC GROWTH    ENTERPRISE    GROWTH AND INCOME
    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------- --------------------- ---------------- ---------------- -----------------
 $             --    $          1,959     $         10,098    $            176 $            650 $        345,314
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
           58,876             418,339              604,098              99,135            2,129          457,193
            9,869              71,460              102,111              17,371              233           84,890
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
           68,745             489,799              706,209             116,506            2,362          542,083
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
         (68,745)           (487,840)            (696,111)           (116,330)          (1,712)        (196,769)
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
            6,386              35,269               40,391                  --               --          928,360

           39,292             197,232               65,717              30,962            6,611           96,470
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
           45,678             232,501              106,108              30,962            6,611        1,024,830
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------
          130,975             582,917              572,440           1,037,575           11,304      (1,228,849)
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------

          176,653             815,418              678,548           1,068,537           17,915        (204,019)
 ----------------    ----------------     ----------------    ---------------- ---------------- ----------------

 $        107,908    $        327,578     $       (17,563)    $        952,207 $         16,203 $      (400,788)
 ================    ================     ================    ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                                 FEDERATED
                                            VAN KAMPEN LIT     FEDERATED      FEDERATED HIGH   MID-CAP GROWTH
                                               COMSTOCK      EQUITY INCOME     INCOME BOND        STRATEGY
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                           ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends.............................. $        680,531 $          2,644 $         10,439 $             --
                                           ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges.....          793,492              743            1,672            2,126
   Administrative charges.................          146,465               85              183              235
                                           ---------------- ---------------- ---------------- ----------------
     Total expenses.......................          939,957              828            1,855            2,361
                                           ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)...........        (259,426)            1,816            8,584          (2,361)
                                           ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions............          947,315               --               --               --
   Realized gains (losses) on sale of
     investments..........................           28,248           15,960            (533)            1,990
                                           ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses)........          975,563           15,960            (533)            1,990
                                           ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses) on
     investments..........................      (4,879,310)         (14,812)          (5,482)           28,811
                                           ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments..............      (3,903,747)            1,148          (6,015)           30,801
                                           ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations............ $    (4,163,173) $          2,964 $          2,569 $         28,440
                                           ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


   NEUBERGER        ALGER AMERICAN     T. ROWE PRICE       T. ROWE PRICE    T. ROWE PRICE     JANUS ASPEN
    GENESIS      SMALL CAPITALIZATION     GROWTH           INTERNATIONAL    PRIME RESERVE   WORLDWIDE GROWTH
  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- -------------------- ----------------    ---------------- ---------------- ----------------
$             19   $             --   $         63,359    $         22,311 $         83,470 $             76
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
             109            954,596             79,763              10,378           13,262               76
              20            107,854             14,550               1,892            2,414               14
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
             129          1,062,450             94,313              12,270           15,676               90
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
           (110)        (1,062,450)           (30,954)              10,041           67,794             (14)
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
           2,034                 --            304,726             141,062               --               --

             997            229,835            254,200              51,784               --              259
----------------   ----------------   ----------------    ---------------- ---------------- ----------------
           3,031            229,835            558,926             192,846               --              259
----------------   ----------------   ----------------    ---------------- ---------------- ----------------

           (201)         12,066,768            401,349            (42,947)               --              573
----------------   ----------------   ----------------    ---------------- ---------------- ----------------

           2,830         12,296,603            960,275             149,899               --              832
----------------   ----------------   ----------------    ---------------- ---------------- ----------------

$          2,720   $     11,234,153   $        929,321    $        159,940 $         67,794 $            818
================   ================   ================    ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                           AMERICAN FUNDS
                                            GLOBAL SMALL    AMERICAN FUNDS   AMERICAN FUNDS   AMERICAN FUNDS
                                           CAPITALIZATION       GROWTH       GROWTH-INCOME    GLOBAL GROWTH
                                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                          ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME:
   Dividends............................. $        816,282 $      1,716,891 $      2,233,446 $      2,141,475
                                          ---------------- ---------------- ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....          327,046        2,408,688        1,610,886          932,977
   Administrative charges................           38,642          389,310          257,406          162,315
                                          ---------------- ---------------- ---------------- ----------------
     Total expenses......................          365,688        2,797,998        1,868,292        1,095,292
                                          ---------------- ---------------- ---------------- ----------------
   Net investment income (loss)..........          450,594      (1,081,107)          365,154        1,046,183
                                          ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........        1,886,030       11,015,618        3,537,989        2,371,100
   Realized gains (losses) on sale of
     investments.........................        1,578,722        1,120,829          587,028           25,691
                                          ---------------- ---------------- ---------------- ----------------
       Net realized gains (losses).......        3,464,752       12,136,447        4,125,017        2,396,791
                                          ---------------- ---------------- ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................         (92,073)        2,531,680      (3,416,856)        3,316,954
                                          ---------------- ---------------- ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        3,372,679       14,668,127          708,161        5,713,745
                                          ---------------- ---------------- ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $      3,823,273 $     13,587,020 $      1,073,315 $      6,759,928
                                          ================ ================ ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                    FTVIPT FRANKLIN    FTVIPT FRANKLIN   FTVIPT FRANKLIN   FTVIPT FRANKLIN
AMERICAN FUNDS   ALLIANCEBERNSTEIN     TEMPLETON           MUTUAL           TEMPLETON      TEMPLETON GROWTH
     BOND        LARGE CAP GROWTH  DEVELOPING MARKETS SHARES SECURITIES FOREIGN SECURITIES    SECURITIES
SUB-ACCOUNT (C)     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
---------------- ----------------- ------------------ ----------------- ------------------ ----------------
$        236,888 $             --   $        366,787  $        718,598   $        701,899  $        367,919
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
          15,234           12,355            268,347           715,639            602,810           386,729
           3,618            2,306             44,098           131,537             96,502            70,803
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
          18,852           14,661            312,445           847,176            699,312           457,532
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
         218,036         (14,661)             54,342         (128,578)              2,587          (89,613)
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

              --               --          1,260,326         1,759,592          1,600,947         1,173,916

             799           38,484            385,656            52,446            344,374            46,012
---------------- ----------------   ----------------  ----------------   ----------------  ----------------
             799           38,484          1,645,982         1,812,038          1,945,321         1,219,928
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

       (187,750)           80,891          2,389,109       (2,198,007)          2,747,346       (1,451,628)
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

       (186,951)          119,375          4,035,091         (385,969)          4,692,667         (231,700)
---------------- ----------------   ----------------  ----------------   ----------------  ----------------

$         31,085 $        104,714   $      4,089,433  $      (514,547)   $      4,695,254  $      (321,313)
================ ================   ================  ================   ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                 FTVIPT FRANKLIN
                                                              FTVIPT FRANKLIN       TEMPLETON
                                            FTVIPT FRANKLIN  TEMPLETON GLOBAL    SMALL CAP VALUE   VAN KAMPEN UIF
                                           INCOME SECURITIES INCOME SECURITIES     SECURITIES     EQUITY AND INCOME
                                              SUB-ACCOUNT     SUB-ACCOUNT (C)    SUB-ACCOUNT (C)     SUB-ACCOUNT
                                           ----------------- -----------------   ---------------- -----------------
INVESTMENT INCOME:
   Dividends.............................. $      1,860,300  $            158    $             -- $      2,484,944
                                           ----------------  ----------------    ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges.....          800,533             9,566               5,885        1,642,622
   Administrative charges.................          147,818             2,263               1,371          303,888
                                           ----------------  ----------------    ---------------- ----------------
     Total expenses.......................          948,351            11,829               7,256        1,946,510
                                           ----------------  ----------------    ---------------- ----------------
   Net investment income (loss)...........          911,949          (11,671)             (7,256)          538,434
                                           ----------------  ----------------    ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions............          344,999                --                  --        2,792,337
   Realized gains (losses) on sale of
     investments..........................          155,497               248             (2,830)          104,098
                                           ----------------  ----------------    ---------------- ----------------
       Net realized gains (losses)........          500,496               248             (2,830)        2,896,435
                                           ----------------  ----------------    ---------------- ----------------
   Change in unrealized gains (losses) on
     investments..........................      (1,585,931)            76,020           (107,802)      (3,278,237)
                                           ----------------  ----------------    ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments..............      (1,085,435)            76,268           (110,632)        (381,802)
                                           ----------------  ----------------    ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations............ $      (173,486)  $         64,597    $      (117,888) $        156,632
                                           ================  ================    ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.



 VAN KAMPEN UIF    VAN KAMPEN UIF     PIONEER VCT         LMPVET          LMPVET              LMPV
U.S. REAL ESTATE U.S. MID CAP VALUE  MID-CAP VALUE   SMALL CAP GROWTH    INVESTORS     CAPITAL AND INCOME
  SUB-ACCOUNT     SUB-ACCOUNT (C)     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (A)
---------------- ------------------ ---------------- ---------------- ---------------- ------------------
$      1,084,944  $          2,205  $         94,184 $             -- $         61,447  $        289,738
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
         666,241             7,018           238,530          102,771           63,120           187,809
         121,245             1,576            43,968           17,368           10,139            34,151
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
         787,486             8,594           282,498          120,139           73,259           221,960
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
         297,458           (6,389)         (188,314)        (120,139)         (11,812)            67,778
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
       3,838,755             2,664         1,682,986          707,809          129,078         1,832,931

        (58,951)           (3,852)          (96,517)           10,220           87,538         1,748,416
----------------  ----------------  ---------------- ---------------- ----------------  ----------------
       3,779,804           (1,188)         1,586,469          718,029          216,616         3,581,347
----------------  ----------------  ---------------- ---------------- ----------------  ----------------

    (16,191,487)          (47,921)       (1,953,012)        (170,870)        (220,243)       (1,315,359)
----------------  ----------------  ---------------- ---------------- ----------------  ----------------

    (12,411,683)          (49,109)         (366,543)          547,159          (3,627)         2,265,988
----------------  ----------------  ---------------- ---------------- ----------------  ----------------

$   (12,114,225)  $       (55,498)  $      (554,857) $        427,020 $       (15,439)  $      2,333,766
================  ================  ================ ================ ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007




                                               LMPVET           LMPVET              LMPVET           LMPVET
                                            EQUITY INDEX   FUNDAMENTAL VALUE     APPRECIATION   AGGRESSIVE GROWTH
                                            SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                          ---------------- -----------------   ---------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $      1,225,791 $      1,043,749    $        867,304 $             --
                                          ---------------- ----------------    ---------------- ----------------
EXPENSES:
   Mortality and expense risk charges....        1,571,976          930,498             878,083        1,496,131
   Administrative charges................           92,215          170,202             159,512          268,345
                                          ---------------- ----------------    ---------------- ----------------
     Total expenses......................        1,664,191        1,100,700           1,037,595        1,764,476
                                          ---------------- ----------------    ---------------- ----------------
   Net investment income (loss)..........        (438,400)         (56,951)           (170,291)      (1,764,476)
                                          ---------------- ----------------    ---------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........        3,050,411        4,022,538           6,645,299          732,935
   Realized gains (losses) on sale of
     investments.........................          355,707           19,299             118,766           45,169
                                          ---------------- ----------------    ---------------- ----------------
       Net realized gains (losses).......        3,406,118        4,041,837           6,764,065          778,104
                                          ---------------- ----------------    ---------------- ----------------
   Change in unrealized gains (losses)
     on investments......................      (2,264,449)      (5,252,831)         (2,893,138)        (263,742)
                                          ---------------- ----------------    ---------------- ----------------
   Net realized and unrealized gains
     (losses) on investments.............        1,141,669      (1,210,994)           3,870,927          514,362
                                          ---------------- ----------------    ---------------- ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        703,269 $    (1,267,945)    $      3,700,636 $    (1,250,114)
                                          ================ ================    ================ ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                                                          LMPVET MULTIPLE
                                                                            DISCIPLINE
     LMPVET           LMPV                LMPVET            LMPVET       SUB-ACCOUNT-LARGE
LARGE CAP GROWTH LARGE CAP VALUE     SOCIAL AWARENESS CAPITAL AND INCOME    CAP GROWTH      LMPVET CAPITAL
  SUB-ACCOUNT    SUB-ACCOUNT (A)       SUB-ACCOUNT     SUB-ACCOUNT (^)     AND VALUE (D)     SUB-ACCOUNT
---------------- ----------------    ---------------- ------------------ ----------------- ----------------
$          4,229 $          6,328    $          7,533  $        809,283  $         13,415  $         36,948
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
         128,661            6,342               5,703           550,433            25,315           112,378
          21,082            1,188               1,032           100,278             4,131            18,089
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
         149,743            7,530               6,735           650,711            29,446           130,467
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
       (145,514)          (1,202)                 798           158,572          (16,031)          (93,519)
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

              --               --              87,361         9,564,244           110,813           474,841

         135,272          148,950              10,559          (12,949)          (16,252)            81,202
---------------- ----------------    ----------------  ----------------  ----------------  ----------------
         135,272          148,950              97,920         9,551,295            94,561           556,043
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

         250,277         (68,118)            (63,896)       (9,641,183)          (64,765)         (598,669)
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

         385,549           80,832              34,024          (89,888)            29,796          (42,626)
---------------- ----------------    ----------------  ----------------  ----------------  ----------------

$        240,035 $         79,630    $         34,822  $         68,684  $         13,765  $      (136,145)
================ ================    ================  ================  ================  ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            LMPV PREMIER
                                              LMPVET         SELECTIONS          LMPVET             LMPV
                                           GLOBAL EQUITY   ALL CAP GROWTH   DIVIDEND STRATEGY GROWTH AND INCOME
                                            SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT (A)
                                          ---------------- ---------------- ----------------- -----------------
INVESTMENT INCOME:
   Dividends............................. $         43,379 $            286 $        168,832  $          5,001
                                          ---------------- ---------------- ----------------  ----------------
EXPENSES:
   Mortality & expense risk charges......          103,047            1,320           85,567            18,570
   Administrative charges................           18,166              253           14,631             3,446
                                          ---------------- ---------------- ----------------  ----------------
     Total expenses......................          121,213            1,573          100,198            22,016
                                          ---------------- ---------------- ----------------  ----------------
   Net investment income (loss)..........         (77,834)          (1,287)           68,634          (17,015)
                                          ---------------- ---------------- ----------------  ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
   Realized gain distributions...........          371,323           32,000               --            63,569
   Realized gains (losses) on sale of
     investments.........................           98,856          (8,934)           31,060           404,806
                                          ---------------- ---------------- ----------------  ----------------
       Net realized gains (losses).......          470,179           23,066           31,060           468,375
                                          ---------------- ---------------- ----------------  ----------------
   Change in unrealized gains (losses)
     on investments......................        (171,007)          (1,057)           47,810         (231,080)
                                          ---------------- ---------------- ----------------  ----------------
   Net realized and unrealized gains
     (losses) on investments.............          299,172           22,009           78,870           237,295
                                          ---------------- ---------------- ----------------  ----------------
   Net increase (decrease) in net assets
     resulting from operations........... $        221,338 $         20,722 $        147,504  $        220,280
                                          ================ ================ ================  ================

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

     LMPVET           LMPVET           LMPVET          LMPVIT
   LIFESTYLE        LIFESTYLE        LIFESTYLE       ADJUSTABLE      LMPVIT GLOBAL        LMPVIT
 ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85%    RATE INCOME    HIGH YIELD BOND    MONEY MARKET
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
$        339,979 $        100,596 $        265,757 $        153,358 $      3,002,167 $      1,578,220
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          91,297           29,972           57,581           40,039          427,034          461,691
          16,771            5,495           12,155            7,463           76,154           82,690
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         108,068           35,467           69,736           47,502          503,188          544,381
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         231,911           65,129          196,021          105,856        2,498,979        1,033,839
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
          71,693           42,030           97,773               --          183,865               --

          61,630            7,122            6,580          (3,665)            8,344               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------
         133,323           49,152          104,353          (3,665)          192,209               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       (374,438)        (194,902)        (650,821)        (117,934)      (3,622,401)               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

       (241,115)        (145,750)        (546,468)        (121,599)      (3,430,192)               --
---------------- ---------------- ---------------- ---------------- ---------------- ----------------

$        (9,204) $       (80,621) $      (350,447) $       (15,743) $      (931,213) $      1,033,839
================ ================ ================ ================ ================ ================

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                        MIST LORD ABBETT            MIST LORD ABBETT            MIST VAN KAMPEN
                                        GROWTH AND INCOME            BOND DEBENTURE             MID-CAP GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------- --------------------------- -------------------------
                                       2007          2006          2007          2006          2007         2006
                                       ----          ----          ----          ----          ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (5,228,738) $     900,405 $  11,005,391 $  15,214,222 $  (213,159) $   (60,487)
 Net realized gains (losses)......    66,973,185    83,592,141     1,357,269     2,913,009      677,224       91,530
 Change in unrealized gains
   (losses) on investments........  (41,085,573)    42,908,024     1,748,154     3,338,422    1,346,860      185,358
                                   ------------- ------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................    20,658,874   127,400,570    14,110,814    21,465,653    1,810,925      216,401
                                   ------------- ------------- ------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    46,834,968    43,067,650    11,866,307    12,538,333   16,272,511    6,126,207
 Net transfers (including
   fixed account).................  (42,192,503)  (18,222,831)     (537,799)     (461,124)    1,160,441     (79,412)
 Contract charges.................   (2,005,324)   (1,901,988)   (1,008,101)   (1,024,216)     (24,193)      (1,119)
 Transfers for contract benefits
   and terminations...............  (99,400,248)  (75,937,047)  (41,996,259)  (29,019,560)  (1,974,131)    (131,097)
                                   ------------- ------------- ------------- ------------- ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........  (96,763,107)  (52,994,216)  (31,675,852)  (17,966,567)   15,434,628    5,914,579
                                   ------------- ------------- ------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..................  (76,104,233)    74,406,354  (17,565,038)     3,499,086   17,245,553    6,130,980
NET ASSETS:
 Beginning of period..............   898,436,542   824,030,188   306,513,652   303,014,566    6,430,532      299,552
                                   ------------- ------------- ------------- ------------- ------------ ------------
 End of period.................... $ 822,332,309 $ 898,436,542 $ 288,948,614 $ 306,513,652 $ 23,676,085 $  6,430,532
                                   ============= ============= ============= ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    MIST LORD ABBETT              MIST LAZARD                MIST MET/AIM             MIST HARRIS OAKMARK
      MID-CAP VALUE                 MID-CAP                SMALL-CAP GROWTH              INTERNATIONAL
       SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- --------------------------- --------------------------- ---------------------------
    2007         2006         2007          2006          2007          2006          2007          2006
    ----         ----         ----          ----          ----          ----          ----          ----
$  (170,332) $   (70,022) $ (1,802,344) $ (1,645,652) $ (3,078,140) $ (2,901,725) $ (3,677,588) $   2,822,960
   1,572,469      274,246    16,993,970    17,825,409    11,493,314    27,136,360    58,328,270    30,998,347

 (1,981,561)      496,316  (22,036,063)   (1,521,097)     7,260,878   (3,974,728)  (66,126,162)    49,677,257
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


   (579,424)      700,540   (6,844,437)    14,658,660    15,676,052    20,259,907  (11,475,480)    83,498,564
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   7,930,644    7,315,844    17,011,941     9,493,835    16,457,316    14,579,046    40,484,716    51,029,021

     711,375    1,605,995     (712,183)  (10,866,080)   (4,862,063)   (8,466,806)  (13,002,405)     8,236,212
    (34,495)      (1,406)     (462,156)     (432,824)     (676,125)     (651,688)   (1,545,713)   (1,273,876)

 (1,681,654)    (236,251)  (14,103,323)  (10,309,132)  (24,185,235)  (17,555,216)  (42,657,980)  (24,853,273)
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------


   6,925,870    8,684,182     1,734,279  (12,114,201)  (13,266,107)  (12,094,664)  (16,721,382)    33,138,084
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------

   6,346,446    9,384,722   (5,110,158)     2,544,459     2,409,945     8,165,243  (28,196,862)   116,636,648
   9,728,623      343,901   126,365,450   123,820,991   178,634,572   170,469,329   412,470,437   295,833,789
------------ ------------ ------------- ------------- ------------- ------------- ------------- -------------
$ 16,075,069 $  9,728,623 $ 121,255,292 $ 126,365,450 $ 181,044,517 $ 178,634,572 $ 384,273,575 $ 412,470,437
============ ============ ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                        MIST THIRD AVENUE           MIST OPPENHEIMER        MIST LEGG MASON PARTNERS
                                         SMALL-CAP VALUE          CAPITAL APPRECIATION          AGGRESSIVE GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- --------------------------- ---------------------------
                                       2007          2006          2007          2006          2007          2006
                                       ----          ----          ----          ----          ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (2,365,462) $ (4,177,394) $ (5,919,663) $ (5,510,459) $ (1,880,795) $ (2,025,840)
 Net realized gains (losses)......    46,171,378    36,727,364    29,552,170     6,772,097    12,298,558     9,458,759
 Change in unrealized gains
   (losses) on investments........  (58,768,816)     4,554,354    18,087,115    19,412,128   (9,545,677)  (11,573,972)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations................  (14,962,900)    37,104,324    41,719,622    20,673,766       872,086   (4,141,053)
                                   ------------- ------------- ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    28,238,237    46,507,010    15,359,065    20,936,146     5,158,552     7,907,276
 Net transfers (including
   fixed account).................  (26,301,845)  (10,951,651)  (17,480,507)  (22,438,408)   (4,650,232)   (4,639,012)
 Contract charges.................   (1,239,790)   (1,229,362)   (1,196,654)   (1,190,587)     (412,688)     (442,240)
 Transfers for contract benefits
   and terminations...............  (38,149,421)  (27,367,308)  (41,412,366)  (30,435,521)  (13,668,575)   (9,607,627)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........  (37,452,819)     6,958,689  (44,730,462)  (33,128,370)  (13,572,943)   (6,781,603)
                                   ------------- ------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets..................  (52,415,719)    44,063,013   (3,010,840)  (12,454,604)  (12,700,857)  (10,922,656)
NET ASSETS:
 Beginning of period..............   368,917,121   324,854,108   357,893,449   370,348,053   116,887,678   127,810,334
                                   ------------- ------------- ------------- ------------- ------------- -------------
 End of period.................... $ 316,501,402 $ 368,917,121 $ 354,882,609 $ 357,893,449 $ 104,186,821 $ 116,887,678
                                   ============= ============= ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

        MIST PIMCO                                            MIST PIMCO              MIST T. ROWE PRICE
       TOTAL RETURN            MIST RCM TECHNOLOGY     INFLATION PROTECTED BOND         MID-CAP GROWTH
        SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------- --------------------------- ---------------------------
    2007          2006          2007         2006         2007          2006          2007             2006
    ----          ----          ----         ----         ----          ----          ----             ----
$   7,582,839 $   4,140,297 $  (924,396) $  (824,044) $   1,153,679 $   5,512,463 $ (3,913,251)    $ (3,638,388)
    1,865,721       927,244    5,238,101    1,316,641     (630,364)     5,638,794    29,910,027       15,799,051

   16,489,342     7,179,331    9,989,409    1,146,743    20,764,489  (14,594,674)     7,709,385      (2,691,809)
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------


   25,937,902    12,246,872   14,303,114    1,639,340    21,287,804   (3,443,417)    33,706,161        9,468,854
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------

   50,324,363    47,026,170    3,593,950    4,741,982    20,751,843    22,333,131    14,767,868       26,389,911

    8,186,069     2,054,806   16,177,923    (768,025)   (7,516,750)  (20,241,542)       348,445     (13,388,811)
  (1,270,612)   (1,184,844)    (200,345)    (175,376)     (825,450)     (881,213)     (856,284)        (784,935)

 (54,019,084)  (38,069,350)  (6,035,134)  (4,285,928)  (28,756,476)  (23,245,518)  (25,938,293)     (18,459,663)
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------


    3,220,736     9,826,782   13,536,394    (487,347)  (16,346,833)  (22,035,142)  (11,678,264)      (6,243,498)
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------

   29,158,638    22,073,654   27,839,508    1,151,993     4,940,971  (25,478,559)    22,027,897        3,225,356
  440,826,722   418,753,068   50,206,487   49,054,494   250,682,193   276,160,752   220,015,833      216,790,477
------------- ------------- ------------ ------------ ------------- ------------- -------------    -------------
$ 469,985,360 $ 440,826,722 $ 78,045,995 $ 50,206,487 $ 255,623,164 $ 250,682,193 $ 242,043,730    $ 220,015,833
============= ============= ============ ============ ============= ============= =============    =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                            MIST MFS             MIST NEUBERGER BERMAN           MIST TURNER
                                     RESEARCH INTERNATIONAL           REAL ESTATE              MID-CAP GROWTH
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                   --------------------------- -------------------------- -------------------------
                                       2007          2006          2007          2006         2007         2006
                                       ----          ----          ----          ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (1,384,020) $    (24,710) $   (925,011) $  (695,598) $  (916,886) $  (786,006)
 Net realized gains (losses)......    53,418,957    22,849,846    26,163,946    7,602,988    5,271,106    1,757,112
 Change in unrealized gains
   (losses) on investments........  (18,855,679)    30,592,548  (48,097,283)   23,071,116    6,353,919      385,274
                                   ------------- ------------- ------------- ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................    33,179,258    53,417,684  (22,858,348)   29,978,506   10,708,139    1,356,380
                                   ------------- ------------- ------------- ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    50,987,545    42,268,038    21,175,505   20,801,468    4,172,741    9,137,550
 Net transfers (including
   fixed account).................     8,788,864    10,197,716  (21,480,375)   20,335,194   10,905,125    3,688,977
 Contract charges.................   (1,009,685)     (800,756)     (441,641)    (341,542)    (207,551)    (165,139)
 Transfers for contract benefits
   and terminations...............  (34,281,775)  (22,167,484)  (12,322,862)  (6,411,309)  (6,050,984)  (3,559,246)
                                   ------------- ------------- ------------- ------------ ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    24,484,949    29,497,514  (13,069,373)   34,383,811    8,819,331    9,102,142
                                   ------------- ------------- ------------- ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    57,664,207    82,915,198  (35,927,721)   64,362,317   19,527,470   10,458,522
NET ASSETS:
 Beginning of period..............   287,904,765   204,989,567   136,595,815   72,233,498   49,712,120   39,253,598
                                   ------------- ------------- ------------- ------------ ------------ ------------
 End of period.................... $ 345,568,972 $ 287,904,765 $ 100,668,094 $136,595,815 $ 69,239,590 $ 49,712,120
                                   ============= ============= ============= ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    MIST GOLDMAN SACHS            MIST METLIFE                 MIST METLIFE                  MIST METLIFE
      MID-CAP VALUE            DEFENSIVE STRATEGY            MODERATE STRATEGY             BALANCED STRATEGY
       SUB-ACCOUNT                 SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT
-------------------------- --------------------------- ----------------------------- -----------------------------
    2007          2006         2007          2006           2007           2006           2007           2006
    ----          ----         ----          ----           ----           ----           ----           ----
$ (1,760,295) $(1,930,767) $   1,078,222 $ (5,545,682) $    3,519,276 $ (17,357,809) $  (1,240,824) $ (53,816,040)
   20,057,549    3,265,059    25,559,373     7,627,422     43,528,582     11,879,693    146,572,128     24,321,752

 (17,017,038)   13,997,891   (5,702,644)    22,998,623      9,710,951     93,530,272   (28,996,861)    357,213,321
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------


    1,280,216   15,332,183    20,934,951    25,080,363     56,758,809     88,052,156    116,334,443    327,719,033
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------

   16,314,472   23,305,265   116,678,354    66,952,838    355,826,125    256,447,936  1,172,544,439    885,874,982

    2,122,054    8,856,359   135,710,237    70,656,423     91,228,471     92,363,825    258,572,420    236,677,713
    (515,879)    (390,195)   (2,050,972)   (1,230,332)    (5,309,332)    (3,706,043)   (17,811,972)   (11,611,163)

 (14,733,985)  (7,593,762)  (69,979,695)  (32,632,044)  (124,395,950)   (71,549,147)  (374,125,107)  (194,621,957)
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------


    3,186,662   24,177,667   180,357,924   103,746,885    317,349,314    273,556,571  1,039,179,780    916,319,575
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------

    4,466,878   39,509,850   201,292,875   128,827,248    374,108,123    361,608,727  1,155,514,223  1,244,038,608
  135,606,841   96,096,991   399,117,450   270,290,202  1,227,960,101    866,351,374  3,917,704,428  2,673,665,820
------------- ------------ ------------- ------------- -------------- -------------- -------------- --------------
$ 140,073,719 $135,606,841 $ 600,410,325 $ 399,117,450 $1,602,068,224 $1,227,960,101 $5,073,218,651 $3,917,704,428
============= ============ ============= ============= ============== ============== ============== ==============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                    MIST METLIFE                 MIST METLIFE               MIST VAN KAMPEN
                                   GROWTH STRATEGY            AGGRESSIVE STRATEGY              COMSTOCK
                                     SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                            ----------------------------- --------------------------- ---------------------------
                                 2007           2006          2007          2006          2007          2006
                                 ----           ----          ----          ----          ----          ----
INCREASE (DECREASE) IN NET
  ASSETS:
FROM OPERATIONS:
 Net investment income
   (loss).................. $ (29,926,788) $ (52,146,385) $ (2,488,811) $ (9,548,328) $   (204,833) $   (533,507)
 Net realized gains
   (losses)................    168,111,583     18,043,367    56,147,163    10,891,568     2,603,944       486,896
 Change in unrealized gains
   (losses) on
   investments.............   (39,049,469)    404,325,541  (45,549,415)    62,614,142   (5,459,293)     4,864,537
                            -------------- -------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations.........     99,135,326    370,222,523     8,108,937    63,957,382   (3,060,182)     4,817,926
                            -------------- -------------- ------------- ------------- ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments
   received from contract
   owners..................  2,245,127,704  1,349,680,841    56,256,592   115,468,732    16,420,919    15,630,228
 Net transfers (including
   fixed account)..........    179,235,678    261,117,729  (34,875,419)     9,336,275     2,301,133    14,807,706
 Contract charges..........   (20,295,766)   (10,688,916)   (2,548,131)   (2,121,578)     (197,140)      (88,238)
 Transfers for contract
   benefits and
   terminations............  (335,301,976)  (151,068,704)  (56,394,234)  (41,223,880)   (4,820,685)   (1,604,023)
                            -------------- -------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from contract
   transactions............  2,068,765,640  1,449,040,950  (37,561,192)    81,459,549    13,704,227    28,745,673
                            -------------- -------------- ------------- ------------- ------------- -------------
 Net increase (decrease)
   in net assets...........  2,167,900,966  1,819,263,473  (29,452,255)   145,416,931    10,644,045    33,563,599
NET ASSETS:
 Beginning of period.......  4,136,759,495  2,317,496,022   636,476,170   491,059,239    50,349,650    16,786,051
                            -------------- -------------- ------------- ------------- ------------- -------------
 End of period............. $6,304,660,461 $4,136,759,495 $ 607,023,915 $ 636,476,170 $  60,993,695 $  50,349,650
                            ============== ============== ============= ============= ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

      MIST LEGG MASON             MIST MET/PUTNAM                MIST MFS               MIST LOOMIS SAYLES
       VALUE EQUITY            CAPITAL OPPORTUNITIES      EMERGING MARKETS EQUITY         GLOBAL MARKETS
        SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- --------------------------- ---------------------------
    2007          2006        2007 (A)        2006          2007        2006 (B)        2007        2006 (B)
    ----          ----        --------        ----          ----        --------        ----        --------


$   (825,219) $   (398,348) $     (1,928) $     (2,539) $   (439,794) $      32,054 $   (322,177) $      24,263

      349,121       630,970        57,652        10,175     1,483,800      (58,383)       699,708      (23,482)


  (4,218,334)     2,399,674       (9,944)         9,944     6,322,422       976,734     4,061,051       543,839
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


  (4,694,432)     2,632,296        45,780        17,580     7,366,428       950,405     4,438,582       544,620
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------


   24,730,317    27,151,107       295,424       337,154    10,010,256     1,859,077     5,973,340     2,094,978

    3,022,118     9,742,756     (704,250)        11,264    37,585,850     6,810,729    40,306,250     5,209,906
    (138,508)      (20,637)          (56)            --      (83,937)       (7,987)      (68,552)       (6,804)


  (5,184,945)     (752,979)       (2,383)         (513)   (2,228,009)     (187,565)   (2,962,307)      (55,791)
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------



   22,428,982    36,120,247     (411,265)       347,905    45,284,160     8,474,254    43,248,731     7,242,289
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------

   17,734,550    38,752,543     (365,485)       365,485    52,650,588     9,424,659    47,687,313     7,786,909
   40,088,253     1,335,710       365,485            --     9,424,659            --     7,786,909            --
------------- ------------- ------------- ------------- ------------- ------------- ------------- -------------
$  57,822,803 $  40,088,253 $          -- $     365,485 $  62,075,247 $   9,424,659 $  55,474,222 $   7,786,909
============= ============= ============= ============= ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                         MIST MET/AIM
                                     CAPITAL APPRECIATION        MIST JANUS FORTY           MIST MFS VALUE
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007       2006 (B)       2007       2006 (B)       2007       2006 (B)
                                       ----       --------       ----       --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (24,229) $    (8,787) $   (58,234) $   (12,260) $  (224,335) $     31,890
 Net realized gains (losses)......     (11,771)      129,886      290,551      (1,758)      232,584      252,135
 Change in unrealized gains
   (losses) on investments........      153,974     (89,243)      745,181       87,278      416,511      158,096
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      117,974       31,856      977,498       73,260      424,760      442,121
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    1,114,663      697,824    5,345,268      777,008   12,506,089    4,196,317
 Net transfers (including
   fixed account).................       90,690      433,224    1,181,536      562,649      976,448    1,494,047
 Contract charges.................      (1,628)           --      (4,708)        (143)     (13,216)        (504)
 Transfers for contract benefits
   and terminations...............    (121,519)     (29,057)    (194,912)      (2,365)    (656,730)     (40,727)
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    1,082,206    1,101,991    6,327,184    1,337,149   12,812,591    5,649,133
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,200,180    1,133,847    7,304,682    1,410,409   13,237,351    6,091,254
NET ASSETS:
 Beginning of period..............    1,133,847           --    1,410,409           --    6,091,254           --
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $  2,334,027 $  1,133,847 $  8,715,091 $  1,410,409 $ 19,328,605 $  6,091,254
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

       MIST DREMAN                                        MIST PIONEER                MIST PIONEER
     SMALL CAP VALUE          MIST PIONEER FUND           MID-CAP VALUE             STRATEGIC INCOME
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ------------------------- -------------------------   -------------------------
    2007       2006 (B)       2007       2006 (B)     2007 (A)       2006 (B)       2007       2006 (B)
    ----       --------       ----       --------     --------       --------       ----       --------
$  (152,699) $   (16,898) $   (61,130) $   (23,731) $    (6,271)   $   (24,842) $  (701,142) $  1,494,514
     111,787       14,858       41,030        1,627      730,753         35,009        6,106        4,153

   (482,953)      398,756       90,072      244,133    (223,664)        223,664    4,115,896    (633,361)
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   (523,865)      396,716       69,972      222,029      500,818        233,831    3,420,860      865,306
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   7,266,348    3,031,404    4,912,407    3,052,915    1,330,610      2,305,348   54,487,997   32,862,325

     461,445    1,888,210      513,788      731,725  (5,693,604)      1,568,200    6,487,557    4,493,036
    (16,511)        (414)      (5,706)        (235)      (4,396)          (511)     (11,004)         (45)

   (963,992)     (28,287)    (649,899)    (167,237)     (38,019)      (202,277)  (3,650,191)    (781,428)
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   6,747,290    4,890,913    4,770,590    3,617,168  (4,405,409)      3,670,760   57,314,359   36,573,888
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------

   6,223,425    5,287,629    4,840,562    3,839,197  (3,904,591)      3,904,591   60,735,219   37,439,194
   5,287,629           --    3,839,197           --    3,904,591             --   37,439,194           --
------------ ------------ ------------ ------------ ------------   ------------ ------------ ------------
$ 11,511,054 $  5,287,629 $  8,679,759 $  3,839,197 $         --   $  3,904,591 $ 98,174,413 $ 37,439,194
============ ============ ============ ============ ============   ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                        MIST BLACKROCK            MIST BLACKROCK       MIST RAINIER LARGE
                                        LARGE-CAP CORE              HIGH YIELD             CAP EQUITY
                                          SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                   ------------------------- ------------------------- ------------------
                                       2007       2006 (B)       2007       2006 (B)        2007 (C)
                                       ----       --------       ----       --------        --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (42,023) $   (14,614) $    334,483 $   (26,007)    $    (2,935)
 Net realized gains (losses)......      265,390          780      (5,218)        2,005           1,427
 Change in unrealized gains
   (losses) on investments........     (95,545)      127,174    (351,001)      162,300          80,318
                                   ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      127,822      113,340     (21,736)      138,298          78,810
                                   ------------ ------------ ------------ ------------    ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    2,331,465    1,247,987    5,403,583    2,305,612         520,514
 Net transfers (including
   fixed account).................      252,641      592,108    (269,073)      862,288       5,813,549
 Contract charges.................      (7,280)         (66)      (9,703)        (182)         (1,771)
 Transfers for contract benefits
   and terminations...............    (185,175)      (5,626)    (897,289)     (59,618)        (21,010)
                                   ------------ ------------ ------------ ------------    ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    2,391,651    1,834,403    4,227,518    3,108,100       6,311,282
                                   ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets..................    2,519,473    1,947,743    4,205,782    3,246,398       6,390,092
NET ASSETS:
 Beginning of period..............    1,947,743           --    3,246,398           --              --
                                   ------------ ------------ ------------ ------------    ------------
 End of period.................... $  4,467,216 $  1,947,743 $  7,452,180 $  3,246,398    $  6,390,092
                                   ============ ============ ============ ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


  AIM V.I. CORE EQUITY    AIM V.I. CAPITAL APPRECIATION AIM V.I. INTERNATIONAL GROWTH  AIM V.I. BASIC BALANCED
       SUB-ACCOUNT               SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
------------------------- ----------------------------- ----------------------------- -------------------------
    2007         2006         2007           2006           2007           2006           2007         2006
    ----         ----          ----           ----           ----           ----          ----         ----
$    (4,390) $    (4,933) $    (8,159)   $    (9,066)   $    (7,096)   $    (3,869)   $     11,306 $      4,326
      52,971        7,179       18,910        (6,233)        166,260         47,565         22,846        2,685

      22,869       91,646       46,579         45,746       (94,729)        162,553       (21,687)       79,162
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------


      71,450       93,892       57,330         30,447         64,435        206,249         12,465       86,173
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------

          --           --           --            220     11,183,339            724             --           --

    (31,665)    1,213,426     (45,892)       (12,684)        263,678            883       (89,126)     (24,561)
          --           --           --             --             --             --             --           --

   (357,025)    (130,960)    (210,349)       (94,076)      (457,237)      (147,488)      (226,938)    (109,335)
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------


   (388,690)    1,082,466    (256,241)      (106,540)     10,989,780      (145,881)      (316,064)    (133,896)
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------

   (317,240)    1,176,358    (198,911)       (76,093)     11,054,215         60,368      (303,599)     (47,723)
   1,176,358           --      632,398        708,491        899,842        839,474        977,412    1,025,135
------------ ------------  ------------   ------------   ------------   ------------  ------------ ------------
$    859,118 $  1,176,358 $    433,487   $    632,398   $ 11,954,057   $    899,842   $    673,813 $    977,412
============ ============  ============   ============   ============   ============  ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                    AIM V.I.
                                     GLOBAL
                                   REAL ESTATE        MFS RESEARCH           MFS INVESTORS TRUST
                                   SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------ ------------------------- -------------------------
                                    2007 (D)        2007         2006         2007         2006
                                    --------        ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $     80,202 $    (1,771) $    (2,619) $      (968) $    (1,482)
 Net realized gains (losses)......      205,271       13,554        1,650       16,385        1,646
 Change in unrealized gains
   (losses) on investments........    (363,478)       13,793       25,898      (1,764)       17,615
                                   ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................     (78,005)       25,576       24,929       13,653       17,779
                                   ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    1,584,128           --           --           --           --
 Net transfers (including
   fixed account).................        6,314     (37,362)     (33,509)     (18,567)           --
 Contract charges.................           --           --     (51,508)           --           --
 Transfers for contract benefits
   and terminations...............      (1,753)     (65,602)           --     (33,795)     (11,633)
                                   ------------ ------------ ------------ ------------ ------------
 Net increase (decrease) in
   net Assets resulting from
   contract transactions..........    1,588,689    (102,964)     (85,017)     (52,362)     (11,633)
                                   ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,510,684     (77,388)     (60,088)     (38,709)        6,146
NET ASSETS:
 Beginning of period..............           --      276,705      336,793      170,831      164,685
                                   ------------ ------------ ------------ ------------ ------------
 End of period.................... $  1,510,684 $    199,317 $    276,705 $    132,122 $    170,831
                                   ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


                              OPPENHEIMER MAIN
    MFS NEW DISCOVERY          STREET FUND/VA           OPPENHEIMER BOND      OPPENHEIMER STRATEGIC BOND SUB-
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                 ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------------
    2007         2006         2007         2006         2007         2006         2007            2006
    ----         ----         ----         ----         ----         ----          ----            ----
$    (2,260) $    (2,939) $      (836) $      (808) $     12,268 $     14,378 $      1,046    $      1,384
      28,928        6,942       15,776        1,182        (766)        (622)        1,332              66

    (23,022)       19,144      (4,165)       38,049      (3,427)      (1,473)        1,375           1,453
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------


       3,646       23,147       10,775       38,423        8,075       12,283        3,753           2,903
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------

          --           --           --           --           --           --           --              --

    (18,325)         (25)           --           --           --           --           --              --
          --           --           --           --           --           --           --              --

    (92,147)     (25,624)     (77,938)     (12,028)     (67,923)     (60,365)      (8,457)               1
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------


   (110,472)     (25,649)     (77,938)     (12,028)     (67,923)     (60,365)      (8,457)               1
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------

   (106,826)      (2,502)     (67,163)       26,395     (59,848)     (48,082)      (4,704)           2,904
     206,180      208,682      321,623      295,228      324,377      372,459       51,318          48,414
------------ ------------ ------------ ------------ ------------ ------------  ------------    ------------
$     99,354 $    206,180 $    254,460 $    321,623 $    264,529 $    324,377 $     46,614    $     51,318
============ ============ ============ ============ ============ ============  ============    ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP          OPPENHEIMER MONEY     FIDELITY VIP ASSET MANAGER
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------- ------------------------- ---------------------------
                                       2007         2006         2007         2006         2007          2006
                                       ----         ----         ----         ----         ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)...... $   (27,014) $    (2,489) $      6,496 $      6,073 $   6,672,314 $   2,034,828
 Net realized gains (losses)......       23,038       23,771           --           --     3,845,543   (1,181,456)
 Change in unrealized gains
   (losses) on investments........    (357,522)        3,332           --           --     7,775,552     7,246,543
                                   ------------ ------------ ------------ ------------ ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations................    (361,498)       24,614        6,496        6,073    18,293,409     8,099,915
                                   ------------ ------------ ------------ ------------ ------------- -------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........    8,250,497           --           --           --     5,515,702            --
 Net transfers (including
   fixed account).................      277,612           --     (22,681)      (4,329)   (5,230,911)       440,619
 Contract charges.................           --           --           --           --      (12,697)            --
 Transfers for contract benefits
   and terminations...............     (39,830)     (27,289)      (3,240)      (9,345)  (16,139,564)  (17,861,267)
                                   ------------ ------------ ------------ ------------ ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........    8,488,279     (27,289)     (25,921)     (13,674)  (15,867,470)  (17,420,648)
                                   ------------ ------------ ------------ ------------ ------------- -------------
 Net increase (decrease)
   in net assets..................    8,126,781      (2,675)     (19,425)      (7,601)     2,425,939   (9,320,733)
NET ASSETS:
 Beginning of period..............      187,405      190,080      187,777      195,378   140,644,002   149,964,735
                                   ------------ ------------ ------------ ------------ ------------- -------------
 End of period.................... $  8,314,186 $    187,405 $    168,352 $    187,777 $ 143,069,941 $ 140,644,002
                                   ============ ============ ============ ============ ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


    FIDELITY VIP GROWTH       FIDELITY VIP CONTRAFUND     FIDELITY VIP OVERSEAS   FIDELITY VIP EQUITY-INCOME
        SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- --------------------------- ------------------------- -------------------------
    2007          2006          2007          2006          2007         2006         2007          2006
    ----          ----          ----          ----          ----         ----         ----          ----
$ (1,164,218) $ (2,084,858) $ (1,478,162) $   (202,376) $    230,825 $   (40,101) $     36,348  $    363,303
    1,137,735   (3,545,302)   102,560,295    34,968,032    1,235,506      409,953    1,883,461     2,980,288

   50,354,170    17,161,078  (48,785,560)   (3,008,548)      203,682    1,335,588  (1,744,928)      (86,741)
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

   50,327,687    11,530,918    52,296,573    31,757,108    1,670,013    1,705,440      174,881     3,256,850
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

    9,741,030       145,629    26,914,007     3,586,557      204,541       46,730       42,317        49,041

 (11,295,438)     1,142,151   (4,821,333)    10,570,868    (242,634)       18,062    (248,525)     (337,108)
     (24,060)            --      (53,138)         (445)         (67)           --           --            --

 (24,377,267)  (28,983,611)  (35,357,279)  (23,563,894)  (1,563,464)  (1,818,178)  (4,084,425)   (5,753,608)
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

 (25,955,735)  (27,695,831)  (13,317,743)   (9,406,914)  (1,601,624)  (1,753,386)  (4,290,633)   (6,041,675)
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------

   24,371,952  (16,164,913)    38,978,830    22,350,194       68,389     (47,946)  (4,115,752)   (2,784,825)
  214,865,663   231,030,576   338,418,167   316,067,973   11,259,345   11,307,291   17,809,782    20,594,607
------------- ------------- ------------- ------------- ------------ ------------ ------------  ------------
$ 239,237,615 $ 214,865,663 $ 377,396,997 $ 338,418,167 $ 11,327,734 $ 11,259,345 $ 13,694,030  $ 17,809,782
============= ============= ============= ============= ============ ============ ============  ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     FIDELITY VIP INDEX 500    FIDELITY VIP MONEY MARKET   FIDELITY VIP MID-CAP
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                   --------------------------- ------------------------- -------------------------
                                       2007          2006          2007         2006         2007         2006
                                       ----          ----          ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   2,903,956 $     584,827 $  1,373,106 $  1,152,277 $  (286,975) $   (86,138)
 Net realized gains (losses)......     4,803,371     3,236,705           --           --    1,489,249        1,917
 Change in unrealized gains
   (losses) on investments........   (2,246,692)    14,008,767           --           --    1,421,180      651,462
                                   ------------- ------------- ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................     5,460,635    17,830,299    1,373,106    1,175,778    2,623,454      567,241
                                   ------------- ------------- ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Purchase payments received
   from contract owners...........         2,570            --    5,298,830       54,130   21,898,285   13,266,777
 Net transfers (including
   fixed account).................   (6,452,896)     (421,580)      416,063    5,613,103    3,229,460      504,093
 Contract charges.................      (25,541)            --      (3,482)           --      (5,301)           --
 Transfers for contract benefits
   and terminations...............  (11,968,753)  (21,236,475)  (4,509,159)  (2,708,725)  (1,395,375)    (192,318)
                                   ------------- ------------- ------------ ------------ ------------ ------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........  (18,444,620)  (21,658,055)    1,202,252    2,958,508   23,727,069   13,578,552
                                   ------------- ------------- ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................  (12,983,985)   (3,827,756)    2,575,358    4,110,785   26,350,523   14,145,793
NET ASSETS:
 Beginning of period..............   135,796,690   139,624,446   35,607,299   31,496,514   14,145,793           --
                                   ------------- ------------- ------------ ------------ ------------ ------------
 End of period.................... $ 122,812,705 $ 135,796,690 $ 38,182,657 $ 35,607,299 $ 40,496,316 $ 14,145,793
                                   ============= ============= ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the Period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    DWS INTERNATIONAL     MSF FI MID-CAP OPPORTUNITIES      MSF FI LARGE CAP        MSF FI VALUE LEADERS
       SUB-ACCOUNT               SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ---------------------------- -------------------------- -------------------------
    2007         2006         2007          2006           2007       2006 (B)        2007       2006 (B)
    ----         ----         ----           ----          ----       --------        ----       --------
$    391,713 $    155,765 $   (72,825)  $    (63,289)  $   (63,663) $    (17,266) $   (40,154) $   (24,722)
     732,180      148,747      162,396         93,317       224,533         1,885      275,415      (7,023)

   3,398,301    6,490,367      243,487        423,008     (129,030)       132,500    (250,698)      143,802
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   4,522,194    6,794,879      333,058        453,036        31,840       117,119     (15,437)      112,057
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   2,213,191           --      565,032          4,807     2,347,773     1,694,989    2,375,376    1,290,715

     394,829    2,365,834      904,548      1,225,846       692,021       490,335     (83,879)    1,434,064
     (2,802)           --        (199)             --       (7,541)         (486)      (6,613)        (598)

 (3,174,740)  (1,641,028)    (543,928)      (527,332)     (582,773)      (15,912)    (388,773)    (174,151)
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   (569,522)      724,806      925,453        703,321     2,449,480     2,168,926    1,896,111    2,550,030
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------

   3,952,672    7,519,685    1,258,511      1,156,357     2,481,320     2,286,045    1,880,674    2,662,087
  35,260,353   27,740,668    5,260,407      4,104,050     2,286,045            --    2,662,087           --
------------ ------------ ------------  -------------  ------------ ------------- ------------ ------------
$ 39,213,025 $ 35,260,353 $  6,518,918  $   5,260,407  $  4,767,365 $   2,286,045 $  4,542,761 $  2,662,087
============ ============ ============  =============  ============ ============= ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                    MSF RUSSELL 2000 INDEX   MSF FI INTERNATIONAL STOCK SUB-   MSF METLIFE STOCK INDEX
                                          SUB-ACCOUNT                 ACCOUNT                        SUB-ACCOUNT
                                   ------------------------- ------------------------------- ---------------------------
                                       2007         2006         2007            2006            2007          2006
                                       ----         ----          ----            ----           ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (37,175) $   (30,808) $   (42,899)    $   (13,218)    $ (2,087,640) $     776,642
 Net realized gains (losses)......      820,954      696,022      310,620          71,961       22,014,259    22,530,720
 Change in unrealized appreciation
   (depreciation) on investments..  (1,007,958)      418,666       48,677         202,153      (9,054,135)    14,814,465
                                   ------------ ------------  ------------    ------------   ------------- -------------
 Net increase (decrease)
   in net assets resulting
   from operations................    (224,179)    1,083,880      316,398         260,896       10,872,484    38,121,827
                                   ------------ ------------  ------------    ------------   ------------- -------------
CONTRACT TRANSACTIONS:
 Payments received from
   contract owners................      986,954        7,989    2,825,776       2,282,869       18,130,798    16,105,165
 Net transfers (including
   fixed account).................    (303,487)    2,478,910      437,743         231,350      (5,345,963)  (12,431,402)
 Contract charges.................        (311)           --        (798)              --        (804,890)     (806,280)
 Transfers for contract benefits
   & terminations.................    (671,040)  (2,466,445)    (389,969)       (225,249)     (35,956,121)  (29,586,478)
                                   ------------ ------------  ------------    ------------   ------------- -------------
 Net increase (decrease) in
   net assets resulting from
   contract transactions..........       12,116       20,454    2,872,752       2,288,970     (23,976,176)  (26,718,995)
                                   ------------ ------------  ------------    ------------   ------------- -------------
 Net increase (decrease)
   in net assets..................    (212,063)    1,104,334    3,189,150       2,549,866     (13,103,692)    11,402,832
NET ASSETS:
 Beginning of period..............    8,227,895    7,123,561    3,232,921         683,055      313,093,531   301,690,699
                                   ------------ ------------  ------------    ------------   ------------- -------------
 End of period.................... $  8,015,832 $  8,227,895 $  6,422,071    $  3,232,921    $ 299,989,839 $ 313,093,531
                                   ============ ============  ============    ============   ============= =============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

  MSF BLACKROCK LEGACY          MSF BLACKROCK             MSF BLACKROCK             MSF BLACKROCK
    LARGE-CAP GROWTH           STRATEGIC VALUE             BOND INCOME             LARGE-CAP VALUE
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006         2007         2006
    ----         ----         ----         ----         ----         ----         ----         ----
$    (9,569) $    (6,322) $  (144,805) $  (125,282) $    148,712 $     98,654 $   (14,386) $    (3,815)
      65,625       35,441    1,509,061    2,389,348        8,061     (25,956)      221,970      104,587

      70,108     (10,727)  (2,028,210)    (537,903)      908,389      221,483    (177,922)      146,034
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


     126,164       18,392    (663,954)    1,726,163    1,065,162      294,181       29,662      246,806
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

     101,671           --    1,866,113           --   17,154,514    5,238,410      285,688           --

     309,928      315,780    (506,986)    1,018,805    2,143,188    3,230,445    1,473,025    1,196,023
        (43)           --        (542)           --     (21,995)        (797)        (154)           --

    (29,773)    (238,705)  (1,075,463)    (722,814)  (2,092,128)    (214,649)    (299,540)    (136,254)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


     381,783       77,075      283,122      295,991   17,183,579    8,253,409    1,459,019    1,059,769
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

     507,947       95,467    (380,832)    2,022,154   18,248,741    8,547,590    1,488,681    1,306,575
     538,656      443,189   13,305,490   11,283,336   11,911,372    3,363,782    2,265,770      959,195
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$  1,046,603 $    538,656 $ 12,924,658 $ 13,305,490 $ 30,160,113 $ 11,911,372 $  3,754,451 $  2,265,770
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                      MSF LEHMAN BROTHERS       MSF HARRIS OAKMARK        MSF MORGAN STANLEY
                                     AGGREGATE BOND INDEX         LARGE-CAP VALUE             EAFE INDEX
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007         2006         2007         2006         2007         2006
                                       ----         ----         ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $    162,454 $    129,015 $   (37,985) $   (32,638) $     99,702 $     33,345
 Net realized gains (losses)......      (6,457)     (43,775)      390,087      211,588    1,449,110      186,350
 Change in unrealized appreciation
   (depreciation) on investments..      152,003       33,771    (692,362)      695,429    (207,275)    2,136,117
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      308,000      119,011    (340,260)      874,379    1,341,537    2,355,812
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........      668,220           --    1,013,362           --    2,472,875           --
 Net transfers (including
   fixed account).................    1,145,624      875,020       40,422      723,588    1,914,186    3,352,401
 Contract charges.................        (310)           --        (397)           --        (707)           --
 Transfers for contract
   benefits & terminations........    (485,663)    (356,252)    (765,299)    (724,252)  (1,454,812)      575,439
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....    1,327,871      518,768      288,088        (664)    2,931,542    3,927,840
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,635,871      637,779     (52,172)      873,715    4,273,079    6,283,652
NET ASSETS:
 Beginning of period..............    4,610,137    3,972,358    6,357,636    5,483,921   14,411,542    8,127,890
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $  6,246,008 $  4,610,137 $  6,305,464 $  6,357,636 $ 18,684,621 $ 14,411,542
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                 MSF METLIFE                                        MSF HARRIS OAKMARK
  MSF MFS TOTAL RETURN       MID-CAP STOCK INDEX      MSF DAVIS VENTURE VALUE          FOCUSED VALUE
       SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------- ------------------------- --------------------------- ---------------------------
    2007         2006         2007         2006         2007          2006          2007          2006
    ----         ----         ----         ----         ----          ----          ----          ----
$    110,001 $     63,480 $   (80,366) $   (15,661) $ (6,081,195) $ (5,462,426) $ (4,794,988) $ (6,027,278)
   1,449,865      254,665    1,113,940      845,332    22,595,716    14,837,619    64,495,483    53,077,068

   (955,552)    1,695,231    (259,259)     (33,851)       509,254    62,048,081  (89,503,608)   (8,192,739)
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------


     604,314    2,013,376      774,315      795,820    17,023,775    71,423,274  (29,803,113)    38,857,051
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------

  18,558,703   14,394,182    2,166,478           --    36,845,784    49,163,247    16,537,749    27,393,643

   4,902,925    5,280,199    1,135,415    3,271,964  (16,538,380)  (12,982,360)  (28,581,064)  (28,427,591)
    (13,282)        (371)        (641)           --   (2,197,714)   (2,083,064)   (1,248,800)   (1,320,188)

 (2,891,760)    (588,011)  (1,031,278)       24,952  (67,858,900)  (47,695,562)  (42,905,325)  (33,520,553)
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------


  20,556,586   19,085,999    2,269,974    3,296,916  (49,749,210)  (13,597,739)  (56,197,440)  (35,874,689)
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------

  21,160,900   21,099,375    3,044,289    4,092,736  (32,725,435)    57,825,535  (86,000,553)     2,982,362
  29,037,432    7,938,057   11,992,134    7,899,398   632,598,729   574,773,194   402,048,625   399,066,263
------------ ------------ ------------ ------------ ------------- ------------- ------------- -------------
$ 50,198,332 $ 29,037,432 $ 15,036,423 $ 11,992,134 $ 599,873,294 $ 632,598,729 $ 316,048,072 $ 402,048,625
============ ============ ============ ============ ============= ============= ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                                                                                MSF T. ROWE PRICE
                                       MSF JENNISON GROWTH      MSF BLACKROCK MONEY MARKET      SMALL-CAP GROWTH
                                           SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------- -------------------------
                                       2007          2006           2007          2006          2007         2006
                                       ----          ----           ----          ----          ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $ (2,659,080) $ (3,050,334) $    6,785,333 $   4,796,432 $   (16,671) $   (14,146)
 Net realized gains (losses)......    13,041,098     3,937,509             --            --       67,666       74,264
 Change in unrealized appreciation
   (depreciation) on investments..     6,006,766       282,830             --            --       41,398     (43,204)
                                   ------------- ------------- -------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................    16,388,784     1,170,005      6,785,333     4,796,432       92,393       16,914
                                   ------------- ------------- -------------- ------------- ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........     8,277,681    20,121,883     79,822,231    87,505,454       88,226       18,223
 Net transfers (including
   fixed account).................   (2,611,046)   (6,987,982)    159,285,695    46,670,865      107,142      438,151
 Contract charges.................     (657,263)     (650,374)      (784,175)     (563,703)         (46)           --
 Transfers for contract
   benefits & terminations........  (21,304,737)  (15,626,572)  (191,085,821)  (74,616,785)    (123,964)    (290,294)
                                   ------------- ------------- -------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (16,295,365)   (3,143,045)     47,237,930    58,995,831       71,358      166,080
                                   ------------- ------------- -------------- ------------- ------------ ------------
 Net increase (decrease)
   in net assets..................        93,419   (1,973,040)     54,023,263    63,792,263      163,751      182,994
NET ASSETS:
 Beginning of period .............   182,151,002   184,124,042    187,577,920   123,785,657    1,115,539      932,545
                                   ------------- ------------- -------------- ------------- ------------ ------------
 End of period ................... $ 182,244,421 $ 182,151,002 $  241,601,183 $ 187,577,920 $  1,279,290 $  1,115,539
                                   ============= ============= ============== ============= ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

MSF WESTERN ASSET MANAGEMENT      MSF OPPENHEIMER             MSF METLIFE               MSF METLIFE
     U.S. GOVERNMENT               GLOBAL EQUITY         AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION
       SUB-ACCOUNT                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------- ------------------------- ------------------------- -------------------------
    2007           2006          2007       2006 (B)       2007       2006 (B)       2007       2006 (B)
     ----          ----          ----       --------       ----       --------       ----       --------
$    224,217   $      2,750  $   (59,550) $   (17,646) $   (30,845) $   (10,494) $   (41,865) $   (16,483)
     361,346        (2,680)       153,158      (2,193)       41,290          433        9,864          400

     305,583        497,136        39,076      315,865     (55,561)       82,120      117,468       85,892
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------


     891,146        497,206       132,684      296,026     (45,116)       72,059       85,467       69,809
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------

  17,013,754     16,388,899     6,101,038    3,327,901    1,285,240      621,986      194,853      720,743

   8,882,987      1,676,206       420,568      143,091     (77,888)      643,257      372,838    1,303,300
    (71,101)       (30,329)       (1,005)           --      (4,448)        (250)     (12,657)           --

 (6,114,274)      (533,342)     (357,753)     (75,516)     (22,002)     (69,363)     (25,797)      (5,707)
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------


  19,711,366     17,501,434     6,162,848    3,395,476    1,180,902    1,195,630      529,237    2,018,336
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------

  20,602,512     17,998,640     6,295,532    3,691,502    1,135,786    1,267,689      614,704    2,088,145
  24,039,423      6,040,783     3,691,502           --    1,267,689           --    2,088,145           --
 ------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$ 44,641,935   $ 24,039,423  $  9,987,034 $  3,691,502 $  2,403,475 $  1,267,689 $  2,702,849 $  2,088,145
 ============  ============  ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                   MSF METLIFE CONSERVATIVE TO   MSF METLIFE MODERATE      MSF METLIFE MODERATE
                                      MODERATE ALLOCATION             ALLOCATION         TO AGGRESSIVE ALLOCATION
                                          SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                   --------------------------- ------------------------- -------------------------
                                       2007        2006 (B)        2007       2006 (B)       2007       2006 (B)
                                       ----        --------        ----       --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (68,745)  $   (22,648)  $  (487,840) $  (137,912) $  (696,111) $  (159,738)
 Net realized gains (losses)......       45,678         (332)       232,501          800      106,108       76,718
 Change in unrealized appreciation
   (depreciation) on investments..      130,975       190,255       582,917    1,089,188      572,440    1,393,842
                                   ------------  ------------  ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      107,908       167,275       327,578      952,076     (17,563)    1,310,822
                                   ------------  ------------  ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........    1,267,188     1,879,885    17,460,937    9,832,340   26,758,613   12,408,623
 Net transfers (including
   fixed account).................      168,409     1,026,913     4,567,428    7,587,102   13,288,496    8,988,667
 Contract charges.................     (19,318)            --     (105,905)      (5,427)    (151,059)      (3,923)
 Transfers for contract
   benefits & terminations........     (54,591)      (13,877)     (265,457)    (193,558)    (763,441)    (278,049)
                                   ------------  ------------  ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting from
   contract transactions..........    1,361,688     2,892,921    21,657,003   17,220,457   39,132,609   21,115,318
                                   ------------  ------------  ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................    1,469,596     3,060,196    21,984,581   18,172,533   39,115,046   22,426,140
NET ASSETS:
 Beginning of period..............    3,060,196            --    18,172,533           --   22,426,140           --
                                   ------------  ------------  ------------ ------------ ------------ ------------
 End of period.................... $  4,529,792  $  3,060,196  $ 40,157,114 $ 18,172,533 $ 61,541,186 $ 22,426,140
                                   ============  ============  ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

       VAN KAMPEN                VAN KAMPEN                VAN KAMPEN                VAN KAMPEN
  LIT STRATEGIC GROWTH         LIT ENTERPRISE         LIT GROWTH AND INCOME         LIT COMSTOCK
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006         2007       2006 (B)
    ----         ----         ----         ----         ----         ----         ----       --------
$  (116,330) $   (38,247) $    (1,712) $    (1,520) $  (196,769) $  (105,667) $  (259,426) $  (194,675)
      30,962     (22,738)        6,611        (341)    1,024,830       27,205      975,563       10,048

   1,037,575      174,791       11,304       10,578  (1,228,849)    1,632,690  (4,879,310)    2,572,822
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


     952,207      113,806       16,203        8,717    (400,788)    1,554,228  (4,163,173)    2,388,195
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   3,066,220    4,483,815           --           --   30,148,824   18,275,065   48,255,261   30,378,821

     683,909       50,379     (13,167)      (6,326)    1,186,546      573,912    3,137,892      981,792
     (2,622)           --           --           --      (4,619)           --      (8,782)           --

   (508,334)     (85,673)     (35,966)      (6,777)  (2,213,799)    (325,138)  (3,231,428)    (473,644)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   3,239,173    4,448,521     (49,133)     (13,103)   29,116,952   18,523,839   48,152,943   30,886,969
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

   4,191,380    4,562,327     (32,930)      (4,386)   28,716,164   20,078,067   43,989,770   33,275,164
   4,964,651      402,324      155,927      160,313   20,351,040      272,973   33,275,164           --
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$  9,156,031 $  4,964,651 $    122,997 $    155,927 $ 49,067,204 $ 20,351,040 $ 77,264,934 $ 33,275,164
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                           FEDERATED              FEDERATED HIGH           FEDERATED MID-CAP
                                         EQUITY INCOME              INCOME BOND             GROWTH STRATEGY
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007         2006         2007         2006         2007            2006
                                       ----         ----         ----         ----         ----            ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $      1,816 $        723 $      8,584 $      9,521 $    (2,361)    $    (2,688)
 Net realized gains (losses)......       15,960        1,094        (533)        (621)        1,990         (2,358)
 Change in unrealized appreciation
   (depreciation) on investments..     (14,812)       15,964      (5,482)        2,908       28,811          17,107
                                   ------------ ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from operations................        2,964       17,781        2,569       11,808       28,440          12,061
                                   ------------ ------------ ------------ ------------ ------------    ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........           --           --           --           --           --              --
 Net transfers (including
   fixed account).................           --           --           --           --      (3,759)              --
 Contract charges.................           --           --           --           --           --              --
 Transfers for contract
   benefits & terminations........     (68,733)      (7,103)      (8,437)     (11,757)     (74,270)        (11,420)
                                   ------------ ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....     (68,733)      (7,103)      (8,437)     (11,757)     (78,029)        (11,420)
                                   ------------ ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets..................     (65,769)       10,678      (5,868)           51     (49,589)             641
NET ASSETS:
 Beginning of period..............       96,942       86,264      132,703      132,652      189,442         188,801
                                   ------------ ------------ ------------ ------------ ------------    ------------
 End of period.................... $     31,173 $     96,942 $    126,835 $    132,703 $    139,853    $    189,442
                                   ============ ============ ============ ============ ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                               ALGER AMERICAN             T. ROWE PRICE                T. ROWE PRICE
    NEUBERGER GENESIS       SMALL CAPITALIZATION             GROWTH                    INTERNATIONAL
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                  SUB-ACCOUNT
------------------------- ------------------------- -------------------------    -------------------------
    2007         2006         2007         2006         2007            2006         2007         2006
    ----         ----         ----         ----         ----            ----         ----         ----
$      (110) $         25 $(1,062,450) $  (959,074) $   (30,954)    $   (27,089) $     10,041 $      4,011
       3,031        1,826      229,835  (1,425,960)      558,926         325,818      192,846       65,031
       (201)        (972)   12,066,768   14,338,986      401,349         963,408     (42,947)      140,679
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
       2,720          879   11,234,153   11,953,952      929,321       1,262,137      159,940      209,721
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
          --           --    3,592,591           --      392,116              --       50,756           --
          --      (1,658)  (2,859,249)    4,606,713    (491,379)          49,077     (50,069)      (2,298)
          --           --      (8,607)           --      (1,679)              --        (224)           --
     (1,865)          (7)  (7,003,107)  (9,524,246)    (747,825)     (1,104,475)    (129,527)     (72,700)
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
     (1,865)      (1,665)  (6,278,372)  (4,917,533)    (848,767)     (1,055,398)    (129,064)     (74,998)
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
         855        (786)    4,955,781    7,036,419       80,554         206,739       30,876      134,723
      13,167       13,953   74,178,889   67,142,470   10,405,667      10,198,928    1,334,230    1,199,507
------------ ------------ ------------ ------------ ------------    ------------ ------------ ------------
$     14,022 $     13,167 $ 79,134,670 $ 74,178,889 $ 10,486,221    $ 10,405,667 $  1,365,106 $  1,334,230
============ ============ ============ ============ ============    ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                         T. ROWE PRICE              JANUS ASPEN             AMERICAN FUNDS
                                         PRIME RESERVE           WORLDWIDE GROWTH      GLOBAL SMALL CAPITALIZATION
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- ---------------------------
                                       2007         2006         2007         2006         2007          2006
                                       ----         ----         ----         ----         ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $     67,794 $     54,207 $       (14) $         78 $    450,594  $  (143,857)
 Net realized gains (losses)......           --           --          259          150    3,464,752     1,526,253
 Change in unrealized appreciation
   (depreciation) on investments..           --           --          573        1,208     (92,073)     1,795,535
                                   ------------ ------------ ------------ ------------ ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from operations................       67,794       54,207          818        1,436    3,823,273     3,177,931
                                   ------------ ------------ ------------ ------------ ------------  ------------
CONTRACT TRANSACTIONS:
 Payments received from
   contract owners................        6,591           --           --           --    8,484,152            --
 Net transfers (including
   fixed account).................      598,123      434,900           --        (650)    5,276,068     7,090,852
 Contract charges.................        (239)           --           --           --      (1,087)            --
 Transfers for contract
   benefits & terminations........    (441,013)    (357,457)        (740)          (7)  (2,323,409)   (1,900,154)
                                   ------------ ------------ ------------ ------------ ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....      163,462       77,443        (740)        (657)   11,435,724     5,190,698
                                   ------------ ------------ ------------ ------------ ------------  ------------
 Net increase (decrease)
   in net assets..................      231,256      131,650           78          779   15,258,997     8,368,629
NET ASSETS:
 Beginning of period..............    1,519,155    1,387,505        9,854        9,075   19,777,453    11,408,824
                                   ------------ ------------ ------------ ------------ ------------  ------------
 End of period.................... $  1,750,411 $  1,519,155 $      9,932 $      9,854 $ 35,036,450  $ 19,777,453
                                   ============ ============ ============ ============ ============  ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                AMERICAN FUNDS            AMERICAN FUNDS       AMERICAN FUNDS
  AMERICAN FUNDS GROWTH          GROWTH-INCOME             GLOBAL GROWTH            BOND
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------- ------------------------- ------------------------- --------------
    2007          2006         2007         2006         2007         2006        2007 (D)
    ----          ----         ----         ----         ----         ----        --------
$ (1,081,107) $  (214,057) $    365,154 $    344,585 $  1,046,183 $  (130,902)  $    218,036
   12,136,447      802,462    4,125,017    1,317,496    2,396,791       21,730           799

    2,531,680    5,978,016  (3,416,856)    4,796,649    3,316,954    3,047,976     (187,750)
------------- ------------ ------------ ------------ ------------ ------------  ------------


   13,587,020    6,566,421    1,073,315    6,458,730    6,759,928    2,938,804        31,085
------------- ------------ ------------ ------------ ------------ ------------  ------------

  124,005,411   64,725,262   78,043,836   44,564,847   62,510,143   28,970,181     6,136,418

   10,465,902   12,242,141    9,306,823    6,067,279    6,440,655    2,490,400       493,134
    (130,513)      (4,507)     (85,085)      (2,067)     (67,412)      (2,267)            --

 (13,668,271)  (2,766,354)  (8,458,885)  (1,308,070)  (5,336,101)    (329,909)      (20,696)
------------- ------------ ------------ ------------ ------------ ------------  ------------


  120,672,529   74,196,542   78,806,689   49,321,989   63,547,285   31,128,405     6,608,856
------------- ------------ ------------ ------------ ------------ ------------  ------------

  134,259,549   80,762,963   79,880,004   55,780,719   70,307,213   34,067,209     6,639,941
  111,503,370   30,740,407   76,344,065   20,563,346   34,540,668      473,459            --
------------- ------------ ------------ ------------ ------------ ------------  ------------
$ 245,762,919 $111,503,370 $156,224,069 $ 76,344,065 $104,847,881 $ 34,540,668  $  6,639,941
============= ============ ============ ============ ============ ============  ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                       ALLIANCEBERNSTEIN     FTVIPT FRANKLIN TEMPLETON      FTVIPT FRANKLIN
                                       LARGE CAP GROWTH         DEVELOPING MARKETS     MUTUAL SHARES SECURITIES
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                       2007       2006 (B)       2007         2006         2007         2006
                                       ----       --------       ----         ----         ----         ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (14,661) $    (4,173) $     54,342 $   (29,355) $  (128,578) $   (66,066)
 Net realized gains (losses)......       38,484      (6,276)    1,645,982       18,839    1,812,038      361,130
 Change in unrealized appreciation
   (depreciation) on investments..       80,891       37,951    2,389,109    1,431,847  (2,198,007)    1,852,158
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      104,714       27,502    4,089,433    1,421,331    (514,547)    2,147,222
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........      343,379      700,339   12,540,086    8,751,030   41,583,406   27,901,375
 Net transfers (including
   fixed account).................       46,053     (53,927)      660,715      873,396    3,725,554    (402,278)
 Contract charges.................        (223)           --     (42,254)        (734)      (6,385)           --
 Transfers for contract
   benefits & terminations........     (78,344)      (8,257)  (2,387,630)     (96,543)  (2,926,018)    (333,114)
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....      310,865      638,155   10,770,917    9,527,149   42,376,557   27,165,983
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................      415,579      665,657   14,860,350   10,948,480   41,862,010   29,313,205
NET ASSETS:
 Beginning of period..............      665,657           --   11,178,712      230,232   29,530,718      217,513
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $  1,081,236 $    665,657 $ 26,039,062 $ 11,178,712 $ 71,392,728 $ 29,530,718
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and value.

  The accompanying notes are an integral part of these financial statements.

                                                                                                 FTVIPT FRANKLIN
FTVIPT FRANKLIN TEMPLETON FOREIGN FTVIPT FRANKLIN TEMPLETON GROWTH      FTVIPT FRANKLIN         TEMPLETON GLOBAL
       SECURITIES                        SECURITIES                    INCOME SECURITIES        INCOME SECURITIES
       SUB-ACCOUNT                       SUB-ACCOUNT                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------- -------------------------------- -------------------------    -----------------
    2007             2006             2007           2006 (B)          2007         2006            2007 (D)
      ----             ----             ----          --------         ----         ----            --------
$      2,587     $   (53,048)     $   (89,613)     $   (30,431)    $    911,949 $     80,144      $   (11,671)
   1,945,321           95,415        1,219,928          152,923         500,496       40,354               248

   2,747,346        2,343,303      (1,451,628)        1,109,922     (1,585,931)    1,577,766            76,020
  ------------     ------------     ------------    ------------   ------------ ------------      ------------


   4,695,254        2,385,670        (321,313)        1,232,414       (173,486)    1,698,264            64,597
  ------------     ------------     ------------    ------------   ------------ ------------      ------------

  31,277,528       19,919,072       23,561,019       13,678,501      54,696,663   24,737,270         3,828,978

     892,948        1,316,677        1,221,316          417,495       7,988,180    2,534,449           198,065
    (80,942)          (2,601)          (4,615)               --        (20,633)        (400)                --

 (4,423,865)        (294,760)      (1,543,001)        (145,451)     (2,792,326)    (299,688)          (10,769)
  ------------     ------------     ------------    ------------   ------------ ------------      ------------


  27,665,669       20,938,388       23,234,719       13,950,545      59,871,884   26,971,631         4,016,274
  ------------     ------------     ------------    ------------   ------------ ------------      ------------

  32,360,923       23,324,058       22,913,406       15,182,959      59,698,398   28,669,895         4,080,871
  24,137,809          813,751       15,182,959               --      28,820,820      150,925                --
  ------------     ------------     ------------    ------------   ------------ ------------      ------------
$ 56,498,732     $ 24,137,809     $ 38,096,365     $ 15,182,959    $ 88,519,218 $ 28,820,820      $  4,080,871
  ============     ============     ============    ============   ============ ============      ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                     FTVIPT FRANKLIN
                                   TEMPLETON SMALL CAP      VAN KAMPEN UIF             VAN KAMPEN UIF
                                    VALUE SECURITIES       EQUITY AND INCOME          U.S. REAL ESTATE
                                       SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------- ------------------------- --------------------------
                                        2007 (D)           2007       2006 (B)       2007        2006 (B)
                                        --------           ----       --------       ----        --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss).....    $    (7,256)     $    538,434 $  (145,305) $     297,458 $   (65,432)
 Net realized gains (losses)......         (2,830)        2,896,435      526,920     3,779,804      490,300
 Change in unrealized appreciation
   (depreciation) on investments..       (107,802)      (3,278,237)    3,570,817  (16,191,487)    2,753,527
                                      ------------     ------------ ------------ ------------- ------------
 Net increase (decrease)
   in net assets resulting
   from operations................       (117,888)          156,632    3,952,432  (12,114,225)    3,178,395
                                      ------------     ------------ ------------ ------------- ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........       2,233,558       98,691,170   62,805,483    40,976,775   24,398,559
 Net transfers (including
   fixed account).................          98,702        6,568,747    2,490,336   (1,236,489)      516,437
 Contract charges.................              --         (15,080)           --       (7,560)           --
 Transfers for contract
   benefits & terminations........         (5,885)      (7,673,247)    (871,675)   (2,516,185)    (287,182)
                                      ------------     ------------ ------------ ------------- ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....       2,326,375       97,571,590   64,424,144    37,216,541   24,627,814
                                      ------------     ------------ ------------ ------------- ------------
 Net increase (decrease)
   in net assets..................       2,208,487       97,728,222   68,376,576    25,102,316   27,806,209
NET ASSETS:
 Beginning of period..............              --       68,376,576           --    27,806,209           --
                                      ------------     ------------ ------------ ------------- ------------
 End of period....................    $  2,208,487     $166,104,798 $ 68,376,576 $  52,908,525 $ 27,806,209
                                      ============     ============ ============ ============= ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.


  VAN KAMPEN UIF
U.S. MID CAP VALUE PIONEER VCT MID-CAP VALUE  LMPVET SMALL CAP GROWTH      LMPVET INVESTORS
   SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------ ------------------------- ------------------------- -------------------------
     2007 (D)          2007       2006 (B)       2007         2006         2007         2006
     --------          ----       --------       ----         ----         ----         ----
   $    (6,389)    $  (188,314) $   (53,183) $  (120,139) $   (36,294) $   (11,812) $     10,966
        (1,188)       1,586,469      743,218      718,029      210,763      216,616       56,270

       (47,921)     (1,953,012)    (121,869)    (170,870)       50,621    (220,243)      104,591
   ------------    ------------ ------------ ------------ ------------ ------------ ------------


       (55,498)       (554,857)      568,166      427,020      225,090     (15,439)      171,827
   ------------    ------------ ------------ ------------ ------------ ------------ ------------

      2,680,461      17,737,711    7,594,099    5,972,017    3,790,841    1,316,991    1,941,999

        212,273       2,118,162      147,985      657,704      280,041    1,683,578     (78,230)
             --         (3,033)           --      (9,424)        (512)      (8,601)        (432)

        (3,567)       (788,256)     (91,193)    (425,523)    (199,957)    (404,812)      (3,310)
   ------------    ------------ ------------ ------------ ------------ ------------ ------------


      2,889,167      19,064,584    7,650,891    6,194,774    3,870,413    2,587,156    1,860,027
   ------------    ------------ ------------ ------------ ------------ ------------ ------------

      2,833,669      18,509,727    8,219,057    6,621,794    4,095,503    2,571,717    2,031,854
             --       8,219,057           --    4,282,564      187,061    2,127,448       95,594
   ------------    ------------ ------------ ------------ ------------ ------------ ------------
   $  2,833,669    $ 26,728,784 $  8,219,057 $ 10,904,358 $  4,282,564 $  4,699,165 $  2,127,448
   ============    ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006



                                    LMPV CAPITAL AND INCOME      LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE
                                          SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                   -------------------------- ------------------------- -------------------------
                                     2007 (A)      2006 (B)       2007         2006         2007            2006
                                     --------      --------       ----         ----         ----            ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $      67,778 $    403,346 $  (438,400) $    185,382 $   (56,951)    $    391,974
 Net realized gains (losses)......     3,581,347      214,912    3,406,118      544,370    4,041,837       1,571,389
 Change in unrealized appreciation
   (depreciation) on investments..   (1,315,359)    1,315,359  (2,264,449)    2,118,774  (5,252,831)       1,339,918
                                   ------------- ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from operations................     2,333,766    1,933,617      703,269    2,848,526  (1,267,945)       3,303,281
                                   ------------- ------------ ------------ ------------ ------------    ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........    12,057,321   33,268,187   28,958,701   38,549,837   43,728,640      38,965,438
 Net transfers (including
   fixed account).................  (50,008,676)    1,226,566      124,568       12,703    2,751,442       1,648,961
 Contract charges.................         (828)                  (10,688)        (100)     (16,660)           (205)
 Transfers for contract
   benefits & terminations........     (440,774)    (369,179)  (4,690,330)    (398,978)  (4,151,502)       (532,519)
                                   ------------- ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (38,392,957)   34,125,574   24,382,251   38,163,462   42,311,920      40,081,675
                                   ------------- ------------ ------------ ------------ ------------    ------------
 Net increase (decrease)
   in net assets..................  (36,059,191)   36,059,191   25,085,520   41,011,988   41,043,975      43,384,956
NET ASSETS:
 Beginning of period..............    36,059,191           --   41,031,761       19,773   43,419,332          34,376
                                   ------------- ------------ ------------ ------------ ------------    ------------
 End of period.................... $          -- $ 36,059,191 $ 66,117,281 $ 41,031,761 $ 84,463,307    $ 43,419,332
                                   ============= ============ ============ ============ ============    ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

                                   LMPVET                    LMPVET                     LMPV
   LMPVET APPRECIATION        AGGRESSIVE GROWTH         LARGE CAP GROWTH           LARGE CAP VALUE
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------- ------------------------- ------------------------- -------------------------
    2007         2006         2007         2006         2007         2006       2007 (A)     2006 (B)
    ----         ----         ----         ----         ----         ----       --------     --------
$  (170,291) $    161,617 $(1,764,476) $  (511,406) $  (145,514) $   (43,938) $    (1,202) $      6,561
   6,764,065    1,041,811      778,104       66,693      135,272      (5,397)      148,950       24,811

 (2,893,138)    1,524,593    (263,742)    3,609,913      250,277      427,524     (68,118)       68,118
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


   3,700,636    2,728,021  (1,250,114)    3,165,200      240,035      378,189       79,630       99,490
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

  38,382,840   34,554,298   56,918,833   67,434,415    4,327,458    4,824,045      454,694      939,173

   7,759,071    1,439,912    5,338,346    4,238,724      610,270      617,642  (1,673,614)      142,275
    (24,224)        (145)     (61,018)      (1,100)     (17,705)        (829)         (19)           --

 (4,532,695)    (557,259)  (6,928,890)  (1,094,921)  (1,184,051)     (75,136)     (27,026)     (14,603)
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------


  41,584,992   35,436,806   55,267,271   70,577,118    3,735,972    5,365,722  (1,245,965)    1,066,845
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------

  45,285,628   38,164,827   54,017,157   73,742,318    3,976,007    5,743,911  (1,166,335)    1,166,335
  38,211,834       47,007   73,942,504      200,186    5,945,005      201,094    1,166,335           --
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
$ 83,497,462 $ 38,211,834 $127,959,661 $ 73,942,504 $  9,921,012 $  5,945,005 $         -- $  1,166,335
============ ============ ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                            LMPVET                    LMPVET           LMPVET MULTIPLE DISCIPLINE
                                       SOCIAL AWARENESS         CAPITAL AND INCOME     SUB-ACCOUNT-LARGE CAP GROWTH
                                          SUB-ACCOUNT             SUB-ACCOUNT (^)              AND VALUE
                                   ------------------------- ------------------------- ----------------------------
                                       2007       2006 (B)       2007         2006       2007 (E)         2006
                                       ----       --------       ----         ----        --------        ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $        798 $         79 $    158,572 $     12,380 $   (16,031)   $      (376)
 Net realized gains (losses)......       97,920      (1,489)    9,551,295       96,700       94,561         32,651
 Change in unrealized appreciation
   (depreciation) on investments..     (63,896)       15,049  (9,641,183)       73,004     (64,765)         65,715
                                   ------------ ------------ ------------ ------------  ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from operations................       34,822       13,639       68,684      182,084       13,765         97,990
                                   ------------ ------------ ------------ ------------  ------------  ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........      212,162      273,825    7,614,688    1,978,465    1,144,281        977,351
 Net transfers (including
   fixed account).................       51,439      (4,841)   52,225,304       78,049  (2,304,376)        133,057
 Contract charges.................         (65)           --     (10,082)        (173)      (2,312)          (157)
 Transfers for contract
   benefits & terminations........     (13,902)      (1,114)  (2,193,424)     (21,076)     (80,243)       (10,287)
                                   ------------ ------------ ------------ ------------  ------------  ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....      249,634      267,870   57,636,486    2,035,265  (1,242,650)      1,099,964
                                   ------------ ------------ ------------ ------------  ------------  ------------
 Net increase (decrease)
   in net assets..................      284,456      281,509   57,705,170    2,217,349  (1,228,885)      1,197,954
NET ASSETS:
 Beginning of period..............      281,509           --    2,252,417       35,068    1,228,885         30,931
                                   ------------ ------------ ------------ ------------  ------------  ------------
 End of period.................... $    565,965 $    281,509 $ 59,957,587 $  2,252,417 $         --   $  1,228,885
                                   ============ ============ ============ ============  ============  ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

          LMPVET                    LMPVET            LMPV PREMIER SELECTIONS           LMPVET
         CAPITAL                 GLOBAL EQUITY            ALL CAP GROWTH           DIVIDEND STRATEGY
       SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ------------------------- ------------------------- -------------------------
    2007         2006          2007         2006       2007 (A)     2006 (B)       2007         2006
    ----         ----          ----         ----       --------     --------       ----         ----
$   (93,519) $    (29,545) $   (77,834) $      4,653 $    (1,287) $    (1,127) $     68,634 $     44,089
     556,043       289,750      470,179      142,762       23,066        6,785       31,060        6,939

   (598,669)       133,286    (171,007)      317,859      (1,057)        1,057       47,810      133,672
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   (136,145)       393,491      221,338      465,274       20,722        6,715      147,504      184,700
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   5,276,317     5,058,801    1,518,943    2,903,203      147,868      205,714    4,756,217    2,733,736

     140,677     (804,831)    1,056,116    1,729,609    (376,920)          801      612,655      133,815
    (16,135)         (618)     (16,770)        (837)          (3)           --      (5,197)        (127)

 (1,011,067)      (79,252)    (263,668)     (66,937)      (2,885)      (2,012)    (299,906)     (51,864)
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   4,389,792     4,174,100    2,294,621    4,565,038    (231,940)      204,503    5,063,769    2,815,560
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------

   4,253,647     4,567,591    2,515,959    5,030,312    (211,218)      211,218    5,211,273    3,000,260
   4,710,142       142,551    5,189,364      159,052      211,218           --    3,032,256       31,996
------------ ------------- ------------ ------------ ------------ ------------ ------------ ------------
$  8,963,789 $   4,710,142 $  7,705,323 $  5,189,364 $         -- $    211,218 $  8,243,529 $  3,032,256
============ ============= ============ ============ ============ ============ ============ ============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                             LMPV                LMPVET LIFESTYLE          LMPVET LIFESTYLE
                                       GROWTH AND INCOME          ALLOCATION 50%            ALLOCATION 70%
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------- ------------------------- -------------------------
                                     2007 (A)     2006 (B)       2007       2006 (B)       2007       2006 (B)
                                     --------     --------       ----       --------       ----       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss)..... $   (17,015) $      6,842 $    231,911 $     59,980 $     65,129 $      4,185
 Net realized gains (losses)......      468,375        (664)      133,323        (350)       49,152        7,035
 Change in unrealized appreciation
   (depreciation) on investments..    (231,080)      231,080    (374,438)       53,480    (194,902)       11,186
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from operations................      220,280      237,258      (9,204)      113,110     (80,621)       22,406
                                   ------------ ------------ ------------ ------------ ------------ ------------
CONTRACT TRANSACTIONS:
 Payments received
   from contract owners...........    1,086,373    3,473,328    6,331,338    2,997,536    2,776,682      408,682
 Net transfers (including
   fixed account).................  (4,816,766)     (48,720)      587,867    (264,986)      711,199     (89,753)
 Contract charges.................         (68)           --        (432)           --        (274)           --
 Transfers for contract
   benefits & terminations........     (97,839)     (53,846)    (295,310)     (50,664)     (74,936)      (4,435)
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets resulting
   from contract transactions.....  (3,828,300)    3,370,762    6,623,463    2,681,886    3,412,671      314,494
                                   ------------ ------------ ------------ ------------ ------------ ------------
 Net increase (decrease)
   in net assets..................  (3,608,020)    3,608,020    6,614,259    2,794,996    3,332,050      336,900
NET ASSETS:
 Beginning of period..............    3,608,020           --    2,794,996           --      336,900           --
                                   ------------ ------------ ------------ ------------ ------------ ------------
 End of period.................... $         -- $  3,608,020 $  9,409,255 $  2,794,996 $  3,668,950 $    336,900
                                   ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period May 1, 2006 to December 31, 2006.
(c)For the period November 12, 2007 to December 31, 2007.
(d)For the period June 1, 2007 to December 31, 2007.
(e)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

  The accompanying notes are an integral part of these financial statements.

    LMPVET LIFESTYLE               LMPVIT                    LMPVIT                     LMPVIT
     ALLOCATION 85%        ADJUSTABLE RATE INCOME    GLOBAL HIGH YIELD BOND          MONEY MARKET
       SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------- ------------------------- ------------------------- ---------------------------
    2007       2006 (B)       2007         2006         2007         2006         2007          2006
    ----       --------       ----         ----         ----         ----         ----          ----
$    196,021 $      1,210 $    105,856 $     87,016 $  2,498,979 $    866,678 $   1,033,839 $     266,697
     104,353          543      (3,665)        2,484      192,209       98,978            --            --

   (650,821)       14,996    (117,934)     (66,284)  (3,622,401)    (242,508)            --            --
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------


   (350,447)       16,749     (15,743)       23,216    (931,213)      723,148     1,033,839       266,697
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------

  15,233,223      332,475    1,024,273    2,215,482   24,720,376   15,720,988    56,919,433    34,264,007

   1,501,702        2,123      188,818        6,815    1,958,236      726,314  (24,059,265)  (11,258,204)
       (253)           --      (1,053)         (53)     (13,699)        (141)      (27,274)         (329)

   (123,496)     (30,349)    (237,909)     (28,450)  (1,989,860)    (227,181)   (9,895,971)   (2,785,622)
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------


  16,611,176      304,249      974,129    2,193,794   24,675,053   16,219,980    22,936,923    20,219,852
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------

  16,260,729      320,998      958,386    2,217,010   23,743,840   16,943,128    23,970,762    20,486,549
     320,998           --    2,220,514        3,504   16,994,644       51,516    20,676,751       190,202
------------ ------------ ------------ ------------ ------------ ------------ ------------- -------------
$ 16,581,727 $    320,998 $  3,178,900 $  2,220,514 $ 40,738,484 $ 16,994,644 $  44,647,513 $  20,676,751
============ ============ ============ ============ ============ ============ ============= =============

  The accompanying notes are an integral part of these financial statements.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife Investors USA Separate Account A (the "Separate Account"), a separate account of MetLife Investors USA Insurance Company (the "Company"), was established by the Company's Board of Directors on May 29, 1980 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of MetLife Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

Met Investors Series Trust ("MIST")
AIM Variable Insurance Funds ("AIM V.I.")
MFS Variable Insurance Trust ("MFS")
Oppenheimer Variable Account Funds ("Oppenheimer")
Fidelity Variable Insurance Products ("Fidelity VIP")
DWS Variable Series II ("DWS")
Metropolitan Series Fund, Inc. ("MSF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Federated Insurance Series ("Federated")
Neuberger Berman Mutual Funds ("Neuberger")
Alger Variable Insurance Funds ("Alger")
T. Rowe Price Funds ("T. Rowe Price")
Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series ("American Funds")
AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein") Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
The Universal Institutional Funds, Inc. ("Van Kampen UIF")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2007:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Van Kampen Mid-Cap Growth Sub-Account
MIST Lord Abbett Mid-Cap Value Sub-Account
MIST Lazard Mid-Cap Sub-Account
MIST Met/AIM Small-Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account**
MIST Third Avenue Small-Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation Sub-Account**

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST Legg Mason Partners Aggressive Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account**
MIST PIMCO Inflation Protected Bond Sub-Account
MIST T. Rowe Price Mid-Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Neuberger Berman Real Estate Sub-Account
MIST Turner Mid-Cap Growth Sub-Account
MIST Goldman Sachs Mid-Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST Janus Forty Sub-Account
MIST MFS Value Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST BlackRock Large-Cap Core Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Rainier Large Cap Equity Sub-Account
AIM V.I. Core Equity Sub-Account
AIM V.I. Capital Appreciation Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Basic Balanced Sub-Account
AIM V.I. Global Real Estate Sub-Account
MFS Research Sub-Account
MFS Investors Trust Sub-Account
MFS New Discovery Sub-Account
Oppenheimer Main Street Fund/VA Sub-Account
Oppenheimer Bond Sub-Account
Oppenheimer Strategic Bond Sub-Account
Oppenheimer Main Street Small-Cap Sub-Account
Oppenheimer Money Sub-Account
Fidelity VIP Asset Manager Sub-Account
Fidelity VIP Growth Sub-Account
Fidelity VIP Contrafund Sub-Account**
Fidelity VIP Overseas Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Index 500 Sub-Account
Fidelity VIP Money Market Sub-Account
Fidelity VIP Mid-Cap Sub-Account

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

DWS International Sub-Account
MSF FI Mid-Cap Opportunities Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF Russell 2000 Index Sub-Account**
MSF FI International Stock Sub-Account
MSF MetLife Stock Index Sub-Account**
MSF BlackRock Legacy Large-Cap Growth Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF BlackRock Bond Income Sub-Account**
MSF BlackRock Large-Cap Value Sub-Account
MSF Lehman Brothers Aggregate Bond Index Sub-Account
MSF Harris Oakmark Large-Cap Value Sub-Account
MSF Morgan Stanley EAFE Index Sub-Account
MSF MFS Total Return Sub-Account**
MSF MetLife Mid-Cap Stock Index Sub-Account
MSF Davis Venture Value Sub-Account**
MSF Harris Oakmark Focused Value Sub-Account**
MSF Jennison Growth Sub-Account
MSF BlackRock Money Market Sub-Account**
MSF T. Rowe Price Small-Cap Growth Sub-Account
MSF Western Asset Management U.S. Government Sub-Account**
MSF Oppenheimer Global Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation Sub-Account
Van Kampen LIT Strategic Growth Sub-Account
Van Kampen LIT Enterprise Sub-Account
Van Kampen LIT Growth and Income Sub-Account
Van Kampen LIT Comstock Sub-Account
Federated Equity Income Sub-Account
Federated High Income Bond Sub-Account
Federated Mid-Cap Growth Strategy Sub-Account
Neuberger Genesis Sub-Account**
Alger American Small Capitalization Sub-Account
T. Rowe Price Growth Sub-Account
T. Rowe Price International Sub-Account
T. Rowe Price Prime Reserve Sub-Account
Janus Aspen Worldwide Growth Sub-Account
American Funds Global Small Capitalization Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Global Growth Sub-Account
American Funds Bond Sub-Account
AllianceBernstein Large Cap Growth Sub-Account
FTVIPT Templeton Developing Markets Sub-Account

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Income Securities Sub-Account
FTVIPT Templeton Global Income Securities Sub-Account
FTVIPT Templeton Small Cap Value Securities Sub-Account
Van Kampen UIF Equity and Income Sub-Account
Van Kampen UIF U.S. Real Estate Sub-Account
Van Kampen UIF U.S. Mid Cap Value Sub-Account
Pioneer VCT Mid-Cap Value Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Money Market Sub-Account

**This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.

The following Sub-Accounts ceased operations during the year ended December 31, 2007:

MIST Met/Putnam Capital Opportunities Sub-Account
MIST Pioneer Mid-Cap Value Sub-Account
Putnam VT Small Cap Value Sub-Account
LMPV Capital and Income Sub-Account
LMPV Large Cap Value Sub-Account
LMPV Multiple Discipline Sub-Account-Large Cap Growth and Value
LMPV Premier Selections All Cap Growth Sub-Account
LMPV Growth and Income Sub-Account

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)


The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2007:

 NAME CHANGES:

 Old Name                               New Name
 --------                               --------
 Legg Mason Partners Variable           Legg Mason Partners Variable
   Lifestyle Balanced Portfolio           Lifestyle Allocation 50%
 Legg Mason Partners Variable           Legg Mason Partners Variable
   Lifestyle Growth Portfolio             Lifestyle Allocation 70%
 Legg Mason Partners Variable           Legg Mason Partners Variable
   Lifestyle High Growth Portfolio        Lifestyle Allocation 85%
 Legg Mason Partners Variable Social    Legg Mason Partners Variable Social
   Awareness Stock Portfolio              Awareness Portfolio
 Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
   Discipline Portfolio--Balanced All     and Income Portfolio
   Cap Growth and Value
 Janus Capital Appreciation Portfolio   Janus Forty Portfolio
 RCM Global Technology Portfolio        RCM Technology Portfolio
 Legg Mason Aggressive Growth Portfolio Legg Mason Partners Aggressive Growth
                                          Portfolio
 Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Capital
   Discipline Portfolio--All Cap          Portfolio
   Growth and Value
 Legg Mason Partners Variable Multiple  Legg Mason Partners Variable Global
   Discipline Portfolio--Global All       Equity Portfolio
   Cap Growth and Value

MERGERS:

Old Name                               New Name
--------                               --------
Pioneer Mid-Cap Value Portfolio        Lazard Mid Cap Portfolio
Met/Putnam Capital Opportunities       Lazard Mid Cap Portfolio
  Portfolio
Legg Mason Partners Variable Large     Legg Mason Partners Variable
  Cap Value Portfolio                    Investors Portfolio
Legg Mason Partners Variable Growth    Legg Mason Partners Variable
  and Income Portfolio                   Appreciation Portfolio
Legg Mason Partners Variable Premier   Legg Mason Partners Variable
  Selections All Cap Growth Portfolio    Aggressive Growth Portfolio
Legg Mason Partners Variable Capital   Legg Mason Partners Variable Multiple
  and Income Portfolio                   Discipline Portfolio--Balanced All
                                         Cap Growth and Value
Legg Mason Partners Variable Multiple  Legg Mason Partners Variable
  Discipline Portfolio--Large Cap        Appreciation Portfolio
  Growth and Value

SUBSTITUTIONS:

Old Name                               New Name
--------                               --------
Putnam VT Small Cap Value Fund         Third Avenue Small-Cap Value Portfolio

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)


This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS
Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS
The contract owner has the opportunity to transfer funds between Sub-Accounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES--AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

   Mortality and Expense Risk--The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

   Administrative--The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution of each contract and the Separate Account.

   Optional Death Benefit Rider--For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

   Distribution Expense--The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

   Guaranteed Minimum Accumulation Benefit--For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)



   The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

             Mortality and Expense Risk              0.74% - 1.60%
             -----------------------------------------------------
             Administrative                          0.15% - 0.25%
             -----------------------------------------------------
             Optional Death Benefit Rider            0.10% - 0.35%
             -----------------------------------------------------
             Distribution Expense                            0.10%
             -----------------------------------------------------
             Guaranteed Minimum Accumulation Benefit         1.50%

   The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 to $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred, from the contract value. An administrative charge is also assessed of $21.50 plus $2.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from .25% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS


                                                                      FOR THE YEAR ENDED
                                        AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                       ------------------------- ----------------------------
                                                                    COST OF       PROCEEDS
                                         SHARES      COST ($)    PURCHASES ($) FROM SALES ($)
                                       ----------- ------------- ------------- --------------
 MIST Lord Abbett Growth and Income
   Sub-Account........................  28,591,309   729,691,981    58,073,171  120,161,062
 MIST Lord Abbett Bond Debenture
   Sub-Account........................  23,037,853   281,500,167    29,080,746   49,364,698
 MIST Van Kampen Mid-Cap Growth
   Sub-Account........................   2,049,942    22,164,237    17,336,223    1,425,965
 MIST Lord Abbett Mid-Cap Value
   Sub-Account........................     825,238    17,573,296    10,219,282    1,704,978
 MIST Lazard Mid-Cap Sub-Account......  10,021,125   133,960,752    73,119,275   61,565,371
 MIST Met/AIM Small-Cap Growth
   Sub-Account........................  12,342,477   154,146,075    29,747,630   43,434,398
 MIST Harris Oakmark International
   Sub-Account........................  22,485,302   338,277,313    84,417,639   70,613,594
 MIST Third Avenue Small-Cap Value
   Sub-Account........................  20,182,547   287,714,217    54,629,751   70,235,780
 MIST Oppenheimer Capital Appreciation
   Sub-Account........................  35,980,261   300,664,303    34,794,114   62,808,729
 MIST Legg Mason Partners Aggressive
   Growth Sub-Account.................  14,041,389   101,718,893    15,328,857   20,200,065
 MIST PIMCO Total Return
   Sub-Account........................  38,575,919   443,563,417    57,001,843   46,197,910
 MIST RCM Technology Sub-Account......  11,610,500    59,662,492    28,499,116   13,947,211
 MIST PIMCO Inflation Protected Bond
   Sub-Account........................  23,365,960   246,976,228    21,364,100   36,556,908
 MIST T. Rowe Price Mid-Cap Growth
   Sub-Account........................  25,056,318   186,169,523    43,254,742   47,996,794
 MIST MFS Research International
   Sub-Account........................  24,126,780   288,589,166    98,337,849   31,380,555
 MIST Neuberger Berman Real Estate
   Sub-Account........................   7,185,480   111,090,038    38,396,745   40,186,345
 MIST Turner Mid-Cap Growth
   Sub-Account........................   4,555,258    55,792,686    21,102,621   11,468,241
 MIST Goldman Sachs Mid-Cap Value
   Sub-Account........................  10,352,850   134,861,832    39,968,790   25,336,132
 MIST MetLife Defensive Strategy
   Sub-Account........................  53,369,824   576,135,628   332,086,068  140,114,319
 MIST MetLife Moderate Strategy
   Sub-Account........................ 136,928,930 1,462,161,117   414,314,169   58,194,209
 MIST MetLife Balanced Strategy
   Sub-Account........................ 418,582,414 4,595,184,121 1,229,343,632   52,991,940
 MIST MetLife Growth Strategy
   Sub-Account........................ 490,635,074 5,765,355,000 2,218,759,531   14,739,113
 MIST MetLife Aggressive Strategy
   Sub-Account........................  48,253,106   545,442,308    85,332,152   85,962,913

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                          FOR THE YEAR ENDED
                                             AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                             ----------------------  ----------------------------
                                                                        COST OF       PROCEEDS
                                               SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                             ----------  ----------- ------------- --------------
 MIST Van Kampen Comstock Sub-Account.......  5,436,201   61,367,834   24,374,976     9,672,090
 MIST Legg Mason Value Equity
   Sub-Account..............................  5,522,768   59,650,761   27,188,827     5,535,213
 MIST Met/Putnam Capital Opportunities
   Sub-Account (a)..........................         --           --      489,680       861,258
 MIST MFS Emerging Markets Equity
   Sub-Account..............................  4,334,916   54,776,847   51,918,067     7,073,446
 MIST Loomis Sayles Global Markets
   Sub-Account..............................  4,196,265   50,869,729   46,852,089     3,925,637
 MIST Met/AIM Capital Appreciation
   Sub-Account..............................    193,266    2,269,924    1,386,262       324,502
 MIST Janus Forty Sub-Account...............    103,993    7,883,162    6,909,388       360,293
 MIST MFS Value Sub-Account.................  1,285,176   18,754,442   13,255,021       478,794
 MIST Dreman Small Cap Value Sub-Account....    848,304   11,595,687    7,545,434       917,092
 MIST Pioneer Fund Sub-Account..............    569,970    8,346,442    5,059,615       349,579
 MIST Pioneer Mid-Cap Value
   Sub-Account (a)..........................         --           --    2,217,510     5,838,404
 MIST Pioneer Strategic Income Sub-Account..  9,797,873   94,692,154   56,816,662       203,205
 MIST BlackRock Large-Cap Core
   Sub-Account..............................    403,588    4,436,089    6,231,548     3,684,889
 MIST BlackRock High Yield Sub-Account......    904,416    7,641,085    5,838,129     1,275,976
 MIST Rainier Large Cap Equity
   Sub-Account (b)..........................    639,064    6,310,324    6,361,315        52,418
 AIM V.I. Core Equity Sub-Account...........     29,514      744,633       22,737       415,787
 AIM V.I. Capital Appreciation Sub-Account..     14,760      375,819        6,483       270,872
 AIM V.I. International Growth Sub-Account..    359,542   11,780,790   11,454,168       467,637
 AIM V.I. Basic Balanced Sub-Account........     57,056      642,593       24,787       329,531
 AIM V.I. Global Real Estate Sub-Account (c)     69,766    1,874,606    1,890,506        14,725
 MFS Research Sub-Account...................      9,830      160,321        2,403       107,099
 MFS Investors Trust Sub-Account............      5,618      100,353       11,358        63,237
 MFS New Discovery Sub-Account..............      5,977       94,138       27,333       128,383
 Oppenheimer Main Street Fund/VA
   Sub-Account..............................      9,936      204,089        3,203        81,978
 Oppenheimer Bond Sub-Account...............     23,918      260,857       16,427        72,082
 Oppenheimer Strategic Bond Sub-Account.....      8,384       40,180        1,725         9,136
 Oppenheimer Main Street Small-Cap
   Sub-Account..............................    461,077    8,612,810    8,512,214        44,284
 Oppenheimer Money Sub-Account..............    168,182      168,182        9,556        28,800
 Fidelity VIP Asset Manager Sub-Account.....  8,634,277  135,789,431   13,289,525    18,523,589
 Fidelity VIP Growth Sub-Account............  5,302,253  200,846,614    4,521,875    31,445,799
 Fidelity VIP Contrafund Sub-Account........ 13,529,387  331,353,802  109,004,093    33,363,332
 Fidelity VIP Overseas Sub-Account..........    447,384    8,598,295    1,444,666     2,046,358
 Fidelity VIP Equity-Income Sub-Account.....    572,732   13,668,924    1,604,038     4,690,138
 Fidelity VIP Index 500 Sub-Account.........    748,767   96,503,505    4,706,345    20,246,969

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                       FOR THE YEAR ENDED
                                          AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                          ----------------------  ----------------------------
                                                                     COST OF       PROCEEDS
                                            SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                          ----------  ----------- ------------- --------------
 Fidelity VIP Money Market Sub-Account... 38,182,736   38,182,736    8,293,250     5,717,786
 Fidelity VIP Mid-Cap Sub-Account........  1,136,586   38,423,899   25,139,692       215,725
 DWS International Sub-Account...........  2,612,460   28,558,835    2,930,729     3,108,540
 MSF FI Mid-Cap Opportunities Sub-Account    308,370    5,503,253    1,584,148       731,494
 MSF FI Large Cap Sub-Account............    325,227    4,764,362    3,279,317       666,001
 MSF FI Value Leaders Sub-Account........     23,205    4,650,063    3,264,331     1,124,848
 MSF Russell 2000 Index Sub-Account......    565,295    8,270,287    2,185,600     1,544,247
 MSF FI International Stock Sub-Account..    405,129    6,026,908    3,598,593       538,476
 MSF MetLife Stock Index Sub-Account.....  8,260,954  245,611,445   30,894,287    50,399,599
 MSF BlackRock Legacy Large-Cap Growth
   Sub-Account...........................     39,142      953,390      789,577       417,304
 MSF BlackRock Strategic Value
   Sub-Account...........................    851,991   14,628,259    3,008,859     1,293,576
 MSF BlackRock Bond Income Sub-Account...    271,427   29,062,204   19,604,919     2,272,217
 MSF BlackRock Large-Cap Value
   Sub-Account...........................    275,864    3,718,002    2,244,255       687,359
 MSF Lehman Brothers Aggregate Bond Index
   Sub-Account...........................    569,376    6,078,528    2,298,944       808,573
 MSF Harris Oakmark Large-Cap Value
   Sub-Account...........................    442,183    6,015,662    1,464,864     1,026,671
 MSF Morgan Stanley EAFE Index
   Sub-Account...........................  1,086,952   15,408,801    6,261,654     3,053,519
 MSF MFS Total Return Sub-Account........    326,543   49,190,828   24,083,781     2,153,852
 MSF MetLife Mid-Cap Stock Index
   Sub-Account...........................  1,000,429   14,336,073    5,096,710     2,307,162
 MSF Davis Venture Value Sub-Account..... 16,546,275  438,286,302   18,335,945    74,166,091
 MSF Harris Oakmark Focused Value
   Sub-Account...........................  1,471,825  336,398,770   55,742,092    68,758,978
 MSF Jennison Growth Sub-Account......... 13,469,523  142,372,149   16,893,571    29,227,135
 MSF BlackRock Money Market
   Sub-Account...........................  2,416,017  241,601,700  286,275,535   232,251,416
 MSF T. Rowe Price Small-Cap Growth
   Sub-Account...........................     74,079    1,170,015      362,764       308,026
 MSF Western Asset Management U.S.
   Government Sub-Account................  3,587,276   43,832,360   35,928,568    15,992,387
 MSF Oppenheimer Global Equity
   Sub-Account...........................    572,679    9,632,577    6,788,425       604,920
 MSF MetLife Aggressive Allocation
   Sub-Account...........................    190,620    2,377,163    1,497,528       344,830
 MSF MetLife Conservative Allocation
   Sub-Account...........................    243,087    2,499,771      605,256       116,258
 MSF MetLife Conservative To Moderate
   Allocation Sub-Account................    392,901    4,208,917    1,775,405       475,874

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                            FOR THE YEAR ENDED
                                               AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                               ----------------------- ----------------------------
                                                                          COST OF       PROCEEDS
                                                SHARES     COST ($)    PURCHASES ($) FROM SALES ($)
                                               ---------  -----------  ------------- --------------
 MSF MetLife Moderate Allocation
   Sub-Account................................ 3,357,633   38,485,189    23,334,345    2,129,802
 MSF MetLife Moderate To Aggressive Allocation
   Sub-Account................................ 4,971,036   59,575,137    39,149,580      672,571
 Van Kampen LIT Strategic Growth
   Sub-Account................................   274,958    8,000,636     4,144,135    1,021,109
 Van Kampen LIT Enterprise Sub-Account........     7,040      105,406        14,366       65,213
 Van Kampen LIT Growth and Income
   Sub-Account................................ 2,302,538   48,597,332    30,708,782      859,875
 Van Kampen LIT Comstock Sub-Account.......... 5,598,922   79,571,617    49,292,203      451,177
 Federated Equity Income Sub-Account..........     1,925       24,850         2,644       69,524
 Federated High Income Bond Sub-Account.......    16,938      130,402        10,439       10,259
 Federated Mid-Cap Growth Strategy
   Sub-Account................................     4,622      128,678            --       80,395
 Neuberger Genesis Sub-Account................       285        9,781         2,054        1,949
 Alger American Small Capitalization
   Sub-Account................................ 2,374,990   69,308,821     1,530,713    8,871,535
 T. Rowe Price Growth Sub-Account.............   311,534    8,724,523       916,841    1,491,834
 T. Rowe Price International Sub-Account......    81,499    1,164,214       241,753      219,714
 T. Rowe Price Prime Reserve Sub-Account...... 1,750,411    1,750,411       931,712      700,451
 Janus Aspen Worldwide Growth Sub-Account.....       281        6,608            76          822
 American Funds Global Small Capitalization
   Sub-Account................................ 1,300,070   31,236,965    17,418,612    3,645,822
 American Funds Growth Sub-Account............ 3,683,504  231,592,984   133,819,490    3,212,033
 American Funds Growth-Income Sub-Account..... 3,696,748  152,828,855    84,872,559    2,162,345
 American Funds Global Growth Sub-Account..... 4,193,940   98,481,131    67,091,952      126,974
 American Funds Bond Sub-Account (c)..........   602,009    6,827,910     6,908,870       81,759
 AllianceBernstein Large Cap Growth
   Sub-Account................................    36,096      962,586       624,006      327,727
 FTVIPT Franklin Templeton Developing Markets
   Sub-Account................................ 1,627,443   22,213,284    14,080,282    1,994,461
 FTVIPT Franklin Mutual Shares Securities
   Sub-Account................................ 3,536,059   71,735,325    44,569,002      561,242
 FTVIPT Franklin Templeton Foreign Securities
   Sub-Account................................ 2,790,076   51,396,959    31,325,460    2,056,080
 FTVIPT Franklin Templeton Growth Securities
   Sub-Account................................ 2,467,381   38,438,416    25,000,696      681,412
 FTVIPT Franklin Income Securities
   Sub-Account................................ 5,113,794   88,527,555    63,152,043    2,022,946
 FTVIPT Franklin Templeton Global Income
   Securities Sub-Account (c).................   244,097    4,005,248     4,047,825       42,825
 FTVIPT Franklin Templeton Small Cap Value
   Securities Sub-Account (c).................   129,175    2,316,697     2,359,521       39,995

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                      FOR THE YEAR ENDED
                                         AS OF DECEMBER 31, 2007      DECEMBER 31, 2007
                                         ----------------------  ----------------------------
                                                                    COST OF       PROCEEDS
                                           SHARES     COST ($)   PURCHASES ($) FROM SALES ($)
                                         ----------  ----------- ------------- --------------
 Van Kampen UIF Equity and Income
   Sub-Account.......................... 11,268,993  165,858,158  102,155,355     1,206,908
 Van Kampen UIF U.S. Real Estate
   Sub-Account..........................  2,399,494   66,346,805   43,958,901     2,605,857
 Van Kampen UIF U.S. Mid Cap Value
   Sub-Account (c)......................    148,857    2,882,151    2,912,328        26,325
 Pioneer VCT Mid-Cap Value Sub-Account..  1,397,233   28,803,946   20,880,421       320,936
 LMPVET Small Cap Growth Sub-Account....    725,563   11,035,745    6,987,343       204,311
 LMPVET Investors Sub-Account...........    284,480    4,816,729    3,396,052       691,334
 LMPV Capital and Income Sub-Account (a)         --           --   14,115,820    50,608,066
 LMPVET Equity Index Sub-Account........  1,970,121   66,263,781   30,419,730     3,425,161
 LMPVET Fundamental Value Sub-Account...  3,894,138   88,379,095   46,617,755       339,850
 LMPVET Appreciation Sub-Account........  3,167,415   84,867,644   49,274,094     1,213,214
 LMPVET Aggressive Growth Sub-Account...  7,845,511  124,615,435   55,527,893     1,291,806
 LMPVET Large Cap Growth Sub-Account....    597,673    9,246,974    5,041,145     1,450,512
 LMPV Large Cap Value Sub-Account (a)...         --           --      497,454     1,744,670
 LMPVET Social Awareness Sub-Account....     22,715      614,916      411,000        73,201
 LMPVET Capital and Income
   Sub-Account (^)......................  4,830,814   69,528,138   70,447,378     3,086,421
 LMPVET Multiple Discipline Sub-Account-
   Large-Cap Growth and Value (d).......         --           --    1,380,558     2,528,636
 LMPVET Capital Sub-Account.............    568,805    9,433,918    5,879,164     1,107,701
 LMPVET Global Equity Sub-Account.......    432,410    7,560,837    3,354,139       765,979
 LMPV Premier Selections All Cap Growth
   Sub-Account (a)......................         --           --      180,974       382,228
 LMPVET Dividend Strategy Sub-Account...    787,387    8,063,168    5,400,214       267,565
 LMPV Growth and Income Sub-Account (a).         --           --    1,331,777     5,113,584
 LMPVET Lifestyle Allocation 50%
   Sub-Account..........................    762,512    9,730,360    7,600,335       673,193
 LMPVET Lifestyle Allocation 70%
   Sub-Account..........................    322,125    3,852,715    3,612,360        92,575
 LMPVET Lifestyle Allocation 85%
   Sub-Account..........................  1,228,290   17,217,741   17,007,557       102,436
 LMPVIT Adjustable Rate Income
   Sub-Account..........................    333,589    3,363,422    1,587,550       507,512
 LMPVIT Global High Yield Bond
   Sub-Account..........................  4,501,561   44,607,653   27,940,524       582,184
 LMPVIT Money Market Sub-Account........ 44,647,967   44,647,967   54,703,388    30,732,317

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST LORD ABBETT GROWTH  MIST LORD ABBETT BOND      MIST VAN KAMPEN
                                     AND INCOME               DEBENTURE            MID-CAP GROWTH
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                               ----------------------- ----------------------- -----------------------
                                  2007        2006        2007        2006        2007        2006
                                  ----        ----        ----        ----        ----        ----
Units beginning of year.......  20,191,907  21,638,608  16,856,041  17,901,873     612,842      30,352
Units issued and transferred
  from other funding
  options.....................   1,683,824   2,126,006   2,435,310   2,644,057   1,574,624     658,407
Units redeemed and transferred
  to other funding options.... (3,759,059) (3,572,707) (4,128,405) (3,689,889)   (341,895)    (75,917)
                               ----------- ----------- ----------- ----------- ----------- -----------
Units end of year.............  18,116,672  20,191,907  15,162,946  16,856,041   1,845,571     612,842
                               =========== =========== =========== =========== =========== ===========

                                 MIST HARRIS OAKMARK      MIST THIRD AVENUE       MIST OPPENHEIMER
                                    INTERNATIONAL          SMALL-CAP VALUE      CAPITAL APPRECIATION
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                               ----------------------- ----------------------- -----------------------
                                  2007        2006        2007        2006        2007        2006
                                  ----        ----        ----        ----        ----        ----
Units beginning of year.......  20,892,628  18,995,708  20,363,980  20,096,109  39,279,261  43,028,313
Units issued and transferred
  from other funding
  options.....................   5,594,038   6,105,509   3,684,421   4,638,533   4,561,846   4,080,506
Units redeemed and transferred
  to other funding options.... (6,472,953) (4,208,589) (5,615,596) (4,370,662) (9,207,107) (7,829,558)
                               ----------- ----------- ----------- ----------- ----------- -----------
Units end of year.............  20,013,713  20,892,628  18,432,805  20,363,980  34,634,000  39,279,261
                               =========== =========== =========== =========== =========== ===========

                                MIST PIMCO INFLATION     MIST T. ROWE PRICE       MIST MFS RESEARCH
                                   PROTECTED BOND          MID-CAP GROWTH           INTERNATIONAL
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                               ----------------------- ----------------------- -----------------------
                                  2007        2006        2007        2006        2007        2006
                                  ----        ----        ----        ----        ----        ----
Units beginning of year.......  22,804,934  24,805,097  26,478,451  27,249,715  18,205,030  16,139,182
Units issued and transferred
  from other funding
  options.....................   4,910,828   4,559,621   7,035,129   5,497,939   6,500,324   6,101,516
Units redeemed and transferred
  to other funding options.... (6,374,954) (6,559,784) (8,347,595) (6,269,203) (5,098,987) (4,035,668)
                               ----------- ----------- ----------- ----------- ----------- -----------
Units end of year.............  21,340,808  22,804,934  25,165,985  26,478,451  19,606,367  18,205,030
                               =========== =========== =========== =========== =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

       MIST LORD ABBETT            MIST LAZARD            MIST MET/AIM
         MID-CAP VALUE               MID-CAP            SMALL-CAP GROWTH
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    -----------------------  ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
       ----         ----        ----        ----        ----        ----
        363,014       14,110   7,830,725   8,655,654  12,354,489  13,246,176

        363,734      374,856   4,908,011   1,152,205   3,169,875   2,280,197

      (117,183)     (25,952) (4,879,744) (1,977,134) (4,071,501) (3,171,884)
    -----------  ----------- ----------- ----------- ----------- -----------
        609,565      363,014   7,858,992   7,830,725  11,452,863  12,354,489
    ===========  =========== =========== =========== =========== ===========

    MIST LEGG MASON PARTNERS
       AGGRESSIVE GROWTH     MIST PIMCO TOTAL RETURN   MIST RCM TECHNOLOGY
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    -----------------------  ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
       ----         ----        ----        ----        ----        ----
     15,227,592   16,090,265  37,317,040  36,618,285  10,314,725  10,443,953

      2,170,883    2,852,514   9,478,057   8,630,738   6,210,567   3,262,340

    (3,909,937)  (3,715,187) (9,256,025) (7,931,983) (4,138,768) (3,391,568)
    -----------  ----------- ----------- ----------- ----------- -----------
     13,488,538   15,227,592  37,539,072  37,317,040  12,386,524  10,314,725
    ===========  =========== =========== =========== =========== ===========

     MIST NEUBERGER BERMAN     MIST TURNER MID-CAP     MIST GOLDMAN SACHS
          REAL ESTATE                GROWTH               MID-CAP VALUE
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    -----------------------  ----------------------- -----------------------
       2007         2006        2007        2006        2007        2006
       ----         ----        ----        ----        ----        ----
      7,072,940    5,060,098   3,921,915   3,230,076   9,011,063   7,266,539

      2,852,786    3,403,050   1,959,208   1,786,647   3,237,590   3,665,419

    (3,686,796)  (1,390,208) (1,408,790) (1,094,808) (3,070,266) (1,920,895)
    -----------  ----------- ----------- ----------- ----------- -----------
      6,238,930    7,072,940   4,472,333   3,921,915   9,178,387   9,011,063
    ===========  =========== =========== =========== =========== ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST METLIFE              MIST METLIFE              MIST METLIFE
                            DEFENSIVE STRATEGY         MODERATE STRATEGY         BALANCED STRATEGY
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                         ------------------------- ------------------------- -------------------------
                             2007         2006         2007         2006         2007         2006
                             ----         ----         ----         ----         ----         ----
Units beginning of
  year..................   35,961,422   26,019,030  106,444,385   81,402,093  324,915,762  244,234,395
Units issued and
  transferred from other
  funding options.......   41,020,218   25,448,410   51,227,514   44,168,009  133,626,233  115,776,700
Units redeemed and
  transferred to other
  funding options....... (25,022,165) (15,506,018) (24,741,895) (19,125,717) (50,778,626) (35,095,333)
                         ------------ ------------ ------------ ------------ ------------ ------------
Units end of year.......   51,959,475   35,961,422  132,930,004  106,444,385  407,763,369  324,915,762
                         ============ ============ ============ ============ ============ ============

                              MIST LEGG MASON           MIST MET/PUTNAM          MIST MFS EMERGING
                               VALUE EQUITY          CAPITAL OPPORTUNITIES        MARKETS EQUITY
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                         ------------------------- ------------------------- -------------------------
                             2007         2006       2007 (A)       2006         2007         2006
                             ----         ----       --------       ----         ----         ----
Units beginning of
  year..................    3,602,950      125,789       19,711           --      901,069           --
Units issued and
  transferred from other
  funding options.......    3,292,052    4,061,141       23,495       20,726    4,772,206    1,000,591
Units redeemed and
  transferred to other
  funding options.......  (1,286,830)    (583,980)     (43,206)      (1,015)  (1,257,678)     (99,522)
                         ------------ ------------ ------------ ------------ ------------ ------------
Units end of year.......    5,608,172    3,602,950           --       19,711    4,415,597      901,069
                         ============ ============ ============ ============ ============ ============

                                                          MIST DREMAN
                              MIST MFS VALUE            SMALL CAP VALUE          MIST PIONEER FUND
                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                         ------------------------- ------------------------- -------------------------
                             2007         2006         2007         2006         2007         2006
                             ----         ----         ----         ----         ----         ----
Units beginning of
  year..................      386,214           --      386,322           --      202,477           --
Units issued and
  transferred from other
  funding options.......      891,878      423,924      637,623      403,408      289,963      236,416
Units redeemed and
  transferred to other
  funding options.......    (116,573)     (37,710)    (158,462)     (17,086)     (51,130)     (33,939)
                         ------------ ------------ ------------ ------------ ------------ ------------
Units end of year.......    1,161,519      386,214      865,483      386,322      441,310      202,477
                         ============ ============ ============ ============ ============ ============

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

          MIST METLIFE              MIST METLIFE          MIST VAN KAMPEN
         GROWTH STRATEGY        AGGRESSIVE STRATEGY          COMSTOCK
           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    ------------------------- ------------------------ ---------------------
        2007         2006         2007        2006        2007       2006
        ----         ----         ----        ----        ----       ----

     325,383,030  203,679,869   49,085,211  42,330,798   4,218,383 1,605,458

     202,581,542  146,369,736    8,786,059  15,521,227   2,881,514 3,193,363

    (46,489,005) (24,666,575) (11,613,037) (8,766,814) (1,769,180) (580,438)
    ------------ ------------ ------------ ----------- ----------- ---------
     481,475,567  325,383,030   46,258,233  49,085,211   5,330,717 4,218,383
    ============ ============ ============ =========== =========== =========

       MIST LOOMIS SAYLES           MIST MET/AIM
         GLOBAL MARKETS         CAPITAL APPRECIATION     MIST JANUS FORTY
           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    ------------------------- ------------------------ ---------------------
        2007         2006         2007        2006        2007       2006
        ----         ----         ----        ----        ----       ----

         754,781           --       78,887          --      12,842        --


       4,330,872      831,554       91,296      95,335      54,433    13,762

       (811,330)     (76,773)     (23,777)    (16,448)     (5,231)     (920)
    ------------ ------------ ------------ ----------- ----------- ---------
       4,274,323      754,781      146,406      78,887      62,044    12,842
    ============ ============ ============ =========== =========== =========

          MIST PIONEER              MIST PIONEER          MIST BLACKROCK
          MID-CAP VALUE           STRATEGIC INCOME        LARGE-CAP CORE
           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
    ------------------------- ------------------------ ---------------------
      2007 (A)       2006         2007        2006        2007       2006
      --------       ----         ----        ----        ----       ----

         325,656           --    2,004,763          --     176,805        --


         125,596      394,190    3,333,394   2,113,879     554,103   191,231


       (451,252)     (68,534)    (358,194)   (109,116)   (340,464)  (14,426)
    ------------ ------------ ------------ ----------- ----------- ---------
              --      325,656    4,979,963   2,004,763     390,444   176,805
    ============ ============ ============ =========== =========== =========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    MIST BLACKROCK    MIST RAINIER LARGE         AIM V.I.
                                      HIGH YIELD          CAP EQUITY            CORE EQUITY
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                    2007      2006         2007 (B)          2007        2006
                                    ----      ----         --------          ----        ----
Units beginning of year..........   198,218        --                  --     265,665          --
Units issued and transferred from
  other funding options..........   378,633   213,070             673,551       2,707     304,054
Units redeemed and transferred to
  other funding options.......... (126,419)  (14,852)            (33,254)    (86,373)    (38,389)
                                  --------- ---------            -------  ----------- -----------
Units end of year................   450,432   198,218             640,297     181,999     265,665
                                  ========= =========             ======  =========== ===========

                                       AIM V.I.
                                  GLOBAL REAL ESTATE     MFS RESEARCH       MFS INVESTORS TRUST
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                       2007 (C)         2007      2006       2007        2006
                                       --------         ----      ----       ----        ----
Units beginning of year..........                  --    54,023    71,636      33,624      36,118
Units issued and transferred from
  other funding options..........             160,999       121       425       1,572          --
Units redeemed and transferred to
  other funding options..........             (4,087)  (19,282)  (18,038)    (11,287)     (2,494)
                                              -----   --------- --------- ----------- -----------
Units end of year................             156,912    34,862    54,023      23,909      33,624
                                              ======  ========= ========= =========== ===========

                                      OPPENHEIMER      OPPENHEIMER MAIN         OPPENHEIMER
                                    STRATEGIC BOND     STREET SMALL-CAP            MONEY
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                    2007      2006      2007      2006       2007        2006
                                    ----      ----      ----      ----       ----        ----
Units beginning of year..........     6,741     6,741    17,793    20,466      33,346      35,829
Units issued and transferred from
  other funding options..........        --        --   488,574     1,781          --          --
Units redeemed and transferred to
  other funding options..........   (1,080)        --  (13,510)   (4,454)     (4,465)     (2,483)
                                  --------- --------- --------- --------- ----------- -----------
Units end of year................     5,661     6,741   492,857    17,793      28,881      33,346
                                  ========= ========= ========= ========= =========== ===========

                                     FIDELITY VIP        FIDELITY VIP          FIDELITY VIP
                                       OVERSEAS          EQUITY-INCOME           INDEX 500
                                      SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- ------------------- -----------------------
                                    2007      2006      2007      2006       2007        2006
                                    ----      ----      ----      ----       ----        ----
Units beginning of year..........   951,985 1,115,424 1,227,074 1,681,844   8,294,641   9,738,122
Units issued and transferred from
  other funding options..........    27,810    53,170    12,045    16,606      34,197      42,455
Units redeemed and transferred to
  other funding options.......... (153,719) (216,609) (296,664) (471,376) (1,117,265) (1,485,936)
                                  --------- --------- --------- --------- ----------- -----------
Units end of year................   826,076   951,985   942,455 1,227,074   7,211,573   8,294,641
                                  ========= ========= ========= ========= =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

              AIM V.I.                       AIM V.I. INTERNATIONAL                    AIM V.I. BASIC
  CAPITAL APPRECIATION SUB-ACCOUNT             GROWTH SUB-ACCOUNT                   BALANCED SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
                 125,055      146,864                  119,102      140,508                  183,755      210,112
                   1,224        3,464                  392,859        6,387                      236        4,016
                (48,668)     (25,273)                 (66,017)     (27,793)                 (58,287)     (30,373)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
                  77,611      125,055                  445,944      119,102                  125,704      183,755
========================  =========== ========================  =========== ========================  ===========

                                            OPPENHEIMER MAIN STREET
   MFS NEW DISCOVERY SUB-ACCOUNT              FUND/VA SUB-ACCOUNT               OPPENHEIMER BOND SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
                  28,494       32,199                   59,121       61,558                   47,067       56,108
                   2,014          601                       --           --                       --          568
                (16,925)      (4,306)                 (13,693)      (2,437)                  (9,777)      (9,609)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
                  13,583       28,494                   45,428       59,121                   37,290       47,067
========================  =========== ========================  =========== ========================  ===========

            FIDELITY VIP                          FIDELITY VIP                          FIDELITY VIP
           ASSET MANAGER                             GROWTH                              CONTRAFUND
            SUB-ACCOUNT                           SUB-ACCOUNT                           SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
              13,137,764   14,833,146               16,167,140   18,327,783               17,625,464   18,309,411
                 705,054      801,955                1,000,957    1,124,153                1,515,129    1,727,448
             (2,114,522)  (2,497,337)              (2,798,006)  (3,284,796)              (2,526,834)  (2,411,395)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
              11,728,296   13,137,764               14,370,091   16,167,140               16,613,759   17,625,464
========================  =========== ========================  =========== ========================  ===========

            FIDELITY VIP                          FIDELITY VIP                              DWS
            MONEY MARKET                            MID-CAP                            INTERNATIONAL
            SUB-ACCOUNT                           SUB-ACCOUNT                           SUB-ACCOUNT
------------------------------------  ------------------------------------  ------------------------------------
          2007               2006               2007               2006               2007               2006
          ----               ----               ----               ----               ----               ----
               4,981,073    4,560,029                  398,050           --                3,170,743    3,098,930
               1,687,022    1,814,819                  672,538      421,571                  419,446      491,241
             (1,519,580)  (1,393,775)                 (72,935)     (23,521)                (470,838)    (419,428)
------------------------  ----------- ------------------------  ----------- ------------------------  -----------
               5,148,515    4,981,073                  997,653      398,050                3,119,351    3,170,743
========================  =========== ========================  =========== ========================  ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                           MSF FI                 MSF FI                MSF FI
                                    MID-CAP OPPORTUNITIES        LARGE CAP           VALUE LEADERS
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........      566,610      579,118   134,065         --     126,575        --
Units issued and transferred from
  other funding options..........      132,636      136,217   186,799    144,785     143,150   146,297
Units redeemed and transferred
  to other funding options.......    (124,974)    (148,725)  (45,419)   (10,720)    (57,857)  (19,722)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................      574,272      566,610   275,445    134,065     211,868   126,575
                                  ============ ============ =========  ========= =========== =========

                                    MSF BLACKROCK LEGACY       MSF BLACKROCK         MSF BLACKROCK
                                      LARGE CAP GROWTH        STRATEGIC VALUE         BOND INCOME
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........       19,004       16,067   613,247    598,942     261,942    69,533
Units issued and transferred from
  other funding options..........       26,547       14,777   125,586    154,647     500,255   221,440
Units redeemed and transferred
  to other funding options.......     (14,098)     (11,840) (113,439)  (140,342)   (107,919)  (29,031)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................       31,453       19,004   625,394    613,247     654,278   261,942
                                  ============ ============ =========  ========= =========== =========

                                     MSF MORGAN STANLEY                               MSF METLIFE
                                         EAFE INDEX         MSF MFS TOTAL RETURN  MID-CAP STOCK INDEX
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........      910,003      636,754   647,027    183,329     751,885   538,128
Units issued and transferred from
  other funding options..........      476,312      373,976   580,681    515,081     366,411   339,064
Units redeemed and transferred
  to other funding options.......    (307,274)    (100,727) (127,568)   (51,383)   (231,732) (125,307)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................    1,079,041      910,003 1,100,140    647,027     886,564   751,885
                                  ============ ============ =========  ========= =========== =========

                                                                                   MSF WESTERN ASSET
                                        MSF BLACKROCK        MSF T. ROWE PRICE        MANAGEMENT
                                        MONEY MARKET         SMALL-CAP GROWTH       U.S. GOVERNMENT
                                         SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- -------------------  ---------------------
                                      2007         2006       2007       2006       2007       2006
                                      ----         ----       ----       ----       ----       ----
Units beginning of year..........   18,324,659   12,431,418    73,595     63,311   1,527,142   391,235
Units issued and transferred from
  other funding options..........   50,713,841   31,946,687    25,601     40,008   2,776,894 1,774,831
Units redeemed and transferred
  to other funding options....... (46,087,325) (26,053,446)  (21,540)   (29,724) (1,543,833) (638,924)
                                  ------------ ------------ ---------  --------- ----------- ---------
Units end of year................   22,951,175   18,324,659    77,656     73,595   2,760,203 1,527,142
                                  ============ ============ =========  ========= =========== =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

          MSF RUSSELL                MSF FI                  MSF METLIFE
          2000 INDEX           INTERNATIONAL STOCK           STOCK INDEX
          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
        490,302      508,847     262,656      140,779   19,358,596  21,140,946
        123,701      214,414     200,808      187,940    3,054,410   3,435,702
      (132,099)    (232,959)    (65,131)     (66,063)  (4,528,000) (5,218,052)
    -----------  ----------- -----------  -----------  ----------- -----------
        481,904      490,302     398,333      262,656   17,885,006  19,358,596
    ===========  =========== ===========  ===========  =========== ===========

         MSF BLACKROCK         MSF LEHMAN BROTHERS       MSF HARRIS OAKMARK
        LARGE CAP VALUE       AGGREGATE BOND INDEX         LARGE CAP VALUE
          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
        154,904       77,212     340,120      300,648      420,888     423,013
        167,767      101,416     191,771      125,985      122,479     128,709
       (71,015)     (23,724)    (94,899)     (86,513)    (103,629)   (130,834)
    -----------  ----------- -----------  -----------  ----------- -----------
        251,656      154,904     436,992      340,120      439,738     420,888
    ===========  =========== ===========  ===========  =========== ===========

           MSF DAVIS
         VENTURE VALUE         MSF HARRIS OAKMARK        MSF JENNISON GROWTH
          SUB-ACCOUNT        FOCUSED VALUE SUB-ACCOUNT       SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
     43,433,483   44,607,893  21,686,262   23,942,954   15,655,366  15,959,598

      4,997,151    6,386,778   1,989,414    3,088,344    2,559,546   3,885,170
    (8,493,860)  (7,561,188) (5,123,744)  (5,345,036)  (3,939,522) (4,189,402)
    -----------  ----------- -----------  -----------  ----------- -----------
     39,936,774   43,433,483  18,551,932   21,686,262   14,275,390  15,655,366
    ===========  =========== ===========  ===========  =========== ===========


        MSF OPPENHEIMER            MSF METLIFE               MSF METLIFE
         GLOBAL EQUITY        AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION
          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
    -----------------------  ------------------------- -----------------------
       2007         2006        2007         2006         2007        2006
       ----         ----         ----         ----        ----        ----
        195,337           --     101,305           --      194,471          --

        371,794      209,413     112,949      107,062       56,267     195,095

       (66,064)     (14,076)    (24,460)      (5,757)      (8,105)       (624)
    -----------  ----------- -----------  -----------  ----------- -----------
        501,067      195,337     189,794      101,305      242,633     194,471
    ===========  =========== ===========  ===========  =========== ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                        MSF METLIFE CONSERVATIVE     MSF METLIFE     MSF METLIFE MODERATE
                                        TO MODERATE ALLOCATION   MODERATE ALLOCATION TO AGGRESSIVE ALLOCATION
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006      2007         2006
                                            ----        ----       ----      ----        ----        ----
Units beginning of year................   273,176           --   1,554,946        -- 1,876,875           --
Units issued and transferred from other
  funding options......................   159,500      281,303   2,054,507 1,601,845 3,325,776    2,015,060
Units redeemed and transferred to other
  funding options......................  (39,767)      (8,127)   (257,799)  (46,899) (154,888)    (138,185)
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year......................   392,909      273,176   3,351,654 1,554,946 5,047,763    1,876,875
                                         =========    =========  ========= =========  =========    =========

                                          VAN KAMPEN LIT              FEDERATED           FEDERATED
                                             COMSTOCK               EQUITY INCOME     HIGH INCOME BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006      2007         2006
                                            ----        ----       ----      ----        ----        ----
Units beginning of year................ 2,167,418           --      17,127    18,507    20,273       22,143
Units issued and transferred from other
  funding options...................... 3,409,984    2,242,692           1        --        --          215
Units redeemed and transferred to other
  funding options...................... (389,366)     (75,274)    (11,655)   (1,380)   (1,274)      (2,085)
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year...................... 5,188,036    2,167,418       5,473    17,127    18,999       20,273
                                         =========    =========  ========= =========  =========    =========

                                           T. ROWE PRICE            T. ROWE PRICE       T. ROWE PRICE
                                              GROWTH                INTERNATIONAL       PRIME RESERVE
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006      2007         2006
                                            ----        ----       ----      ----        ----        ----
Units beginning of year................   128,359      142,212      96,658   102,719    87,463       82,793
Units issued and transferred from other
  funding options......................    10,390       11,472       8,261     9,879    58,164       38,454
Units redeemed and transferred to other
  funding options......................  (20,494)     (25,325)    (16,948)  (15,940)  (48,672)     (33,784)
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year......................   118,255      128,359      87,971    96,658    96,955       87,463
                                         =========    =========  ========= =========  =========    =========

                                          AMERICAN FUNDS           AMERICAN FUNDS      AMERICAN FUNDS
                                           GROWTH-INCOME            GLOBAL GROWTH           BOND
                                            SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------ ------------------- ------------------------
                                          2007         2006        2007      2006    2007 (C)       2006
                                            ----        ----       ----      ----      --------      ----
Units beginning of year................   687,630      199,680   1,374,016    22,386        --           --
Units issued and transferred from other
  funding options......................   816,095      587,110   2,671,069 1,430,369   430,306           --
Units redeemed and transferred to other
  funding options...................... (133,851)     (99,160)   (368,771)  (78,739)  (16,446)           --
                                         ---------    ---------  --------- ---------  ---------    ---------
Units end of year...................... 1,369,874      687,630   3,676,314 1,374,016   413,860           --
                                         =========    =========  ========= =========  =========    =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

          VAN KAMPEN LIT      VAN KAMPEN LIT              VAN KAMPEN LIT
         STRATEGIC GROWTH       ENTERPRISE               GROWTH AND INCOME
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
        1,033,865    88,859    39,881        43,297     1,465,291      43,633

          912,049 1,074,283     3,157         1,349     1,953,998   1,496,035

        (286,144) (129,277)  (14,725)       (4,765)     (349,498)    (74,377)
        --------- ---------  ---------     ---------  ----------- -----------
        1,659,770 1,033,865    28,313        39,881     3,069,791   1,465,291
        ========= =========  =========     =========  =========== ===========

         FEDERATED MID-CAP                             ALGER AMERICAN SMALL
          GROWTH STRATEGY    NEUBERGER GENESIS            CAPITALIZATION
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
           32,906    35,001     1,051         1,183     7,749,990   8,307,133

               --         1        --             1       609,066   1,017,173

         (12,032)   (2,096)     (124)         (133)   (1,211,161) (1,574,316)
        --------- ---------  ---------     ---------  ----------- -----------
           20,874    32,906       927         1,051     7,147,895   7,749,990
        ========= =========  =========     =========  =========== ===========

            JANUS ASPEN     AMERICAN FUNDS GLOBAL         AMERICAN FUNDS
         WORLDWIDE GROWTH   SMALL CAPITALIZATION              GROWTH
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
            1,276     1,375   666,735       470,780       729,519     208,063
                1        --   526,453       343,062       881,482     585,336
             (95)      (99) (207,627)     (147,107)     (152,686)    (63,880)
        --------- ---------  ---------     ---------  ----------- -----------
            1,182     1,276   985,561       666,735     1,458,315     729,519
        ========= =========  =========     =========  =========== ===========

         ALLIANCEBERNSTEIN  FTVIPT FRANKLIN TEMPLETON FTVIPT FRANKLIN MUTUAL
         LARGE CAP GROWTH   DEVELOPING MARKETS           SHARES SECURITIES
            SUB-ACCOUNT         SUB-ACCOUNT                 SUB-ACCOUNT
        ------------------- -----------------------   -----------------------
          2007      2006      2007          2006         2007        2006
          ----      ----       ----          ----        ----        ----
           19,969        --   764,911        21,537     1,273,727      11,181
           19,753    23,300 1,085,550       837,845     1,973,226   1,429,307
         (10,634)   (3,331) (355,618)      (94,471)     (240,542)   (166,761)
        --------- ---------  ---------     ---------  ----------- -----------
           29,088    19,969 1,494,843       764,911     3,006,411   1,273,727
        ========= =========  =========     =========  =========== ===========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                              FTVIPT              FTVIPT
                                        FRANKLIN TEMPLETON  FRANKLIN TEMPLETON    FTVIPT FRANKLIN
                                        FOREIGN SECURITIES   GROWTH SECURITIES   INCOME SECURITIES
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------- ------------------- -----------------------
                                          2007      2006      2007      2006      2007        2006
                                          ----      ----      ----      ----       ----        ----
Units beginning of year................   946,611    33,847   784,417        --   664,025       4,136
Units issued and transferred from other
  funding options...................... 1,134,445 1,011,259 1,452,838   825,349 1,487,884     697,590
Units redeemed and transferred to other
  funding options...................... (302,228)  (98,495) (173,954)  (40,932) (177,549)    (37,701)
                                        --------- --------- --------- ---------  ---------   ---------
Units end of year...................... 1,778,828   946,611 2,063,301   784,417 1,974,360     664,025
                                        ========= ========= ========= =========  =========   =========

                                          VAN KAMPEN UIF      VAN KAMPEN UIF        PIONEER VCT
                                         U.S. REAL ESTATE   U.S. MID-CAP VALUE     MID-CAP VALUE
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------- ------------------- -----------------------
                                          2007      2006         2007 (C)         2007        2006
                                          ----      ----         --------          ----        ----
Units beginning of year................   928,174        --                  --   262,287          --
Units issued and transferred from other
  funding options...................... 1,498,555   963,710             264,713   610,507     277,392
Units redeemed and transferred to other
  funding options...................... (383,199)  (35,536)             (7,285)  (59,722)    (15,105)
                                        --------- ---------             -----    ---------   ---------
Units end of year...................... 2,043,530   928,174             257,428   813,072     262,287
                                        ========= =========             ======   =========   =========


                                        LMPVET EQUITY INDEX LMPVET FUNDAMENTAL  LMPVET APPRECIATION
                                            SUB-ACCOUNT      VALUE SUB-ACCOUNT      SUB-ACCOUNT
                                        ------------------- ------------------- -----------------------
                                          2007      2006      2007      2006      2007        2006
                                          ----      ----      ----      ----       ----        ----
Units beginning of year................ 1,440,692     2,224 1,257,495     1,160 1,236,956       1,722
Units issued and transferred from other
  funding options...................... 1,027,070 1,488,265 1,362,673 1,345,152 1,613,481   1,288,559
Units redeemed and transferred to other
  funding options...................... (191,610)  (49,797) (180,147)  (88,817) (258,593)    (53,325)
                                        --------- --------- --------- ---------  ---------   ---------
Units end of year...................... 2,276,152 1,440,692 2,440,021 1,257,495 2,591,844   1,236,956
                                        ========= ========= ========= =========  =========   =========

                                                                                  LMPVET MULTIPLE
                                           LMPVET SOCIAL    LMPVET CAPITAL AND  DISCIPLINE SUB-ACCOUNT-
                                             AWARENESS            INCOME             LARGE CAP
                                            SUB-ACCOUNT       SUB-ACCOUNT (^)    GROWTH AND VALUE
                                        ------------------- ------------------- -----------------------
                                          2007      2006      2007      2006    2007 (D)      2006
                                          ----      ----      ----      ----     --------      ----
Units beginning of year................    10,361        --   154,474     2,660    77,203       2,136
Units issued and transferred from other
  funding options......................    11,444    11,211 4,882,150   157,023    79,846      83,010
Units redeemed and transferred to other
  funding options......................   (2,783)     (850) (299,351)   (5,209) (157,049)     (7,943)
                                        --------- --------- --------- ---------  ---------   ---------
Units end of year......................    19,022    10,361 4,737,273   154,474        --      77,203
                                        ========= ========= ========= =========  =========   =========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

                FTVIPT                   FTVIPT
          FRANKLIN TEMPLETON       FRANKLIN TEMPLETON            VAN KAMPEN UIF
          GLOBAL INCOME SECURITIES SMALL CAP VALUE SECURITIES   EQUITY AND INCOME
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
               2007 (C)                 2007 (C)                 2007       2006
               --------                 --------                 ----       ----
                           --                      --           4,592,861        --

                      331,982                 257,280           7,104,292 4,841,916

                     (13,057)                 (5,616)           (762,741) (249,055)
                     -------                  -----           ----------- ---------
                      318,925                 251,664          10,934,412 4,592,861
                      ======                  ======          =========== =========

                LMPVET                   LMPVET                       LMPV
           SMALL CAP GROWTH            INVESTORS               CAPITAL AND INCOME
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
            2007         2006        2007          2006        2007 (A)     2006
              ----        ----         ----          ----      --------     ----
            325,638       15,787     130,370        6,750       3,099,287        --
            505,149      366,781     199,483      132,976       1,101,304 3,312,504
           (76,112)     (56,930)    (50,208)      (9,356)     (4,200,591) (213,217)
           ---------    ---------    ---------     --------   ----------- ---------
            754,675      325,638     279,645      130,370              -- 3,099,287
           =========    =========    =========     ========   =========== =========

           LMPVET AGGRESSIVE        LMPVET LARGE CAP
                GROWTH                   GROWTH               LMPV LARGE CAP VALUE
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
            2007         2006        2007          2006        2007 (A)     2006
              ----        ----         ----          ----      --------     ----
          5,468,811       15,934     433,171           --          47,187    15,016

          4,847,039    5,786,552     412,051      463,287          20,389    55,707

          (908,950)    (333,675)   (145,679)     (30,116)        (67,576)  (23,536)
           ---------    ---------    ---------     --------   ----------- ---------
          9,406,900    5,468,811     699,543      433,171              --    47,187
           =========    =========    =========     ========   =========== =========

                                                                  LMPV PREMIER
                                                               SELECTIONS ALL CAP
            LMPVET CAPITAL         LMPVET GLOBAL EQUITY              GROWTH
              SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
          ------------------------ -------------------------- ---------------------
            2007         2006        2007          2006        2007 (A)     2006
              ----        ----         ----          ----      --------     ----
            284,789        9,633     290,262       10,041          16,983        --

            344,757      356,111     177,575      305,197          11,842    17,160

           (87,316)     (80,955)    (50,035)     (24,976)        (28,825)     (177)
           ---------    ---------    ---------     --------   ----------- ---------
            542,230      284,789     417,802      290,262              --    16,983
           =========    =========    =========     ========   =========== =========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                    LMPVET DIVIDEND            LMPV           LMPVET LIFESTYLE
                                       STRATEGY          GROWTH AND INCOME     ALLOCATION 50%
                                      SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                  ------------------- ----------------------- -----------------
                                    2007      2006     2007 (A)      2006      2007     2006
                                    ----      ----     --------      ----      ----     ----
Units beginning of year..........   321,925     3,967     351,206          --  177,614       --
Units issued and transferred from
  other funding options..........   570,841   338,521     131,355     396,898  480,382  220,255
Units redeemed and transferred to
  other funding options..........  (58,060)  (20,563)   (482,561)    (45,692) (67,559) (42,641)
                                  --------- --------- ----------- ----------- -------- --------
Units end of year................   834,706   321,925          --     351,206  590,437  177,614
                                  ========= ========= =========== =========== ======== ========


                                  LMPVIT GLOBAL HIGH          LMPVIT
                                      YIELD BOND           MONEY MARKET
                                      SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------- -----------------------
                                    2007      2006       2007        2006
                                    ----      ----       ----        ----
Units beginning of year.......... 1,039,676     3,458   1,600,672      15,276
Units issued and transferred from
  other funding options.......... 1,746,715 1,094,941   7,003,664   3,679,377
Units redeemed and transferred to
  other funding options.......... (259,337)  (58,723) (5,278,118) (2,093,981)
                                  --------- --------- ----------- -----------
Units end of year................ 2,527,054 1,039,676   3,326,218   1,600,672
                                  ========= ========= =========== ===========

(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

              LMPVET LIFESTYLE LMPVET LIFESTYLE
              ALLOCATION 70%    ALLOCATION 85%   LMPVIT ADJUSTABLE RATE
                SUB-ACCOUNT       SUB-ACCOUNT    INCOME SUB-ACCOUNT
              ---------------  ----------------- ----------------------
               2007     2006     2007     2006     2007        2006
               ----     ----     ----     ----      ----        ----
               23,381       --    21,392      --  216,326         351

              236,512   31,381 1,075,411  23,478  159,464     266,005

              (9,826)  (8,000)  (38,876) (2,086) (65,226)    (50,030)
              -------  ------- --------- -------  --------    --------
              250,067   23,381 1,057,927  21,392  310,564     216,326
              =======  ======= ========= =======  ========    ========

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS


The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for each of the five years in the period ended December 31, 2007:

                                              AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------- --------------------------------------------
                                               UNIT VALUE/1/              INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                      UNITS     HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                    ---------- -------------- ----------- ------------  ---------------  ---------------
  MIST Lord Abbett Growth and  2007 18,116,672 30.63 - 100.12 822,332,309     0.94        0.89 - 2.35        1.30 - 7.97
   Income Sub-Account          2006 20,191,907  29.87 - 97.12 898,436,542     1.63        0.89 - 2.35      15.06 - 16.98
                               2005 21,638,608  47.57 - 83.02 824,030,188     0.89        0.89 - 2.35        1.00 - 2.76
                               2004 25,899,570  47.10 - 80.79 993,369,357     0.36        0.89 - 2.35      10.02 - 11.92
                               2003 26,780,162  42.81 - 72.18 924,533,437     0.89        0.89 - 2.35      23.90 - 29.90

  MIST Lord Abbett Bond        2007 15,162,946   6.68 - 20.98 288,948,614     5.32        0.89 - 2.35        4.06 - 5.90
   Debenture Sub-Account       2006 16,856,041   6.34 - 19.81 306,513,652     6.67        0.89 - 2.35        6.62 - 8.39
                               2005 17,901,873  16.76 - 18.28 303,014,566     3.81        0.89 - 2.35      (0.86) - 0.91
                               2004 26,280,750  16.91 - 18.12 445,940,992     2.65        0.89 - 2.35        5.65 - 7.47
                               2003 30,439,495  16.00 - 16.86 486,072,404     2.76        0.89 - 2.35       8.88 - 18.46

  MIST Van Kampen Mid-Cap      2007  1,845,571  12.30 - 13.50  23,676,085       --        0.95 - 2.30      20.66 - 22.31
   Growth Sub-Account          2006    612,842  10.20 - 10.75   6,430,532       --        1.40 - 2.30        5.91 - 6.87
                               2005     30,352   9.63 - 10.06     299,552       --        1.40 - 2.30        4.40 - 4.55

  MIST Lord Abbett Mid-Cap     2007    609,565  25.04 - 27.45  16,075,069     0.60        1.55 - 2.30    (1.70) - (0.96)
   Value Sub-Account           2006    363,014  25.47 - 27.96   9,728,623     0.36        1.40 - 2.30       9.63 - 10.62
                               2005     14,110  23.23 - 25.27     343,901     0.35        1.40 - 2.30        4.15 - 4.31

  MIST Lazard Mid-Cap          2007  7,858,992  14.83 - 15.78 121,255,292     0.34        1.30 - 2.35    (4.98) - (3.97)
   Sub-Account                 2006  7,830,725  15.64 - 16.43 126,365,450     0.31        1.30 - 2.35      12.02 - 13.20
                               2005  8,655,654  14.10 - 14.52 123,820,991     0.06        1.30 - 2.35        5.56 - 6.67
                               2004 10,260,770  13.35 - 13.61 138,065,930       --        1.30 - 2.35      11.74 - 12.92
                               2003 12,288,849  11.95 - 12.05 146,961,328     1.53        1.30 - 2.35      22.83 - 24.55

  MIST Met/AIM Small-Cap       2007 11,452,863  15.20 - 16.74 181,044,517       --        0.89 - 2.35       8.48 - 10.41
   Growth Sub-Account          2006 12,354,489  14.00 - 15.16 178,634,572       --        0.89 - 2.35      11.54 - 12.90
                               2005 13,246,176  12.68 - 13.43 170,469,329       --        0.89 - 2.35        5.76 - 7.63
                               2004 18,324,234  11.99 - 12.48 221,300,303       --        0.89 - 2.35        3.95 - 5.78
                               2003 12,507,344  11.53 - 11.70 144,317,277       --        1.25 - 2.35       32.4 - 37.35

  MIST Harris Oakmark          2007 20,013,713  18.49 - 19.62 384,273,575     0.80        1.30 - 2.35    (3.43) - (2.40)
   International Sub-Account   2006 20,892,628  19.13 - 20.10 412,470,437     2.44        1.30 - 2.35      25.86 - 27.19
                               2005 18,995,708  15.34 - 15.81 295,833,789       --        1.30 - 2.35      11.59 - 12.77
                               2004 22,456,213  13.75 - 14.02 311,119,427       --        1.30 - 2.35      17.72 - 18.96
                               2003 16,889,437  11.68 - 11.78 197,424,709     1.81        1.30 - 2.35      33.23 - 33.47

  MIST Third Avenue Small-Cap  2007 18,432,805  16.58 - 18.13 316,501,402     1.00        0.89 - 2.35    (5.29) - (3.66)
   Value Sub-Account           2006 20,050,298  17.49 - 18.82 360,767,904     0.45        0.89 - 2.35      10.51 - 12.38
                               2005 20,097,482   15.9 - 16.74 324,830,876       --        0.89 - 2.35      12.80 - 14.79
                               2004 22,647,378   14.1 - 14.58 322,139,879     0.30        0.89 - 2.35      23.56 - 25.68
                               2003 19,607,796  11.41 - 11.54 224,160,967     0.48        1.25 - 2.35      34.67 - 39.78

  MIST Oppenheimer Capital     2007 34,634,000   9.77 - 12.90 354,882,609     0.01        0.95 - 2.35      11.62 - 13.20
   Appreciation Sub-Account    2006 39,279,261   8.75 - 11.41 357,893,449     0.10        1.15 - 2.35        5.12 - 6.58
                               2005 43,028,313   8.41 - 72.34 370,348,053       --        1.15 - 2.35        2.29 - 3.92
                               2004 57,692,439   8.22 - 10.31 481,094,106     0.66        1.15 - 3.35          3.09-5.21
                               2003 51,514,003    7.91 - 7.99 407,474,001       --        1.30 - 2.35      20.90 - 26.87

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ ----------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO        LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  -----------------
  MIST Legg Mason Partners      2007 13,488,538   7.44 - 7.91 104,186,821       --        1.30 - 2.35        (0.12) - 0.94
   Aggressive Growth            2006 15,227,592   7.44 - 7.84 116,887,678       --        1.30 - 2.35      (4.01) - (3.00)
   Sub-Account                  2005 16,090,265   7.84 - 8.08 127,810,334       --        1.30 - 2.35        10.95 - 12.11
                                2004 25,135,863   7.06 - 7.21 178,656,657       --        1.30 - 2.35          5.92 - 7.04
                                2003 26,535,225   6.67 - 6.73 176,918,622       --        1.30 - 2.35        21.15 - 29.21

  MIST PIMCO Total Return       2007 37,539,072  9.10 - 14.05 469,985,360     3.32        0.89 - 2.35          5.05 - 6.89
   Bond Sub-Account             2006 37,317,040  8.56 - 13.14 440,826,722     2.58        0.89 - 2.35          2.10 - 3.88
                                2005 36,618,285 11.89 - 12.65 418,753,068     0.01        0.89 - 2.35        (0.12) - 1.56
                                2004 42,299,943  11.9 - 12.46 483,702,554     7.16        0.89 - 2.35          2.54 - 4.31
                                2003 44,224,455 11.61 - 11.94 502,661,539     1.36        0.89 - 2.35        (0.06) - 3.59

  MIST RCM Technology           2007 12,386,524   6.06 - 6.72  78,045,995       --        0.89 - 2.35        28.45 - 30.50
   Sub-Account                  2006 10,314,725   4.71 - 5.15  50,206,487       --        0.89 - 2.35          2.91 - 4.55
                                2005 10,443,953   4.63 - 4.93  49,054,494       --        0.89 - 2.35         8.44 - 10.37
                                2004 14,758,131   4.27 - 4.47  63,448,988       --        0.89 - 2.35      (6.54) - (5.13)
                                2003  9,339,752   4.57 - 4.71  42,664,907       --        0.89 - 2.35        38.29 - 56.45

  MIST PIMCO Inflation          2007 21,340,808 11.60 - 12.19 255,623,164     2.14        1.30 - 2.35          8.21 - 9.36
   Protected Bond Sub-Account   2006 22,804,934 10.72 - 11.14 250,682,193     3.75        1.30 - 2.35      (1.94) - (0.91)
                                2005 24,805,097 10.93 - 11.25 276,160,752       --        1.30 - 2.35        (0.96) - 0.08
                                2004 32,840,848 11.04 - 11.24 366,675,258     4.84        1.30 - 2.35          6.47 - 7.60
                                2003 25,707,912 10.37 - 10.44 267,794,617     0.42        1.30 - 2.35          3.70 - 4.43

  MIST T. Rowe Price Mid-Cap    2007 25,165,985   9.25 - 9.83 242,043,730       --        1.30 - 2.35        14.89 - 16.11
   Growth Sub-Account           2006 26,478,451   8.04 - 8.47 220,015,833       --        1.30 - 2.35          3.70 - 4.80
                                2005 27,249,715   7.84 - 8.08 216,790,477       --        1.30 - 2.35        11.97 - 13.15
                                2004 27,535,906   7.00 - 7.14 194,196,541       --        1.30 - 2.35        15.08 - 16.30
                                2003 33,526,891   6.09 - 6.14 203,972,459       --        1.30 - 2.35         27.9 - 34.88

  MIST MFS Research             2007 19,606,367 16.84 - 18.48 345,568,972     1.22        0.95 - 2.35        10.65 - 12.21
   International Sub-Account    2006 18,205,030 15.21 - 17.35 287,904,765     1.63        0.89 - 2.35        23.63 - 25.79
                                2005 16,139,182 12.53 - 13.79 204,989,567     0.35        0.89 - 2.35        13.73 - 15.91
                                2004 20,959,982 10.01 - 11.90 232,369,176       --        0.89 - 2.35        16.78 - 19.72
                                2003 12,887,155   9.43 - 9.52 121,500,710     0.89        1.30 - 2.35        28.59 - 30.34

  MIST Neuberger Berman Real    2007  6,238,930 15.74 - 16.36 100,668,094     0.98        1.30 - 2.35    (16.99) - (16.11)
   Estate Sub-Account           2006  7,072,940 18.97 - 19.50 136,595,815     0.95        1.30 - 2.35        34.40 - 35.81
                                2005  5,060,098 14.11 - 14.36  72,233,498       --        1.30 - 2.35        10.66 - 11.83
                                2004  6,453,896 12.75 - 12.84  82,681,769     3.24        1.30 - 2.35        27.55 - 28.44

  MIST Turner Mid-Cap Growth    2007  4,472,333 15.09 - 15.69  69,239,590       --        1.30 - 2.35        21.25 - 22.54
   Sub-Account                  2006  3,921,915 12.45 - 12.80  49,712,120       --        1.30 - 2.35          3.61 - 4.71
                                2005  3,230,076 12.01 - 12.23  39,253,598       --        1.30 - 2.35          8.78 - 9.92
                                2004  5,202,742 11.04 - 11.12  57,720,296       --        1.30 - 2.35        10.47 - 11.24

  MIST Goldman Sachs Mid-Cap    2007  9,178,387 14.88 - 15.47 140,073,719     0.49        1.30 - 2.35          0.69 - 1.76
   Value Sub-Account            2006  9,011,063 14.78 - 15.20 135,606,841       --        1.30 - 2.35        13.01 - 14.20
                                2005  7,266,539 13.08 - 13.31  96,096,991     0.76        1.30 - 2.35         9.93 - 11.09
                                2004  6,316,125 11.90 - 11.98  75,475,209     0.97        1.30 - 2.35        18.98 - 19.81

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------------- --------------------------------------------
                                                UNIT VALUE/1/                INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO         NET          INCOME        LOWEST TO       LOWEST TO
                                      UNITS     HIGHEST ($)     ASSETS ($)    RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                   ----------- --------------- ------------- ------------  ---------------  ---------------
  MIST MetLife Defensive      2007  51,959,475   11.31 - 11.75   600,410,325     1.89        1.15 - 2.35        3.45 - 4.70
   Strategy Sub-Account       2006  35,961,422   10.93 - 11.18   399,117,450     0.01        1.30 - 2.35        6.11 - 7.23
                              2005  26,019,030    10.3 - 10.43   270,290,202     1.17        1.30 - 2.35        2.06 - 3.13
                              2004  10,259,110   10.10 - 10.11   103,691,358     1.71        1.30 - 2.35        1.71 - 1.59

  MIST MetLife Moderate       2007 132,930,004   11.79 - 12.25 1,602,068,224     1.93        1.15 - 2.35        3.73 - 4.99
   Strategy Sub-Account       2006 106,444,385   11.37 - 11.63 1,227,960,101     0.01        1.30 - 2.35        7.68 - 8.81
                              2005  81,402,093   10.56 - 10.69   866,351,374     1.28        1.30 - 2.35        3.36 - 4.45
                              2004  36,400,671   10.22 - 10.23   372,285,715     1.34        1.30 - 2.35        2.02 - 2.20

  MIST MetLife Balanced       2007 407,763,369   12.17 - 12.64 5,073,218,651     1.64        1.15 - 2.35        2.43 - 3.68
   Strategy Sub-Account       2006 324,915,762   11.88 - 12.15 3,917,704,428     0.01        1.30 - 2.35       9.38 - 10.54
                              2005 244,234,395   10.86 - 10.99 2,673,665,820     1.27        1.30 - 2.35        4.64 - 5.74
                              2004 114,542,772   10.38 - 10.40 1,190,221,359     0.99        1.30 - 2.35        2.79 - 2.91

  MIST MetLife Growth         2007 481,475,567   12.81 - 13.30 6,304,660,461     1.10        1.15 - 2.35        2.26 - 3.50
   Strategy Sub-Account       2006 325,383,030   12.53 - 12.81 4,136,759,495     0.01        1.30 - 2.35      10.96 - 12.13
                              2005 203,679,869   11.29 - 11.43 2,317,496,022     1.16        1.30 - 2.35        6.60 - 7.72
                              2004  91,629,337   10.59 - 10.61   971,459,771     0.62        1.30 - 2.35        3.45 - 3.56

  MIST MetLife Aggressive     2007  46,258,233   12.84 - 13.34   607,023,915     1.29        1.15 - 2.35        0.48 - 1.70
   Strategy Sub-Account       2006  49,085,211   12.78 - 13.07   636,476,170     0.01        1.30 - 2.35      11.02 - 12.18
                              2005  42,330,798   11.51 - 11.65   491,059,239     0.93        1.30 - 2.35        7.82 - 8.96
                              2004  20,464,973   10.68 - 10.69   218,707,527     0.22        1.30 - 2.35        3.67 - 3.79

  MIST Van Kampen             2007   5,330,717   11.24 - 11.56    60,993,695     1.34        1.30 - 2.35    (4.77) - (3.76)
   Comstock Sub-Account       2006   4,218,383   11.80 - 12.01    50,349,650       --        1.30 - 2.35      13.36 - 14.56
                              2005   1,605,458   10.41 - 10.48    16,786,051     1.82        1.30 - 2.35        4.11 - 4.84

  MIST Legg Mason Value       2007   5,608,172   10.15 - 10.46    57,822,803       --        0.95 - 2.35    (8.10) - (6.80)
   Equity Sub-Account         2006   3,602,950   11.05 - 11.18    40,088,253       --        1.30 - 2.35        4.11 - 5.21
                              2005     125,789   10.61 - 10.63     1,335,710       --        1.30 - 2.35        6.10 - 6.28

  MIST Met/Putnam Capital     2007          --              --            --     0.13        1.50 - 1.90        8.54 - 8.68
   Opportunities              2006      19,711   16.42 - 20.02       365,485       --        1.40 - 2.25      12.08 - 13.03
   Sub-Account (a)            2005          --   14.65 - 17.71            --       --        1.40 - 2.25        4.39 - 4.54

  MFS Emerging Markets        2007   4,415,597   13.89 - 14.22    62,075,247     0.04        0.95 - 2.35      33.43 - 35.32
   Equity Sub-Account         2006     901,069   10.41 - 10.49     9,424,659     1.65        1.30 - 2.35        4.12 - 4.86

  MIST Loomis Sayles Global   2007   4,274,323   12.83 - 13.06    55,474,222       --        1.30 - 2.35      24.87 - 26.19
   Markets Sub-Account        2006     754,781   10.27 - 10.35     7,786,909     1.55        1.30 - 2.35        2.74 - 3.46

  MIST Met/Aim Capital        2007     146,406   14.96 - 16.91     2,334,027     0.08        1.10 - 2.10       9.58 - 10.69
   Appreciation Sub-Account   2006      78,887   13.35 - 14.77     1,133,847     0.04        1.40 - 2.30        4.46 - 5.40

  MIST Janus Forty            2007      62,044 124.70 - 149.97     8,715,091     0.08        1.55 - 2.30      27.48 - 28.45
   Sub-Account                2006      12,842  97.82 - 120.96     1,410,409       --        1.40 - 2.30        0.74 - 1.65

  MIST MFS Value              2007   1,161,519   15.79 - 17.03    19,328,605       --        1.50 - 2.30        5.18 - 6.03
   Sub-Account                2006     386,214   15.02 - 16.20     6,091,254     2.11        1.40 - 2.30      18.58 - 19.65

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                         ---------------------------------- ---------------------------------------------
                                                   UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------  ---------------  ----------------
  MIST Dreman Small                 2007   865,483 13.13 - 13.40 11,511,054       --        1.55 - 2.30     (3.24) - (2.50)
   Cap Value Sub-Account            2006   386,322 13.57 - 13.78  5,287,629     0.53        1.40 - 2.30       21.42 - 22.51

  MIST Pioneer Fund                 2007   441,310 17.99 - 21.26  8,679,759     0.78        1.10 - 2.30         2.60 - 3.85
   Sub-Account                      2006   202,477 17.53 - 19.69  3,839,197       --        1.40 - 2.30       13.30 - 14.32

  MIST Pioneer Mid-Cap              2007        --            --         --     0.48        1.55 - 2.30       10.14 - 10.41
   Value Sub-Account (a)            2006   325,656 11.89 - 12.07  3,904,591     0.31        1.40 - 2.30       10.01 - 11.00

  MIST Pioneer Strategic            2007 4,979,963 18.89 - 21.05 98,174,413     0.56        0.95 - 1.90         4.63 - 5.63
   Income Sub-Account               2006 2,004,763 17.28 - 19.22 37,439,194     8.40        1.40 - 2.25         3.95 - 4.83

  MIST BlackRock Large-Cap          2007   390,444 10.96 - 11.80  4,467,216     0.64        1.55 - 2.30         0.28 - 4.87
   Core Sub-Account                 2006   176,805 10.53 - 11.40  1,947,743       --        1.40 - 2.30       11.66 - 12.66

  MIST BlackRock High Yield         2007   450,432 15.68 - 16.78  7,452,180     8.47        1.70 - 2.30         0.35 - 0.96
   Sub-Account                      2006   198,218 15.62 - 16.62  3,246,398       --        1.70 - 2.30         7.32 - 7.97

  MIST Rainer Large Cap Equity      2007   640,297   9.97 - 9.99  6,390,092     0.09        1.30 - 2.20         1.90 - 2.03
   Sub-Account (b)

  AIM V.I. Core Equity Sub-Account  2007   181,999          4.72    859,118     0.99               1.40                6.61
                                    2006   265,665          4.43  1,176,358     0.53               1.40               13.65

  AIM V.I. Capital Appreciation     2007    77,611          5.59    433,487       --               1.40               10.45
   Sub-Account                      2006   125,055          5.06    632,398     0.05               1.40                4.83
                                    2005   146,864          4.82    708,491     0.06               1.40                7.33
                                    2004   160,011          4.49    719,218       --               1.40                5.14
                                    2003   187,203          4.28    801,309       --               1.40               27.72

  AIM V.I. International Growth     2007   445,944  8.54 - 31.74 11,954,057     1.05        0.95 - 1.75        0.37 - 13.15
   Sub-Account                      2006   119,102          7.56    899,842     0.95               1.40               26.46
                                    2005   140,508          5.97    839,474     0.66               1.40               16.29
                                    2004   149,241          5.14    766,725     0.64               1.40               22.28
                                    2003   157,713          4.20    663,479     0.55               1.40               27.27

  AIM V.I. Basic Balanced           2007   125,704          5.36    673,813     2.71               1.40                0.77
   Sub-Account                      2006   183,755          5.32    977,412     1.83               1.40                9.02
                                    2005   210,112          4.88  1,025,135     1.37               1.40                3.83
                                    2004   248,074          4.70  1,165,729     1.39               1.40                6.02
                                    2003   264,594          4.43  1,174,236     1.95               1.40               14.75

  AIM V.I. Global Real Estate       2007   156,912   9.58 - 9.67  1,510,684     9.59        0.95 - 1.75    (13.59) - (6.80)
   Sub-Account (c)

  MFS Research Sub-Account          2007    34,862          5.72    199,317     0.70               1.40               11.62
                                    2006    54,023          5.12    276,705     0.51               1.40                8.95
                                    2005    71,636          4.70    336,793     0.48               1.40                6.31
                                    2004    78,859          4.42    348,759     1.14               1.40               14.24
                                    2003    97,097          3.87    376,389     0.67               1.40               22.97

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                        ------------------------------------ ---------------------------------------------
                                                   UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                    LOWEST TO       NET         INCOME        LOWEST TO        LOWEST TO
                                          UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        ---------- ------------- ----------- ------------  ---------------  ----------------
  MFS Investors Trust Sub-Account  2007     23,909          5.53     132,122     0.85               1.40                8.76
                                   2006     33,624          5.08     170,831     0.49               1.40               11.43
                                   2005     36,118          4.56     164,685     0.56               1.40                5.83
                                   2004     39,372          4.31     169,641     0.66               1.40                9.80
                                   2003     50,833          3.92     199,719     0.67               1.40               20.45

  MFS New Discovery Sub-
   Account                         2007     13,583          7.31      99,354       --               1.40                1.08
                                   2006     28,494          7.24     206,180       --               1.40               11.65
                                   2005     32,199          6.48     208,682       --               1.40                3.79
                                   2004     37,742          6.24     235,687       --               1.40                5.03
                                   2003     58,708          5.95     349,469       --               1.40               31.86

  Oppenheimer Main Street          2007     45,428          5.60     254,460     1.11               1.40                2.96
   Fund/VA Sub-Account             2006     59,121          5.44     321,623     1.13               1.40               13.43
                                   2005     61,558          4.80     295,228     1.38               1.40                4.51
                                   2004     68,507          4.59     314,388     1.66               1.40                7.93
                                   2003    398,851          4.25   1,697,953     0.97               1.40               24.96

  Oppenheimer Bond Sub-Account     2007     37,290          7.09     264,529     5.54               1.40                2.93
                                   2006     47,067          6.89     324,377     5.59               1.40                3.82
                                   2005     56,108          6.64     372,459     5.19               1.40                1.16
                                   2004     61,376          6.56     402,738     4.89               1.40                4.02
                                   2003     70,248          6.31     443,706     5.47               1.40                5.29

  Oppenheimer Strategic Bond       2007      5,661          8.23      46,614     3.59               1.40                8.16
   Sub-Account                     2006      6,741          7.61      51,318     4.20               1.40                6.00
                                   2005      6,741          7.18      48,414     5.03               1.40                1.24
                                   2004     15,760          7.09     111,803     7.67               1.40                7.16
                                   2003     38,061          6.62     252,302     6.49               1.40               16.43

  Oppenheimer Main Street          2007    492,857 10.26 - 17.46   8,314,186     0.03        0.95 - 1.75    (13.41) - (2.47)
   Small-Cap Sub-Account           2006     17,793         10.53     187,405     0.15               1.40               13.40
                                   2005     20,466          9.29     190,080       --               1.40                8.40
                                   2004     22,744          8.57     194,871       --               1.40               17.76
                                   2003     25,050          7.28     182,493       --               1.40               42.36

  Oppenheimer Money                2007     28,881          5.83     168,352     4.98               1.40                3.52
   Sub-Account                     2006     33,346          5.63     187,777     4.54               1.40                3.26
                                   2005     35,829          5.45     195,378     2.77               1.40                1.44
                                   2004     55,454          5.38     297,947     0.82               1.40              (0.42)
                                   2003    100,223          5.40     541,687     0.95               1.40              (0.61)

  Fidelity VIP Asset Manager       2007 11,728,296 12.10 - 12.42 143,069,941     6.10        0.89 - 1.40       12.69 - 14.48
   Sub-Account                     2006 13,137,764 10.62 - 10.85 140,644,002     2.76        0.89 - 1.40         5.83 - 6.37
                                   2005 14,833,146 10.10 - 10.20 149,964,735     2.76        0.89 - 1.40         2.60 - 3.12
                                   2004 16,742,417   9.84 - 9.89 165,013,843     2.75        0.89 - 1.40         4.00 - 4.53
                                   2003 18,335,507   9.46 - 9.46 173,444,974     3.56        0.89 - 1.40       16.34 - 16.93

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ -------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  --------------
  Fidelity VIP Growth           2007 14,370,091 16.58 - 16.86 239,237,615     0.83        0.89 - 1.40     24.72 -25.83
   Sub-Account                  2006 16,167,140 13.24 - 13.40 214,865,663     0.40        0.89 - 1.40      5.37 - 5.91
                                2005 18,327,783 12.57 - 12.65 231,030,576     0.51        0.89 - 1.40      4.33 - 4.86
                                2004 20,811,605 12.05 - 12.06 251,467,598     0.27        0.89 - 1.40      1.94 - 2.46
                                2003 22,744,437 11.77 - 11.82 269,906,711     0.27        0.89 - 1.40    31.00 - 31.67

  Fidelity VIP Contrafund       2007 16,613,759 12.51 - 50.32 377,396,997     0.95        0.89 - 2.25     14.88 -16.54
   Sub-Account                  2006 17,625,464 10.73 - 40.96 338,418,167     1.29        0.89 - 2.25     9.11 - 10.73
                                2005 18,309,411  9.69 - 33.90 316,067,973     0.29        0.89 - 2.25     4.82 - 15.90
                                2004 18,632,563  8.36 - 14.91 278,932,413     0.33        0.89 - 1.40    13.87 - 14.45
                                2003 19,001,001  7.31 - 13.09 249,830,386     0.46        0.89 - 1.40    26.68 - 27.33

  Fidelity VIP Overseas         2007    826,076 12.67 - 14.58  11,327,734     3.29        1.15 - 1.40     15.67 -15.96
   Sub-Account                  2006    951,985 10.93 - 12.59  11,259,345     0.91        1.15 - 1.40    16.44 - 16.73
                                2005  1,115,424  9.36 - 10.71  11,307,291     0.67        1.15 - 1.40    17.40 - 17.69
                                2004  1,305,755   7.95 - 9.12  11,248,151     1.22        1.15 - 1.40    12.05 - 12.33
                                2003  1,619,585   7.08 - 8.14  12,345,462     0.87        1.15 - 1.40    41.38 - 41.73

  Fidelity VIP Equity-Income    2007    942,455         14.53  13,694,030     1.64               1.40             0.11
   Sub-Account                  2006  1,227,074         14.51  17,809,782     3.26               1.40            18.53
                                2005  1,681,844         12.25  20,594,607     1.71               1.40             4.40
                                2004  2,015,346         11.73  23,638,817     1.61               1.40             9.98
                                2003  2,369,870         10.67  25,308,360     1.89               1.40            28.52

  Fidelity VIP Index 500        2007  7,211,573 17.03 - 17.44 122,812,705     3.57        0.89 - 1.35      4.02 - 4.50
   Sub-Account                  2006  8,294,641 16.29 - 16.69 135,796,690     1.77        0.89 - 1.40    14.12 - 14.71
                                2005  9,738,122 14.28 - 14.55 139,624,446     1.84        0.89 - 1.40      3.37 - 3.90
                                2004 11,319,391 13.81 - 14.01 157,054,492     1.34        0.89 - 1.40      9.07 - 9.63
                                2003 12,981,916 12.66 - 12.78 165,091,158     1.67        0.89 - 1.40    26.63 - 27.27

  Fidelity VIP Money Market     2007  5,148,515   7.35 - 7.86  38,182,657     5.08        0.89 - 1.40      3.69 - 4.22
   Sub-Account                  2006  4,981,073   7.08 - 7.54  35,607,299     4.77        0.89 - 1.40      3.43 - 3.96
                                2005  4,560,029   6.85 - 7.25  31,496,514     3.00        0.89 - 1.40      1.61 - 2.12
                                2004  4,311,139   6.74 - 7.10  29,307,345     1.21        0.89 - 1.40    (0.21) - 0.30
                                2003  3,919,391   6.76 - 7.08  26,629,538     1.08        0.89 - 1.40    (0.40) - 0.10

  Fidelity VIP Mid-Cap          2007    997,653 39.38 - 42.90  40,496,316     0.51        0.95 - 1.90    13.16 - 14.24
   Sub-Account                  2006    398,050 34.80 - 35.93  14,145,793       --        1.50 - 1.90    10.29 - 10.73
                                2005         -- 31.55 - 32.45          --       --        1.50 - 1.90      6.98 - 7.04

  DWS International             2007  3,119,351 12.50 - 12.57  39,213,025     2.39        1.35 - 1.40    12.99 - 13.04
   Sub-Account                  2006  3,170,743 11.07 - 11.12  35,260,353     1.83        1.35 - 1.40    24.17 - 24.23
                                2005  3,098,930   8.91 - 8.95  27,740,668     1.56        1.35 - 1.40    14.56 - 14.61
                                2004  3,067,352   7.78 - 7.81  23,975,184     1.27        1.35 - 1.40    14.91 - 14.96
                                2003  3,132,281   6.77 - 6.79  21,155,108     0.76        1.35 - 1.40    26.04 - 25.98

  MSF FI Mid-Cap Opportunities  2007    574,272  2.76 - 23.91   6,518,918     0.13        0.89 - 1.40      6.82 - 7.37
   Sub-Account                  2006    566,610  2.58 - 22.27   5,260,407     0.01        0.89 - 1.40    10.30 - 10.87
                                2005    579,118  2.34 - 20.09   4,104,050       --        0.89 - 1.40      5.43 - 6.13
                                2004    614,837  2.22 - 18.93   3,336,741     0.76        0.89 - 1.40    15.56 - 17.19
                                2003    472,999          1.92     909,749       --               1.40            32.71

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------
                                                 UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                  LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                        UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF FI Large Cap               2007    275,445 16.41 - 17.97   4,767,365     0.15        1.50 - 2.30        1.57 - 2.39
   Sub-Account                   2006    134,065 16.16 - 17.74   2,286,045       --        1.40 - 2.30        3.73 - 4.67

  MSF FI Value Leaders           2007    211,868 20.17 - 22.08   4,542,761     0.69        1.50 - 2.30        1.71 - 2.53
   Sub-Account                   2006    126,575 19.83 - 21.76   2,662,087       --        1.40 - 2.30        7.04 - 8.00

  MSF Russell 2000 Index         2007    481,904  6.97 - 19.23   8,015,832     0.93        0.89 - 1.40    (2.89) - (2.39)
   Sub-Account                   2006    490,302  7.17 - 19.71   8,227,895     0.92        0.89 - 1.40      16.33 - 16.92
                                 2005    508,847  6.17 - 16.85   7,123,561     0.67        0.89 - 1.40        3.05 - 3.58
                                 2004    476,600  5.98 - 16.27   6,154,751     0.33        0.89 - 1.40      16.12 - 16.72
                                 2003    229,747  5.15 - 13.94   2,230,425     0.26        0.89 - 1.40      44.04 - 44.77

  MSF FI International Stock     2007    398,333  6.06 - 20.94   6,422,071     0.76        1.40 - 1.90        7.99 - 8.79
   Sub-Account                   2006    262,656  5.57 - 19.34   3,232,921     0.70        1.40 - 1.90      14.05 - 14.87
                                 2005    140,779  4.85 - 14.55     683,055     0.67        1.40 - 1.90       8.23 - 16.37
                                 2004    120,078          4.17     500,667     1.24               1.40              16.55
                                 2003    102,075          3.58     365,662     0.63               1.40              26.26

  MSF MetLife Stock Index        2007 17,885,006 13.05 - 51.54 299,989,839     0.90        0.89 - 2.35        2.52 - 4.30
   Sub-Account                   2006 19,358,596 12.71 - 49.42 313,093,531     1.81        0.89 - 2.35      12.52 - 14.44
                                 2005 21,140,946 11.41 - 43.18 301,690,699     1.44        0.89 - 2.35        1.96 - 3.71
                                 2004 20,771,866 11.19 - 41.64 289,969,197     0.76        0.89 - 2.35        7.71 - 9.55
                                 2003 15,022,146 10.39 - 38.01 205,557,582     1.65        0.89 - 2.35      20.39 - 27.07

  MSF BlackRock Legacy           2007     31,453 33.18 - 35.25   1,046,603     0.17        0.89 - 1.35      17.12 - 17.66
   Large-Cap Growth              2006     19,004 28.33 - 29.96     538,656     0.12        0.89 - 1.35        2.74 - 3.21
   Sub-Account                   2005     16,067 27.57 - 29.03     443,189     0.38        0.89 - 1.35        5.57 - 6.06
                                 2004     11,623 26.12 - 27.37     303,907       --        0.89 - 1.35        7.35 - 7.85
                                 2003      8,406 24.33 - 24.55     204,813       --        1.25 - 1.35      33.34 - 33.47

  MSF BlackRock Strategic Value  2007    625,394 20.66 - 21.39  12,924,658     0.30        0.89 - 1.35    (4.75) - (4.31)
   Sub-Account                   2006    613,247 21.69 - 22.35  13,305,490     0.31        0.89 - 1.35      15.17 - 15.70
                                 2005    598,942 18.84 - 19.32  11,283,336       --        0.89 - 1.35        2.76 - 3.23
                                 2004    500,254 18.33 - 18.71   9,178,131       --        0.89 - 1.35      13.79 - 14.32
                                 2003    170,814 16.11 - 16.37   2,754,861       --        0.89 - 1.35      48.13 - 48.81

  MSF BlackRock Bond Income      2007    654,278 39.89 - 58.33  30,160,113     2.44        0.89 - 2.30        3.70 - 5.35
   Sub-Account                   2006    261,942 38.47 - 55.36  11,911,372     2.91        0.89 - 2.30        1.90 - 3.49
                                 2005     69,533 47.73 - 53.56   3,363,782     3.39        0.89 - 1.40        0.99 - 1.51
                                 2004     41,397 47.26 - 52.70   1,980,546     3.19        0.89 - 1.40        2.98 - 3.50
                                 2003     14,179 46.37 - 50.92     658,735       --        0.89 - 1.35        4.43 - 4.92

  MSF BlackRock Large-Cap Value  2007    251,656 14.92 - 15.31   3,754,451     0.91        0.89 - 1.35        2.00 - 2.47
   Sub-Account                   2006    154,904 14.62 - 14.94   2,265,770     1.04        0.89 - 1.35      17.73 - 18.27
                                 2005     77,212 12.42 - 12.63     959,195     0.83        0.89 - 1.35        4.57 - 5.05
                                 2004     51,124 11.88 - 12.03     607,734       --        0.89 - 1.35      11.88 - 12.40
                                 2003     19,981 10.62 - 10.64     212,385     1.28        1.25 - 1.35      33.86 - 33.99

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------ --------------------------------------------
                                                 UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                  LOWEST TO       NET         INCOME        LOWEST TO       LOWEST TO
                                        UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      ---------- ------------- ----------- ------------  ---------------  ---------------
  MSF Lehman Brothers Aggregate  2007    436,992 14.29 - 14.90   6,246,008     4.31        0.89 - 1.35        5.43 - 5.92
   Bond Index Sub-Account        2006    340,120 13.55 - 14.07   4,610,137     4.38        0.89 - 1.35        2.73 - 3.20
                                 2005    300,648 13.19 - 13.63   3,972,358     3.46        0.89 - 1.35        0.70 - 1.16
                                 2004    175,612 13.10 - 13.48   2,302,498     2.68        0.89 - 1.35        2.80 - 3.17
                                 2003     55,030 12.76 - 12.82     702,781       --        1.25 - 1.35        2.24 - 2.35

  MSF Harris Oakmark Large Cap   2007    439,738 14.33 - 14.95   6,305,464     0.80        0.89 - 1.35    (5.09) - (4.65)
   Value Sub-Account             2006    420,888 15.10 - 15.68   6,357,636     0.75        0.89 - 1.35      16.53 - 17.07
                                 2005    423,013 12.96 - 13.39   5,483,921     0.68        0.89 - 1.35    (2.70) - (2.25)
                                 2004    333,624 13.32 - 13.70   4,447,364     0.45        0.89 - 1.35      10.03 - 10.43
                                 2003    144,358 12.12 - 12.18   1,751,217       --        1.25 - 1.35      23.81 - 23.94

  MSF Morgan Stanley EAFE Index  2007  1,079,041 17.30 - 18.05  18,684,621     1.93        0.89 - 1.35        9.32 - 9.83
   Sub-Account                   2006    910,003 15.83 - 16.43  14,411,542     1.63        0.89 - 1.35      24.04 - 24.61
                                 2005    636,754 12.76 - 13.19   8,127,890     1.48        0.89 - 1.35      11.73 - 12.24
                                 2004    350,801 11.42 - 11.75   4,010,502     0.56        0.89 - 1.35      18.04 - 18.58
                                 2003    110,435   9.67 - 9.91   1,069,948       --        0.89 - 1.35      35.79 - 36.42

  MSF MFS Total Return           2007  1,100,140 38.88 - 54.24  50,198,332     1.84        0.89 - 2.30        1.79 - 3.45
   Sub-Account                   2006    647,027 38.20 - 52.44  29,037,432     1.84        0.89 - 2.30       9.43 - 11.22
                                 2005    183,329 42.86 - 47.15   7,938,057     1.60        0.89 - 1.40        1.69 - 2.21
                                 2004     97,363 42.15 - 46.13   4,141,052     2.14        0.89 - 1.40       9.70 - 10.27
                                 2003     19,756 38.75 - 41.84     766,951       --        0.89 - 1.35      15.43 - 15.97

  MSF MetLife Mid-Cap Stock      2007    886,564 16.94 - 17.54  15,036,423     0.79        0.89 - 1.35        6.33 - 6.82
   Index Sub-Account             2006    751,885 15.93 - 16.42  11,992,134     1.17        0.89 - 1.35        8.62 - 9.12
                                 2005    538,128 14.67 - 15.04   7,899,398     0.64        0.89 - 1.35      10.77 - 11.28
                                 2004    364,852 13.24 - 13.52   4,837,054     0.39        0.89 - 1.35      14.49 - 15.02
                                 2003    128,276 11.57 - 11.75   1,485,897       --        0.89 - 1.35      33.16 - 33.77

  MSF Davis Venture Value        2007 39,936,774 14.23 - 42.70 599,873,294     0.67        0.89 - 2.35        1.99 - 3.65
   Sub-Account                   2006 43,433,483 13.94 - 41.19 632,598,729     0.71        0.89 - 2.35      11.76 - 13.57
                                 2005 44,607,893 12.62 - 36.27 574,773,194     0.51        0.89 - 2.35        7.59 - 9.32
                                 2004 54,052,906 11.73 - 33.18 639,730,420     0.45        0.89 - 2.35       9.53 - 11.37
                                 2003 39,457,451 10.71 - 29.79 422,760,202     0.54        0.89 - 2.35      25.13 - 29.71

  MSF Harris Oakmark Focused     2007 18,551,932 15.69 - 40.39 316,048,072     0.35        0.89 - 2.35    (9.25) - (7.67)
   Value Sub-Account             2006 21,686,262 17.28 - 43.74 402,048,625     0.11        0.89 - 2.35       9.58 - 11.46
                                 2005 23,942,954 15.94 - 39.25 399,066,263       --        0.89 - 2.35        7.17 - 9.01
                                 2004 27,909,852 14.88 - 36.00 424,832,489       --        0.89 - 2.35        7.10 - 8.96
                                 2003 29,640,348 13.89 - 33.04 413,588,774     0.09        0.89 - 2.35      26.99 - 31.48

  MSF Jennison Growth            2007 14,275,390  2.70 - 13.10 182,244,421     0.19        1.30 - 2.35       8.79 - 10.11
   Sub-Account                   2006 15,655,366  2.45 - 11.92 182,151,002       --        1.30 - 2.35        0.15 - 1.20
                                 2005 15,959,598  2.42 - 11.44 184,124,042       --        1.40 - 2.35      10.91 - 20.37
                                 2004 22,012,332 10.31 - 10.51 229,058,863     0.01        1.30 - 2.35        6.40 - 7.53
                                 2003 18,943,891   9.69 - 9.77 184,022,742     0.14        1.30 - 2.35      20.13 - 28.02

  MSF BlackRock Money Market     2007 22,951,175 10.16 - 25.09 241,601,183     4.74        1.15 - 2.35        2.37 - 3.61
   Sub-Account                   2006 18,324,659  9.91 - 24.22 187,577,920     4.50        1.30 - 2.35        2.13 - 3.20
                                 2005 12,431,418  9.82 - 23.43 123,785,657     2.01        1.30 - 2.35        0.42 - 1.47
                                 2004      1,856         23.09      42,787     0.70               1.40             (0.42)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                              ---------------------------------- --------------------------------------------
                                                        UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                         LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                                UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                              --------- ------------- ---------- ------------  ---------------  ---------------
  MSF T. Rowe Price Small-Cap            2007    77,656 16.25 - 18.44  1,279,290       --        0.89 - 1.40        8.32 - 8.88
   Growth Sub-Account                    2006    73,595 15.00 - 16.94  1,115,539       --        0.89 - 1.40        2.46 - 2.98
                                         2005    63,311 14.64 - 16.45    932,545       --        0.89 - 1.40       9.47 - 10.19
                                         2004    31,008 13.38 - 14.93    418,893       --        0.89 - 1.40       9.54 - 11.08

  MSF Western Asset Management           2007 2,760,203 14.93 - 17.61 44,641,935     2.32        0.95 - 2.30        1.76 - 3.04
   U. S. Government                      2006 1,527,142 14.41 - 16.38 24,039,423     1.66        1.30 - 2.35        1.51 - 2.58
   Sub-Account                           2005   391,235 14.20 - 15.96  6,040,783       --        1.30 - 2.35    (0.73) - (0.04)

  MSF Oppenheimer Global Equity          2007   501,067 19.16 - 21.24  9,987,034     0.71        0.95 - 1.90        4.25 - 5.25
   Sub-Account                           2006   195,337 18.38 - 19.12  3,691,502     0.20        1.50 - 1.90      14.17 - 14.62
                                         2005        -- 16.10 - 16.68         --       --        1.50 - 1.90        6.63 - 6.70

  MSF MetLife Aggressive Allocation      2007   189,794 12.50 - 12.74  2,403,475     0.05        1.55 - 2.25        0.96 - 1.67
   Sub-Account                           2006   101,305 12.39 - 12.57  1,267,689       --        1.40 - 2.25      11.82 - 12.78

  MSF MetLife Conservative Allocation    2007   242,633 11.07 - 11.20  2,702,849       --        1.55 - 2.00        3.47 - 3.94
   Sub-Account                           2006   194,471 10.65 - 10.81  2,088,145       --        1.40 - 2.25        3.88 - 4.76

  MSF MetLife Conservative to            2007   392,909 11.42 - 11.59  4,529,792       --        1.55 - 2.10        2.62 - 3.19
   Moderate Allocation                   2006   273,176 11.10 - 11.26  3,060,196       --        1.40 - 2.25        6.08 - 6.98
   Sub-Account

  MSF MetLife Moderate Allocation        2007 3,351,654 11.81 - 12.04 40,157,114     0.01        1.55 - 2.25        2.01 - 2.73
   Sub-Account                           2006 1,554,946 11.58 - 11.75 18,172,533       --        1.40 - 2.25        8.31 - 9.23

  MSF Moderate to Aggressive Allocation  2007 5,047,763 12.02 - 12.25 61,541,186     0.02        1.55 - 2.25        1.53 - 2.24
   Sub-Account                           2006 1,876,875 11.84 - 12.01 22,426,140       --        1.40 - 2.25       9.59 - 10.53

  Van Kampen LIT Strategic Growth        2007 1,659,770   5.28 - 5.59  9,156,031       --        1.50 - 2.30      13.98 - 15.33
   Sub-Account                           2006 1,033,865   4.59 - 4.87  4,964,651       --        1.40 - 2.30        0.30 - 1.43
                                         2005    88,859   4.53 - 4.61    402,324     0.27        1.40 - 2.30        4.67 - 6.44
                                         2004   108,230          4.25    460,401       --               1.40               5.54
                                         2003   131,352          4.03    530,047       --               1.40              25.58

  Van Kampen LIT Enterprise              2007    28,313          4.34    122,997     0.39               1.40              11.11
   Sub-Account                           2006    39,881          3.91    155,927     0.42               1.40               5.59
                                         2005    43,297          3.70    160,313     0.71               1.40               6.65
                                         2004    46,381          3.47    161,022     0.40               1.40               2.60
                                         2003    50,200          3.38    170,007     0.52               1.40              24.13

  Van Kampen LIT Growth & Income         2007 3,069,791  7.27 - 27.31 49,067,204     1.01        0.95 - 1.90        0.58 - 1.55
   Sub-Account                           2006 1,465,291  7.17 - 14.19 20,351,040     2.60        1.40 - 1.90      13.80 - 14.62
                                         2005    43,633  6.26 - 12.16    272,973     1.17        1.40 - 1.90        2.34 - 8.46
                                         2004    54,075          5.77    311,904     1.01               1.40              12.78
                                         2003    61,622          5.11    315,500     0.87               1.40              26.26

  Van Kampen Comstock                    2007 5,188,036 14.46 - 16.01 77,264,934     1.17        0.95 - 1.90    (4.18) - (3.26)
   Sub-Account                           2006 2,167,418 15.09 - 15.48 33,275,164     0.01        1.50 - 1.90      13.87 - 14.32
                                         2005        -- 13.26 - 13.54         --       --        1.50 - 1.90        4.60 - 4.67

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                            -------------------------------------
                                                      UNIT VALUE/1/
                                                       LOWEST TO          NET
                                              UNITS   HIGHEST ($)      ASSETS ($)
                                            --------- ------------     ----------
  Federated Equity Income              2007     5,473      5.70            31,173
   Sub-Account                         2006    17,127      5.66            96,942
                                       2005    18,507      4.66            86,264
                                       2004    20,644      4.57            94,430
                                       2003    81,743      4.11           336,474

  Federated High Income Bond           2007    18,999      6.68           126,835
   Sub-Account                         2006    20,273      6.55           132,703
                                       2005    22,143      5.99           132,652
                                       2004    31,469      5.92           186,227
                                       2003    48,364      5.43           263,099

  Federated Mid-Cap Growth Strategy    2007    20,874      6.70           139,853
   Sub-Account                         2006    32,906      5.76           189,442
                                       2005    35,001      5.39           188,801
                                       2004    38,902      4.85           188,806
                                       2003    47,399      4.26           202,365

  Neuberger Genesis Trust              2007       927     15.13            14,022
   Sub-Account                         2006     1,051     12.53            13,167
                                       2005     1,183     11.79            13,953
                                       2004     1,371     10.23            14,030
                                       2003     2,060      8.70            16,629

  Alger American Small Capitalization  2007 7,147,895    11.01 - 11.13 79,134,670
   Sub-Account                         2006 7,749,990     9.53 - 9.61  74,178,889
                                       2005 8,307,133     8.05 - 8.11  67,142,470
                                       2004 9,017,916     6.98 - 7.03  63,245,357
                                       2003 9,758,550     6.08 - 6.10  59,524,857

  T. Rowe Price Growth                 2007   118,255     88.67        10,486,221
   Sub-Account                         2006   128,359     81.07        10,405,667
                                       2005   142,212     71.72        10,198,928
                                       2004   162,635     67.90        11,049,157
                                       2003   171,175     62.15        10,622,175

  T. Rowe Price International          2007    87,971     15.52         1,365,106
   Sub-Account                         2006    96,658     13.80         1,334,230
                                       2005   102,719     11.68         1,199,507
                                       2004   107,931     10.13         1,094,227
                                       2003   117,827      8.98         1,054,871

  T. Rowe Price Prime Reserve          2007    96,955     18.05         1,750,411
   Sub-Account                         2006    87,463     17.37         1,519,155
                                       2005    82,793     16.76         1,387,505
                                       2004    69,819     16.46         1,149,982
                                       2003    87,209     16.48         1,437,342

  Janus Aspen Worldwide Growth         2007     1,182      8.40             9,932
   Sub-Account                         2006     1,276      7.73             9,873
                                       2005     1,375      6.60             9,075
                                       2004     1,477      6.29             9,304
                                       2003     1,585      6.06             6,753

                                               FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------
                                       INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                          INCOME        LOWEST TO       LOWEST TO
                                        RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                       ------------  ---------------  --------------
  Federated Equity Income                  4.43            1.40             0.63
   Sub-Account                             2.18            1.40            21.43
                                           2.24            1.40             1.90
                                           3.43            1.40            11.27
                                           1.93            1.40            25.51

  Federated High Income Bond               7.93            1.40             1.98
   Sub-Account                             8.52            1.40             9.27
                                           8.76            1.40             1.23
                                           8.60            1.40             8.92
                                           7.69            1.40            20.52

  Federated Mid-Cap Growth Strategy          --            1.40            16.37
   Sub-Account                               --            1.40             6.73
                                             --            1.40            11.14
                                             --            1.40            13.82
                                             --            1.40            38.13

  Neuberger Genesis Trust                  0.14            0.89            20.72
   Sub-Account                             1.05            0.89             6.31
                                             --            0.89            15.27
                                           0.15            0.89            17.62
                                             --            0.89            30.49

  Alger American Small Capitalization        --           1.25 - 1.40     15.60 - 15.78
   Sub-Account                               --           1.25 - 1.40     18.35 - 18.53
                                             --           1.25 - 1.40     15.26 - 15.43
                                             --           1.25 - 1.40     14.95 - 15.12
                                             --           1.25 - 1.40     40.37 - 40.58

  T. Rowe Price Growth                     0.60            0.89             9.38
   Sub-Account                             0.62            0.89             5.62
                                           0.07            0.89             5.62
                                           0.59            1.25             9.26
                                           0.16            0.89            30.06

  T. Rowe Price International              1.62            0.89            12.42
   Sub-Account                             1.20            0.89            18.21
                                           1.45            0.89            15.24
                                           1.20            0.89            12.88
                                           0.74            0.89            30.12

  T. Rowe Price Prime Reserve              4.77            0.89             3.94
   Sub-Account                             4.55            0.89             3.64
                                           2.70            0.89             1.81
                                           0.81            0.89           (0.10)
                                           0.69            0.89           (0.30)

  Janus Aspen Worldwide Growth             0.76            0.89             8.65
   Sub-Account                             1.77            0.89            17.16
                                           1.36            0.89             4.93
                                           1.00            0.89             3.85
                                           0.01            0.89            22.89

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                      ------------------------------------- --------------------------------------------
                                                 UNIT VALUE/1/              INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                  LOWEST TO        NET         INCOME        LOWEST TO       LOWEST TO
                                        UNITS    HIGHEST ($)    ASSETS ($)   RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      --------- --------------- ----------- ------------  ---------------  ---------------
  American Funds Global Small    2007   985,561   34.16 - 37.13  35,036,450     2.98        0.89 - 1.75      19.31 - 20.35
   Capitalization Sub-Account    2006   666,735   29.64 - 30.85  19,777,453     0.46        0.89 - 1.35      22.39 - 22.96
                                 2005   470,780   24.22 - 25.09  11,408,824     0.90        0.89 - 1.35      23.68 - 24.24
                                 2004   282,816   19.58 - 20.19   5,545,295       --        0.89 - 1.35      19.26 - 19.81
                                 2003    77,922   16.42 - 16.85   1,281,166     0.07        0.89 - 1.35      51.47 - 52.17

  American Funds Growth          2007 1,458,315 142.42 - 199.51 245,762,919     0.98        0.89 - 2.30       9.78 - 11.35
   Sub-Account                   2006   729,519 129.74 - 179.18 111,503,370     1.17        0.89 - 2.30        7.72 - 9.24
                                 2005   208,063 120.44 - 164.02  30,740,407     0.78        0.89 - 2.30       6.63 - 15.16
                                 2004   132,705 129.36 - 142.42  17,199,760     0.21        0.89 - 1.35      10.98 - 11.50
                                 2003    59,754 116.56 - 127.74   6,979,020     0.16        0.89 - 1.35      34.97 - 35.60

  American Funds Growth-Income   2007 1,369,874  96.80 - 135.60 156,224,069     1.92        0.89 - 2.30        2.64 - 4.11
   Sub-Account                   2006   687,630  94.31 - 130.25  76,344,065     2.27        0.89 - 2.30      12.59 - 14.18
                                 2005   199,680  83.76 - 114.07  20,563,346     1.49        0.89 - 2.30        4.51 - 4.90
                                 2004   137,919  98.77 - 108.74  13,647,442     1.15        0.89 - 1.35        8.89 - 9.39
                                 2003    53,632   90.71 - 99.40   4,876,338     1.38        0.89 - 1.35      30.65 - 31.25

  American Funds Global Growth   2007 3,676,314   26.64 - 30.77 104,847,881     3.27        0.95 - 2.30      12.22 - 13.76
   Sub-Account                   2006 1,374,016   23.74 - 25.90  34,540,668     0.78        1.40 - 2.30      17.70 - 18.76
                                 2005    22,386   20.17 - 21.81     473,459       --        1.40 - 2.30        7.09 - 7.25

  American Funds Bond            2007   413,860   15.27 - 16.64   6,639,941     8.01        0.95 - 1.75        0.28 - 2.19
   Sub-Account (c)

  AllianceBernstein Large-Cap    2007    29,088   35.49 - 37.77   1,081,236       --        1.50 - 1.90      11.46 - 11.91
   Growth Sub-Account            2006    19,969   31.84 - 33.74     665,657       --        1.50 - 1.90    (2.54) - (2.15)
                                 2005        --   32.67 - 34.49          --       --        1.50 - 1.90        5.62 - 5.69

  FTVIPT Franklin Templeton      2007 1,494,843   15.37 - 25.43  26,039,062     2.07        1.55 - 2.30      25.84 - 26.79
   Developing Markets            2006   764,911   12.21 - 20.23  11,178,712     1.22        1.40 - 2.30      25.19 - 26.31
   Sub-Account                   2005    21,537    9.76 - 16.02     230,232       --        1.40 - 2.30      10.70 - 10.86

  FTVIPT Franklin Mutual Shares  2007 3,006,411   22.90 - 25.46  71,392,728     1.37        0.95 - 1.90        1.52 - 2.50
   Securities Sub-Account        2006 1,273,727   22.56 - 23.49  29,530,718     0.99        1.50 - 1.90      16.16 - 16.62
                                 2005    11,181   18.72 - 20.33     217,513       --        1.40 - 2.30        4.64 - 4.79

  FTVIPT Franklin Templeton      2007 1,778,828   15.73 - 36.77  56,498,732     1.81        1.55 - 2.30      12.82 - 13.67
   Foreign Securities            2006   946,611   13.88 - 32.88  24,137,809     1.33        1.40 - 2.30      18.69 - 19.76
   Sub-Account                   2005    33,847   11.86 - 25.00     813,751       --        1.40 - 2.30        4.87 - 5.02

  FTVIPT Franklin Templeton      2007 2,063,301   13.72 - 19.85  38,096,365     1.31        0.95 - 1.90        0.41 - 1.37
   Growth Securities             2006   784,417   18.41 - 19.72  15,182,959     0.76        1.50 - 1.90         19.52 - 20
   Sub-Account                   2005        --   15.41 - 15.57          --       --        1.50 - 1.90        4.78 - 4.84

  FTVIPT Franklin Income         2007 1,974,360   39.38 - 50.37  88,519,218     3.16        0.95 - 2.25        1.44 - 2.77
   Securities Sub-Account        2006   664,025   38.83 - 45.21  28,820,820     2.35        1.40 - 2.25      15.62 - 16.60
                                 2005     4,136   33.58 - 38.78     150,925       --        1.40 - 2.25        0.82 - 0.96

  FTVIPT Franklin Templeton      2007   318,925   12.27 - 13.18   4,080,871     0.01        0.95 - 1.75        3.66 - 9.78
   Global Income Securities
   Sub-Account (c)

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                     ------------------------------------ ----------------------------------------------
                                                UNIT VALUE/1/             INVESTMENT/2/ EXPENSE RATIO/3/  TOTAL RETURN/4/
                                                 LOWEST TO       NET         INCOME        LOWEST TO        LOWEST TO
                                       UNITS    HIGHEST ($)   ASSETS ($)   RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                     ---------- ------------- ----------- ------------  ---------------  -----------------
  FTVIPT Franklin Templeton     2007    251,664   8.75 - 8.79   2,208,487       --        0.95 - 1.75     (14.60) - (3.45)
   Small Cap Value Securities
   Sub-Account (c)

  Van Kampen UIF Equity and     2007 10,934,412 14.95 - 15.63 166,104,798     2.06        0.95 - 1.90          1.41 - 2.38
   Income Sub-Account           2006  4,592,861 14.74 - 14.96  68,376,576     0.79        1.50 - 1.90        10.46 - 10.91
                                2005         -- 13.34 - 13.49          --       --        1.50 - 1.90          2.16 - 2.22

  Van Kampen UIF U.S Real       2007  2,043,530 24.02 - 49.19  52,908,525     2.27        0.95 - 1.90    (18.64) - (17.86)
   Estate Sub-Account           2006    928,174 29.52 - 30.20  27,806,209     0.66        1.50 - 1.90        35.46 - 36.00
                                2005         --  21.8 - 22.20          --       --        1.50 - 1.90          7.52 - 7.59

  Van Kampen UIF U.S. Mid-Cap   2007    257,428 10.95 - 11.05   2,833,669     0.17        0.95 - 1.75      (6.13) - (6.63)
   Value Sub-Account (c)

  Pioneer VCT Mid-Cap           2007    813,072 31.43 - 35.50  26,728,784     0.54        0.95 - 1.90          3.35 - 4.34
   Sub-Account                  2006    262,287 30.41 - 31.88   8,219,057       --        1.50 - 1.90        10.16 - 10.60
                                2005         -- 27.60 - 28.83          --       --        1.50 - 1.90          6.23 - 6.29

  LMPVET Small Cap              2007    754,675 13.77 - 17.53  10,904,358       --        1.10 - 2.30          7.50 - 8.80
   Growth Sub-Account           2006    325,638 12.81 - 13.36   4,282,564     0.46        1.40 - 2.30        10.21 - 11.20
                                2005     15,787 11.63 - 12.01     187,061       --        1.40 - 2.30          5.33 - 5.49

  LMPVET Investors              2007    279,645 15.98 - 17.30   4,699,165     1.52        1.50 - 2.30          1.53 - 2.35
   Sub-Account                  2006    130,370 15.74 - 17.05   2,127,448     2.98        1.40 - 2.30        15.58 - 16.62
                                2005      6,750 13.62 - 14.62      95,594     1.12        1.40 - 2.30          3.58 - 3.73

  LMPV Capital and Income       2007         --            --          --     0.71        1.50 - 1.90          5.04 - 5.17
   Sub-Account (a)              2006  3,099,287 11.58 - 11.66  36,059,191     3.42        1.50 - 1.90          9.10 - 9.54
                                2005         -- 10.61 - 10.64          --       --        1.50 - 1.90          1.65 - 1.71

  LMPVET Equity Index           2007  2,276,152  9.89 - 29.42  66,117,281     2.15        1.55 - 2.90          2.17 - 3.30
   Sub-Account                  2006  1,440,692  9.61 - 10.25  41,031,761     3.98        1.40 - 2.90        12.51 - 13.52
                                2005      2,224  25.69 - 9.03      19,773     1.22        1.40 - 2.90          3.64 - 3.83

  LMPVET Fundamental Value      2007  2,440,021 31.33 - 37.72  84,463,307     1.55        0.95 - 2.30      (1.05) - (0.31)
   Sub-Account                  2006  1,257,495 31.66 - 35.61  43,419,332     3.96        1.40 - 2.30        14.15 - 15.18
                                2005      1,160 27.73 - 30.92      34,376     0.96        1.40 - 2.30          3.30 - 3.45
                                2004         --            --          --       --                 --                   --
                                2003         --            --          --       --                 --                   --

  LMPVET Appreciation           2007  2,591,844 15.95 - 36.42  83,497,462     1.37        0.95 - 2.30          1.22 - 7.39
   Sub-Account                  2006  1,236,956 27.95 - 32.05  38,211,834     2.66        1.40 - 2.30        12.19 - 13.21
                                2005      1,722 24.91 - 28.31      47,007     0.48        1.40 - 2.30          2.32 - 2.47

  LMPVET Aggressive Growth      2007  9,406,900 13.02 - 15.26 127,959,661       --        0.95 - 2.30        (0.82) - 0.54
   Sub-Account                  2006  5,468,811 13.12 - 13.68  73,942,504       --        1.40 - 2.30          6.32 - 7.28
                                2005     15,934 12.34 - 12.75     200,186       --        1.40 - 2.30          3.53 - 3.68

  LMPVET Large Cap Growth       2007    699,543 13.49 - 14.58   9,921,012     0.05        1.50 - 2.30          2.90 - 3.73
   Sub-Account                  2006    433,171 13.11 - 14.18   5,945,005     0.30        1.40 - 2.30          2.22 - 3.15
                                2005     15,016 12.83 - 13.74     201,094     0.12        1.40 - 2.30          4.17 - 4.33

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                        ---------------------------------- --------------------------------------------
                                                  UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                   LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                          UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                        --------- ------------- ---------- ------------  ---------------  ---------------
  LMPV Large Cap Value             2007        --            --         --     0.46        1.50 - 1.90        5.01 - 5.15
   Sub-Account (a)                 2006    47,187 23.80 - 25.02  1,166,335     2.30        1.50 - 1.90      16.05 - 16.52
                                   2005        -- 20.51 - 21.48         --       --        1.50 - 1.90        3.64 - 3.71

  LMPVET Social Awareness          2007    19,022 28.57 - 30.42    565,965     1.84        1.50 - 1.90        8.80 - 9.24
   Sub-Account                     2006    10,361 26.26 - 27.85    281,509     1.25        1.50 - 1.90        5.67 - 6.09
                                   2005        -- 24.85 - 26.25         --       --        1.50 - 1.90        3.13 - 3.20

  LMPVET Capital and Income        2007 4,737,273 12.15 - 15.28 59,957,587     1.99        1.10 - 1.90        0.27 - 5.14
   Sub-Account (^)                 2006   154,474 14.18 - 14.70  2,252,417     2.55        1.40 - 2.25       9.67 - 10.61
                                   2005     2,660 12.93 - 13.29     35,068     0.84        1.40 - 2.25        2.63 - 2.77

  LMPVET Multi-Discipline          2007        --            --         --     0.71        1.50 - 2.30        1.26 - 1.96
   Sub-Account-Large Cap           2006    77,203 15.58 - 16.19  1,228,885     1.69        1.40 - 2.30       9.73 - 10.72
   Growth and Value (d)            2005     2,136 14.20 - 14.62     30,931     0.63        1.40 - 2.30        3.24 - 3.39

  LMPVET Capital                   2007   542,230 16.11 - 16.80  8,963,789     0.52        1.50 - 2.30      (0.48) - 0.32
   Sub-Account                     2006   284,789 16.19 - 16.82  4,710,142     0.93        1.40 - 2.30      11.04 - 12.04
                                   2005     9,633 14.58 - 15.01    142,551     0.35        1.40 - 2.30        3.40 - 3.55

  LMPVET Global Equity             2007   417,802 18.13 - 18.61  7,705,323     0.61        1.50 - 2.00        2.82 - 3.34
   Sub-Account                     2006   290,262 17.41 - 18.08  5,189,364     1.84        1.40 - 2.30      12.59 - 13.60
                                   2005    10,041 15.46 - 15.92    159,052     0.46        1.40 - 2.30        3.79 - 3.94

  LMPV Premier Selections          2007        --            --         --     0.10        1.50 - 1.65        6.43 - 6.48
   All Cap Growth                  2006    16,983 12.15 - 12.51    211,218       --        1.50 - 1.90        5.32 - 5.74
   Sub-Account (a)                 2005        -- 11.53 - 11.83         --       --        1.50 - 1.90        4.26 - 4.33

  LMPVET Dividend Strategy         2007   834,706  9.41 - 10.05  8,243,529     2.90        1.50 - 2.30        4.02 - 4.86
   Sub-Account                     2006   321,925   9.04 - 9.59  3,032,256     5.84        1.50 - 2.30      15.26 - 16.18
                                   2005     3,967   7.85 - 8.25     31,996     1.35        1.50 - 2.30        1.96 - 2.09

  LMPV Growth and Income           2007        --            --         --     0.12        1.50 - 1.90        4.51 - 4.65
   Sub-Account (a)                 2006   351,206 10.05 - 28.80  3,608,020     1.57        1.50 - 2.90      10.37 - 12.11
                                   2005        --   9.11 - 9.34         --       --        1.50 - 1.90        4.41 - 4.47

  LMPVET Lifestyle Allocation 50%  2007   590,437 15.45 - 16.14  9,409,255     5.14        1.50 - 1.90        1.26 - 1.67
   Sub-Account                     2006   177,614 13.97 - 15.88  2,794,996     5.99        1.50 - 1.90        6.19 - 6.61
                                   2005        -- 14.37 - 14.89         --       --        1.50 - 1.90        2.97 - 3.03

  LMPVET Lifestyle Allocation 70%  2007   250,067 14.23 - 14.86  3,668,950     4.65        1.50 - 1.90        1.87 - 2.28
   Sub-Account                     2006    23,381 13.97 - 14.53    336,900     3.81        1.50 - 1.90        6.81 - 7.24
                                   2005        -- 13.08 - 13.55         --       --        1.50 - 1.90        3.86 - 3.93

  LMPVET Lifestyle Allocation 85%  2007 1,057,927 14.80 - 16.41 16,581,727     5.12        0.95 - 1.90        1.41 - 2.38
   Sub-Account                     2006    21,392 14.59 - 15.18    320,998     1.97        1.50 - 1.90        7.41 - 7.84
                                   2005        -- 13.59 - 14.08         --       --        1.50 - 1.90        3.84 - 3.90

  LMPVIT Adjustable Rate Income    2007   310,564 10.02 - 10.28  3,178,900     5.20        1.50 - 2.10    (0.76) - (0.16)
   Sub-Account                     2006   216,326 10.04 - 10.33  2,220,514    11.96        1.40 - 2.25        1.79 - 2.66
                                   2005       351  9.87 - 10.06      3,504     3.00        1.40 - 2.25        0.29 - 0.42

                   METLIFE INVESTORS USA SEPARATE ACCOUNT A
                  OF METLIFE INVESTORS USA INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                              AS OF DECEMBER 31                 FOR THE YEAR ENDED DECEMBER 31
                                      ---------------------------------- --------------------------------------------
                                                UNIT VALUE/1/            INVESTMENT/2/ EXPENSE RATIO/3/ TOTAL RETURN/4/
                                                 LOWEST TO       NET        INCOME        LOWEST TO       LOWEST TO
                                        UNITS   HIGHEST ($)   ASSETS ($)  RATIO (%)      HIGHEST (%)     HIGHEST (%)
                                      --------- ------------- ---------- ------------  ---------------  ---------------
  LMPVIT Global High Yield Bond  2007 2,527,054 15.11 - 16.97 40,738,484     9.95        1.10 - 2.30    (2.35) - (1.17)
   Sub-Account                   2006 1,039,676 15.48 - 16.73 16,994,644    15.93        1.40 - 2.30        8.13 - 9.11
                                 2005     3,458 14.31 - 15.33     51,516     6.03        1.40 - 2.30        1.28 - 1.42

  LMPVIT Money Market            2007 3,326,218 12.23 - 14.61 44,647,513     4.76        0.95 - 2.30        2.51 - 3.91
   Sub-Account                   2006 1,600,672 11.93 - 13.35 20,676,751     4.63        1.40 - 2.30        2.26 - 3.18
                                 2005    15,276 11.66 - 12.94    190,202     0.15        1.40 - 2.30        0.25 - 0.40
                                 2004        --            --         --       --                 --                 --
                                 2003        --            --         --       --                 --                 --

1 The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.
2 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.
3 These amounts represent the annualized contract expenses of the Separate
  Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.
4 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
(a)For the period January 1, 2007 to April 27, 2007.
(b)For the period November 12, 2007 to December 31, 2007.
(c)For the period June 1, 2007 to December 31, 2007.
(d)For the period January 1, 2007 to November 9, 2007.
(^)Formerly LMPV Multiple Discipline Sub-Account-Balanced All Cap Growth and
   Value.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Investors USA Insurance Company:

     We have audited the accompanying balance sheets of MetLife Investors USA Insurance Company (the "Company") as of December 31, 2007 and 2006, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of MetLife Investors USA Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 14, the accompanying 2006 and 2005 financial statements have been restated.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 3, 2008
(June 25, 2008, as to Note 15)

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                  2007        2006
                                                                -------   ------------
                                                                          As Restated,
                                                                           See Note 14
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $4,322 and $4,056,
     respectively)............................................  $ 4,328      $ 4,077
  Equity securities available-for-sale, at estimated fair
     value (cost: $11 and $19, respectively)..................       10           19
  Mortgage loans on real estate...............................      405          478
  Policy loans................................................       39           37
  Real estate joint ventures held-for-investment..............       13           --
  Other limited partnership interests.........................      200           33
  Short-term investments......................................      483          355
  Other invested assets.......................................       26           16
                                                                -------      -------
     Total investments........................................    5,504        5,015
Cash and cash equivalents.....................................       91           38
Accrued investment income.....................................       54           55
Premiums and other receivables................................    2,948        1,909
Deferred policy acquisition costs.............................    1,806        1,533
Current income tax recoverable................................       14          120
Other assets..................................................      567          578
Separate account assets.......................................   23,842       18,616
                                                                -------      -------
     Total assets.............................................  $34,826      $27,864
                                                                =======      =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   444      $   259
  Policyholder account balances...............................    5,489        4,958
  Other policyholder funds....................................    1,374        1,221
  Long-term debt -- affiliated................................      435          435
  Deferred income tax liability...............................      327          246
  Payables for collateral under securities loaned and other
     transactions.............................................      928          901
  Other liabilities...........................................      412          161
  Separate account liabilities................................   23,842       18,616
                                                                -------      -------
     Total liabilities........................................   33,251       26,797
                                                                -------      -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY:
Preferred stock, par value $1.00 per share; 200,000 shares
  authorized, issued and outstanding at December 31, 2007 and
  2006........................................................       --           --
Common stock, par value $200.00 per share; 15,000 shares
  authorized; 11,000 shares issued and outstanding at December
  31, 2007 and 2006...........................................        2            2
Additional paid-in capital....................................      960          710
Retained earnings.............................................      621          356
Accumulated other comprehensive income (loss).................       (8)          (1)
                                                                -------      -------
     Total stockholder's equity...............................    1,575        1,067
                                                                -------      -------
     Total liabilities and stockholder's equity...............  $34,826      $27,864
                                                                =======      =======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                              2007     2006   2005
                                                             ------   -----   ----
                                                                      AS RESTATED,
                                                                       SEE NOTE 14
REVENUES
Premiums...................................................  $  154   $  89   $ 59
Universal life and investment-type product policy fees.....     568     417    389
Net investment income......................................     244     242    221
Other revenues.............................................     140     102     76
Net investment gains (losses)..............................     239    (107)   (27)
                                                             ------   -----   ----
     Total revenues........................................   1,345     743    718
                                                             ------   -----   ----
EXPENSES
Policyholder benefits and claims...........................     192      87     58
Interest credited to policyholder account balances.........     247     235    216
Other expenses.............................................     537     358    304
                                                             ------   -----   ----
     Total expenses........................................     976     680    578
                                                             ------   -----   ----
Income before provision for income tax.....................     369      63    140
Provision for income tax...................................     104       3     34
                                                             ------   -----   ----
Net income.................................................  $  265   $  60   $106
                                                             ======   =====   ====




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                          ACCUMULATED
                                                                 ADDITIONAL                  OTHER
                                            PREFERRED   COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                              STOCK      STOCK     CAPITAL    EARNINGS   INCOME (LOSS)    TOTAL
                                            ---------   ------   ----------   --------   -------------   ------
Balance at January 1, 2005................     $ --      $  2       $398        $190          $ 36       $  626
Comprehensive income (loss):
  Net income, as restated, see Note 14....                                       106                        106
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                     (81)         (81)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                  (80)
                                                                                                         ------
  Comprehensive income (loss).............                                                                   26
                                               ----      ----       ----        ----          ----       ------
Balance at December 31, 2005, as restated,
  see Note 14.............................       --         2        398         296           (44)         652
Contribution of intangible assets from
  MetLife, Inc., net of income tax........                           162                                    162
Capital contribution from MetLife
  Insurance Company of Connecticut........                           150                                    150
Comprehensive income (loss):
  Net income, as restated, see Note 14....                                        60                         60
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                       1            1
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      42           42
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   43
                                                                                                         ------
  Comprehensive income (loss).............                                                                  103
                                               ----      ----       ----        ----          ----       ------
Balance at December 31, 2006, as restated,
  see Note 14.............................       --         2        710         356            (1)       1,067
Capital contribution from MetLife
  Insurance Company of Connecticut........                           250                                    250
Comprehensive income (loss):
  Net income..............................                                       265                        265
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                      (1)          (1)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                      (6)          (6)
                                                                                                         ------
     Other comprehensive income (loss)....                                                                   (7)
                                                                                                         ------
  Comprehensive income (loss).............                                                                  258
                                               ----      ----       ----        ----          ----       ------
Balance at December 31, 2007..............      $--        $2       $960        $621          $ (8)      $1,575
                                               ====      ====       ====        ====          ====       ======




                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                2007      2006      2005
                                                              -------   -------   -------
                                                                           AS RESTATED,
                                                                           SEE NOTE 14
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   265   $    60   $   106
Adjustments to reconcile net income to net cash provided by
  (used in) operating activities:
     Depreciation and amortization expenses.................        9         4        --
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................       (1)        6        15
     (Gains) losses from sales of investments, net..........     (239)      107        27
     Gain from recapture of ceded reinsurance...............      (22)       --        --
     Interest credited to policyholder account balances.....      247       235       216
     Universal life and investment-type product policy
       fees.................................................     (568)     (417)     (389)
     Undistributed equity earnings of real estate joint
       ventures and other limited partnership interests.....        4        --        --
     Change in accrued investment income....................        1        (2)      (13)
     Change in premiums and other receivables...............     (331)     (287)     (526)
     Change in deferred policy acquisition costs, net.......     (268)     (324)     (126)
     Change in insurance-related liabilities................      243       169       164
     Change in income tax recoverable.......................      191        11       220
     Change in other assets.................................      288       193        86
     Change in other liabilities............................      248        (7)       96
                                                              -------   -------   -------
Net cash provided by (used in) operating activities.........       67      (252)     (124)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    1,463     2,213     1,943
     Equity securities......................................        7        --        --
     Mortgage loans on real estate..........................      105       111        24
     Other limited partnership interests....................        7        --        --
  Purchases of:
     Fixed maturity securities..............................   (1,756)   (1,936)   (2,685)
     Mortgage loans on real estate..........................      (33)     (141)      (20)
     Real estate and real estate joint ventures.............      (13)       --        --
     Other limited partnership interests....................     (178)      (29)       --
  Net change in short-term investments......................     (128)      (71)     (153)
  Net change in other invested assets.......................      (21)      (73)      (36)
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (547)       74      (927)
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................    7,737     6,119     3,758
     Withdrawals............................................   (7,481)   (6,017)   (3,398)
  Net change in payables for collateral under securities
     loaned and other transactions..........................       27       (86)      197
  Long-term debt issued.....................................       --        --       400
  Capital contribution from MetLife Insurance Company of
     Connecticut............................................      250       150        --
                                                              -------   -------   -------
Net cash provided by financing activities...................      533       166       957
                                                              -------   -------   -------
Change in cash and cash equivalents.........................       53       (12)      (94)
Cash and cash equivalents, beginning of year................       38        50       144
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $    91   $    38   $    50
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest...............................................  $    31   $    31   $    18
                                                              =======   =======   =======
     Income tax.............................................  $   (87)  $    (9)  $  (186)
                                                              =======   =======   =======
  Non-cash transactions during the year:
     Contribution of intangible assets from MetLife, Inc.,
       net of deferred income tax (see Note 5)..............  $    --   $   162   $    --
                                                              =======   =======   =======




--------
See Note 6 for non-cash reinsurance transactions.

                 See accompanying notes to financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14)

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     MetLife Investors USA Insurance Company (the "Company"), a Delaware domiciled life insurance company is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC"). MICC is a subsidiary of MetLife, Inc. ("MetLife"). On October 11, 2006, the Company was transferred from MetLife Investors Group, Inc. ("MLIG") to MICC. Prior to October 11, 2006, the Company was a wholly-owned subsidiary of MLIG. The Company markets, administers and insures a broad range of term life and universal life insurance policies and variable and fixed annuity contracts.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     Certain amounts in the prior year periods' financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)   investment impairments;

          (iii)  the recognition of income on certain investments;

          (iv)   the fair value of and accounting for derivatives;

          (v) the capitalization and amortization of deferred policy acquisition costs ("DAC");

          (vi)   the liability for future policyholder benefits;

          (vii) accounting for income taxes and the valuation of deferred tax assets;

          (viii) accounting for reinsurance transactions; and

          (ix)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each of the Company's investments are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2);
     (vii) unfavorable changes in forecasted cash

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


     flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


The Company uses a variety of derivatives, including swaps and futures to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income
(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the financial statements and that their related changes in fair value could materially affect reported net income.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Computer Software

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $49 million and $34 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $6 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $6 million and $3 million for the years ended December 31, 2007 and 2006. There was no amortization expense for the year ended December 31, 2005.

  Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance is caused only by variability in premium volumes.

     The Company amortizes DAC related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited.

     The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 5% to 7%.

     Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 13%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include fees on reinsurance financing agreements and advisory fees. Such fees are recognized in the period in which services are performed.

  Income Taxes

     Effective October 11, 2006, the Company joined MICC's includable subsidiaries in filing a federal income tax return. Prior to the transfer of the Company to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii)  future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Foreign Currency

     The Company participates in reinsurance transactions with a foreign company. Balance sheet accounts are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur. Translation adjustments and gains and losses from foreign currency transactions were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005, respectively.

  Litigation Contingencies

     The Company is a party to legal actions and has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded could have a material adverse effect upon the Company's net income or cash flows in particular annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have an impact on the Company's financial statements.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 did not have a material impact on the Company's financial statements.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's financial statements, and has provided the required disclosures.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument- by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies, which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                            DECEMBER 31, 2007
                                            ------------------------------------------------
                                                             GROSS
                                             COST OR      UNREALIZED
                                            AMORTIZED    ------------     ESTIMATED     % OF
                                               COST      GAIN    LOSS    FAIR VALUE    TOTAL
                                            ---------    ----    ----    ----------    -----
                                                              (IN MILLIONS)
U.S. corporate securities...............      $1,736      $25     $49      $1,712       39.6%
Residential mortgage-backed securities..         953       10       7         956       22.1
Foreign corporate securities............         509       16       7         518       12.0
U.S. Treasury/agency securities.........         413       17      --         430        9.9
Commercial mortgage-backed securities...         406        4       6         404        9.3
Asset-backed securities.................         213        1       9         205        4.7
Foreign government securities...........          71       11      --          82        1.9
State and political subdivision
  securities............................          21       --      --          21        0.5
                                              ------      ---     ---      ------      -----
  Total fixed maturity securities.......      $4,322      $84     $78      $4,328      100.0%
                                              ======      ===     ===      ======      =====
Non-redeemable preferred stock..........      $   11      $--     $ 1      $   10      100.0%
                                              ------      ---     ---      ------      -----
  Total equity securities...............      $   11      $--     $ 1      $   10      100.0%
                                              ======      ===     ===      ======      =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

                                                         DECEMBER 31, 2006
                                           --------------------------------------------
                                                          GROSS
                                            COST OR     UNREALIZED
                                           AMORTIZED   -----------    ESTIMATED    % OF
                                              COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                           ---------   ----   ----   ----------   -----
                                                           (IN MILLIONS)
U.S. corporate securities................    $1,775     $29    $24     $1,780      43.7%
Residential mortgage-backed securities...       857       7      3        861      21.1
Foreign corporate securities.............       430      14      4        440      10.8
U.S. Treasury/agency securities..........       349       1      3        347       8.5
Commercial mortgage-backed securities....       375       2      5        372       9.1
Asset-backed securities..................       201       1      1        201       4.9
Foreign government securities............        66       7     --         73       1.8
State and political subdivision
  securities.............................         3      --     --          3       0.1
                                             ------     ---    ---     ------     -----
  Total fixed maturity securities........    $4,056     $61    $40     $4,077     100.0%
                                             ======     ===    ===     ======     =====
Non-redeemable preferred stocks..........    $   19     $--    $--     $   19     100.0%
                                             ------     ---    ---     ------     -----
  Total equity securities................    $   19     $--    $--     $   19     100.0%
                                             ======     ===    ===     ======     =====



     The Company held foreign currency derivatives with notional amounts of $26 million and $23 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $32 million and $46 million, respectively, and unrealized losses of $4 million and $1 million, respectively. These securities are classified within asset-backed securities in the immediately preceding table. At December 31, 2007, 11% have been guaranteed by financial guarantors, all of which were guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $83 million of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $42 million, $21 million and $20 million at December 31, 2007, are included within corporate securities, asset-backed securities and state and political subdivisions, respectively, and 80% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $184 million and $180 million at December 31, 2007 and 2006, respectively. These securities had net unrealized gains of $4 million and $8 million at December 31, 2007 and 2006, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  152      $  153       $  177      $  176
Due after one year through five years...       795         805          993       1,000
Due after five years through ten years..       658         660          487         491
Due after ten years.....................     1,145       1,145          966         976
                                            ------      ------       ------      ------
  Subtotal..............................     2,750       2,763        2,623       2,643
Mortgage-backed and asset-backed
  securities............................     1,572       1,565        1,433       1,434
                                            ------      ------       ------      ------
  Total fixed maturity securities.......    $4,322      $4,328       $4,056      $4,077
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       --------------------------
                                                       2007      2006       2005
                                                       ----     ------     ------
                                                              (IN MILLIONS)
Proceeds.............................................  $958     $1,760     $1,873
Gross investment gains...............................  $ 24     $    7     $    7
Gross investment losses..............................  $(37)    $  (32)    $  (29)

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  693         $28         $322          $21        $1,015         $49
Residential mortgage-backed
  securities....................       240           6           54            1           294           7
Foreign corporate securities....       149           3           93            4           242           7
U.S. Treasury/agency
  securities....................         7          --            5           --            12          --
Commercial mortgage-backed
  securities....................        36           1          149            5           185           6
Asset-backed securities.........       107           5           50            4           157           9
Foreign government securities...        --          --           --           --            --          --
State and political subdivision
  securities....................        10          --           --           --            10          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,242         $43         $673          $35        $1,915         $78
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    8         $--         $  2          $ 1        $   10         $ 1
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       273                      157
                                    ======                     ====




                                                               DECEMBER 31, 2006
                                  ---------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                  -----------------------   -----------------------   -----------------------
                                                  GROSS                     GROSS                     GROSS
                                   ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                  FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                  ----------   ----------   ----------   ----------   ----------   ----------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.......    $  531         $ 7         $445          $17        $  976         $24
Residential mortgage-backed
  securities....................       219           1          184            2           403           3
Foreign corporate securities....        97           1           93            3           190           4
U.S. Treasury/agency
  securities....................       205           3            8           --           213           3
Commercial mortgage-backed
  securities....................       105           1          152            4           257           5
Asset-backed securities.........        46          --           36            1            82           1
Foreign government securities...         2          --            7           --             9          --
State and political subdivision
  securities....................        --          --           --           --            --          --
                                    ------         ---         ----          ---        ------         ---
  Total fixed maturity
     securities.................    $1,205         $13         $925          $27        $2,130         $40
                                    ======         ===         ====          ===        ======         ===
Equity securities...............    $    4         $--         $ --          $--        $    4         $--
                                    ======         ===         ====          ===        ======         ===
Total number of securities in an
  unrealized loss position......       199                      202
                                    ======                     ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2007
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $  720      $34       $ 9        $ 8       150        10
Six months or greater but less than nine
  months................................       360       --        17         --        81        --
Nine months or greater but less than
  twelve months.........................       178       --         9         --        38        --
Twelve months or greater................       712       --        36         --       157        --
                                            ------      ---       ---        ---
  Total.................................    $1,970      $34       $71        $ 8
                                            ======      ===       ===        ===




                                                                DECEMBER 31, 2006
                                          ------------------------------------------------------------
                                           COST OR AMORTIZED    GROSS UNREALIZED         NUMBER OF
                                                 COST                 LOSS              SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months....................    $  908      $--       $ 8        $--       121        --
Six months or greater but less than nine
  months................................        95       --         1         --        25        --
Nine months or greater but less than
  twelve months.........................       219       --         4         --        53        --
Twelve months or greater................       952       --        27         --       202        --
                                            ------      ---       ---        ---
  Total.................................    $2,174      $--       $40        $--
                                            ======      ===       ===        ===



     At December 31, 2007 and 2006, $71 million and $40 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 2%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 24% of the cost or amortized cost of such securities. All of such unrealized losses of $8 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, there were no unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     At December 31, 2007 and 2006, the Company had $79 million and $40 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                DECEMBER 31,
                                                               -------------
                                                               2007     2006
                                                               ----     ----
SECTOR:
  U.S. corporate securities..................................    62%      60%
  Asset-backet securities....................................    11        2
  Residential mortgage-backed securities.....................     9        8
  Foreign corporate securities...............................     9       10
  Commercial mortgage-backed securities......................     8       12
  U.S. Treasury/agency securities............................    --        8
  Other......................................................     1       --
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===
INDUSTRY:
  Finance....................................................    38%      12%
  Industrial.................................................    22       38
  Mortgage-backed............................................    17       20
  Utility....................................................     9       14
  Government.................................................    --        8
  Other......................................................    14        8
                                                                ---      ---
     Total...................................................   100%     100%
                                                                ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $881 million and $860 million and an estimated fair value of $893 million and $865 million were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $917 million and $896 million at December 31, 2007 and 2006, respectively. There was no security collateral on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006.

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2007 and 2006, consisting primarily of fixed maturity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 3.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................   $286       70%     $350       73%
Agricultural mortgage loans...................    121       30       129       27
                                                 ----      ---      ----      ---
  Total.......................................    407      100%      479      100%
                                                           ===                ===
Less: Valuation allowances....................      2                  1
                                                 ----               ----
  Total mortgage loans on real estate.........   $405               $478
                                                 ====               ====



     Mortgage loans on real estate are collateralized by properties primarily located in the United States. At December 31, 2007, 25%, 11% and 7% of the value of the Company's mortgage loans on real estate were located in California, Rhode Island and Georgia, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 1    $ 2    $ 1
Additions................................................     2     --      1
Deductions...............................................    (1)    (1)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 2    $ 1    $ 2
                                                            ===    ===    ===


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The Company had $18 million of impaired mortgage loans, net of $1 million of valuation allowances, at December 31, 2007. The average investment on impaired loans was $4 million and interest income on impaired loans was $1 million for the year ended December 31, 2007. There were no investments in impaired loans for both years ended December 31, 2006 and 2005.

     There was no investment in restructured loans for the years ended December 31, 2007 and 2006.

     There were no mortgage loans with scheduled payments of 90 days or more past due on which interest is still accruing at both December 31, 2007 and 2006. There were no mortgage loans on which interest was no longer accrued at both December 31, 2007 and 2006. There were no mortgage loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE JOINT VENTURES

     The Company had real estate joint ventures of $13 million at December 31, 2007. There were no real estate joint ventures at December 31, 2006.

     At December 31, 2007, $11 million or 85% and $2 million or 15%, of real estate joint ventures consisted of development joint ventures and real estate investment funds, respectively.

     The Company's real estate joint ventures are located in the United States. At December 31, 2007, 20%, 9%, 7% and 6% of the Company's real estate joint ventures were located California, Texas, Georgia and Washington, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $200 million and $33 million at December 31, 2007 and 2006, respectively. Included within other limited partnership interests at December 31, 2007 and 2006 were $86 million and $30 million, respectively, of hedge funds. For the years ended December 31, 2007 and 2006, net investment income (loss) from other limited partnership interests included $(4) million and $1 million respectively, related to hedge funds. There was no net investment income from other limited partnership interests related to hedge funds for the year ended December 31, 2005.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $251   $244   $211
Equity securities......................................     1     --     --
Mortgage loans on real estate..........................    29     32     28
Policy loans...........................................     3      2      3
Other limited partnership interests....................    (3)     1     --
Cash, cash equivalents and short-term investments......    14     13     10
                                                         ----   ----   ----
     Total investment income...........................   295    292    252
Less: Investment expenses..............................    51     50     31
                                                         ----   ----   ----
     Net investment income.............................  $244   $242   $221
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     For each of the years ended December 31, 2007 and 2006, affiliated investment expense of $2 million is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007    2006   2005
                                                         ----   -----   ----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $(13)  $ (25)  $(22)
Mortgage loans on real estate..........................    (1)      1     (1)
Derivatives............................................   253     (83)   (10)
Other..................................................    --      --      6
                                                         ----   -----   ----
  Net investment gains (losses)........................  $239   $(107)  $(27)
                                                         ====   =====   ====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     There were no writedowns recorded during 2007, 2006 and 2005 for other-than-temporarily impaired available-for-sale securities.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                         2007   2006    2005
                                                         ----   ----   -----
                                                            (IN MILLIONS)
Fixed maturity securities..............................  $  6   $ 21   $  42
Equity securities......................................    (1)    --      --
Derivatives............................................    (3)    (2)     (3)
                                                         ----   ----   -----
  Subtotal.............................................     2     19      39
                                                         ----   ----   -----
Amounts allocated from:
  Insurance liability loss recognition.................    --     --     (78)
  DAC..................................................   (15)   (21)    (29)
                                                         ----   ----   -----
  Subtotal.............................................   (15)   (21)   (107)
                                                         ----   ----   -----
Deferred income tax....................................     5      1      24
                                                         ----   ----   -----
  Subtotal.............................................   (10)   (20)    (83)
                                                         ----   ----   -----
Net unrealized investment gains (losses)...............  $ (8)  $ (1)  $ (44)
                                                         ====   ====   =====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Balance, January 1,.....................................  $ (1)  $(44)  $ 36
Unrealized investment gains (losses) during the year....   (17)   (20)   (54)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...........    --     78    (78)
  DAC...................................................     6      8      9
  Deferred income tax...................................     4    (23)    43
                                                          ----   ----   ----
Balance, December 31,...................................  $ (8)  $ (1)  $(44)
                                                          ====   ====   ====
Net change in unrealized investment gains (losses)......  $ (7)  $ 43   $(80)
                                                          ====   ====   ====



  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities ("VIEs") for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Other limited partnership interests(3).................    $1,995        $181
Trust preferred securities(4)..........................       900          25
                                                           ------        ----
  Total................................................    $2,895        $206
                                                           ======        ====



--------

   (1) The assets of other limited partnership interests and trust preferred securities are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to other limited partnership interests and trust preferred securities is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (4) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $480 million and $350 million, respectively, of its total invested assets in the Metropolitan Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


invested assets was $12 million, $9 million and $4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates............................................  $265    $65   $ 79
Amortized cost of assets transferred to affiliates......  $265    $66   $ 78
Net investment gains (losses) recognized on transfers...  $ --    $(1)  $  1
Estimated fair market value of assets transferred from
  affiliates............................................  $255    $43   $753


3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $   10     $ --        $ --       $   78     $ --        $ 4
Interest rate floors............    2,000       26          --        2,000       15         --
Interest rate caps..............    1,000       --          --        1,000       --         --
Financial futures...............      150       --           2           36       --         --
Foreign currency swaps..........       26       --           5           23        1          3
Credit default swaps............       48       --          --           34       --         --
                                   ------     ----        ----       ------     ----        ---
  Total.........................   $3,234      $26         $ 7       $3,171      $16        $ 7
                                   ======     ====        ====       ======     ====        ===



     The above table does not include notional amounts for equity variance swaps. At both December 31, 2007 and 2006, the Company owned 2,000 equity variance swaps. Fair values for these equity variance swaps were insignificant and were not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                       REMAINING LIFE
                           ----------------------------------------------------------------------
                           ONE YEAR     AFTER ONE YEAR      AFTER FIVE YEARS     AFTER
                            OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   TEN YEARS    TOTAL
                           --------   ------------------   -----------------   ---------   ------
                                                        (IN MILLIONS)
Interest rate swaps......   $   --           $ 10                $   --           $ --     $   10
Interest rate floors.....       --             --                 2,000             --      2,000
Interest rate caps.......    1,000             --                    --             --      1,000
Financial futures........      150             --                    --             --        150
Foreign currency swaps...       --              5                    11             10         26
Credit default swaps.....       --             37                    11             --         48
                            ------           ----                ------           ----     ------
  Total..................   $1,150            $52                $2,022            $10     $3,234
                            ======           ====                ======           ====     ======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, the equity variance swaps are not included in the preceding table.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                         DECEMBER 31, 2007                 DECEMBER 31, 2006
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $    4     $ --        $ --       $   --     $ --        $ --
Cash flow.......................        4       --          --            9        1          --
Non-qualifying..................    3,226       26           7        3,162       15           7
                                   ------     ----        ----       ------     ----        ----
  Total.........................   $3,234      $26         $ 7       $3,171      $16         $ 7
                                   ======     ====        ====       ======     ====        ====



     The Company recognized insignificant net investment income/(expenses) from qualifying hedge settlement payments for the years ended December 31, 2007, 2006 and 2005.

     The Company recognized $1 million of net investment losses from non-qualifying hedge settlement payments for both of the years ended December 31, 2007 and 2006. The Company recognized insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2005.

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2007, 2006 and 2005. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2007, 2006 and 2005.

     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company utilizes foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments. The Company designates and accounts for these foreign currency swaps as cash flow hedges when they have met the requirements of SFAS 133.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Other comprehensive income (loss) balance at January 1,..   $(2)   $(3)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges....    (1)     2     --
Amounts reclassified to net investment gains (losses)....    --     (1)     1
                                                            ---    ---    ---
Other comprehensive income (loss) balance at December
  31,....................................................   $(3)   $(2)   $(3)
                                                            ===    ===    ===



     At December 31, 2007, an insignificant portion of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................   $5    $(12)   $11


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                DECEMBER 31,
                                                               -------------
                                                               2007     2006
                                                               ----     ----
                                                               (IN MILLIONS)
Embedded derivative assets...................................  $175      $--
Embedded derivative liabilities..............................  $ --      $87


     The following table presents changes in fair value related to embedded derivatives:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Net investment gains (losses)..........................  $249   $(70)  $(17)


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $11 million and $5 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets.

     The Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $3 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:

                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)
Balance at January 1, 2005....................................      $  678
  Capitalizations.............................................         624
  Less: Amortization related to:
     Net investment gains (losses)............................          (2)
     Unrealized investment gains (losses).....................          (9)
     Other expenses...........................................         113
                                                                    ------
       Total amortization.....................................         102
                                                                    ------
Balance at December 31, 2005..................................       1,200
  Capitalizations.............................................         472
  Less: Amortization related to:
     Net investment gains (losses)............................         (34)
     Unrealized investment gains (losses).....................          (8)
     Other expenses...........................................         181
                                                                    ------
       Total amortization.....................................         139
                                                                    ------
Balance at December 31, 2006..................................       1,533
  Capitalizations.............................................         556
  Less: Amortization related to:
     Net investment gains (losses)............................          77
     Unrealized investment gains (losses).....................          (6)
     Other expenses...........................................         212
                                                                    ------
       Total amortization.....................................         283
                                                                    ------
Balance at December 31, 2007..................................      $1,806
                                                                    ======



     Amortization of DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                       DECEMBER 31,
                                     -----------------------------------------------
                                        FUTURE       POLICYHOLDER         OTHER
                                        POLICY         ACCOUNT         POLICYHOLDER
                                       BENEFITS        BALANCES           FUNDS
                                     -----------   ---------------   ---------------
                                     2007   2006    2007     2006     2007     2006
                                     ----   ----   ------   ------   ------   ------
                                                      (IN MILLIONS)
Traditional life...................  $140   $ 80   $   --   $   --   $   12   $    8
Universal variable life............    40     13      695      260    1,362    1,213
Annuities..........................   264    166    4,794    4,698       --       --
                                     ----   ----   ------   ------   ------   ------
  Total............................  $444   $259   $5,489   $4,958   $1,374   $1,221
                                     ====   ====   ======   ======   ======   ======



     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Balance at January 1,...................................  $166   $ --    $--
Contribution of VODA from MetLife.......................    --    167     --
Amortization............................................    (2)    (1)    --
                                                          ----   ----    ---
Balance at December 31,.................................  $164   $166    $--
                                                          ====   ====    ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $4 million in 2008, $5 million in 2009, $7 million in 2010, $8 million in 2011 and $10 million in 2012.

     On July 1, 2005, MetLife completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $276   $191   $143
Capitalization.........................................   112    108     61
Amortization...........................................   (33)   (23)   (13)
                                                         ----   ----   ----
Balance at December 31,................................  $355   $276   $191
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $23.8 billion and $18.6 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $423 million, $288 million and $218 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals; and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2007                             2006
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)
ANNUITY CONTRACTS(1)
  RETURN OF NET DEPOSITS
     Separate account value...........     $  11,337             N/A        $   8,213             N/A
     Net amount at risk(2)............     $      33(3)          N/A        $      --(3)          N/A
     Average attained age of
       contractholders................      62 years             N/A         61 years             N/A
  ANNIVERSARY CONTRACT VALUE OR
     MINIMUM RETURN
     Separate account value...........     $  12,796       $  16,143        $  10,613       $  13,179
     Net amount at risk(2)............     $     269(3)    $     245(4)     $     109(3)    $      30(4)
     Average attained age of
       contractholders................      62 years        61 years         62 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
  Account value (general and separate account)........   $     449    $   1,177
  Net amount at risk(2)...............................   $  10,224(3) $  22,828(3)
  Average attained age of policyholders...............    57 years     56 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                 UNIVERSAL AND
                                                    ANNUITY      VARIABLE LIFE
                                                   CONTRACTS       CONTRACTS
                                                 -------------   -------------
                                                   GUARANTEED
                                                 ANNUITIZATION     SECONDARY
                                                    BENEFITS       GUARANTEES    TOTAL
                                                 -------------   -------------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2005.....................       $--             $--         $--
Incurred guaranteed benefits...................        --               3           3
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2005...................        --               3           3
Incurred guaranteed benefits...................        --               6           6
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2006...................        --               9           9
Incurred guaranteed benefits...................        28              19          47
Paid guaranteed benefits.......................        --              --          --
                                                      ---             ---         ---
Balance at December 31, 2007...................       $28             $28         $56
                                                      ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million, at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $20,429   $15,486
  Bond..................................................      624       557
  Balanced..............................................      605       430
  Money Market..........................................      301       221
  Specialty.............................................      144       149
                                                          -------   -------
     Total..............................................  $22,103   $16,843
                                                          =======   =======



6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance. During 2005, the Company changed its retention practices for individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company currently reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Direct premiums........................................  $188   $ 87   $ 33
Reinsurance assumed....................................    17     20     38
Reinsurance ceded......................................   (51)   (18)   (12)
                                                         ----   ----   ----
Net premiums...........................................  $154   $ 89   $ 59
                                                         ====   ====   ====
Reinsurance recoverables netted against policyholder
  benefits and claims..................................  $ 18   $ 10   $  7
                                                         ====   ====   ====



     Reinsurance recoverables, included in premiums and other receivables, were $123 million and $86 million at December 31, 2007 and 2006, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $77 million and $48 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Reinsurance Group of America, Incorporated, Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $2.9 billion and $1.6 billion, respectively. At December 31, 2006, comparable assets and liabilities were $2.3 billion and $1.2 billion, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The following table reflects related party reinsurance information:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Assumed premiums........................................  $ 17    $20   $ 37
Assumed fees, included in universal life and investment-
  type product policy fees..............................  $119    $96   $163
Assumed fees, included in net investment gains
  (losses)..............................................  $ --    $--   $  6
Assumed benefits, included in policyholder benefits and
  claims................................................  $ 18    $11   $ 32
Assumed benefits, included in interest credited to
  policyholder account balances.........................  $ 53    $49   $ 42
Assumed acquisition costs, included in other expenses...  $ 39    $58   $111
Ceded premiums..........................................  $ 43    $12   $  6
Ceded fees, included in universal life and investment-
  type product policy fees..............................  $161    $80   $ 59
Interest earned on ceded reinsurance, included in other
  revenues..............................................  $ 85    $68   $ 55
Ceded benefits, included in policyholder benefits and
  claims................................................  $ 74    $32   $ 20
Interest costs on ceded reinsurance, included in other
  expenses..............................................  $(19)   $33   $181


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $363 million, $(101) million and $(22) million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, the Company recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by the Company. As a result of the recapture, the Company received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. The Company transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, the Company entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by the Company. This agreement transfers risk to MRV, and therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated reinsurance recoverables, included in premiums and other receivables, increased $326 million, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


Company recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. The Company paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

7.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                               DECEMBER 31,
                                                              -------------
                                                              2007     2006
                                                              ----     ----
                                                              (IN MILLIONS)
Surplus notes, interest rate 7.349%, maturity date 2035.....  $400     $400
Surplus notes, interest rate 5%, maturity date upon
  request...................................................    25       25
Surplus notes, interest rate LIBOR plus .75%, maturity date
  upon request..............................................    10       10
                                                              ----     ----
Total long-term debt -- affiliated..........................  $435     $435
                                                              ====     ====



     MetLife is the holder of a surplus note issued by the Company in the amount of $400 million at December 31, 2007 and 2006. MLIG is the holder of two surplus notes issued by the Company in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner"). Payments of interest and principal on the Company's surplus notes may be made only with the prior approval of the Delaware Commissioner.

     The aggregate maturities of long-term debt as of December 31, 2007 are $400 million in 2035 and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $31 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

8.  INCOME TAXES

     The provision for income tax is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $ 20   $(90)  $(61)
  State and local......................................    (1)    --     (2)
                                                         ----   ----   ----
  Subtotal.............................................    19    (90)   (63)
                                                         ----   ----   ----
Deferred:
  Federal..............................................    85     95     98
  State and local......................................    --     (2)    (1)
                                                         ----   ----   ----
  Subtotal.............................................    85     93     97
                                                         ----   ----   ----
Provision for income tax...............................  $104   $  3   $ 34
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at US statutory rate.....................  $129   $ 22   $ 49
Tax effect of:
  Tax-exempt investment income.........................   (19)   (13)    (7)
  Prior year tax.......................................     1     (5)    (9)
  State tax, net of federal benefit....................    --     (1)     2
  Assignment fee.......................................    (6)    --     --
  Other, net...........................................    (1)    --     (1)
                                                         ----   ----   ----
Provision for income tax...............................  $104   $  3    $34
                                                         ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                            DECEMBER 31,
                                                           -------------
                                                           2007     2006
                                                           ----     ----
                                                           (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables...............  $220     $239
  Net unrealized investment gains........................     5        1
  Other..................................................     6       --
                                                           ----     ----
                                                            231      240
                                                           ----     ----
Deferred income tax liabilities:
  DAC....................................................   549      478
  Investments............................................     9        8
                                                           ----     ----
                                                            558      486
                                                           ----     ----
Net deferred income tax liability........................  $327     $246
                                                           ====     ====



     The Company had capital loss carryforwards of $22 million at December 31, 2007 which will begin expiring in 2011.

     Prior to the Company's transfer to MICC, the Company joined MetLife's includable subsidiaries in filing a federal income tax return. The Company joined MICC's includable subsidiaries as of October 11, 2006. The consolidating companies have executed tax allocation agreements. Under these agreements, current federal income tax expense (benefit) is computed on a separate return basis and the agreements provide that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to these tax allocation agreements, the amounts due from affiliates in 2007 include $17 million from MICC and in 2006 $90 million from MICC and $34 million from MetLife.

     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $19 million related to the separate account DRD.

     All years through and including 2002 are closed and no longer subject to IRS audit. The years 2003 and forward are open and subject to audit. The Company believes that any adjustments that might be required for the open years will not have a material effect on the Company's financial statements.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On an annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced claims alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims may be resolved through settlement. Other sales practices claims may be won by dispositive motion or may go to trial. The current cases may seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005. At both December 31, 2007 and 2006, the Company maintained a liability of $1 million. The related asset for premium tax offsets was $1 million at both December 31, 2007 and 2006 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers. At both December 31, 2007 and 2006, the Company maintained an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $291 million at December 31, 2007. The Company did not have unfunded commitments related to partnership investments at December 31, 2006. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $8 million and $2 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $1 million and $4 million at December 31, 2007 and 2006, respectively.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2007 and 2006 for indemnities, guarantees and commitments was insignificant.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $9 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash contributions of $250 million and $150 million from MICC during the years ended December 31, 2007 and 2006, respectively. There were no capital contributions received in 2005.

     On September 30, 2006, the Company received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in
Note 5.

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Delaware Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Delaware. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance transactions in the income statement and valuing securities on a different basis.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net loss of the Company, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Delaware State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MICC as long as the amount of the dividend, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a cash dividend to MICC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Company did not pay dividends for the years ended December 31, 2007, 2006 and 2005. Because the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year..................................................  $(27)  $(43)  $(88)
Income tax effect of holding gains (losses).............     9     15     31
Reclassification adjustments:
  Recognized holding gains (losses) included in current
     year income........................................    12     24     20
  Amortization of premiums and accretion of discounts
     associated with investments........................    (2)    (1)    14
  Income tax effect.....................................    (3)    (8)   (12)
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts................     6     86    (69)
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts................    (2)   (30)    24
                                                          ----   ----   ----
Other comprehensive income (losses).....................  $ (7)  $ 43   $(80)
                                                          ====   ====   ====


                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

11.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                       -------------------------
                                                        2007      2006      2005
                                                       -----     -----     -----
                                                             (IN MILLIONS)
Compensation.........................................  $  66     $  46     $  20
Commissions..........................................    432       418       666
Interest and debt issue costs........................     31        31        25
Amortization of DAC..................................    289       147       111
Capitalization of DAC................................   (556)     (472)     (624)
Insurance tax........................................     20        12         6
Other................................................    255       176       100
                                                       -----     -----     -----
  Total other expenses...............................  $ 537     $ 358     $ 304
                                                       =====     =====     =====



     For the years ended December 31, 2007, 2006 and 2005, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 13 for discussion of affiliated expenses included in the table above.

12.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2007
ASSETS:
  Fixed maturity securities......................              $4,328      $4,328
  Equity securities..............................              $   10      $   10
  Mortgage loans on real estate..................              $  405      $  413
  Policy loans...................................              $   39      $   39
  Short-term investments.........................              $  483      $  483
  Cash and cash equivalents......................              $   91      $   91
  Accrued investment income......................              $   54      $   54
  Mortgage loan commitments......................     $8       $   --      $   (1)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........     $1       $   --      $   --
LIABILITIES:
  Policyholder account balances..................              $4,794      $4,630
  Long-term debt -- affiliated...................              $  435      $  409
  Payables for collateral under securities loaned
     and other transactions......................              $  928      $  928



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
                                                   --------   --------   ----------
                                                             (IN MILLIONS)
DECEMBER 31, 2006
ASSETS:
  Fixed maturity securities......................              $4,077      $4,077
  Equity securities..............................              $   19      $   19
  Mortgage loans on real estate..................              $  478      $  484
  Policy loans...................................              $   37      $   37
  Short-term investments.........................              $  355      $  355
  Cash and cash equivalents......................              $   38      $   38
  Accrued investment income......................              $   55      $   55
  Mortgage loan commitments......................     $2       $   --      $   --
  Commitments to fund bank credit facilities and
     private corporate bond investments..........     $4       $   --      $   --
LIABILITIES:
  Policyholder account balances..................              $4,699      $4,456
  Long-term debt -- affiliated...................              $  435      $  425
  Payables for collateral under securities loaned
     and other transactions......................              $  901      $  901

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $50 million, $12 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $76 million, $62 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates to provide and receive services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses incurred, net of income earned, related to these agreements and recorded in other expenses, were $109 million, $103 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     At December 31, 2007 and 2006, amounts due from affiliates were $27 million and $34 million, respectively, related to the net expenses discussed above. These receivables exclude affiliated reinsurance expenses discussed in Note 6.

     See Notes 2, 5, 6 and 7 for additional related party transactions.

14.  RESTATEMENT

     As discussed in Note 6, the Company has ceded risks related to guaranteed minimum benefit riders written by the Company to an affiliate. Prior to 2007, the Company accounted for these reinsurance treaties in the same manner as the related direct guaranteed minimum benefit rider. Subsequent to the issuance of the 2006 financial statements, the Company determined that a portion of the minimum benefit guarantee within the reinsurance contract was an embedded derivative which should be measured at fair value. As such, the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to properly reflect the embedded derivatives at fair values. The impact to the Company's financial statements for the years ended December 31, 2006 and 2005 was an

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)


increase to net realized losses of $70 million and $17 million, respectively, an increase to policyholder benefits and claims of $3 million and $6 million, respectively, and a decrease to other expenses of $24 million and $8 million, respectively. The resulting impact to the Company's net income for the years ended December 31, 2006 and 2005 was a reduction of $32 million and $10 million, respectively. The related impact on the Company's balance sheet at December 31, 2006 was a reduction to premiums and other receivables of $96 million, an increase to DAC of $32 million and a decrease to deferred income tax liability of $22 million.

     Subsequent to the issuance of its 2006 financial statements, the Company identified items that were inadvertently excluded from its analysis of the amortization of DAC. These items changed the level of DAC amortization related to historical rider charges, partial withdrawals, lapses, interest rates and other assumptions. The Company has restated its financial statements for the years ended December 31, 2006 and 2005 to reflect the appropriate rate of amortization of DAC. The impact to the Company's financial statements for the year ended December 31, 2005 was an increase to policyholder benefits and claims of $5 million and an increase to other expenses of $14 million. The resulting impact to the Company's net income for the year ended December 31, 2005 was a reduction of $12 million. The net result of these changes had no impact to the Company's net income for the year ended December 31, 2006. The related impact on the Company's balance sheet at December 31, 2006 was a decrease to DAC of $14 million, a decrease to other assets of $5 million and a decrease to deferred income tax liability of $7 million.

     As discussed in Note 6, during 2005, the Company entered into a reinsurance agreement to assume an in-force block of business from GALIC which covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004 as well as certain term and universal life policies issued on or after January 1, 2005. During 2006, the Company identified a ledger reconciliation issue related to these policies. The impact of this item was originally recorded in the 2006 financial statements, however the Company has restated its financial statements for the years ended December 31, 2006 and 2005 to appropriately reflect this charge in the 2005 financial statements. The impact to the universal life and investment-type product policy fees for the years ended December 31, 2006 and 2005 was an increase of $31 million and a decrease of $31 million, respectively. The resulting impact on the Company's net income for the years ended December 31, 2006 and 2005 was an increase of $20 million and a reduction of $20 million, respectively. There was no impact on the Company's balance sheet at December 31, 2006 as a result of this restatement.

     Subsequent to the issuance of the its 2006 financial statements, the Company determined that certain insurance-related liabilities were improperly classified as financing activities rather than operating activities in the Statement of Cash Flows. The impact on the Company's Statement of Cash Flows for the year ended December 31, 2006 was a $105 million decrease in the change in insurance related liabilities and the resulting increase in net cash used in operating activities and a corresponding $105 million increase in policyholder account balance deposits and the resulting increase in net cash provided by financing activities. There was no impact on the Company's statement of cash flows for the year ended December 31, 2005.

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

     A summary of the effects of these restatements on the Company's financial statements is as follows:

                                                            DECEMBER 31, 2006
                                                       ---------------------------
                                                       AS PREVIOUSLY
                                                          REPORTED     AS RESTATED
                                                       -------------   -----------
ASSETS:
  Premiums and other receivables.....................     $ 2,005        $ 1,909
  Deferred policy acquisition costs..................     $ 1,515        $ 1,533
  Other assets.......................................     $   583        $   578
  Total assets.......................................     $27,947        $27,864

LIABILITIES:
  Deferred income tax liability......................     $   275        $   246
  Total liabilities..................................     $26,826        $26,797

STOCKHOLDER'S EQUITY:
  Retained earnings..................................     $   410        $   356
  Total stockholder's equity.........................     $ 1,121        $ 1,067
  Total liabilities and stockholder's equity.........     $27,947        $27,864



                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
REVENUES:
  Universal life and investment-type
     policy product fees.................       $386          $ 417           $420           $389
  Net investment gains (losses)..........       $(37)         $(107)          $(10)          $(27)
  Total revenues.........................       $782          $ 743           $766           $718

EXPENSES:
  Policyholder benefits and claims.......       $ 84          $  87           $ 47           $ 58
  Other expenses.........................       $382          $ 358           $298           $304
  Total expenses.........................       $701          $ 680           $561           $578
Income before provision for income tax...       $ 81          $  63           $205           $140
Provision for income tax.................       $  9          $   3           $ 57           $ 34
Net income...............................       $ 72          $  60           $148           $106

                     METLIFE INVESTORS USA INSURANCE COMPANY
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

     NOTES TO FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 14) -- (CONTINUED)

                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                DECEMBER 31, 2006             DECEMBER 31, 2005
                                           ---------------------------   ---------------------------
                                           AS PREVIOUSLY                 AS PREVIOUSLY
                                              REPORTED     AS RESTATED      REPORTED     AS RESTATED
                                           -------------   -----------   -------------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income.............................      $   72         $   60         $  148         $  106
  (Gains) losses from sales of
     investments, net....................      $   37         $  107         $   10         $   27
  Universal life and investment-type
     product policy fees.................      $ (386)        $ (417)        $ (420)        $ (389)
  Change in premiums and other
     receivables.........................      $ (360)        $ (287)        $ (549)        $ (526)
  Change in deferred policy acquisition
     costs, net..........................      $ (300)        $ (324)        $ (132)        $ (126)
  Change in insurance-related
     liabilities.........................      $  305         $  169         $  133         $  164
  Change in income tax recoverable.......      $   17         $   11         $  243         $  220
  Change in other assets.................      $  193         $  193         $   81         $   86
  Net cash provided by (used in)
     operating activities................      $ (186)        $ (252)        $ (172)        $ (124)
CASH FLOWS FROM INVESTING ACTIVITIES
  Net change in other invested assets....      $   (3)        $  (73)        $  (19)        $  (36)
  Net cash (used in) provided by
     investing activities................      $  144         $   74         $ (910)        $ (927)
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account
     balances -- deposits................      $5,983         $6,119         $3,789         $3,758
  Net cash provided by financing
     activities..........................      $   30         $  166         $  988         $  957


15.  SUBSEQUENT EVENT

     On June 2, 2008, the Company received a capital contribution from its parent of $435 million which was used to repay affiliated long-term debt of $400 million and $35 million to MetLife and MLIG, respectively.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2007.

3.   Statement of Operations for the year ended December 31, 2007.

4.   Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2007 and 2006.

3.   Statements of Income for the years ended December 31, 2007, 2006 and 2005.

4.   Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005.

5.   Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.

6.   Notes to Financial Statements.



b.            Exhibits
              --------------------------------------------------------------------------------------------------------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(6)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(12)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(13)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)     Enhanced Dollar Cost Averaging Rider(1)

     (iii)    Three Month Market Entry Rider(1)

     (iv)     Death Benefit Rider - Principal Protection(1)

     (v)      Death Benefit Rider - Compounded-Plus(1)

     (vi)     Death Benefit Rider - (Annual Step-Up)(1)

     (vii)    Guaranteed Minimum Income Benefit Rider - (Living Benefit)(1)

     (viii)   Additional Death Benefit Rider - (Earnings Preservation Benefit)(1)

     (ix)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (x)      Terminal Illness Rider(1)

     (xi)     Individual Retirement Annuity Endorsement(1)

     (xii)    Roth Individual Retirement Annuity Endorsement(1)

     (xiii)   401 Plan Endorsement(1)

     (xiv)    Tax Sheltered Annuity Endorsement(1)

     (xv)     Unisex Annuity Rates Rider(1)

     (xvi)    Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company;
              formerly Security First Life Insurance Company)(3)

     (xvii)   Form of Guaranteed Minimum Income Benefit Rider - (Living Benefit) (GMIB II 03/03)(5)


     (xviii)     Form of Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-1 (7/04)(6)

     (xix)       Form of Contract Schedule [Series C, L, VA, or XC] 8028-2 (7/04)(6)

     (xx)        Individual Retirement Annuity Endorsement 8023.1 (9/02)(6)

     (xxi)       Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(6)

     (xxii)      401(a)/403(a) Plan Endorsement 8025.1 (9/02)(6)

     (xxiii)     Tax Sheltered Annuity Endorsement 8026.1 (9/02)(6)

     (xxiv)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(6)

     (xxv)       Form of Guaranteed Minimum Income Benefit Rider (GMIB Plus or GMIB III) 8018-2 (05/05)(7)

     (xxvi)      Form of Enhanced Dollar Cost Averaging Rider 8013-1 (05/05)(7)

     (xxvii)     Form of Three Month Market Entry Rider (05/05)(7)

     (xxviii)    Form of Contract Schedule (GMIB Plus or GMIB III) 8028-3 (5/05)(8)

     (xxix)      Guaranteed Withdrawal Benefit Endorsement - (EGWB) MLIU-GWB (11/05)-E (9)

     (xxx)       Guaranteed Withdrawal Benefit Rider - (GWB) MLIU-690-2 (11/05)(9)

     (xxxi)      Form of Contract Schedule (GMAB) 8028-4 (11/05)(10)

     (xxxii)     Guaranteed Minimum Accumulation Benefit Rider (GMAB) MLIU-670-1 (11/05)(9)

     (xxxiii)    Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (10)

     (xxxiv)     Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06)(12)

     (xxxv)      Form of Contract Schedule 8028-5 (6/06)(LGWB)(12)

     (xxxvi)     Fixed Account Rider 8012 (11/00)(13)

     (xxxvii)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)(16)

     (xxxviii)   Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) RiderMLIU-EDB (4/08)(16)

     (xxxix)     Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08)(16)

     (xl)        Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08)(16)

5.   (i)         Form of Variable Annuity Application(2)

     (ii)        Form of Variable Annuity Application 8029 (7/04) APPVA-504USAVA(6)

     (iii)       Form of Variable Annuity Application 8029 (1/05) APPAVA-105USAVA(7)

     (iv)        Form of Variable Annuity Application 8029 (4/05) APPAVA1105USAVA(9)

     (v)         Form of Variable Annuity Application 8029 (1/06) APPVAUSAVA 606(12)

     (vi)        Form of Variable Annuity Application 8029 (10/07) APPUSAVA April 2008(17)

6.   (i)         Copy of Restated Articles of Incorporation of the Company(6)

     (ii)        Copy of the Bylaws of the Company(6)

     (iii)       Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79(6)

     (iv)        Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80(6)

     (v)         Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85(6)

     (vi)        Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84(6)

     (vii)       Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94(6)

     (viii)      Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                 (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00(6)

7.   (i)         Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                 Insurance Company(4)

     (ii)        Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                 Reassurance Company, Ltd.(4)


          (iii)   Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                  Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006)(17)

8.        (i)     Form of Participation Agreement Among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                  Company and Security First Life Insurance Company(3)

          (ii)    Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                  Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01)(6)

          (iii)   Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                  Life Insurance Company, and MetLife Investors USA Insurance Company (effective July 1, 2004)(11)

          (iv)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                  Securities, Inc. and MetLife Investors USA Insurance Company (effective April 30, 2007)(13)

          (v)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                  Investors Distribution Company and MetLife Investors USA Insurance Company (effective August 31,
                  2007)(15)

9.                Opinion of Counsel(14)

10.               Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)

11.               Not Applicable.

12.               Not Applicable.

13.               Powers of Attorney for Michael K. Farrell, Margaret C. Fechtmann, Susan A. Buffum, Paul A. Sylvester,
                  Richard C. Pearson, Charles V. Curcio, Jay S. Kaduson, Elizabeth M. Forget, George Foulke and Jeffrey
                  A. Tupper(14)

      (1)         incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

      (2)         incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 (File Nos.
                  333-54464 and 811-03365) filed electronically on March 21, 2001.

      (3)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

      (4)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

      (5)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 27, 2004.

      (6)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

      (7)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
                  Nos. 54464 and 811-03365) filed electronically on January 18, 2005.

      (8)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
                  Nos. 54464 and 811-03365) filed electronically on April 25, 2005.

      (9)         incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on July 13, 2005

   (10)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.

   (11)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

   (12)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
                  Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

   (13)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
                  Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

   (14)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
                  Nos. 333-60174 and 811-03365) filed electronically on April 16, 2007.

   (15)           incorporated herein by reference to Registrant's Post-Effective Amendment No. 21 to Form N-4 (File
                  Nos. 333-54466 and 811-03365) filed electronically on October 31, 2007.


(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
         Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (Files
         Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President,
  10 Park Avenue                      Chief Executive Officer and Director
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  Charles V. Curcio                   Vice President-Finance
  501 Route 22
  Bridgewater, NJ 08807

  Jay S. Kaduson                      Vice President and Director
  10 Park Avenue
  Morristown, NY 07962

  Margaret C. Fechtmann               Director
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Elizabeth M. Forget                 Executive Vice President and Director
  260 Madison Avenue
  New York, NY 10016

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Vice President, Associate General Counsel, Secretary
  5 Park Plaza                        and Director
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Assistant Vice President and Director
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837


Name and Principal Business Address   Positions and Offices with Depositor

  Enid M. Reichert                    Vice President, Chief Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Brian C. Kiel                       Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey N. Altman                   Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Roberto Baron                       Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  Bennett D. Kleinberg                Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Lisa S. Kuklinski                   Vice President
  260 Madison Avenue
  New York, NY 10016

  Jeffrey P. Halperin                 Vice President
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Eric T. Steigerwalt                 Treasurer
  1 MetLife Plaza
  27-01 Queens Plaza North
  Long Island City, NY 11101

  Mark S. Reilly                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910


Name and Principal Business Address   Positions and Offices with Depositor

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF SEPTEMBER 30, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99913% is owned by MetLife International Holdings, Inc. and 0.00087% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Participacoes Ltda.(Portugal) - 99% is owned by MetLife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.


      6. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      7. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14.   MetLife Insurance S.A./NV (Belgium)

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      43.   MLIC Asset Holdings, LLC (DE)

      44.   85 Brood Street LLC (CT)

      45.   575 Fifth Avenue LLC (DE)


V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)


Y.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)


           (ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


DD.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

EE.   MetLife Capital Trust X (DE)

FF.   Cova Life Management Company (DE)

GG.   MetLife Reinsurance Company of Charleston (SC)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of August 31, 2008, there were 4,488 qualified contract owners and 4,066 non-qualified contract owners of Series C contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund U for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

John C. Kennedy                         Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
260 Madison Avenue
New York, NY 10016

Charles M. Deuth                        Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $378,957,429         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the city of Irvine and State of California on this 28th day of October 2008.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 28, 2008.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, Chief Executive Officer,
Michael K. Farrell                 President and Director
/s/ Charles V. Curcio*
--------------------------------   Vice President - Finance (principal financial officer and
Charles V. Curcio                  principal accounting officer)
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Vice President and Director
/s/ Margaret C. Fechtmann*
--------------------------------
Margaret C. Fechtmann              Director
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Excecutive Vice President and Director
/s/ George Foulke*
--------------------------------
George Foulke                      Director
/s/ Paul A. Sylvester*
--------------------------------
Paul A. Sylvester                  Director
/s/ Richard C. Pearson*
--------------------------------   Vice President, Associate General Counsel, Secretary and
Richard C. Pearson                 Director
/s/ Jeffrey A. Tupper*
--------------------------------
Jeffrey A. Tupper                  Assistant Vice President and Director


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          October 28, 2008

 *
  MetLife Investors USA Insurance Company. Executed by Michele H. Abate,
   Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-60174/811-03365) filed as Exhibit 13 on April 16, 2007.

                                    EXHIBITS


10      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)